As filed with the Securities and Exchange Commission on May 6, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Salvatore Faia, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5366

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6484.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-261-6484 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report

February 28, 2019 (Unaudited)

Dear Shareholder,

The Abbey Capital Futures Strategy Fund (the “Fund”) Class I returned -5.59% net of fees for the six-month fiscal period ended February 28, 2019. The negative performance for the period was driven by difficult trading conditions in equities, with further losses occurring in currencies and soft commodities. The Fund’s core allocation to trendfollowing systems captured the vast majority of losses over the six-month period, while the Fund’s non-trendfollowing allocation was also negative in aggregate. The Fund may invest up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (“ACMOF”), which invests substantially all of its assets in Abbey Capital Offshore Fund SPC (“ACOF”), which is a multi-advisor fund that invests in managed futures and foreign exchange. The Fund may also invest up to 25% of its assets into Abbey Capital Onshore Series LLC (“ACOS”), which is a multi-advisor fund that invests in managed futures and foreign exchange contracts.

Average Total Returns For The Periods Ended February 28, 2019

	Jan. 1, 2019 TO Feb. 28, 2019	MAR. 1, 2018 TO FEB. 28, 2019	SEPT. 1, 2018 TO FEB. 28, 2019	ANNUALIZED SINCE INCEPTION ON July 1, 2014 TO FEB. 28, 2019
Class I Shares	-1.56%	-5.67%	-5.59%	2.00%
Class A Shares*	-1.57%	-5.93%	-5.76%	1.74%
Class A Shares (max load)	-7.24%	-11.34%	-11.19%	0.46%
Class C Shares**	-1.80%	-6.65%	-6.15%	0.99%
BofA Merrill Lynch 3-Month T-Bill Index***	0.38%	2.04%	1.10%	0.75%
S&P 500® Total Return Index***	11.48%	4.68%	-3.04%	10.06%
Barclay CTA Index***	-0.15%	-1.95%	-1.86%	0.31%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 12, 2019

Source: Abbey Capital and Bloomberg

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only

*

Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio. There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% in Class A Shares.

**	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

***

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable and the table above is shown for illustrative purposes only.

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively. This contractual limitation is in effect until December 31, 2019, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the

1

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2019 (Unaudited)

Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Without the expense limitation agreement, the expense ratios are 1.88%. 2.13% and 2.88% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively, as stated in the Fund’s current prospectus as supplemented dated December 31, 2018 (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

Market Commentary

The six-month period ended February 28, 2019 saw periods of elevated market volatility in certain sectors as the Federal Reserve (“Fed”) went through a clumsy shift in its monetary policy stance, geopolitical issues persisted and optimism for a resolution in the ongoing US-China trade war oscillated. Economic data in Europe and China was generally disappointing, while US data at times showed signs of weakness as concerns grew for the global growth outlook. Riskier assets generally struggled, with global equities falling as investors rotated into haven assets such as bonds and precious metals.

Strong US data and upbeat comments from Fed Chair Powell in October stoked fears for a faster pace of Fed rate hikes, leading to a spike in US Treasury yields. This spike was a catalyst for the sharp selloff in US equities, with further downward pressure added by cautious earnings outlooks from technology industry bellwethers and threats from US President Trump to escalate the trade war with China. Asian indices were particularly affected on the apparent deterioration in trade relations. Sentiment remained fragile in November, although worries about further Fed rate hikes eased somewhat after Fed officials hinted that the central bank may be approaching the end of its rate hiking cycle. In December however, a less dovish than expected Fed saw equities retreat further, with markets particularly displeased by Fed Chair Powell’s assertion that balance sheet reduction was essentially on autopilot. A US government shutdown and the growing possibility of a hard Brexit also dented investor risk sentiment, while thin holiday volumes at times created sharp swings in December prices. In 2019, improved optimism for a US-China trade deal and an avoidance of further tariffs lifted risk appetite. Reports of an upcoming meeting between Trump and Chinese President Xi to resolve the trade impasse, together with solid earnings releases, saw equities pare losses for the six-month period.

A shift in major global central bank policy to a more dovish stance was a key theme in markets over the six-month period. US and German yields initially climbed higher in September, with optimistic forecasts from European Central Bank President Draghi supporting eurozone yields. However, rising interest rate concerns precipitated heightened market volatility and saw investor risk appetite wane. Persistently tepid eurozone economic reports and Chinese economic data showing evidence of the impact of the trade war saw worries for the global growth outlook develop. In December, weaker than expected US labour data saw US yields plummet, while the Fed’s decision to lower its rate hike guidance for 2019 from three to two was more hawkish than expected, disappointing markets. In Europe, tumultuous Brexit developments, where UK Prime Minister May survived a no-confidence vote but was unable to get parliamentary approval for the exit deal agreed by the UK and EU, led Gilt and Bund yields lower. Though the European Central Bank confirmed an end to asset purchases in December 2018, speculation in 2019 was mounting that monetary policy may be loosened, with downbeat comments from Draghi and slowing eurozone growth lending support to this belief. A budgetary impasse between the EU and Italy initially weighed on demand for Italian government bonds, but after the disagreement was resolved and a major credit rating agency reaffirmed Italy’s rating status, yields finished the period lower. Japanese 10-year yields registered relatively large declines over the six-month period, with the Bank of Japan revising lower its inflation forecasts in January.

In currencies, the USD was broadly stronger versus its major peers. The hawkish Fed in October and November initially supported the USD before the currency traded in a wide range thereafter, with lower US yields at times proving a headwind for the greenback. In the eurozone, disappointing GDP growth and weak industrial production data hampered the EUR, with pessimistic Draghi rhetoric and a slashed European Commission growth forecast further

2

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2019 (Unaudited)

impacting the EUR. Brexit developments resulted in volatile moves in the GBP, where the growing possibility of a hard exit saw GBP/USD move lower in Q4. Moves were reversed in 2019 amid the mounting likelihood of an extension to Article 50, easing fears of a hard Brexit. The JPY outperformed relative to the USD during Q4 as market turbulence saw demand for perceived haven assets increase, although this move unwound in 2019 as risk sentiment improved. Trade war developments tended to drive moves in the AUD, with weak Chinese data and a dovish Reserve Bank of Australia ultimately sending the currency lower. Weakness in energy markets weighed on the CAD, with losses pared after some hawkish signals from the Bank of Canada in January.

Gold advanced over the period as elevated risk aversion and lower US yields drove increased demand for the precious metal. Palladium prices trended consistently higher as tighter global emission controls supported demand in the carmaker industry. Energy markets experienced elevated market volatility, particularly in Q4. Natural gas prices soared nearly 40% in November amid low storage levels and forecasts of colder US weather, however price moves quickly reversed after weather concerns eased. Crude oil prices fell sharply in Q4 as OPEC production cuts disappointed markets, the global demand outlook grew more clouded, and President Trump called for lower oil prices. Prices recovered somewhat in 2019 as Saudi exports fell, broad market risk appetite improved and political turbulence in Venezuela led to US sanctions on Venezuela’s state-owned oil company. Long-term trends in sugar prices reversed in October after a significant rally in the BRL following the Brazilian presidential election. Chinese economic stimulus measures and improved hopes for a US-China trade deal in 2019 saw copper prices reversed to finish the six-month period higher, while ample global supplies weighed on demand for US wheat.

Performance Attribution

Negative returns for the Fund were driven by losses from ACOF’s and ACOS’s exposure to equities, with currencies and soft commodities also negative over the six-month period. The Diversified Trendfollowing (“Trendfollowing”) sub-advisers (sub-advisers are also known as “Trading Advisers”) drove negative performance over the period. The non-trendfollowing sub-advisers were also net negative, as gains from Value sub-advisers were more than outweighed by losses from Global Macro sub-advisers.

Within equities, long positions held during the first half of October were responsible for the bulk of losses as equity markets corrected sharply on concerns about the impact of Fed interest rate hikes on the US economy. Further losses occurred in the first two months of 2019 due to short positioning as equity prices rebounded on optimism over US-China trade talks. However, losses were pared somewhat from late-February 2019, until the end of the period, once positioning shifted to long. Overall, the largest losses occurred in US and Japanese contracts, with Trendfollowing sub-advisers responsible for all losses in the sector.

Further losses were realised in both major and emerging market currencies. Despite holding a long position in the USD throughout the period as the USD generally rose, choppy moves in the greenback proved challenging for the Fund’s Trendfollowing sub-advisers. The largest losses for Trendfollowing sub-advisers occurred due to short positions in the GBP and NZD against the USD, primarily in the first half of the period, and offset gains from short EUR/USD positioning. Global Macro sub-advisers were positive in major currencies, largely due to short EUR/USD exposure, while Value sub-advisers were slightly negative. Trading in soft commodities was also negative for the Fund, largely on account of short soybean and mixed sugar positions. Losses from Trendfollowing sub-advisers in these contracts were partially offset by gains from Value sub-advisers from shorts in coffee and cotton later in the period. Further, smaller losses were seen in metals, energy and interest rates.

On a more positive note, bonds was the best performing sector at the Fund level. Trendfollowing sub-advisers led gains in the sector, as long exposures in Japanese and German 10-year contracts proved profitable, particularly from November onwards as long positions were increased and communications from global central banks began to turn more cautious. The Fund’s non-trendfollowing allocation was slightly positive in bonds, as gains from Value sub-advisers outweighed by losses from Global Macro sub-advisers. Additionally, Trendfollowing sub-advisers captured smaller gains from short positions in grains and meats.

3

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Concluded)

February 28, 2019 (Unaudited)

Key to Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound Sterling
BRL	Brazilian Real
JPY	Japanese Yen
NZD	New Zealand Dollar
CAD	Canadian Dollar
USD	US Dollar

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (“ACMOF”), which invests substantially all of its assets in Abbey Capital Offshore Fund SPC (“ACOF”), which is a multi-advisor fund that invests in managed futures and foreign exchange. The Fund may also invest up to 25% of its assets into Abbey Capital Onshore Series LLC (“ACOS”), which is a multi-advisor fund that invests in managed futures and foreign exchange. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisors, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Futures Strategy Fund is distributed by Quasar Distributions, LLC.

4

Abbey Capital Futures Strategy Fund

Performance Data

February 28, 2019 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2019
	Six Months†	One Year	Three Years	Since Inception††
Class A Shares (without sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-5.76%	-5.93%	-5.46%	1.74%*
Class A Shares (with sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-11.19%	-11.34%	-7.31%	0.46%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.10%	2.04%	1.13%	0.75%**
S&P 500® Total Return Index	-3.04%	4.68%	15.28%	10.06%**
Barclay CTA Index	-1.86%	-1.95%	-2.16%	0.31%**

†	Not annualized.

††	Inception date of Class A Shares of the Fund was August 29, 2014.

*	Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Without the limitation arrangement, the gross expense ratio is 2.13% for Class A Shares as stated in the current prospectus (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

5

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 28, 2019 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2019
	Six Months†	One Year	Three Years	Since Inception††
Class I Shares	-5.59%	-5.67%	-5.20%	2.00%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.10%	2.04%	1.13%	0.75%*
S&P 500® Total Return Index	-3.04%	4.68%	15.28%	10.06%*
Barclay CTA Index	-1.86%	-1.95%	-2.16%	0.31%*

†	Not annualized.

††	Inception date of Class I Shares of the Fund was July 1, 2014.

*	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 1.88% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

6

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 28, 2019 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2019
	Six Months†	One Year	Three Years	Since Inception††
Class C Shares (Pro forma July 1, 2014 to October 6, 2015)	-6.15%	-6.65%	-6.18%	0.99%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.10%	2.04%	1.13%	0.75%**
S&P 500® Total Return Index	-3.04%	4.68%	15.28%	10.06%**
Barclay CTA Index	-1.86%	-1.95%	-2.16%	0.31%**

†	Not annualized.

††	Inception date of Class C Shares of the Fund was October 6, 2015.

*	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Without the limitation arrangement, the gross expense ratio is 2.88% for Class C Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable. Additionally, these indices are not available for direct investment and the above is shown for illustrative purposes only.

7

Abbey Capital Futures Strategy Fund

Performance Data (Concluded)

February 28, 2019 (Unaudited)

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

S&P 500® Index

The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

Nasdaq 100 Index

Launched in January 1985, the Nasdaq-100 Index includes 100 of the largest US domestic and international non-financial companies listed on the Nasdaq stock market. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 510 programs included in the calculation of the Barclay CTA Index for 2019. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Hang Seng Index

The Hang Seng Index is a market capitalization-weighted index of 40 of the largest companies that trade on the Hong Kong Exchange. The Hang Seng Index is maintained by a subsidiary of Hang Seng Bank, and has been published since 1969.

Nikkei 225 Index

The Nikkei 225 Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies traded on the Tokyo Stock Exchange.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

8

Abbey Capital Futures Strategy Fund

Fund Expense Examples

February 28, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019, and held for the entire period.

ACTUAL EXPENSES

The first section in the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six- Month Total Investment Return for the Fund
Actual
Class A Shares	$ 1,000.00	$ 942.40	$ 9.82	2.04%	-5.76%
Class I Shares	1,000.00	944.10	8.63	1.79	-5.59
Class C Shares	1,000.00	938.50	13.41	2.79	-6.15
Hypothetical (5% return before expenses)
Class A Shares	$ 1,000.00	$ 1,014.68	$ 10.19	2.04%	N/A
Class I Shares	1,000.00	1,015.92	8.95	1.79	N/A
Class C Shares	1,000.00	1,010.96	13.91	2.79	N/A

*

Expenses are equal to the Funds’ Class A Shares, Class I Shares, and Class C Shares annualized six-month expense ratios for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account values in the first section in the table is based on the actual six-month total investment return for the Fund’s respective share classes.

9

Abbey Capital Futures Strategy Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2019 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	80.4%	$530,717,684
PURCHASED OPTIONS	0.1	531,190
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures, forward foreign currency contracts and written options)	19.5	128,991,103
NET ASSETS	100.0%	$660,239,977

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
10

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments

February 28, 2019 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS — 80.4%
U.S. TREASURY OBLIGATIONS — 80.4%
U.S. Treasury Bills	2.310%	03/07/19	$20,036	$20,028,244
U.S. Treasury Bills	2.335%	03/14/19	5,559	5,554,285
U.S. Treasury Bills	2.352%	03/21/19	19,540	19,514,585
U.S. Treasury Bills	2.381%	03/28/19	26,271	26,224,451
U.S. Treasury Bills	2.431%	04/04/19	23,447	23,394,976
U.S. Treasury Bills	2.467%	04/25/19	12,138	12,093,772
U.S. Treasury Bills	2.499%	05/02/19	43,450	43,271,342
U.S. Treasury Bills	2.494%	05/09/19	32,961	32,809,695
U.S. Treasury Bills	2.506%	05/16/19	57,452	57,162,729
U.S. Treasury Bills	2.428%	05/30/19	88,320	87,791,736
U.S. Treasury Bills	2.542%	06/06/19	14,929	14,832,628
U.S. Treasury Bills	2.520%	06/13/19	13,210	13,118,697
U.S. Treasury Bills	2.478%	06/20/19	7,438	7,383,159
U.S. Treasury Bills	2.471%	06/27/19	15,088	14,969,555
U.S. Treasury Bills	2.509%	07/05/19	10,028	9,943,853
U.S. Treasury Bills	2.502%	07/11/19	38,849	38,507,815
U.S. Treasury Bills	2.509%	07/25/19	13,176	13,047,620
U.S. Treasury Bills	2.472%	08/01/19	15,711	15,550,080
U.S. Treasury Bills	2.484%	08/08/19	10,962	10,844,099
U.S. Treasury Bills	2.510%	08/15/19	34,415	34,027,855
U.S. Treasury Bills	2.496%	08/22/19	11,126	10,995,325
U.S. Treasury Bills	2.511%	08/29/19	19,895	19,651,183
				530,717,684
TOTAL SHORT-TERM INVESTMENTS
(Cost $530,709,173)				530,717,684
TOTAL PURCHASED OPTIONS — 0.1%**
(Cost $928,590)				531,190
TOTAL INVESTMENTS — 80.5%
(Cost $531,637,763)				531,248,874

OTHER ASSETS IN EXCESS OF LIABILITIES — 19.5%				128,991,103
NET ASSETS — 100.0%				$660,239,977

*	Short-term investments’ coupon reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 20 for detailed information regarding the Purchased Options.

The accompanying notes are an integral part of the consolidated financial statements.
11

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Futures contracts outstanding as of February 28, 2019 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-19	19	$1,704,571	$6,361
2-Year Euro Swapnote Futures	Mar-19	10	1,137,449	1,137
3-Month Euro Euribor	Sep-19	559	158,958,551	21,398
3-Month Euro Euribor	Dec-19	1,651	469,482,233	81,598
3-Month Euro Euribor	Mar-20	22	6,255,972	682
3-Month Euro Euribor	Jun-20	472	134,219,027	88,650
3-Month Euro Euribor	Sep-20	60	17,061,741	1,422
3-Month Euro Euribor	Dec-20	72	20,474,089	3,341
3-Month Euro Euribor	Mar-21	32	9,099,595	4,208
3-Month Euro Euribor	Jun-21	56	15,924,291	9,384
3-Month Euro Euribor	Sep-21	17	4,834,160	256
3-Month Euro Euribor	Dec-21	13	3,696,710	(299)
5-Year Euro Swapnote Futures	Mar-19	1	113,745	990
90-DAY Bank Bill	Sep-19	63	44,689,092	4,386
90-DAY Bank Bill	Dec-19	397	281,612,212	116,314
90-DAY Bank Bill	Mar-20	76	53,910,650	22,453
90-DAY Bank Bill	Jun-20	93	65,969,611	35,247
90-DAY Bank Bill	Sep-20	59	41,851,689	20,839
90-DAY Eurodollar Futures	Jun-19	6	1,500,000	425
90-DAY Eurodollar Futures	Sep-19	1,076	269,000,000	(4,610)
90-DAY Eurodollar Futures	Dec-19	639	159,750,000	79,750
90-DAY Eurodollar Futures	Mar-20	432	108,000,000	578,412
90-DAY Eurodollar Futures	Jun-20	250	62,500,000	(13,775)
90-DAY Eurodollar Futures	Dec-20	314	78,500,000	8,750
90-DAY Eurodollar Futures	Mar-21	59	14,750,000	900
90-DAY Eurodollar Futures	Jun-21	72	18,000,000	3,300
90-DAY Eurodollar Futures	Sep-21	8	2,000,000	(450)
90-DAY Eurodollar Futures	Dec-21	223	55,750,000	27,312
90-DAY Eurodollar Futures	Mar-22	6	1,500,000	(63)
90-DAY Eurodollar Futures	Jun-22	4	1,000,000	338
90-DAY Eurodollar Futures	Sep-22	3	750,000	—
90-DAY Sterling Futures	Jun-19	22	3,647,457	381
90-DAY Sterling Futures	Sep-19	561	93,010,147	75,121
90-DAY Sterling Futures	Dec-19	4,699	779,063,598	297,182
90-DAY Sterling Futures	Mar-20	71	11,771,338	(8,265)
90-DAY Sterling Futures	Jun-20	1,389	230,287,154	(41,158)
90-DAY Sterling Futures	Sep-20	56	9,284,435	(7,651)
90-DAY Sterling Futures	Mar-21	51	8,455,468	(7,577)
90-DAY Sterling Futures	Jun-21	47	7,792,294	(7,966)
90-DAY Sterling Futures	Sep-21	17	2,818,489	(1,185)
90-DAY Sterling Futures	Dec-21	501	83,062,537	(16,828)
Amsterdam Index Futures	Mar-19	113	13,907,653	129,251
Australian 10-Year Bond Futures	Mar-19	521	36,957,169	884,367
Australian 3-Year Bond Futures	Mar-19	1,432	101,579,015	495,224
Bank Acceptance Futures	Jun-19	30	5,699,305	6,630
Bank Acceptance Futures	Sep-19	27	5,129,374	4,217
Bank Acceptance Futures	Dec-19	33	6,269,235	2,888
Brent Crude Futures	May-19	8	530,480	2,110

The accompanying notes are an integral part of the consolidated financial statements.
12

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Brent Crude Futures	Jun-19	3	$198,990	$410
Brent Crude Futures	Jul-19	1	66,230	3,980
Brent Crude Futures	Aug-19	2	132,360	10,000
CAC40 10 Euro Futures	Mar-19	267	15,910,790	343,833
Canadian 10-Year Bond Futures	Jun-19	373	28,344,542	(134,086)
Cattle Feeder Futures	Mar-19	1	71,440	(313)
Cattle Feeder Futures	Apr-19	4	292,300	(238)
Cattle Feeder Futures	May-19	3	220,875	(413)
Copper Futures	May-19	318	23,436,600	40,500
Copper Futures	Jul-19	1	73,850	(13)
DJIA Mini E-CBOT	Mar-19	161	20,859,965	470,715
Dollar Index	Mar-19	208	20,800,000	(149,665)
Euro BUXL 30-Year Bond Futures	Mar-19	73	8,303,381	(11,966)
Euro BUXL 30-Year Bond Futures	Jun-19	6	682,470	(8,531)
Euro STOXX 50	Mar-19	425	15,943,059	411,223
Euro/CHF 3-Month Futures ICE	Sep-19	42	10,520,515	676
Euro/CHF 3-Month Futures ICE	Dec-19	50	12,524,423	3,983
Euro/CHF 3-Month Futures ICE	Mar-20	3	751,465	75
Euro-Bobl Futures	Mar-19	1,150	130,806,679	225,443
Euro-Bobl Futures	Jun-19	110	12,511,943	(2,343)
Euro-BTP Futures	Mar-19	115	13,080,668	109,286
Euro-BTP Futures	Jun-19	9	1,023,704	1,467
Euro-Bund Futures	Mar-19	669	76,095,364	903,920
Euro-Bund Futures	Jun-19	170	19,336,640	(6,495)
Euro-Oat Futures	Mar-19	690	78,484,007	1,088,357
Euro-Oat Futures	Jun-19	14	1,592,429	(2,411)
Euro-Schatz Futures	Mar-19	564	64,152,145	(71,915)
FTSE 100 Index Futures	Mar-19	133	12,481,484	(364,272)
FTSE/JSE TOP 40	Mar-19	33	1,160,734	1,219
FTSE/MIB Index Futures	Mar-19	64	7,518,085	133,366
Gasoline RBOB Futures	May-19	8	593,309	(3,053)
GBP Currency Futures	Mar-19	280	23,211,088	(536,394)
Gold 100 Oz Futures	Apr-19	404	53,170,440	174,210
Hang Seng China Enterprises Index Futures	Mar-19	27	1,962,292	(8,096)
Hang Seng Index Futures	Mar-19	102	18,624,364	(112,106)
IBEX 35 Index Futures	Mar-19	27	2,853,709	87,366
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-19	164	147,131,387	708,384
Live Cattle Futures	Apr-19	190	9,868,600	216,530
Live Cattle Futures	Jun-19	31	1,489,860	18,330
Live Cattle Futures	Aug-19	18	834,480	5,030
Live Cattle Futures	Oct-19	5	233,352	60
LME Copper Forward	Mar-19	217	35,427,963	1,946,577
LME Copper Forward	Apr-19	18	2,932,425	36,368
LME Copper Forward	Jun-19	9	1,465,425	(210,039)
LME Lead Forward	Mar-19	5	268,906	7,638
LME Lead Forward	Apr-19	4	215,275	4,488
LME Nickel Forward	Mar-19	4	311,772	(415,173)
LME Nickel Forward	Apr-19	7	546,693	3,673
LME Nickel Forward	May-19	2	156,516	6,840
LME Nickel Forward	Jun-19	16	1,255,008	(23,297)

The accompanying notes are an integral part of the consolidated financial statements.
13

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Zinc Forward	Mar-19	113	$7,925,538	$508,540
LME Zinc Forward	Apr-19	14	979,825	(38,591)
LME Zinc Forward	May-19	1	69,763	3,438
Long Gilt Futures	Jun-19	535	70,959,613	(1,016,702)
Low Sulphur Gasoil G Futures	Apr-19	4	248,300	(52,975)
Low Sulphur Gasoil G Futures	May-19	11	678,975	16,200
Low Sulphur Gasoil G Futures	Jun-19	6	369,150	(175)
MSCI EAFE Index Futures	Mar-19	3	280,350	(5,460)
MSCI Emerging Markets Index Futures	Mar-19	9	471,015	(8,365)
MSCI Taiwan Index Futures	Mar-19	29	1,097,070	770
MXN Currency Futures	Mar-19	555	14,392,108	137,860
Nasdaq 100 E-Mini	Mar-19	70	9,943,500	(156,438)
Natural Gas Futures	Jun-19	3	85,900	(110)
Natural Gas Futures	Jul-19	4	116,200	(260)
Natural Gas Futures	Aug-19	6	175,100	930
Natural Gas Futures	Sep-19	15	436,100	4,780
Natural Gas Futures	Oct-19	46	1,344,600	11,000
Natural Gas Futures	Nov-19	13	386,100	2,970
Natural Gas Futures	Dec-19	12	372,600	5,770
Nikkei 225 (Chicago Mercantile Exchange)	Mar-19	3	322,350	775
Nikkei 225 (Osaka Securities Exchange)	Mar-19	13	2,494,684	5,826
Nikkei 225 Mini	Mar-19	137	2,629,014	36,339
NY Harbor Ultra-Low Sulfur Diesel Futures	May-19	7	594,380	7,111
NY Harbor Ultra-Low Sulfur Diesel Futures	Jun-19	3	254,318	(508)
OMX Stockholm 30 Index Futures	Mar-19	520	8,850,585	18,104
Palladium Futures	Jun-19	14	2,102,100	67,550
Rapeseed Euro	May-19	2	40,749	(1,848)
Russell 2000 E-Mini	Mar-19	51	4,017,525	39,850
S&P 500 E-Mini Futures	Mar-19	89	12,391,915	67,352
S&P Mid 400 E-Mini Futures	Mar-19	17	3,248,360	24,220
S&P/TSX 60 IX Futures	Mar-19	106	15,343,197	323,736
Silver Futures	May-19	67	5,237,450	(182,695)
Silver Futures	Jul-19	3	235,950	(4,925)
Soybean Oil Futures	Jul-19	7	128,478	(1,992)
SPI 200 Futures	Mar-19	157	17,120,054	569,733
Sugar No. 11 (World)	May-19	172	2,461,939	(140,526)
Swiss Federal Bond Futures	Mar-19	3	300,586	9,348
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-19	906	90,691,506	(409,360)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-19	990	99,999,663	(186,704)
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-19	450	54,888,728	(593,070)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-19	34	3,419,036	(69,992)
USD/HUF Futures	Mar-19	5	500,000	(6,540)
USD/NOK Futures	Mar-19	2	200,000	328
USD/SEK Futures	Mar-19	28	2,800,000	72,766
WTI Crude Futures	Apr-19	36	2,059,920	17,940
WTI Crude Futures	May-19	14	806,540	3,140
WTI Crude Futures	Jun-19	5	290,300	19,160
WTI Crude Futures	Jul-19	5	292,450	17,430
WTI Crude Futures	Aug-19	6	352,980	25,910
WTI Crude Futures	Sep-19	10	590,600	43,340

The accompanying notes are an integral part of the consolidated financial statements.
14

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
WTI Crude Futures	Oct-19	4	$236,680	$16,150
				$7,009,655

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-DAY Federal Funds Futures	Jan-20	639	$(266,250,000)	$33,947
90-DAY Bank Bill	Jun-19	9	(6,384,156)	(1,698)
90-DAY Eurodollar Futures	Sep-20	977	(244,250,000)	34,731
90-DAY Sterling Futures	Dec-20	1,090	(180,714,902)	(122,411)
AUD/USD Currency Futures	Mar-19	553	(39,227,092)	471,247
CAD Currency Futures	Mar-19	555	(42,174,855)	(650,018)
CHF Currency Futures	Mar-19	307	(38,449,977)	96,676
Cocoa Futures	May-19	25	(561,750)	4,970
Cocoa Futures	Jul-19	3	(68,130)	110
Cocoa Futures ICE	May-19	32	(714,318)	(11,871)
Coffee 'C' Futures	May-19	392	(14,472,150)	897,469
Coffee 'C' Futures	Jul-19	60	(2,275,875)	136,856
Coffee 'C' Futures	Sep-19	44	(1,714,350)	88,931
Coffee Robusta 10-T Futures	May-19	32	(491,840)	3,580
Coffee Robusta 10-T Futures	Jul-19	9	(138,960)	510
Corn Futures	May-19	696	(12,902,100)	399,213
Corn Futures	Jul-19	17	(322,575)	7,388
Corn Futures	Sep-19	1	(19,263)	400
Cotton No.2 Futures	May-19	207	(7,536,870)	109,455
Cotton No.2 Futures	Jul-19	12	(443,940)	(2,780)
DAX Index Futures	Mar-19	14	(4,586,196)	(443,477)
EUR Foreign Exchange Currency Futures	Mar-19	1,176	(167,205,059)	531,683
Euro/CHF 3-Month Futures ICE	Jun-19	1	(250,488)	—
Euro/JPY Futures	Mar-19	89	(12,654,124)	83,445
Euro-Schatz Futures	Jun-19	4	(454,980)	131
Gasoline RBOB Futures	Apr-19	179	(13,173,791)	(427,191)
ILS/USD Futures	Mar-19	7	(1,931,354)	(48,730)
JPY Currency Futures	Mar-19	463	(51,922,128)	131,512
Kansas City Hard Red Winter Wheat Futures	May-19	278	(6,178,550)	614,150
Kansas City Hard Red Winter Wheat Futures	Jul-19	43	(974,488)	126,513
Lean Hogs Futures	Apr-19	243	(5,431,056)	728,440
Lean Hogs Futures	Jun-19	108	(3,278,880)	63,960
Lean Hogs Futures	Jul-19	26	(814,060)	(200)
Lean Hogs Futures	Aug-19	11	(345,732)	440
LME Aluminum Forward	Mar-19	7	(331,581)	443,899
LME Aluminum Forward	Apr-19	20	(951,375)	(24,523)
LME Aluminum Forward	May-19	11	(524,838)	(24,523)
LME Aluminum Forward	Jun-19	293	(14,043,856)	(334,184)
LME Copper Forward	Mar-19	217	(35,427,963)	(2,649,976)
LME Lead Forward	Mar-19	5	(268,906)	(20,538)
LME Lead Forward	Apr-19	4	(215,275)	(14,664)
LME Zinc Forward	Mar-19	113	(7,925,538)	(841,459)

The accompanying notes are an integral part of the consolidated financial statements.
15

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Zinc Forward	May-19	1	$(69,763)	$(2,794)
LME Zinc Forward	Jun-19	1	(69,338)	(7,738)
Natural Gas Futures	Apr-19	64	(1,799,600)	(162,820)
Natural Gas Futures	May-19	1	(28,200)	(1,300)
Nikkei 225 (Singapore Exchange)	Mar-19	47	(4,499,080)	(238,617)
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-19	52	(4,427,623)	(3,994)
NZD Currency Futures	Mar-19	211	(14,369,088)	(72,540)
Platinum Futures	Apr-19	12	(525,120)	(44,960)
PLN/USD Futures	Mar-19	4	(528,555)	(7,660)
Red Wheat Futures (Minneapolis Grain Exchange)	May-19	10	(279,625)	8,275
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-19	1	(28,113)	(25)
Soybean Futures	May-19	185	(8,419,813)	55,700
Soybean Futures	Jul-19	23	(1,062,600)	13,213
Soybean Meal Futures	May-19	240	(7,344,000)	160,820
Soybean Meal Futures	Jul-19	58	(1,796,840)	44,670
Soybean Meal Futures	Aug-19	1	(31,150)	480
Soybean Oil Futures	May-19	29	(526,350)	834
Sugar No. 11 (World)	Jul-19	3	(43,781)	(14,302)
Topix Index Futures	Mar-19	5	(720,406)	(43,332)
TRY/USD Futures	Mar-19	15	(1,404,955)	(19,275)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-19	55	(10,977,479)	5,242
Wheat (Chicago Board of Trade)	May-19	574	(13,187,650)	1,074,551
Wheat (Chicago Board of Trade)	Jul-19	75	(1,749,375)	173,963
White Sugar ICE	May-19	4	(69,600)	410
				$310,214
Total Futures Contracts				$7,319,869

The accompanying notes are an integral part of the consolidated financial statements.
16

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2019 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	20,876,295	USD	14,906,700	Mar 01 2019	BOA	$(97,771)
AUD	19,306,110	USD	13,706,759	Mar 04 2019	BOA	(10,791)
AUD	25,269,202	USD	18,155,557	Mar 20 2019	BOA	(224,315)
AUD	17,827,000	USD	12,755,818	Mar 22 2019	BOA	(105,208)
AUD	8,459,000	USD	6,072,867	Mar 27 2019	BOA	(69,595)
BRL	33,206,308	USD	8,839,787	Mar 20 2019	BOA	(12,487)
CAD	5,816,572	USD	4,421,802	Mar 01 2019	BOA	(1,646)
CAD	39,275,244	USD	29,671,316	Mar 20 2019	BOA	189,126
CAD	12,696,000	USD	9,574,365	Mar 22 2019	BOA	78,737
CAD	36,103,000	USD	27,202,998	Mar 27 2019	BOA	250,648
CAD	3,537,000	USD	2,689,961	Mar 28 2019	BOA	(265)
CHF	38,518,902	USD	38,468,892	Mar 01 2019	BOA	128,721
CHF	38,518,902	USD	38,615,441	Mar 04 2019	BOA	(7,464)
CHF	3,834,000	USD	3,917,593	Mar 22 2019	BOA	(67,931)
CHF	57,843,000	USD	59,220,238	Mar 27 2019	BOA	(1,111,898)
CHF	9,269,000	USD	9,313,229	Mar 28 2019	BOA	(778)
CLP	3,306,361,462	USD	4,975,005	Mar 20 2019	BOA	65,990
CNH	21,064,053	USD	3,100,000	Mar 20 2019	BOA	43,526
COP	20,377,040,760	USD	6,450,000	Mar 20 2019	BOA	156,272
CZK	113,616,204	EUR	4,400,000	Mar 20 2019	BOA	31,523
CZK	20,649,544	EUR	800,000	Jun 19 2019	BOA	617
EUR	35,695,488	USD	40,582,501	Mar 01 2019	BOA	22,642
EUR	39,888,933	USD	45,391,145	Mar 04 2019	BOA	(4,605)
EUR	4,400,000	CZK	113,309,785	Mar 20 2019	BOA	(17,917)
EUR	2,100,000	HUF	670,296,148	Mar 20 2019	BOA	(25,669)
EUR	18,650,000	NOK	185,169,600	Mar 20 2019	BOA	(410,532)
EUR	6,900,000	PLN	29,793,081	Mar 20 2019	BOA	(16,713)
EUR	38,800,000	SEK	401,588,698	Mar 20 2019	BOA	657,405
EUR	42,799,691	USD	48,983,285	Mar 20 2019	BOA	(216,670)
EUR	11,858,000	USD	13,647,062	Mar 22 2019	BOA	(133,481)
EUR	30,387,000	USD	35,040,819	Mar 27 2019	BOA	(395,906)
EUR	2,250,000	JPY	283,228,200	Mar 28 2019	BOA	18,663
EUR	3,248,000	USD	3,696,097	Mar 28 2019	BOA	7,350
EUR	250,000	PLN	1,090,725	Jun 19 2019	BOA	(2,203)
EUR	18,700,000	SEK	197,509,802	Jun 19 2019	BOA	(100,631)
GBP	5,406,341	EUR	6,291,977	Mar 01 2019	BOA	13,663
GBP	23,805,279	USD	31,594,186	Mar 01 2019	BOA	(18,489)
GBP	2,459,101	EUR	2,876,408	Mar 04 2019	BOA	(10,552)
GBP	29,911,774	USD	39,809,182	Mar 04 2019	BOA	(127,644)
GBP	30,354,044	USD	40,272,805	Mar 05 2019	BOA	(2,481)
GBP	28,247,755	USD	36,913,626	Mar 20 2019	BOA	592,586
GBP	18,675,000	USD	24,200,036	Mar 22 2019	BOA	598,556
GBP	22,944,000	USD	29,462,996	Mar 27 2019	BOA	1,012,684
GBP	2,646,000	USD	3,477,871	Mar 28 2019	BOA	36,906
HUF	668,271,273	EUR	2,100,000	Mar 20 2019	BOA	18,363
HUF	1,486,754,134	USD	5,330,444	Mar 20 2019	BOA	33,791
HUF	381,405,378	EUR	1,200,000	Jun 19 2019	BOA	7,084
ILS	19,849,808	USD	5,400,000	Mar 20 2019	BOA	83,669
INR	1,182,118,887	USD	16,543,662	Mar 20 2019	BOA	31,486

The accompanying notes are an integral part of the consolidated financial statements.
17

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
INR	7,220,343	USD	100,000	Jun 19 2019	BOA	$110
JPY	556,983,080	USD	5,037,765	Mar 01 2019	BOA	(40,459)
JPY	526,168,370	USD	4,740,482	Mar 04 2019	BOA	(18,590)
JPY	526,168,370	USD	4,723,511	Mar 05 2019	BOA	(1,266)
JPY	4,959,956,861	USD	45,143,918	Mar 20 2019	BOA	(573,450)
JPY	3,061,490,000	USD	28,186,004	Mar 22 2019	BOA	(670,586)
JPY	6,575,100,000	USD	59,918,603	Mar 27 2019	BOA	(799,116)
JPY	1,379,054,000	USD	12,510,615	Mar 28 2019	BOA	(109,904)
KRW	8,784,571,618	USD	7,835,492	Mar 20 2019	BOA	(20,279)
KRW	55,793,000	USD	50,000	Jun 19 2019	BOA	(211)
MXN	302,378,448	USD	15,553,182	Mar 20 2019	BOA	78,623
MXN	93,379,000	USD	4,641,365	Mar 22 2019	BOA	184,409
MXN	269,370,000	USD	13,953,443	Mar 27 2019	BOA	(43,805)
NOK	186,789,684	EUR	19,150,000	Mar 20 2019	BOA	30,337
NOK	89,753,065	USD	10,542,656	Mar 20 2019	BOA	(43,592)
NOK	269,130,000	USD	31,398,991	Mar 27 2019	BOA	93,385
NZD	1,038,157	USD	714,822	Mar 01 2019	BOA	(7,821)
NZD	419,120	USD	285,442	Mar 04 2019	BOA	5
NZD	19,382,776	USD	13,305,852	Mar 20 2019	BOA	(100,425)
NZD	15,267,000	USD	10,386,229	Mar 22 2019	BOA	15,569
NZD	11,441,000	USD	7,845,754	Mar 27 2019	BOA	(49,887)
PHP	469,944,494	USD	8,950,000	Mar 20 2019	BOA	121,831
PLN	29,755,555	EUR	6,900,000	Mar 20 2019	BOA	6,790
PLN	66,236,068	USD	17,684,857	Mar 20 2019	BOA	(168,956)
PLN	52,540,000	USD	13,987,755	Mar 27 2019	BOA	(90,601)
PLN	2,395,418	EUR	550,000	Jun 19 2019	BOA	3,739
RUB	242,992,895	USD	3,672,039	Mar 20 2019	BOA	2,350
RUB	66,639,350	USD	1,000,000	Jun 19 2019	BOA	(4,386)
SEK	2,423,076	USD	263,701	Mar 04 2019	BOA	(1,267)
SEK	365,526,459	EUR	35,100,000	Mar 20 2019	BOA	(352,483)
SEK	34,874,838	USD	3,879,229	Mar 20 2019	BOA	(97,087)
SEK	54,490,000	USD	6,081,819	Mar 27 2019	BOA	(168,974)
SGD	17,473,492	USD	12,907,352	Mar 20 2019	BOA	21,044
SGD	7,766,000	USD	5,758,859	Mar 28 2019	BOA	(12,089)
SGD	403,712	USD	300,000	Jun 19 2019	BOA	(795)
THB	228,695,537	USD	7,250,000	Mar 20 2019	BOA	10,276
TRY	13,063,407	USD	2,400,000	Mar 20 2019	BOA	18,401
TRY	43,195,000	USD	7,928,100	Mar 27 2019	BOA	35,348
TRY	12,936,081	USD	2,300,000	Jun 19 2019	BOA	(20,970)
TWD	231,392,926	USD	7,542,784	Mar 20 2019	BOA	(13,047)
USD	15,003,915	AUD	20,876,295	Mar 01 2019	BOA	194,986
USD	13,779,716	AUD	19,306,110	Mar 04 2019	BOA	83,748
USD	11,827,247	AUD	16,669,552	Mar 05 2019	BOA	1,431
USD	27,544,818	AUD	38,621,516	Mar 20 2019	BOA	138,659
USD	21,659,324	AUD	30,128,000	Mar 22 2019	BOA	279,531
USD	2,989,829	AUD	4,176,000	Mar 27 2019	BOA	26,161
USD	4,881,274	BRL	18,571,385	Mar 20 2019	BOA	(55,595)
USD	1,650,000	BRL	6,226,358	Jun 19 2019	BOA	6,690
USD	4,421,598	CAD	5,816,572	Mar 01 2019	BOA	1,442
USD	3,350,228	CAD	4,405,265	Mar 04 2019	BOA	2,330
USD	23,238,831	CAD	30,897,121	Mar 20 2019	BOA	(251,836)

The accompanying notes are an integral part of the consolidated financial statements.
18

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	15,190,641	CAD	20,186,000	Mar 22 2019	BOA	$(157,306)
USD	26,921,262	CAD	36,103,000	Mar 27 2019	BOA	(532,384)
USD	38,541,642	CHF	38,518,902	Mar 01 2019	BOA	(55,972)
USD	38,479,230	CHF	38,518,902	Mar 04 2019	BOA	(128,746)
USD	38,618,886	CHF	38,518,902	Mar 05 2019	BOA	7,455
USD	12,633,469	CHF	12,422,000	Mar 22 2019	BOA	160,724
USD	80,028,556	CHF	78,846,000	Mar 27 2019	BOA	820,870
USD	7,047,603	CLP	4,767,490,116	Mar 20 2019	BOA	(221,080)
USD	5,350,000	CNH	36,699,947	Mar 20 2019	BOA	(126,973)
USD	9,700,000	COP	31,308,190,125	Mar 20 2019	BOA	(450,170)
USD	33,504,807	EUR	29,403,511	Mar 01 2019	BOA	57,056
USD	42,092,049	EUR	37,012,525	Mar 04 2019	BOA	(21,648)
USD	43,625,477	EUR	38,335,520	Mar 05 2019	BOA	2,865
USD	89,838,610	EUR	78,514,694	Mar 20 2019	BOA	377,781
USD	31,612,977	EUR	27,618,000	Mar 22 2019	BOA	139,028
USD	68,409,992	EUR	59,521,000	Mar 27 2019	BOA	548,741
USD	38,882,586	GBP	29,211,620	Mar 01 2019	BOA	135,833
USD	42,950,877	GBP	32,370,875	Mar 04 2019	BOA	7,047
USD	26,869,164	GBP	20,912,513	Mar 20 2019	BOA	(897,615)
USD	24,680,746	GBP	19,325,000	Mar 22 2019	BOA	(980,983)
USD	29,760,774	GBP	22,944,000	Mar 27 2019	BOA	(714,906)
USD	4,574,108	HUF	1,287,736,532	Mar 20 2019	BOA	(72,068)
USD	8,200,000	ILS	30,358,290	Mar 20 2019	BOA	(186,721)
USD	8,009,795	INR	571,276,361	Mar 20 2019	BOA	(390)
USD	350,000	INR	25,209,562	Jun 19 2019	BOA	468
USD	5,017,197	JPY	556,983,080	Mar 01 2019	BOA	19,891
USD	4,723,150	JPY	526,168,370	Mar 04 2019	BOA	1,258
USD	58,229,153	JPY	6,471,439,572	Mar 20 2019	BOA	76,412
USD	47,342,850	JPY	5,266,200,000	Mar 22 2019	BOA	12,400
USD	81,882,874	JPY	8,965,800,000	Mar 27 2019	BOA	1,267,598
USD	12,448,075	JPY	1,379,054,000	Mar 28 2019	BOA	47,364
USD	13,564,421	KRW	15,239,085,709	Mar 20 2019	BOA	6,935
USD	150,000	KRW	167,073,195	Jun 19 2019	BOA	906
USD	6,290,022	MXN	122,356,569	Mar 20 2019	BOA	(35,343)
USD	1,244,192	MXN	24,568,000	Mar 22 2019	BOA	(25,468)
USD	2,723,641	MXN	52,620,000	Mar 27 2019	BOA	6,467
USD	7,696,129	NOK	66,123,110	Mar 20 2019	BOA	(38,768)
USD	14,021,832	NOK	121,120,000	Mar 27 2019	BOA	(151,082)
USD	710,567	NZD	1,038,157	Mar 01 2019	BOA	3,566
USD	286,899	NZD	419,120	Mar 04 2019	BOA	1,452
USD	8,574,776	NZD	12,651,942	Mar 20 2019	BOA	(44,954)
USD	5,952,951	NZD	8,719,000	Mar 22 2019	BOA	12,473
USD	5,462,626	NZD	8,109,000	Mar 27 2019	BOA	(62,825)
USD	500,000	PHP	26,496,230	Mar 20 2019	BOA	(11,484)
USD	14,407,073	PLN	54,701,906	Mar 20 2019	BOA	(58,657)
USD	5,635,961	PLN	21,250,000	Mar 27 2019	BOA	15,205
USD	3,550,000	RUB	242,992,895	Mar 20 2019	BOA	(124,390)
USD	50,000	RUB	3,309,650	Jun 19 2019	BOA	553
USD	262,564	SEK	2,423,076	Mar 04 2019	BOA	131
USD	10,136,961	SEK	92,725,247	Mar 20 2019	BOA	80,998
USD	6,134,368	SEK	54,490,000	Mar 27 2019	BOA	221,523

The accompanying notes are an integral part of the consolidated financial statements.
19

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	15,929,771	SGD	21,612,001	Mar 20 2019	BOA	$(60,651)
USD	700,000	SGD	944,823	Jun 19 2019	BOA	(241)
USD	2,650,000	THB	86,605,128	Mar 20 2019	BOA	(99,407)
USD	2,400,000	TRY	12,944,152	Mar 20 2019	BOA	3,676
USD	1,522,005	TRY	8,335,000	Mar 27 2019	BOA	(14,639)
USD	9,134,365	TWD	278,937,601	Mar 20 2019	BOA	57,480
USD	11,004,931	ZAR	155,319,357	Mar 20 2019	BOA	10,995
USD	2,109,996	ZAR	29,530,000	Mar 27 2019	BOA	21,598
ZAR	221,972,900	USD	16,079,223	Mar 20 2019	BOA	(367,363)
ZAR	3,770,000	USD	272,224	Mar 27 2019	BOA	(5,605)
ZAR	44,975,887	USD	3,200,000	Jun 19 2019	BOA	(52,149)
Total Forward Foreign Currency Contracts						$(3,047,155)

	Put/Call	Counterparty	Number Of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.50	Put	N/A	4,356	EUR 174,666,888	$—
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.875	Put	N/A	1,735	EUR 69,545,740	49,337
EUR/GBP Currency Futures, Expires 4/26/19, Strike Price $0.835	Put	BAML	31,972,000	EUR 31,972,000	134,920
IMM Eurodollar Futures, Expires 12/16/19, Strike Price $97.00	Put	N/A	4,125	EUR 160,644,000	232,031
USD/JPY Currency Futures, Expires 3/8/19, Strike Price $112.00	Call	BAML	134,075,000	JPY 134,075,000	114,902
TOTAL PURCHASED OPTIONS (COST $928,590)					$531,190

WRITTEN OPTIONS — (0.1%)
1-Year Euro, Expires 3/15/19, Strike Price $97.00	Call	N/A	452	EUR 17,609,920	$(485,900)
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.375	Put	N/A	4,356	EUR 174,666,888	—
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.625	Put	N/A	1,735	EUR 69,545,740	(12,334)
IMM Eurodollar Futures, Expires 12/16/19, Strike Price $96.875	Put	N/A	4,125	EUR 160,644,000	(128,906)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $386,416)					$(627,140)

The accompanying notes are an integral part of the consolidated financial statements.
20

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2019 (Unaudited)

AUD	Australian Dollar	JPY	Japanese Yen
BAML	Bank of America Merrill Lynch	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAC	Cotation Assisteé en Continn French	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	OMX	Stockholm Stock Exchange
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RBOB	Reformulated Blendstock for Oxygenate Blending
DAX	German Stock Exchange	RUB	Russian Ruble
DJIA	Dow Jones Industrial Average	SEK	Swedish Krona
E-CBOT	Electronic - Chicago Board of Trade	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
FTSE	Financial Times Stock Exchange	TRY	Turkish Lira
GBP	British Pound	TSX	Toronto Stock Exchange
HUF	Hungarian Forint	TWD	Taiwan Dollar
IBEX	Index of the Bolsa de Madrid	USD	United States Dollar
ICE	Intercontinental Exchange	WTI	West Texas Intermediate
ILS	Israeli New Shekel	ZAR	South African Rand
INR	Indian Rupee

The accompanying notes are an integral part of the consolidated financial statements.
21

Abbey Capital Futures Strategy Fund

Consolidated Statement of Assets And Liabilities

February 28, 2019 (Unaudited)

ASSETS
Investments, at value (cost $531,637,763)	$531,248,874
Cash	8,328,761
Deposits with broker for forward foreign currency contracts	15,005,832
Deposits with broker for futures contracts	112,295,024
Receivables for:
Capital shares sold	1,063,785
Unrealized appreciation on forward foreign currency contracts	9,563,952
Unrealized appreciation on futures contracts	18,605,351
Prepaid expenses and other assets	62,319
Total assets	696,173,898

LIABILITIES
Options written, at value (premiums received $386,416)	627,140
Due to broker	5,469,406
Payables for:
Capital shares redeemed	4,718,181
Advisory fees	867,308
Investments purchased	178,726
Administration and accounting services fees	76,075
Unrealized depreciation on forward foreign currency contracts	12,611,107
Unrealized depreciation on futures contracts	11,285,482
Other accrued expenses and liabilities	100,496
Total liabilities	35,933,921
Net assets	$660,239,977

NET ASSETS CONSIST OF:
Par value	$61,653
Paid-in capital	702,725,978
Total distributable earnings/(loss)	(42,547,654)
Net assets	$660,239,977

CLASS A SHARES:
Net assets	$11,282,288
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,060,946
Net asset value and redemption price per share	$10.63
Maximum offering price per share (100/94.25 of $10.63)	$11.28

CLASS I SHARES:
Net assets	$644,112,676
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	60,125,668
Net asset value, offering and redemption price per share	$10.71

CLASS C SHARES:
Net assets	$4,845,013
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	466,403
Net asset value, offering and redemption price per share	$10.39

The accompanying notes are an integral part of the consolidated financial statements.
22

Abbey Capital Futures Strategy Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$7,552,587
Total investment income	7,552,587
EXPENSES
Advisory fees (Note 2)	7,022,297
Administration and accounting services fees (Note 2)	193,214
Registration and filing fees	53,888
Transfer agent fees (Note 2)	46,339
Legal fees	36,631
Printing and shareholder reporting fees	30,375
Audit and tax service fees	27,620
Distribution fees (Class C Shares) (Note 2)	23,481
Distribution fees (Class A Shares) (Note 2)	17,177
Director fees	21,854
Officer fees	16,155
Custodian fees (Note 2)	7,597
Other expenses	19,368
Total expenses before waivers and/or reimbursements	7,515,996
Less: waivers and/or reimbursements (Note 2)	(363,405)
Net expenses after waivers and/or reimbursements	7,152,591
Net investment income/(loss)	399,996
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(3,754,257)
Futures contracts	(21,919,015)
Foreign currency transactions	344,347
Forward foreign currency contracts	(4,629,060)
Written options	1,164,652
Net change in unrealized appreciation/(depreciation) on:
Investments	689,921
Futures contracts	(17,562,543)
Foreign currency translations	15,912
Forward foreign currency contracts	(5,082,269)
Written options	(1,037,904)
Net realized and unrealized gain/(loss) from investments	(51,770,216)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(51,370,220)

The accompanying notes are an integral part of the consolidated financial statements.
23

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSET FROM OPERATIONS:
Net investment income/(loss)	$399,996	$(3,893,993)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts and written options	(28,793,333)	10,153,119
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts and written options	(22,976,883)	1,803,899
Net increase/(decrease) in net assets resulting from operations	(51,370,220)	8,063,025
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,067,180)	—
Net decrease in net assets from dividends and distributions to shareholders	(1,067,180)	—
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	2,253,426	5,261,446
Shares redeemed	(5,644,423)	(5,290,537)
Total from Class A Shares	(3,390,997)	(29,091)
Class I Shares
Proceeds from shares sold	218,697,002	552,444,530
Proceeds from reinvestment of distributions	527,421	—
Shares redeemed	(437,432,182)	(419,282,057)
Total from Class I Shares	(218,207,759)	133,162,473
Class C Shares
Proceeds from shares sold	216,299	1,216,630
Shares redeemed	(3,397,491)	(2,231,665)
Total from Class C Shares	(3,181,192)	(1,015,035)
Net increase/(decrease) in net assets from capital share transactions	(224,779,948)	132,118,347
Total increase/(decrease) in net assets	(277,217,348)	140,181,372
NET ASSETS:
Beginning of period	937,457,325	797,275,953
End of period	$660,239,977	$937,457,325

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the Securities and Exchange Commission's (“SEC”) Final Rule on Disclosure Update and Simplificaton. Accumulated net investment income/(loss) as of August 31, 2018 was $(16,745,577).

The accompanying notes are an integral part of the consolidated financial statements.
24

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018
SHARE TRANSACTIONS:
Class A Shares
Shares sold	206,682	467,333
Shares redeemed	(523,578)	(471,065)
Total Class A Shares	(316,896)	(3,732)
Class I Shares
Shares sold	20,132,914	48,188,097
Shares reinvested	48,926	—
Shares redeemed	(40,447,260)	(36,743,166)
Total Class I Shares	(20,265,420)	11,444,931
Class C Shares
Shares sold	20,582	107,360
Shares redeemed	(321,262)	(199,506)
Total Class C Shares	(300,680)	(92,146)
Net increase/(decrease) in shares outstanding	(20,882,996)	11,349,053

The accompanying notes are an integral part of the consolidated financial statements.
25

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A Shares
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.28		$11.15	$11.77	$12.01	$10.36
Net investment income/(loss)(2)	(0.01)		(0.07)	(0.18)	(0.24)	(0.27)
Net realized and unrealized gain/(loss) from investments	(0.64)		0.20	(0.44)	0.01	2.14
Net increase/(decrease) in net assets resulting from operations	(0.65)		0.13	(0.62)	(0.23)	1.87
Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.01)	(0.21)
Net realized capital gains	—		—	—	—	(0.01)
Total dividends and distributions to shareholders	—		—	—	(0.01)	(0.22)
Net asset value, end of period	$10.63		$11.28	$11.15	$11.77	$12.01
Total investment return/(loss)(3)	(5.76	)%(4)	1.08%	(5.18)%	(1.94)%	18.17%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,282		$15,539	$15,401	$17,125	$11,013
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.04	%(5)	2.04%	2.14%	2.26%	2.28%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.04	%(5)	2.04%	2.14%	2.24%	2.24%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.13	%(5)	2.13%	2.28%	2.42%	2.71%
Ratio of net investment income/(loss) to average net assets	(0.14	)%(5)	(0.65)%	(1.60)%	(2.01)%	(2.23)%
Portfolio turnover rate(7)	0	%(4)	0%	0%	0%	0%

(1)	Inception date of Class A Shares of the Fund was August 29, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.
(6)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.24% of the Fund’s average daily net assets attributable to Class A Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
26

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.36		$11.20	$11.80	$12.03	$10.36	$10.00
Net investment income/(loss)(2)	0.01		(0.05)	(0.15)	(0.21)	(0.24)	(0.03)
Net realized and unrealized gain/(loss) from investments	(0.64)		0.21	(0.45)	0.01	2.14	0.39
Net increase/(decrease) in net assets resulting from operations	(0.63)		0.16	(0.60)	(0.20)	1.90	0.36
Dividends and distributions to shareholders from:
Net investment income	(0.02)		—	—	(0.03)	(0.22)	—
Net realized capital gains	—		—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.02)		—	—	(0.03)	(0.23)	—
Net asset value, end of period	$10.71		$11.36	$11.20	$11.80	$12.03	$10.36
Total investment return/(loss)(3)	(5.59	)%(4)	1.34%	(5.00)%	(1.68)%	18.46%	3.60	%(4)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$644,113		$913,437	$772,413	$739,842	$220,441	$24,349
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	1.79	%(5)	1.79%	1.89%	2.01%	2.03%	2.01	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	1.79	%(5)	1.79%	1.89%	1.99%	1.99%	1.99	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	1.88	%(5)	1.88%	2.03%	2.17%	2.46%	4.71	%(5)
Ratio of net investment income/(loss) to average net assets	0.11	%(5)	(0.40)%	(1.35)%	(1.76)%	(1.98)%	(1.99	)%(5)
Portfolio turnover rate(7)	0	%(4)	0%	0%	0%	0%	0	%(4)

(1)	Inception date of Class I Shares of the Fund was July 1, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.99% of the Fund’s average daily net assets attributable to Class I Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
27

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period Ended August 31, 2016(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.06		$11.01	$11.71	$11.99
Net investment income/(loss)(2)	(0.05)		(0.16)	(0.26)	(0.30)
Net realized and unrealized gain/(loss) from investments	(0.62)		0.21	(0.44)	0.03
Net increase/(decrease) in net assets resulting from operations	(0.67)		0.05	(0.70)	(0.27)
Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.01)
Total dividends and distributions to shareholders	—		—	—	(0.01)
Net asset value, end of period	$10.39		$11.06	$11.01	$11.71
Total investment return/(loss)(3)	(6.15	)%(4)	0.36%	(5.89)%	(2.22	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,845		$8,481	$9,462	$8,380
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.79	%(5)	2.79%	2.89%	3.01	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.79	%(5)	2.79%	2.89%	2.99	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.88	%(5)	2.88%	3.03%	3.17	%(5)
Ratio of net investment income/(loss) to average net assets	(0.89	)%(5)	(1.40)%	(2.35)%	(2.76	)%(5)
Portfolio turnover rate(7)	0	%(4)	0%	0%	0%

(1)	Inception date of Class C Shares of the Fund was October 6, 2015.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.99% of the Fund’s average daily net assets attributable to Class C Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
28

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

February 28, 2019 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2019, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. Effective on or about October 1, 2018, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Offshore Fund Limited became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the laws of the Cayman Islands under the name Abbey Capital Offshore Fund SPC (the “SPC”). The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest up to 25% of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), which was formed on August 16, 2018.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Cayman Subsidiary and SPC were $135,445,735, which represented 20.51% of the Fund’s net assets. As of the end of the reporting period, the net assets of the Onshore Subsidiary were $155,847,746, which represented 23.60% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the

29

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$530,717,684	$530,717,684	$—	$—
Commodity Contracts
Futures Contracts	8,407,303	8,407,303	—	—
Equity Contracts
Futures Contracts	2,663,678	2,663,678	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	9,563,952	—	9,563,952	—
Futures Contracts	1,525,517	1,525,517	—	—
Interest Rate Contracts
Futures Contracts	6,008,853	6,008,853	—	—
Purchased Options	531,190	281,368	249,822	—
Total Assets	$559,418,177	$549,604,403	$9,813,774	$—

30

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(5,666,986)	$(5,666,986)	$—	$—
Equity Contracts
Futures Contracts	(1,380,163)	(1,380,163)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(12,611,107)	—	(12,611,107)	—
Futures Contracts	(1,490,822)	(1,490,822)	—	—
Interest Rate Contracts
Futures Contracts	(2,747,511)	(2,747,511)	—	—
Written Options	(627,140)	(627,140)	—	—
Total Liabilities	$(24,523,729)	$(11,912,622)	$(12,611,107)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options, forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Abbey Capital Offshore Fund Limited and the SPC), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

31

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the reporting period, grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Purchased Options	Investments, at value	$—	$531,190	$—	$—	$531,190
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	9,563,952	—	9,563,952
Futures Contracts (a)	Unrealized appreciation on futures contracts	2,663,678	6,008,853	1,525,517	8,407,303	18,605,351
Total Value- Assets		$2,663,678	$6,540,043	$11,089,469	$8,407,303	$28,700,493

Liability Derivatives
Written Options	Options written, at value	$—	$(627,140)	$—	$—	$(627,140)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	(12,611,107)	—	(12,611,107)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(1,380,163)	(2,747,511)	(1,490,822)	(5,666,986)	(11,285,482)
Total Value- Liabilities		$(1,380,163)	$(3,374,651)	$(14,101,929)	$(5,666,986)	$(24,523,729)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

32

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Purchased Options	Net realized gain/(loss) from Investments	$—	$(2,752,188)	$(766,463)	$(296,866)	$(3,815,517)
Futures Contracts	Net realized gain/(loss) from Futures Contracts	(32,317,609)	12,022,664	8,079,085	(9,703,155)	(21,919,015)
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	—	—	(4,629,060)	—	(4,629,060)
Written Options	Net realized gain/(loss) from Written Options	—	1,145,504	19,148	—	1,164,652
Total Realized Gain/(Loss)		$(32,617,609)	$10,415,980	$2,702,710	$(10,000,021)	$(29,498,940)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Purchased Options	Net change in unrealized appreciation/(depreciation) on investments	$—	$835,196	$(123,313)	$—	$711,883
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(7,534,297)	(1,011,662)	(6,145,483)	(2,871,101)	(17,562,543)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	(5,082,269)	—	(5,082,269)
Written Options	Net change in unrealized appreciation/(depreciation) on written options	—	(1,037,904)	—	—	(1,037,904)
Total Change in Unrealized Appreciation/(Depreciation)		$(7,534,297)	$(1,214,370)	$(11,351,065)	$(2,871,101)	$(22,970,833)

33

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)	Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$1,019,372	$(649,289)	$3,859,492,129	$(2,694,360,201)	$(2,340,983,755)	$2,340,242,297

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$9,563,952	$(9,563,952)	$—	$—	$12,611,107	$(9,563,952)	$(3,047,155)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director

34

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Law (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation” and the SPC is treated as disregarded as an entity separate from its owner. The Onshore Subsidiary is treated for U.S. income tax purposes as disregarded as an entity separate from its owner.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply

35

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter

36

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Fund’s written options are exchange-traded options.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and

37

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2019.

Advisory Fee	Expense Caps
	Class A	Class I	Class C	Class T
1.77%	2.04%	1.79%	2.79%	2.04%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$7,022,297	$(363,405)	$6,658,892

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2019	August 31, 2020	August 31, 2021	August 31, 2022	Total
$494,101	$1,087,123	$815,529	$363,405	$2,760,158

Altis Partners (Jersey) Limited, Aspect Capital Limited, Cantab Capital Partners LLP, Eclipse Capital Management, Inc., Episteme Capital Partners, LLP, Graham Capital Management, LP, P/E Global, LLC, Revolution Capital Management, LLC, Trigon Investment Advisors, LLC, Tudor Investment Corporation and Welton Investment Partners, LLC each served as a Trading Adviser to the Fund during the period.

Effective December 5, 2018, Episteme Capital Partners, LLP serves as a Trading Adviser to the Fund.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

38

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

39

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$842,064,304	$31,931,094	$—	$31,931,094

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2018, primarily attributable to disallowed book income from Subsidiary, were reclassified to the following accounts:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$(2,238,951)	$(10,155,021)	$12,393,972

As of August 31, 2018, the components of distributable earnings/(deficits) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$1,066,640	$—	$8,829,452	$(6,346)	$—	$—

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018, was as follows:

Ordinary Income	Long-Term Gains	Total
$—	$—	$—

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2018, the Fund had unexpiring capital loss carryforwards of $6,346.

40

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2019 (Unaudited)

6. New Accounting Pronouncements and Regulatory Updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Consolidated Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Consolidated Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there was the following subsequent event:

Effective as of the close of business on April 5, 2019, (subsequent to the end of the current reporting period), Altis Partners (Jersey) Limited will no longer serve as a trading adviser to the Fund.

41

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or successor Form). The Company’s Form N-Q is available on the SEC website at http://www.sec.gov.

42

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Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AFS-SAR19

Abbey Capital Multi Asset Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6484.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-261-6484 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report

February 28, 2019 (Unaudited)

Dear Shareholder,

The Abbey Capital Multi Asset Fund (the “Fund”) Class I Shares returned -8.01% net of fees for the six-month fiscal period ended February 28, 2019. The negative performance was driven largely by the managed futures component of the Fund’s investment strategy, which struggled amid difficult trading conditions in equities and major currencies, although the long US equity allocation was also negative over the six-month period. The Fund allocates assets to its underlying trading advisers through its investment in Abbey Capital Multi Asset Offshore Fund Limited (the “ACMAOF”), a wholly-owned subsidiary of the Fund. The Fund invests up to 25% of its assets into the ACMAOF and invests its remaining assets in a long-only US equity strategy consisting of S&P 500 futures only and a fixed income strategy consisting primarily of U.S. Treasury obligations.

Abbey Global, LP (the “Predecessor Fund”), transferred all of its assets to the Fund on April 11, 2018. The Fund allocates approximately 50% of its assets to S&P 500 futures and 100% of its assets to a managed futures strategy.

Average Total Returns for the Periods Ended February 28, 2019

	Jan. 1, 2019 TO FEB. 28, 2019	MAR. 1, 2018 TO FEB. 28, 2019	SEPT. 1, 2018 TO FEB. 28, 2019	5 Year Annualized	10 Year Annualized	ANNUALIZED SINCE INCEPTION ON MAY 14, 2002 TO FEB. 28, 2019
Class I Shares	2.40%	-3.68%	-8.01%	6.81%	12.79%	9.53%
BofA Merrill Lynch 3-Month T-Bill Index*	0.38%	2.04%	1.10%	0.71%	0.41%	1.34%
S&P 500® Total Return Index*	11.48%	4.68%	-3.04%	10.67%	16.67%	8.01%
Barclay CTA Index*	-0.15%	-1.95%	-1.86%	0.40%	0.29%	3.31%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 12, 2019

Source: Abbey Capital and Bloomberg

Performance quoted is past performance and does not guarantee future results. Additionally, the Predecessor Fund was not registered under the Investment Company Act of 1940 (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, Fund performance may be different than the Predecessor Fund’s restated past performance, which is included in the table above for the period between inception of the Fund on May 14, 2002 and April 11, 2018. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only.

Performance from May 14, 2002 to April 11, 2018 is performance of the Predecessor Fund. The Fund commenced operations as a series of The RBB Fund, Inc. on April 11, 2018, when all of the assets of the Predecessor Fund transferred to Class I Shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the Predecessor Fund. Performance of the Predecessor Fund is not an indicator of future Fund results. Performance from April 2014 represents proprietary performance as the only investors for that period were Abbey Capital Limited and its officers.

*

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable and the table above is shown for illustrative purposes only.

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. This

1

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2019 (Unaudited)

contractual limitation is in effect until December 31, 2019, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. In determining the Adviser’s obligation to waive its investment advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. Without the expense limitation agreement, the expense ratio is 2.84% of the Fund’s average daily net assets attributable to Class I Shares, as stated in the Fund’s current prospectus dated December 31, 2018 (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

Market Commentary

The six-month period ended February 28, 2019 saw periods of elevated market volatility in certain sectors as the Federal Reserve (“Fed”) went through a clumsy shift in its monetary policy stance, geopolitical issues persisted and optimism for a resolution in ongoing US-China trade war oscillated. Economic data in Europe and China was generally disappointing, while US data at times showed signs of weakness as concerns grew for the global growth outlook. Riskier assets generally struggled, with global equities falling as investors rotated into haven assets such as bonds and precious metals.

Strong US data and upbeat comments from Fed Chair Powell in October stoked fears for a faster pace of Fed rate hikes, leading to a spike in US Treasury yields. This spike was a catalyst for the sharp selloff in US equities, with further downward pressure added by cautious earnings outlooks from technology industry bellwethers and threats from US President Trump to escalate the trade war with China. Asian indices were particularly affected on the apparent deterioration in trade relations. Sentiment remained fragile in November, although worries about further Fed rate hikes eased somewhat after Fed officials hinted that the central bank may be approaching the end of its rate hiking cycle. In December however, a less dovish than expected Fed saw equities retreat further, with markets particularly displeased by Fed Chair Powell’s assertion that balance sheet reduction was essentially on autopilot. A US government shutdown and the growing possibility of a hard Brexit also dented investor risk sentiment, while thin holiday volumes at times created sharp swings in December prices. In 2019, improved optimism for a US-China trade deal and an avoidance of further tariffs lifted risk appetite. Reports of an upcoming meeting between Trump and Chinese President Xi to resolve the trade impasse, together with solid earnings releases, saw equities pare losses for the six-month period.

A shift in major global central bank policy to a more dovish stance was a key theme in markets over the six-month period. US and German yields initially climbed higher in September, with optimistic forecasts from European Central Bank President Draghi supporting eurozone yields. However, rising interest rate concerns precipitated heightened market volatility and saw investor risk appetite wane. Persistently tepid eurozone economic reports and Chinese economic data showing evidence of the impact of the trade war saw worries for the global growth outlook develop. In December, weaker than expected US labour data saw US yields plummet, while the Fed’s decision to lower its rate hike guidance for 2019 from three to two was more hawkish than expected, disappointing markets. In Europe, tumultuous Brexit developments, where UK Prime Minister May survived a no-confidence vote but was unable to get parliamentary approval for the exit deal agreed by the UK and EU, led Gilt and Bund yields lower. Though the European Central Bank confirmed an end to asset purchases in December 2018, speculation in 2019 was mounting that monetary policy may be loosened, with downbeat comments from Draghi and slowing eurozone growth lending support to this belief. A budgetary impasse between the EU and Italy initially weighed on demand for Italian government bonds, but after the disagreement was resolved and a major credit rating agency reaffirmed Italy’s rating status, yields finished the period lower. Japanese 10-year yields registered relatively large declines over the six-month period, with the Bank of Japan revising lower its inflation forecasts in January.

2

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2019 (Unaudited)

In currencies, the USD was broadly stronger versus its major peers. The hawkish Fed in October and November initially supported the USD before the currency traded in a wide range thereafter, with lower US yields at times proving a headwind for the greenback. In the eurozone, disappointing GDP growth and weak industrial production data hampered the EUR, with pessimistic Draghi rhetoric and a slashed European Commission growth forecast further impacting the EUR. Brexit developments resulted in volatile moves in the GBP, where the growing possibility of a hard exit saw GBP/USD move lower in Q4. Moves were reversed in 2019 amid the mounting likelihood of an extension to Article 50, easing fears of a hard Brexit. The JPY outperformed relative to the USD during Q4 as market turbulence saw demand for perceived haven assets increase, although this move unwound in 2019 as risk sentiment improved. Trade war developments tended to drive moves in the AUD, with weak Chinese data and a dovish Reserve Bank of Australia ultimately sending the currency lower. Weakness in energy markets weighed on the CAD, with losses pared after some hawkish signals from the Bank of Canada in January.

Gold advanced over the period as elevated risk aversion and lower US yields drove increased demand for the precious metal. Palladium prices trended consistently higher as tighter global emission controls supported demand for the metal in the carmaker industry. Energy markets experienced elevated market volatility, particularly in Q4. Natural gas prices soared nearly 40% in November amid low storage levels and forecasts of colder US weather, however price moves quickly reversed after weather concerns eased. Crude oil prices fell sharply in Q4 as OPEC production cuts disappointed markets, the global demand outlook grew more clouded, and President Trump called for lower oil prices. Prices recovered somewhat in 2019 as Saudi exports fell, broad market risk appetite improved and as political turbulence in Venezuela led to US sanctions on Venezuela’s state-owned oil company. Long-term trends in sugar prices reversed in October after a significant rally in the BRL following the Brazilian presidential election. Chinese economic stimulus measures and improved hopes for a US-China trade deal in 2019 saw copper prices reversed to finish the six-month period higher, while ample global supplies weighed on demand for US wheat.

Performance Attribution

The Fund’s negative returns were driven largely by the allocation to managed futures over the six-month period ended February 28, 2019, although the long US equity allocation was also negative.

By market sector, the managed futures allocation saw its largest losses in equities and currencies over the six–month period. Within equities, long positioning proved challenging during the fourth quarter of 2018, particularly in October, as trends in equity markets reversed and prices fell sharply. Positioning in equities moved short in late October, and thus losses were pared somewhat in December when these short positions proved profitable as global equity prices fell further. However, this short positioning proved challenging in January and early February as equity prices rebounded, before short positions transitioned to long in mid-February. For the six-month period overall, the largest losses occurred in the S&P 500, NASDAQ 100 and Nikkei 225 contracts.

Further losses were realised in currencies for the managed futures allocation. Despite holding a long position in the USD throughout the period as the USD generally rose, choppy moves in the greenback proved challenging for the Fund’s Diversified Trendfollowing sub-advisers (sub-advisers are also known as “Trading Advisers”). The largest losses occurred from mixed USD positions against the GBP. Trading in soft commodities was also negative, largely on account of short soybean and mixed sugar positions, with smaller losses occurring in metals, grains and energy.

On the positive side, the managed futures allocation captured gains from positioning in both bonds and interest rates. Profits in both sectors were realised mostly from December onwards as long positions were increased and communications from global central banks turned more cautious. The largest gains in bonds were due to long exposure to Japanese and German 10-year contracts, while long positions from December onwards in 3-month Eurodollar futures drove positive performance in interest rates. In addition, modest gains were seen in meats on account of short positions in pigs.

3

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Concluded)

February 28, 2019 (Unaudited)

For the long equity allocation, losses largely occurred from late September to late December as concerns about the impact of Fed interest rate hikes on the US economy weighed on stock prices. Losses within the long equity allocation were pared from late December onwards as stock prices recovered on the back of optimism over US-China trade talks and as the communications from the Fed became more dovish.

Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
GBP	British Pound Sterling
USD	US Dollar
EUR	Euro
JPY	Japanese Yen
CAD	Canadian Dollar

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in Abbey Capital Multi Asset Offshore Fund Limited, which is a wholly-owned subsidiary of the Fund that invests in managed futures and foreign exchange. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisors, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Multi Asset Fund is distributed by Quasar Distributions, LLC.

4

Abbey Capital Multi Asset Fund

Performance Data

February 28, 2019 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2019
	Six Months†	One Year	Five Years	Ten Years	Since Inception
Class I Shares*	-8.01%	-3.68%	6.81%	12.79%	9.53%
BofA Merrill Lynch 3-Month Treasury Bill Index**	1.10%	2.04%	0.70%	0.41%	1.34%
S&P 500® Total Return Index**	-3.04%	4.68%	10.67%	16.67%	8.01%
Barclay CTA Index**	-1.86%	-1.95%	0.40%	0.29%	3.31%

†	Not annualized.

*

Performance from May 14, 2002 to April 10, 2018 is performance of Abbey Global LP (the “Predecessor Fund”). The Fund commenced operations as a series of The RBB Fund, Inc. on April 11, 2018, when all of the assets of the Predecessor Fund transferred to Class I Shares of the Fund.

**	Performance is from the inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 2.84% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

5

Abbey Capital Multi Asset Fund

Performance Data (Concluded)

February 28, 2019 (Unaudited)

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

S&P 500® Index

The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

Nasdaq 100 Index

Launched in January 1985, the Nasdaq-100 Index includes 100 of the largest US domestic and international non-financial companies listed on the Nasdaq stock market. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 510 programs included in the calculation of the Barclay CTA Index for 2019. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Nikkei 225 Index

The Nikkei 225 Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies traded on the Tokyo Stock Exchange.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

6

Abbey Capital Multi Asset Fund

Fund Expense Example

February 28, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class I Shares
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six- Month Total Investment Return for the Fund
Actual	$ 1,000.00	$ 919.90	$ 8.52	1.79%	-8.01%
Hypothetical (5% return before expenses)	1,000.00	1,015.92	8.95	1.79	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

7

Abbey Capital Multi Asset Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2019 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	82.6%	$16,974,018
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures and forward foreign currency contracts)	17.4	3,573,360
NET ASSETS	100.0%	$20,547,378

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy “Long U.S. Equity” strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
8

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments

February 28, 2019 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS — 82.6%
U.S. TREASURY OBLIGATIONS — 82.6%
U.S. Treasury Bills	2.352%	03/21/19	$2,324	$2,320,977
U.S. Treasury Bills	2.389%	03/28/19	2,412	2,407,726
U.S. Treasury Bills	2.458%	04/11/19	984	981,305
U.S. Treasury Bills	2.457%	04/18/19	99	98,686
U.S. Treasury Bills	2.473%	04/25/19	312	310,863
U.S. Treasury Bills	2.499%	05/02/19	171	170,297
U.S. Treasury Bills	2.506%	05/09/19	2,927	2,913,564
U.S. Treasury Bills	2.510%	05/16/19	104	103,476
U.S. Treasury Bills	2.530%	05/23/19	297	295,364
U.S. Treasury Bills	2.541%	05/30/19	202	200,792
U.S. Treasury Bills	2.541%	06/06/19	1,296	1,287,634
U.S. Treasury Bills	2.520%	06/13/19	332	329,705
U.S. Treasury Bills	2.470%	06/20/19	834	827,851
U.S. Treasury Bills	2.452%	06/27/19	173	171,642
U.S. Treasury Bills	2.508%	07/05/19	380	376,811
U.S. Treasury Bills	2.499%	07/11/19	883	875,245
U.S. Treasury Bills	2.507%	07/18/19	102	101,052
U.S. Treasury Bills	2.470%	08/01/19	242	239,521
U.S. Treasury Bills	2.499%	08/08/19	576	569,805
U.S. Treasury Bills	2.510%	08/15/19	2,333	2,306,756
U.S. Treasury Bills	2.510%	08/29/19	86	84,946
				16,974,018
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,973,513)				16,974,018
TOTAL INVESTMENTS — 82.6%
(Cost $16,973,513)				16,974,018

OTHER ASSETS IN EXCESS OF LIABILITIES — 17.4%				3,573,360
NET ASSETS — 100.0%				$20,547,378

*	Short-term investments’ coupon reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.
9

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Futures contracts outstanding as of February 28, 2019 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-19	20	$1,794,285	$3,750
3-Month Euro Euribor	Dec-19	52	14,786,842	2,317
3-Month Euro Euribor	Jun-20	15	4,265,435	2,986
3-Month Euro Euribor	Jun-21	1	284,362	512
90-DAY Bank Bill	Sep-19	2	1,418,701	295
90-DAY Bank Bill	Dec-19	18	12,768,312	5,686
90-DAY Bank Bill	Mar-20	3	2,128,052	884
90-DAY Bank Bill	Jun-20	3	2,128,052	1,075
90-DAY Bank Bill	Sep-20	2	1,418,701	555
90-DAY Eurodollar Futures	Dec-19	27	6,750,000	1,925
90-DAY Eurodollar Futures	Jun-20	1	250,000	(100)
90-DAY Eurodollar Futures	Sep-20	1	250,000	225
90-DAY Eurodollar Futures	Dec-20	15	3,750,000	613
90-DAY Eurodollar Futures	Mar-21	2	500,000	125
90-DAY Eurodollar Futures	Jun-21	2	500,000	200
90-DAY Eurodollar Futures	Dec-21	10	2,500,000	1,500
90-DAY Sterling Futures	Sep-19	1	165,793	(99)
90-DAY Sterling Futures	Dec-19	136	22,547,914	3,374
90-DAY Sterling Futures	Mar-20	2	331,587	(315)
90-DAY Sterling Futures	Jun-20	60	9,947,609	(1,401)
90-DAY Sterling Futures	Sep-20	1	165,793	(207)
90-DAY Sterling Futures	Dec-20	23	3,813,250	1,376
90-DAY Sterling Futures	Mar-21	1	165,793	(216)
90-DAY Sterling Futures	Jun-21	1	165,793	(232)
90-DAY Sterling Futures	Dec-21	23	3,813,250	(779)
Amsterdam Index Futures	Mar-19	5	615,383	4,629
Australian 10-Year Bond Futures	Mar-19	11	780,286	15,663
Australian 3-Year Bond Futures	Mar-19	61	4,327,039	23,291
CAC40 10 Euro Futures	Mar-19	7	417,137	6,910
Canadian 10-Year Bond Futures	Jun-19	9	683,917	(3,252)
Copper Futures	May-19	14	1,031,800	(188)
DJIA Mini E-CBOT	Mar-19	6	777,390	(1,110)
Dollar Index	Mar-19	9	900,000	(7,073)
Euro BUXL 30-Year Bond Futures	Mar-19	2	227,490	(7,757)
Euro STOXX 50	Mar-19	3	112,539	3,856
Euro-Bobl Futures	Mar-19	29	3,298,603	6,768
Euro-Bobl Futures	Jun-19	5	568,725	23
Euro-BTP Futures	Mar-19	6	682,470	11,568
Euro-Bund Futures	Mar-19	32	3,639,838	11,670
Euro-Bund Futures	Jun-19	10	1,137,449	(432)
Euro-Oat Futures	Mar-19	10	1,137,449	18,938
Euro-Oat Futures	Jun-19	1	113,745	(68)
Euro-Schatz Futures	Mar-19	20	2,274,899	(2,633)
FTSE 100 Index Futures	Mar-19	3	281,537	(19,782)
FTSE/MIB Index Futures	Mar-19	2	234,940	2,616
GBP Currency Futures	Mar-19	30	2,486,902	(15,975)
Gold 100 Oz Futures	Apr-19	15	1,974,150	8,760
Hang Seng Index Futures	Mar-19	2	365,184	(4,261)

The accompanying notes are an integral part of the consolidated financial statements.
10

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Live Cattle Futures	Apr-19	8	$415,520	$11,680
Live Cattle Futures	Jun-19	1	48,060	470
LME Aluminum Forward	Mar-19	19	900,006	3,799
LME Copper Forward	Mar-19	9	1,469,363	78,102
LME Copper Forward	Jun-19	1	162,825	(2,754)
LME Nickel Forward	Mar-19	6	467,658	30,881
LME Nickel Forward	Jun-19	1	78,438	59
Long Gilt Futures	Jun-19	15	1,989,522	(24,206)
MXN Currency Futures	Mar-19	19	492,703	7,175
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-19	1	85,147	(151)
OMX Stockholm 30 Index Futures	Mar-19	24	408,489	1,122
Russell 2000 E-Mini	Mar-19	1	78,775	(1,110)
S&P 500 E-Mini Futures	Mar-19	82	11,417,270	974,510
S&P/TSX 60 IX Futures	Mar-19	3	434,241	8,237
Silver Futures	May-19	1	78,200	(7,220)
SPI 200 Futures	Mar-19	6	654,270	12,715
Sugar No. 11 (World)	May-19	14	200,390	(7,034)
Sugar No. 11 (World)	Jul-19	1	14,594	(504)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-19	18	1,801,818	(8,274)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-19	25	2,525,242	(3,828)
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-19	13	1,585,671	(18,789)
				$1,131,090

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
90-DAY Eurodollar Futures	Mar-20	1	$(250,000)	$(263)
AUD/USD Currency Futures	Mar-19	16	(1,134,961)	15,930
CAD Currency Futures	Mar-19	23	(1,747,787)	(24,740)
CHF Currency Futures	Mar-19	11	(1,377,686)	(250)
Coffee 'C' Futures	May-19	7	(258,431)	22,294
Coffee 'C' Futures	Jul-19	2	(75,863)	10,575
Coffee 'C' Futures	Sep-19	1	(38,963)	3,488
Corn Futures	May-19	18	(333,675)	10,038
Cotton No.2 Futures	May-19	7	(254,870)	9,405
DAX Index Futures	Mar-19	3	(982,756)	(57,498)
EUR Foreign Exchange Currency Futures	Mar-19	28	(3,981,073)	12,050
Euro/JPY Futures	Mar-19	4	(568,725)	7,626
Gasoline RBOB Futures	Apr-19	6	(441,580)	(23,491)
JPY Currency Futures	Mar-19	24	(2,691,428)	1,550
Kansas City Hard Red Winter Wheat Futures	May-19	6	(133,350)	11,813
Lean Hogs Futures	Apr-19	8	(178,804)	33,150
Lean Hogs Futures	Jun-19	2	(60,720)	1,330
Lean Hogs Futures	Jul-19	1	(31,312)	80
LME Aluminum Forward	Mar-19	19	(900,006)	(710)

The accompanying notes are an integral part of the consolidated financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Aluminum Forward	Jun-19	12	$(575,175)	$(12,082)
LME Copper Forward	Mar-19	9	(1,469,363)	(108,692)
LME Nickel Forward	Mar-19	6	(467,658)	(62,340)
LME Nickel Forward	Jun-19	1	(78,438)	(2,958)
Nasdaq 100 E-Mini	Mar-19	1	(142,050)	(18,410)
Natural Gas Futures	Apr-19	5	(140,600)	(10,670)
Nikkei 225 (Singapore Exchange)	Mar-19	2	(191,450)	(11,506)
NZD Currency Futures	Mar-19	7	(476,700)	(1,350)
Soybean Futures	May-19	5	(227,563)	2,175
Soybean Meal Futures	May-19	2	(61,200)	1,230
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-19	5	(997,958)	750
Wheat (Chicago Board of Trade)	May-19	20	(459,500)	36,263
Wheat (Chicago Board of Trade)	Jul-19	1	(23,325)	3,000
WTI Crude Futures	Apr-19	4	(228,880)	(14,840)
				$(167,053)
Total Futures Contracts				$964,037

The accompanying notes are an integral part of the consolidated financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2019 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	1,040,269	USD	742,752	Mar 01 2019	SOCIETE GENERALE	$(4,821)
AUD	1,040,269	USD	738,630	Mar 04 2019	SOCIETE GENERALE	(652)
BRL	193,697	USD	51,705	Mar 20 2019	SOCIETE GENERALE	(214)
CAD	242,308	USD	184,251	Mar 01 2019	SOCIETE GENERALE	(115)
CHF	2,118,698	USD	2,115,947	Mar 01 2019	SOCIETE GENERALE	7,080
CHF	2,118,698	USD	2,124,221	Mar 04 2019	SOCIETE GENERALE	(624)
CLP	34,067,750	USD	50,000	Mar 20 2019	SOCIETE GENERALE	1,941
CNH	689,401	USD	100,000	Mar 20 2019	SOCIETE GENERALE	2,884
COP	789,474,900	USD	250,000	Mar 20 2019	SOCIETE GENERALE	5,949
CZK	5,169,011	EUR	200,000	Mar 20 2019	SOCIETE GENERALE	1,639
CZK	1,290,373	EUR	50,000	Jun 19 2019	SOCIETE GENERALE	29
EUR	1,950,397	USD	2,217,601	Mar 01 2019	SOCIETE GENERALE	1,058
EUR	2,108,611	USD	2,399,810	Mar 04 2019	SOCIETE GENERALE	(584)
EUR	200,000	CZK	5,159,031	Mar 20 2019	SOCIETE GENERALE	(1,196)
EUR	100,000	HUF	31,887,640	Mar 20 2019	SOCIETE GENERALE	(1,110)
EUR	600,000	NOK	5,958,993	Mar 20 2019	SOCIETE GENERALE	(13,417)
EUR	200,000	PLN	862,874	Mar 20 2019	SOCIETE GENERALE	(301)
EUR	1,300,000	SEK	13,469,909	Mar 20 2019	SOCIETE GENERALE	20,441
EUR	700,000	SEK	7,389,995	Jun 19 2019	SOCIETE GENERALE	(3,393)
GBP	297,373	EUR	346,085	Mar 01 2019	SOCIETE GENERALE	754
GBP	1,113,591	USD	1,478,681	Mar 01 2019	SOCIETE GENERALE	(1,597)
GBP	135,263	EUR	158,214	Mar 04 2019	SOCIETE GENERALE	(577)
GBP	1,534,339	USD	2,041,635	Mar 04 2019	SOCIETE GENERALE	(6,151)
GBP	1,669,602	USD	2,215,508	Mar 05 2019	SOCIETE GENERALE	(469)
HUF	31,797,874	EUR	100,000	Mar 20 2019	SOCIETE GENERALE	786
ILS	364,782	USD	100,000	Mar 20 2019	SOCIETE GENERALE	774
INR	3,608,066	USD	50,724	Mar 20 2019	SOCIETE GENERALE	(133)
JPY	28,941,430	USD	262,030	Mar 01 2019	SOCIETE GENERALE	(2,364)
JPY	28,941,430	USD	260,653	Mar 04 2019	SOCIETE GENERALE	(929)
JPY	28,941,430	USD	259,957	Mar 05 2019	SOCIETE GENERALE	(214)
NOK	5,851,638	EUR	600,000	Mar 20 2019	SOCIETE GENERALE	859
PHP	15,719,237	USD	300,000	Mar 20 2019	SOCIETE GENERALE	3,445
PLN	862,372	EUR	200,000	Mar 20 2019	SOCIETE GENERALE	168
RUB	10,209,127	USD	154,628	Mar 20 2019	SOCIETE GENERALE	(252)
RUB	3,332,457	USD	50,000	Jun 19 2019	SOCIETE GENERALE	(212)
SEK	12,520,160	EUR	1,200,000	Mar 20 2019	SOCIETE GENERALE	(9,499)
SGD	203,122	USD	150,000	Mar 20 2019	SOCIETE GENERALE	287
SGD	67,335	USD	50,000	Jun 19 2019	SOCIETE GENERALE	(96)
THB	7,875,035	USD	250,000	Mar 20 2019	SOCIETE GENERALE	5
TRY	533,956	USD	100,000	Mar 20 2019	SOCIETE GENERALE	(1,150)
TRY	561,828	USD	100,000	Jun 19 2019	SOCIETE GENERALE	(1,019)
TWD	6,134,356	USD	200,000	Mar 20 2019	SOCIETE GENERALE	(382)
USD	748,276	AUD	1,040,269	Mar 01 2019	SOCIETE GENERALE	10,345
USD	742,794	AUD	1,040,269	Mar 04 2019	SOCIETE GENERALE	4,815
USD	650,642	AUD	916,894	Mar 05 2019	SOCIETE GENERALE	173
USD	50,000	BRL	193,697	Mar 20 2019	SOCIETE GENERALE	(1,491)
USD	50,000	BRL	188,677	Jun 19 2019	SOCIETE GENERALE	203
USD	184,353	CAD	242,308	Mar 01 2019	SOCIETE GENERALE	217
USD	184,263	CAD	242,308	Mar 04 2019	SOCIETE GENERALE	115

The accompanying notes are an integral part of the consolidated financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2019 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	2,120,800	CHF	2,118,698	Mar 01 2019	SOCIETE GENERALE	$(2,228)
USD	2,116,518	CHF	2,118,698	Mar 04 2019	SOCIETE GENERALE	(7,079)
USD	2,124,415	CHF	2,118,698	Mar 05 2019	SOCIETE GENERALE	627
USD	150,000	CLP	102,166,313	Mar 20 2019	SOCIETE GENERALE	(5,766)
USD	200,000	CNH	1,376,723	Mar 20 2019	SOCIETE GENERALE	(5,458)
USD	350,000	COP	1,130,604,375	Mar 20 2019	SOCIETE GENERALE	(16,544)
USD	1,828,900	EUR	1,604,312	Mar 01 2019	SOCIETE GENERALE	3,926
USD	2,218,138	EUR	1,950,397	Mar 04 2019	SOCIETE GENERALE	(1,069)
USD	2,400,004	EUR	2,108,611	Mar 05 2019	SOCIETE GENERALE	581
USD	1,877,288	GBP	1,410,964	Mar 01 2019	SOCIETE GENERALE	5,763
USD	2,215,395	GBP	1,669,602	Mar 04 2019	SOCIETE GENERALE	469
USD	200,000	ILS	739,991	Mar 20 2019	SOCIETE GENERALE	(4,428)
USD	50,000	INR	3,608,066	Mar 20 2019	SOCIETE GENERALE	(591)
USD	260,593	JPY	28,941,430	Mar 01 2019	SOCIETE GENERALE	927
USD	259,937	JPY	28,941,430	Mar 04 2019	SOCIETE GENERALE	214
USD	150,000	RUB	10,209,127	Mar 20 2019	SOCIETE GENERALE	(4,376)
USD	150,000	SGD	203,925	Mar 20 2019	SOCIETE GENERALE	(881)
USD	50,000	SGD	67,487	Jun 19 2019	SOCIETE GENERALE	(17)
USD	100,000	THB	3,268,143	Mar 20 2019	SOCIETE GENERALE	(3,752)
USD	100,000	TRY	535,752	Mar 20 2019	SOCIETE GENERALE	817
USD	250,000	TWD	7,627,930	Mar 20 2019	SOCIETE GENERALE	1,780
USD	200,000	ZAR	2,825,422	Mar 20 2019	SOCIETE GENERALE	9
ZAR	2,749,217	USD	200,000	Mar 20 2019	SOCIETE GENERALE	(5,403)
ZAR	1,405,177	USD	100,000	Jun 19 2019	SOCIETE GENERALE	(1,652)
Total Forward Foreign Currency Contracts						$(33,126)

AUD	Australian Dollar
BRL	Brazilian Real
BUXL	German Bond
CAC	Cotation Assistée en Continn French
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DAX	Deutscher Aktienindex
DJIA	Dow Jones Industrial Average
E-CBOT	Electronic - Chicago Board of Trade
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee

JPY	Japanese Yen
LME	London Mercantile Exchange
MIB	Milano Indice di Borsa
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMX	Stockholm Stock Exchange
PHP	Philippine Peso
PLN	Polish Zloty
RBOB	Reformulated Blendstock for Oxygenate Blending
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
WTI	West Texas Intermediate
ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Statement of Assets And Liabilities

February 28, 2019 (Unaudited)

ASSETS
Investments, at value (cost $16,973,513)	$16,974,018
Cash	737,523
Due from broker	32,720
Deposits with broker for forward foreign currency contracts	390,954
Deposits with broker for futures contracts	1,556,081
Unrealized appreciation on forward foreign currency contracts	79,080
Unrealized appreciation on futures contracts	1,453,587
Prepaid expenses and other assets	13,402
Total assets	21,237,365

LIABILITIES
Payables for:
Advisory fees	22,580
Administration and accounting services fees	11,440
Unrealized depreciation on forward foreign currency contracts	112,206
Unrealized depreciation on futures contracts	489,550
Other accrued expenses and liabilities	54,211
Total liabilities	689,987
Net assets	$20,547,378

NET ASSETS CONSIST OF:
Par value	$2,291
Paid-in capital	22,552,329
Total distributable earnings/(loss)	(2,007,242)
Net assets	$20,547,378

CLASS I SHARES:
Net assets	$20,547,378
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,291,471
Net asset value, offering and redemption price per share	$8.97

The accompanying notes are an integral part of the consolidated financial statements.
15

Abbey Capital Multi Asset Fund

Consolidated Statement of Operations

For the Six Months Ended
February 28, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$211,235
Total investment income	211,235
EXPENSES
Advisory fees (Note 2)	179,457
Administration and accounting services fees (Note 2)	26,027
Audit and tax service fees	13,307
Registration and filing fees	2,000
Director fees	1,719
Custodian fees (Note 2)	1,694
Transfer agent fees (Note 2)	903
Legal fees	248
Officer fees	237
Other expenses	47
Total expenses before waivers and/or reimbursements	225,639
Less: waivers and/or reimbursements (Note 2)	(42,491)
Net expenses after waivers and/or reimbursements	183,148
Net investment income/(loss)	28,087
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	2,639
Futures contracts	(1,506,251)
Foreign currency transactions	(22,982)
Forward foreign currency contracts	(219,370)
Net change in unrealized appreciation/(depreciation) on:
Investments	(448)
Futures contracts	54,522
Foreign currency translations	967
Forward foreign currency contracts	(71,916)
Net realized and unrealized gain/(loss) from investments	(1,762,839)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,734,752)

The accompanying notes are an integral part of the consolidated financial statements.
16

Abbey Capital Multi Asset Fund

Consolidated Statement of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Period Ended August 31, 2018*(1)
INCREASE/(DECREASE) IN NET ASSET FROM OPERATIONS:
Net investment income/(loss)	$28,087	$(20,104)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(1,745,964)	380,916
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(16,875)	948,943
Net increase/(decrease) in net assets resulting from operations	(1,734,752)	1,309,755
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,736,107)	—
Net decrease in net assets from dividends and distributions to shareholders	(1,736,107)	—
CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	865,939	20,298,269
Proceeds from reinvestment of distributions	1,699,774	—
Shares redeemed	(155,500)	—
Total from Class I Shares	2,410,213	20,298,269
Net increase/(decrease) in net assets from capital share transactions	2,410,213	20,298,269
Total increase/(decrease) in net assets	(1,060,646)	21,608,024
NET ASSETS:
Beginning of period	21,608,024	—
End of period	$20,547,378	$21,608,024
SHARE TRANSACTIONS:
Class I Shares
Shares sold	88,134	2,029,596
Shares reinvested	191,201	—
Shares redeemed	(17,460)	—
Total Class I Shares	261,875	2,029,596
Net increase/(decrease) in shares outstanding	261,875	2,029,596

*	Inception date of the Fund was April 11, 2018.

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplificaton. Accumulated net investment income/(loss) as of August 31, 2018 was $(39,231).

The accompanying notes are an integral part of the consolidated financial statements.
17

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Period Ended August 31, 2018(1)
Per Share Operating Performance
Net asset value, beginning of period	$10.65		$10.00
Net investment income/(loss)(2)	0.01		(0.01)
Net realized and unrealized gain/(loss) from investments	(0.87)		0.66
Net increase/(decrease) in net assets resulting from operations	(0.86)		0.65
Dividends and distributions to shareholders from:
Net investment income	(0.36)		—
Net realized capital gains	(0.46)		—
Total dividends and distributions to shareholders	(0.82)		—
Net asset value, end of period	$8.97		$10.65
Total investment return/(loss)(3)	(8.01	)%(4)	6.50	%(4)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$20,547		$21,608
Ratio of expenses to average net assets with waivers and/or reimbursements(6)	1.79	%(5)	1.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements(6)	2.21	%(5)	2.84	%(5)
Ratio of net investment income/(loss) to average net assets	0.28	%(5)	(0.25	)%(5)
Portfolio turnover rate	0	%(4)	0	%(4)

(1)	Inception date of Class I Shares of the Fund was April 11, 2018.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes)to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

The accompanying notes are an integral part of the consolidated financial statements.
18

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

February 28, 2019 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares will be sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class A Shares and Class C Shares have not yet commenced operations as of the end of the reporting period.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2019, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

Consolidation of Subsidiary — The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Multi Asset Offshore Fund Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $4,238,717, which represented 20.63% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	–	Prices are determined using quoted prices in active markets for identical securities.

● Level 2	–	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

19

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

● Level 3	– Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$16,974,018	$16,974,018	$—	$—
Commodity Contracts
Futures Contracts	278,592	278,592	—	—
Equity Contracts
Futures Contracts	1,014,595	1,014,595	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	79,080	—	79,080	—
Futures Contracts	44,331	44,331	—	—
Interest Rate Contracts
Futures Contracts	116,069	116,069	—	—
Total Assets	$18,506,685	$18,427,605	$79,080	$—

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(253,634)	$(253,634)	$—	$—
Equity Contracts
Futures Contracts	(113,677)	(113,677)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(112,206)	—	(112,206)	—
Futures Contracts	(49,388)	(49,388)	—	—
Interest Rate Contracts
Futures Contracts	(72,851)	(72,851)	—	—
Total Liabilities	$(601,756)	$(489,550)	$(112,206)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

20

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the reporting period, grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$79,080	$—	$79,080
Futures Contracts (a)	Unrealized appreciation on futures contracts	1,014,595	116,069	44,331	278,592	1,453,587
Total Value-Assets		$1,014,595	$116,069	$123,411	$278,592	$1,532,667

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

21

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(112,206)	$—	$(112,206)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(113,677)	(72,851)	(49,388)	(253,634)	(489,550)
Total Value-Liabilities		$(113,677)	$(72,851)	$(161,594)	$(253,634)	$(601,756)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location		Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss from futures contracts	)	$(1,631,759)	$283,279	$31,193	$(188,964)	$(1,506,251)
Forward Contracts	Net realized gain/(loss from forward foreign currency contracts	)	—	—	(219,370)	—	(219,370)
Total Realized Gain/(Loss)			$(1,631,759)	$283,279	$(188,177)	$(188,964)	$(1,725,621)

22

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location		Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation on futures contracts	)	$258,502	$(1,012)	$(111,432)	$(91,536)	$54,522
Forward Contracts	Net change in unrealized appreciation/(depreciation on forward foreign currency contracts	)	—	—	(71,916)	—	(71,916)
Total Change in Unrealized Appreciation/(Depreciation)			$258,502	$(1,012)	$(183,348)	$(91,536)	$(17,394)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$111,617,625	$(42,424,295)	$(47,082,644)	$47,070,474

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

23

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$79,080	$(79,080)	$—	$—	$112,206	$(79,080)	$(33,126)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

24

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

25

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund and its Subsidiary. The Adviser allocates the assets of the Subsidiary to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

26

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2019.

Advisory Fee	Expense Caps
	Class A	Class I	Class C
1.77%	2.04%	1.79%	2.79%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$ 179,457	$ (42,491)	$ 136,966

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2021	August 31, 2022	Total
$ 84,306	$ 42,491	$ 126,797

Aspect Capital Limited, Eclipse Capital Management, Inc., Revolution Capital Management, LLC, Tudor Investment Corporation and Welton Investment Partners, LLC each served as a Trading Adviser to the Fund during the period.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

27

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$ 17,624,658	$ —	$ (80,455)	$ (80,455)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

28

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following permanent differences as of August 31, 2018, primarily attributable to disallowed book income from the Subsidiary were reclassified to the following accounts:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$ (19,127)	$ 172,989	$ (153,862)

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$ 822,185	$ 486,928	$ 574,454	$ —	$ —	$ (419,950)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018, was as follows:

Ordinary Income	Long-Term Gains	Total
$ —	$ —	$ —

6. New Accounting Pronouncements AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Consolidated Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Consolidated Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify amendments facilitate compliance of the disclosure of information without significantly altering the information provided to investors.

29

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2019 (Unaudited)

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

30

Abbey Capital Multi Asset Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or successor Form). The Company’s Form N-Q is available on the SEC website at http://www.sec.gov.

31

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Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AMA-SAR19

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6482.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-261-6482 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

semi-annual report
Performance Data

february 28, 2019 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2019
	Six Months†	One Year	Since Inception
Adara Smaller Companies Fund	-9.44%	10.87%	11.02%*
Russell 2000® Index	-8.86%	5.58%	9.81%**

†	Not annualized.

*	The Fund commenced operations on October 21, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2018, are 0.97% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index and is considered representative of small-cap stocks. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier types of investments including small and micro-cap stocks, initial public offerings, special situations and illiquid securities all of which may be more volatile and less liquid.

1

ADARA SMALLER COMPANIES FUND

Fund Expense Example

february 28, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual	$1,000.00	$ 905.60	$4.35	0.92%	-9.44%
Hypothetical (5% return before expenses)	1,000.00	1,020.23	4.61	0.92	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2018 through February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

ADARA SMALLER COMPANIES FUND

Portfolio Holdings Summary Table

february 28, 2019 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	9.6%	$27,976,767
Banks	7.3	21,446,713
Retail	7.0	20,346,848
Healthcare-Products	6.8	20,065,572
Commercial Services	5.6	16,541,828
Computers	4.2	12,451,984
Pharmaceuticals	3.5	10,330,322
Biotechnology	3.3	9,877,114
Electronics	3.3	9,643,488
Internet	3.2	9,450,732
Insurance	2.6	7,804,878
Semiconductors	2.5	7,454,884
Diversified Financial Services	2.0	6,066,276
Transportation	2.0	5,842,934
Healthcare-Services	1.9	5,580,909
Machinery-Diversified	1.9	5,529,931
Engineering & Construction	1.8	5,265,220
REITS	1.8	5,200,044
Chemicals	1.6	4,776,225
Oil & Gas	1.5	4,545,481
Food	1.5	4,527,854
Telecommunications	1.5	4,424,079
Building Materials	1.4	4,183,770
Miscellaneous Manufacturing	1.3	3,947,094
Oil & Gas Services	1.2	3,537,761
Home Builders	1.1	3,261,264
Aerospace/Defense	1.1	3,214,724
Auto Parts & Equipment	1.0	2,989,114
Home Furnishings	1.0	2,912,973
Savings & Loans	0.9	2,637,794
Lodging	0.8	2,481,456
Apparel	0.8	2,301,613
Household Products/Wares	0.6	1,918,132
Leisure Time	0.6	1,845,153
Airlines	0.6	1,733,276
Media	0.5	1,509,780
Beverages	0.5	1,483,352
Textiles	0.5	1,470,991
Distribution/Wholesale	0.5	1,395,649
Entertainment	0.5	1,379,054
Mining	0.4	1,285,468
Electrical Components & Equipment	0.4	1,146,684
Metal Fabricate/Hardware	0.4	1,070,105
Water	0.3	974,281
Housewares	0.3	964,032
Gas	0.3	952,493
Medical Equipment & Devices Manufacturing	0.3	894,190
Electric	0.3	787,318
Agriculture	0.3	753,574
Energy-Alternate Sources	0.2	637,466
Environmental Control	0.2	609,412
Real Estate	0.2	548,450
Machinery-Construction & Mining	0.2	468,772
Advertising	0.1	392,907
Toys/Games/Hobbies	0.1	354,102
Forest Products & Paper	0.1	203,197
Cosmetics/Personal Care	0.1	168,860
Trucking & Leasing	0.0	132,907
Hand/Machine Tools	0.0	100,886
Packaging & Containers	0.0	90,179
Coal	0.0	79,251
Storage/Warehousing	0.0	73,748
SHORT-TERM INVESTMENTS	4.5	13,199,625
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	145,653
NET ASSETS	100.0%	$295,386,593

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Portfolio of Investments

February 28, 2019 (unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.5%

Advertising — 0.1%
Trade Desk, Inc., (The), Class A*	1,989	$392,907
Aerospace/Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.*	2,060	76,735
Aerovironment, Inc.*	1,433	114,167
Cubic Corp.	25,717	1,586,739
Curtiss-Wright Corp.	2,004	247,073
Kaman Corp.	2,787	171,623
Kratos Defense & Security Solutions, Inc.*	35,831	615,935
Moog, Inc., Class A	1,762	165,558
National Presto Industries, Inc.	800	89,712
Triumph Group, Inc.	6,355	147,182
		3,214,724
Agriculture — 0.3%
Andersons, Inc., (The)	3,833	141,668
Limoneira Co.	19,980	467,532
Universal Corp.	2,433	144,374
		753,574
Airlines — 0.6%
Controladora Vuela Cia de Aviacion SAB de CV, ADR*	56,983	488,914
Mesa Air Group, Inc.*	42,870	431,701
SkyWest, Inc.	8,137	439,723
Spirit Airlines, Inc.*	6,630	372,938
		1,733,276
Apparel — 0.8%
Canada Goose Holdings, Inc.*	7,060	401,785
Crocs, Inc.*	33,606	863,002
Lakeland Industries, Inc.*	39,919	441,504
Oxford Industries, Inc.	1,483	117,201
Skechers U.S.A., Inc., Class A*	3,666	123,287
Steven Madden Ltd.	4,833	159,441
Wolverine World Wide, Inc.	5,464	195,393
		2,301,613
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc.*	17,188	276,727
Cooper-Standard Holdings, Inc.*	1,937	116,433
Gentherm, Inc.*	3,355	137,555
Motorcar Parts of America, Inc.*	33,565	694,460
Spartan Motors, Inc.	108,434	991,087
Standard Motor Products, Inc.	783	38,602
Unique Fabricating, Inc.	92,070	399,584
Wabash National Corp.	3,983	59,107
Westport Fuel Systems, Inc.*	204,118	275,559
		2,989,114
Banks — 7.3%
American River Bankshares	49,250	668,815
Atlantic Capital Bancshares, Inc.*	27,392	528,118
Bank of Commerce Holdings	67,500	766,125
Banner Corp.	1,722	106,988
Baycom Corp.*	10,738	247,726
Boston Private Financial Holdings, Inc.	20,682	245,909
Capital Bancorp, Inc.*	26,140	308,713
Central Pacific Financial Corp.	4,068	118,704
City Holding Co.	4,208	337,229
Community Bank System, Inc.	1,997	129,386
Customers Bancorp, Inc.*	3,211	68,683
CVB Financial Corp.	8,715	198,615
Esquire Financial Holdings, Inc.*	58,196	1,327,451
Farmers National Bancorp	42,280	622,362
Fidelity Southern Corp.	2,431	79,202
First BanCorp	46,257	532,418
First Bancshares, Inc., (The)	9,640	315,806
First Business Financial Services, Inc.	23,100	509,586
First Citizens BancShares, Inc., Class A	1,104	481,984
First Commonwealth Financial Corp.	13,475	189,458
First Financial Bancorp	7,350	203,815
First Financial Bankshares, Inc.	6,581	426,778
First Merchants Corp.	11,010	444,694
First Northwest Bancorp	28,890	465,707
Glacier Bancorp, Inc.	3,879	169,978
Hanmi Financial Corp.	2,358	54,423
Heritage Commerce Corp.	41,929	585,748
Heritage Financial Corp.	1,375	45,265
Home BancShares, Inc.	9,066	176,606
Horizon Bancorp	39,607	699,856
Independent Bank Corp.	1,226	104,369
LCNB Corp.	27,970	475,490
LegacyTexas Financial Group, Inc.	2,712	113,172
MB Financial, Inc.	6,569	297,379
Meta Financial Group, Inc.	7,676	179,235
Metropolitan Bank Holding Corp.*	16,340	629,580
Midland States Bancorp, Inc.	23,260	593,130
Northeast Bancorp	44,090	894,145
Northrim BanCorp, Inc.	13,420	503,384
OFG Bancorp	20,748	429,276
OP Bancorp	42,460	385,537
Opus Bank	4,921	112,051
Orrstown Financial Services, Inc.	16,480	336,522
Pacific City Financial Corp.	24,720	420,240
Parke Bancorp, Inc.	24,522	544,143

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2019 (unaudited)

	Number of Shares	Value
Banks — (Continued)
Premier Financial Bancorp, Inc.	45,365	$751,698
S&T Bancorp, Inc.	1,199	49,615
Southside Bancshares, Inc.	7,767	269,670
Summit Financial Group, Inc.	26,750	652,967
Texas Capital Bancshares, Inc.*	1,396	85,198
Tompkins Financial Corp.	1,925	154,789
TriState Capital Holdings, Inc.*	12,980	293,478
Triumph Bancorp, Inc.*	1,886	63,879
TrustCo Bank Corp.	21,550	182,529
UMB Financial Corp.	3,746	257,762
United Bankshares, Inc.	2,242	86,070
United Community Banks, Inc.	21,044	582,708
Walker & Dunlop, Inc.	2,381	132,860
West Bancorporation, Inc.	27,520	636,262
Westamerica Bancorp	2,698	173,427
		21,446,713
Beverages — 0.5%
Celsius Holdings, Inc.*	139,810	497,724
Farmer Brothers Co.*	21,549	513,944
Primo Water Corp.*	32,153	471,684
		1,483,352
Biotechnology — 3.3%
Acer Therapeutics, Inc.*	13,967	331,018
Acorda Therapeutics, Inc.*	3,217	47,419
Allakos, Inc.*	7,458	298,022
AMAG Pharmaceuticals, Inc.*	2,986	44,461
ANI Pharmaceuticals, Inc.*	2,019	132,830
Argenx SE, ADR*	9,459	1,260,790
Atara Biotherapeutics, Inc.*	7,712	276,167
Avid Bioservices, Inc.*	73,260	284,981
Calyxt, Inc.*	10,196	163,442
Champions Oncology, Inc.*	90,026	1,046,102
ChromaDex Corp.*	78,373	273,522
Deciphera Pharmaceuticals, Inc.*	8,740	248,216
Emergent BioSolutions, Inc.*	7,766	453,146
Five Prime Therapeutics, Inc.*	15,164	175,599
Guardant Health, Inc.*	6,639	442,423
Innoviva, Inc.*	9,226	144,848
Kindred Biosciences, Inc.*	22,208	240,291
Ligand Pharmaceuticals, Inc.*	1,187	147,283
Medicines Co., (The)*	3,613	89,133
Myriad Genetics, Inc.*	3,993	123,903
NeoGenomics, Inc.*	40,149	786,920
Orchard Therapeutics PLC, ADR*	20,932	358,984
REGENXBIO, Inc.*	7,913	409,339
Rigel Pharmaceuticals, Inc.*	63,330	138,693
Stemline Therapeutics, Inc.*	38,075	417,683
Twist Bioscience Corp.*	3,660	79,678
Veracyte, Inc.*	17,853	360,809
Vericel Corp.*	48,564	908,632
Biotechnology — (Continued)
Zymeworks, Inc.*	12,750	192,780
		9,877,114
Building Materials — 1.4%
AAON, Inc.	2,783	110,930
American Woodmark Corp.*	5,837	497,312
Armstrong Flooring, Inc.*	33,872	485,724
Armstrong World Industries, Inc.	19,738	1,444,427
Boise Cascade Co.	3,571	99,595
Gibraltar Industries, Inc.*	4,141	167,711
Griffon Corp.	2,083	37,161
Patrick Industries, Inc.*	3,524	159,320
PGT Innovations, Inc.*	22,094	333,178
Simpson Manufacturing Co., Inc.	2,069	123,995
Summit Materials, Inc., Class A*	27,851	473,467
Universal Forest Products, Inc.	8,103	250,950
		4,183,770
Chemicals — 1.6%
AdvanSix, Inc.*	3,845	125,924
Balchem Corp.	1,142	101,330
Chemours Co., (The)	9,276	352,766
Codexis, Inc.*	38,429	830,835
HB Fuller Co.	4,743	239,427
Ingevity Corp.*	2,186	251,871
Innophos Holdings, Inc.	1,900	63,080
Innospec, Inc.	1,121	91,765
Koppers Holdings, Inc.*	5,436	133,671
Kraton Corp.*	4,379	155,805
Landec Corp.*	64,053	822,441
Northern Technologies International Corp.	16,810	522,791
Rayonier Advanced Materials, Inc.	6,815	96,023
Rogers Corp.*	4,730	734,332
Stepan Co.	2,701	254,164
		4,776,225
Coal — 0.0%
SunCoke Energy, Inc.*	7,989	79,251
Commercial Services — 5.6%
ABM Industries, Inc.	2,589	92,324
Acacia Research Corp.*	131,720	401,746
AMN Healthcare Services, Inc.*	3,294	164,733
ARC Document Solutions, Inc.*	132,210	313,338
ASGN, Inc.*	3,035	195,484
Barrett Business Services, Inc.	21,909	1,720,733
BG Staffing, Inc.	41,870	1,044,656
Bridgepoint Education, Inc.*	75,410	777,477
Brink's Co., (The)	4,054	319,942
CAI International, Inc.*	35,550	837,558
Care.com, Inc.*	23,169	583,627
CRA International, Inc.	8,590	429,156

The accompanying notes are an integral part of the financial statements.
5

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2019 (unaudited)

	Number of Shares	Value
Commercial Services — (Continued)
Edison Nation, Inc.*	61,118	$305,590
Emerald Expositions Events, Inc.	9,264	116,541
Green Dot Corp., Class A*	4,948	319,393
Hackett Group, Inc., (The)	22,815	370,972
Healthcare Services Group, Inc.	3,392	129,507
HealthEquity, Inc.*	7,910	636,597
Heidrick & Struggles International, Inc.	2,376	102,429
HMS Holdings Corp.*	9,256	318,962
I3 Verticals, Inc., Class A*	27,137	570,962
Insperity, Inc.	2,292	289,411
K12, Inc.*	12,903	413,412
Kelly Services, Inc., Class A	19,482	470,101
Korn/Ferry International	4,210	205,406
MarketAxess Holdings, Inc.	2,376	579,459
Matthews International Corp., Class A	1,529	60,808
Medifast, Inc.	4,850	618,036
Monro Muffler Brake, Inc.	1,316	100,424
Navigant Consulting, Inc.	3,071	63,232
Nutrisystem, Inc.	1,071	46,353
Red Violet, Inc.*	12,135	90,891
Resources Connection, Inc.	45,101	783,404
RR Donnelley & Sons Co.	6,084	32,732
SP Plus Corp.*	13,285	457,004
Strategic Education, Inc.	2,810	367,492
Team, Inc.*	5,510	86,066
TechTarget, Inc.*	19,510	323,476
Viad Corp.	22,366	1,294,991
Willdan Group, Inc.*	13,395	507,403
		16,541,828
Computers — 4.2%
3D Systems Corp.*	4,134	58,372
Agilysys, Inc.*	27,803	581,083
CACI International, Inc., Class A*	1,145	208,688
Computer Services, Inc.	19,369	1,123,402
Conduent, Inc.*	58,831	860,109
Cray, Inc.*	2,699	66,207
Elastic NV*	2,530	229,117
Endava PLC, SP ADR*	21,403	632,673
ExlService Holdings, Inc.*	1,497	91,916
Globant S.A.*	6,105	420,573
Insight Enterprises, Inc.*	2,176	121,464
Kornit Digital Ltd.*	12,912	289,229
MAXIMUS, Inc.	1,853	130,970
Mercury Systems, Inc.*	19,964	1,268,113
Mitek Systems, Inc.*	80,435	869,502
NCR Corp.*	29,222	818,800
PAR Technology Corp.*	34,108	919,893
PlayAGS, Inc.*	20,793	494,666
Computers — (Continued)
Rapid7, Inc.*	11,775	542,003
Science Applications International Corp.	1,681	125,571
Sykes Enterprises, Inc.*	16,287	481,932
TTEC Holdings, Inc.	3,501	119,944
Unisys Corp.*	4,710	63,632
USA Technologies, Inc.*	67,680	268,013
Virtusa Corp.*	24,289	1,225,866
WNS Holdings Ltd., ADR*	8,338	440,246
		12,451,984
Cosmetics/Personal Care — 0.1%
Inter Parfums, Inc.	2,289	168,860
Distribution/Wholesale — 0.5%
Anixter International, Inc.*	1,549	90,895
Dorman Products, Inc.*	1,213	98,132
Educational Development Corp.	32,351	260,426
Fossil Group, Inc.*	7,293	114,062
G-III Apparel Group Ltd.*	3,296	117,371
Pool Corp.	2,106	335,991
ScanSource, Inc.*	3,569	134,016
SiteOne Landscape Supply, Inc.*	4,557	244,756
		1,395,649
Diversified Financial Services — 2.0%
3PEA International, Inc.*	26,303	193,590
Blucora, Inc.*	3,569	95,970
Civista Bancshares, Inc.	11,530	245,935
Encore Capital Group, Inc.*	3,458	118,264
Enova International, Inc.*	24,746	631,518
Evercore Partners, Inc., Class A	6,567	604,821
Greenhill & Co., Inc.	3,731	87,828
Houlihan Lokey, Inc.	11,227	516,217
Interactive Brokers Group, Inc., Class A	3,063	169,170
Investment Technology Group, Inc.	2,378	71,887
LendingTree, Inc.*	1,531	488,312
Moelis & Co., Class A	12,285	548,034
National Bank Holdings Corp.	1,305	47,150
Silvercrest Asset Management Group, Inc., Class A	66,802	1,001,362
Verra Mobility Corp.*	24,947	264,438
Virtus Investment Partners, Inc.	807	82,564
Waddell & Reed Financial, Inc., Class A	3,811	70,541
WageWorks, Inc.*	17,131	563,610
World Acceptance Corp.*	2,155	265,065
		6,066,276

The accompanying notes are an integral part of the financial statements.
6

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2019 (unaudited)

	Number of Shares	Value
Electric — 0.3%
ALLETE, Inc.	4,232	$343,004
Ameresco, Inc., Class A*	19,209	314,451
Avista Corp.	1,395	56,372
El Paso Electric Co.	1,366	73,491
		787,318
Electrical Components & Equipment — 0.4%
Encore Wire Corp.	1,848	109,475
EnerSys	3,171	234,083
Littelfuse, Inc.	3,308	638,742
SPX Corp.*	4,521	164,384
		1,146,684
Electronics — 3.3%
Benchmark Electronics, Inc.	3,373	92,420
Brady Corp., Class A	2,928	138,524
Coherent, Inc.*	1,014	134,943
Comtech Telecommunications Corp.	36,819	975,703
Control4 Corp.*	2,350	42,323
FARO Technologies, Inc.*	2,255	103,302
Fluidigm Corp.*	87,765	970,681
II-VI, Inc.*	3,812	161,934
IntriCon Corp.*	5,999	161,493
Itron, Inc.*	4,655	246,762
Ituran Location and Control Ltd.	25,101	926,227
Napco Security Technologies, Inc.*	51,080	1,097,709
NVE Corp.	3,564	366,450
OSI Systems, Inc.*	8,106	704,006
Plexus Corp.*	2,641	163,108
Sanmina Corp.*	6,648	212,337
ShotSpotter, Inc.*	6,932	346,184
SYNNEX Corp.	830	81,440
Tech Data Corp.*	9,512	972,317
TTM Technologies, Inc.*	8,548	103,602
Woodward, Inc.	5,963	574,475
ZAGG, Inc.*	92,030	1,067,548
		9,643,488
Energy-Alternate Sources — 0.2%
REX American Resources Corp.*	1,203	95,891
TPI Composites, Inc.*	17,927	541,575
		637,466
Engineering & Construction — 1.8%
Aegion Corp.*	1,783	30,953
Argan, Inc.	24,136	1,122,324
Comfort Systems USA, Inc.	8,639	463,223
Dycom Industries, Inc.*	2,682	120,905
EMCOR Group, Inc.	4,741	341,968
Exponent, Inc.	2,780	157,431
Granite Construction, Inc.	10,965	510,530
Engineering & Construction — (Continued)
MYR Group, Inc.*	4,168	139,795
NV5 Global, Inc.*	12,766	1,011,833
Primoris Services Corp.	18,027	421,291
Sterling Construction Co., Inc.*	53,655	783,900
TopBuild Corp.*	2,707	161,067
		5,265,220
Entertainment — 0.5%
Eldorado Resorts, Inc.*	9,422	454,234
Golden Entertainment, Inc.*	8,681	158,168
Monarch Casino & Resort, Inc.*	6,633	290,857
Red Rock Resorts, Inc., Class A	10,547	296,582
Scientific Games Corp.*	6,167	179,213
		1,379,054
Environmental Control — 0.2%
Casella Waste Systems, Inc., Class A*	11,833	417,468
Tetra Tech, Inc.	3,198	191,944
		609,412
Food — 1.5%
Calavo Growers, Inc.	2,906	247,388
Cal-Maine Foods, Inc.	1,158	51,068
Chefs' Warehouse, Inc. (The)*	16,715	535,047
Darling Ingredients, Inc.*	8,943	196,567
Hain Celestial Group Inc. (The)*	26,486	520,979
Hostess Brands, Inc.*	137,570	1,670,100
Ingles Markets, Inc., Class A	32,020	996,462
J&J Snack Foods Corp.	681	105,746
Sanderson Farms, Inc.	1,371	157,939
SpartanNash Co.	2,453	46,558
		4,527,854
Forest Products & Paper — 0.1%
Neenah Paper, Inc.	1,590	107,452
Schweitzer-Mauduit International, Inc.	2,483	95,745
		203,197
Gas — 0.3%
New Jersey Resources Corp.	2,340	113,256
Northwest Natural Holding Co.	2,390	153,486
South Jersey Industries, Inc.	4,502	130,333
Southwest Gas Holdings, Inc.	1,612	132,087
Spire, Inc.	5,337	423,331
		952,493
Hand/Machine Tools — 0.0%
Franklin Electric Co., Inc.	1,896	100,886
Healthcare-Products — 6.8%
ABIOMED, Inc.*	1,453	486,028
Alpha Pro Tech Ltd.*	44,141	166,412
AngioDynamics, Inc.*	1,976	44,282

The accompanying notes are an integral part of the financial statements.
7

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2019 (unaudited)

	Number of Shares	Value
Healthcare-Products — (Continued)
BioLife Solutions, Inc.*	77,693	$1,480,829
Cantel Medical Corp.	1,814	133,365
CareDx, Inc.*	39,017	1,214,209
Cerus Corp.*	32,092	208,919
CRH Medical Corp.*	247,530	772,294
CytoSorbents Corp.*	51,679	417,566
Establishment Labs Holdings, Inc.*	18,226	465,857
Haemonetics Corp.*	3,260	283,196
ICU Medical, Inc.*	578	142,049
Inogen, Inc.*	2,785	299,276
Inspire Medical Systems, Inc.*	22,028	1,365,736
Insulet Corp.*	5,485	515,096
Integra LifeSciences Holdings Corp.*	3,088	170,118
iRhythm Technologies, Inc.*	13,723	1,314,526
Masimo Corp.*	3,409	447,534
Merit Medical Systems, Inc.*	8,589	478,665
NuVasive, Inc.*	789	46,472
Nuvectra Corp.*	16,147	202,968
OrthoPediatrics Corp.*	25,063	1,030,340
Oxford Immunotec Global, PLC*	31,836	531,343
Patterson Cos, Inc.	32,030	722,276
Quanterix Corp.*	21,444	529,881
Repligen Corp.*	11,163	664,422
Restoration Robotics, Inc.*	82,190	73,971
SI-BONE, Inc.*	47,614	986,562
Sientra, Inc.*	20,034	221,776
Tactile Systems Technology, Inc.*	18,307	1,391,515
Tandem Diabetes Care, Inc.*	21,863	1,433,557
ViewRay, Inc.*	114,224	968,620
West Pharmaceutical Services, Inc.	8,171	855,912
		20,065,572
Healthcare-Services — 1.9%
Addus HomeCare Corp.*	4,964	333,630
Amedisys, Inc.*	2,217	275,573
Catalent, Inc.*	14,008	605,426
Chemed Corp.	621	204,619
eHealth, Inc.*	10,431	557,120
Ensign Group, Inc., (The)	2,070	102,362
Joint Corp., (The)*	69,711	764,033
LHC Group, Inc.*	6,867	753,241
Magellan Health, Inc.*	1,789	121,849
Neuronetics, Inc.*	27,054	472,092
Providence Service Corp., (The)*	2,212	157,760
Psychemedics Corp.	22,388	437,909
Teladoc, Inc.*	6,105	392,918
US Physical Therapy, Inc.	1,232	135,816
Vapotherm, Inc.*	13,712	266,561
		5,580,909
Home Builders — 1.1%
Cavco Industries, Inc.*	482	66,723
Century Communities, Inc.*	13,681	312,337
Installed Building Products, Inc.*	10,991	479,427
LCI Industries	2,012	163,938
LGI Homes, Inc.*	18,294	1,081,175
MDC Holdings, Inc.	4,064	117,207
Skyline Corp.	43,795	869,769
Winnebago Industries, Inc.	5,231	170,688
		3,261,264
Home Furnishings — 1.0%
Floor & Decor Holdings, Inc., Class A*	13,385	497,654
Hooker Furniture Corp.	8,270	259,678
iRobot Corp.*	1,222	152,823
La-Z-Boy, Inc.	2,014	69,302
Roku, Inc.*	8,589	569,365
Sleep Number Corp.*	16,334	712,979
Universal Electronics, Inc.*	19,502	651,172
		2,912,973
Household Products/Wares — 0.6%
Acme United Corp.	11,359	194,807
EVI Industries, Inc.	12,357	500,458
Knowles Corp.*	4,797	78,095
Rosetta Stone, Inc.*	60,006	966,697
WD-40 Co.	995	178,075
		1,918,132
Housewares — 0.3%
Lifetime Brands, Inc.	57,100	597,266
Toro Co., (The)	5,348	366,766
		964,032
Insurance — 2.6%
Ambac Financial Group, Inc.*	4,531	89,578
American Equity Investment Life Holding Co.	11,107	351,536
American National Insurance Co.	4,267	628,060
Atlas Financial Holdings, Inc.*	49,630	450,640
Employers Holdings, Inc.	3,729	155,350
FGL Holdings	81,160	673,628
Genworth Financial, Inc., Class A*	47,731	184,719
Goosehead Insurance, Inc., Class A*	16,307	514,486
HCI Group, Inc.	2,489	114,892
Heritage Insurance Holdings, Inc.	47,610	710,341
Horace Mann Educators Corp.	2,570	100,718
James River Group Holdings Ltd.	1,208	49,637
Kinsale Capital Group, Inc.	7,465	498,363
NMI Holdings, Inc., Class A*	23,046	556,561
RLI Corp.	1,478	104,229
Safety Insurance Group, Inc.	1,702	152,057

The accompanying notes are an integral part of the financial statements.
8

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2019 (unaudited)

	Number of Shares	Value
Insurance — (Continued)
Selective Insurance Group, Inc.	3,866	$255,001
White Mountains Insurance Group Ltd.	2,358	2,215,082
		7,804,878
Internet — 3.2%
Aspen Group, Inc.*	66,749	319,728
Attunity Ltd.*	8,748	204,528
Bandwidth, Inc., Class A*	25,612	1,427,101
Cars.com, Inc.*	14,920	351,217
Eventbrite, Inc., Class A*	10,481	310,028
FireEye, Inc.*	32,669	547,532
HealthStream, Inc.	2,625	72,975
Liberty Expedia Holdings, Inc., Class A*	34,884	1,545,361
Mimecast Ltd.*	27,224	1,314,375
OptimizeRx Corp.*	26,987	387,533
QuinStreet, Inc.*	43,407	581,220
Stamps.com, Inc.*	1,004	94,366
Wix.com Ltd.*	3,866	422,360
Zendesk, Inc.*	6,777	535,519
Zscaler, Inc.*	26,910	1,336,889
		9,450,732
Leisure Time — 0.6%
Callaway Golf Co.	7,398	127,320
Lindblad Expeditions Holdings, Inc.*	27,664	375,954
Malibu Boats, Inc., Class A*	19,112	883,165
MasterCraft Boat Holdings, Inc.*	18,594	458,714
		1,845,153
Lodging — 0.8%
Belmond Ltd., Class A*	10,812	268,678
Boyd Gaming Corp.	18,167	540,650
Century Casinos, Inc.*	38,775	326,873
Extended Stay America, Inc.	73,753	1,345,255
		2,481,456
Machinery-Construction & Mining — 0.2%
ASV Holdings, Inc.*	88,330	285,306
Polar Power, Inc.*	37,828	183,466
		468,772
Machinery-Diversified — 1.9%
Albany International Corp., Class A	1,126	87,321
Applied Industrial Technologies, Inc.	1,045	60,756
Cactus, Inc., Class A*	11,515	417,534
Chart Industries, Inc.*	2,562	226,173
Columbus McKinnon Corp.	21,762	814,987
DXP Enterprises, Inc.*	719	25,431
Hurco Cos., Inc.	18,870	809,146
Machinery-Diversified — (Continued)
Kadant, Inc.	4,457	389,765
Manitex International, Inc.*	109,150	833,906
Newpark Resources, Inc.*	5,829	51,528
NN, Inc.	52,840	523,645
SPX FLOW, Inc.*	10,543	363,944
Tennant Co.	2,414	152,565
Twin Disc, Inc.*	43,710	773,230
		5,529,931
Media — 0.5%
Entercom Communications Corp., Class A	49,937	307,612
EW Scripps Co., (The), Class A	3,398	71,867
Gannett Co., Inc.	11,330	133,014
MSG Networks, Inc.*	39,120	944,357
Scholastic Corp.	1,251	52,930
		1,509,780
Medical Equipment & Devices Manufacturing — 0.3%
National Vision Holdings, Inc.*	13,498	453,533
Wright Medical Group NV*	14,074	440,657
		894,190
Metal Fabricate/Hardware — 0.4%
AZZ, Inc.	1,465	67,419
Northwest Pipe Co.*	37,560	926,605
TimkenSteel Corp.*	6,106	76,081
		1,070,105
Mining — 0.4%
A-Mark Precious Metals, Inc.*	14,762	185,263
Astec Industries, Inc.	2,070	78,991
Century Aluminum Co.*	18,637	160,837
Kaiser Aluminum Corp.	1,039	113,750
Materion Corp.	4,571	264,112
Monaker Group, Inc.*	40,335	98,821
ProPetro Holding Corp.*	4,300	85,398
United States Lime & Minerals, Inc.	4,143	298,296
		1,285,468
Miscellaneous Manufacturing — 1.3%
Arlo Technologies, Inc.*	5,180	22,429
Axon Enterprise, Inc.*	5,340	287,452
Colfax Corp.*	22,314	590,428
Dean Foods Co.	25,882	103,787
EnPro Industries, Inc.	2,498	171,338
ESCO Technologies, Inc.	10,198	705,600
Fabrinet*	3,054	178,659
FreightCar America, Inc.*	31,490	244,048
Harsco Corp.*	14,378	321,780
Haynes International, Inc.	19,234	676,652
Hillenbrand, Inc.	2,960	131,098
John Bean Technologies Corp.	2,493	233,594

The accompanying notes are an integral part of the financial statements.
9

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2019 (unaudited)

	Number of Shares	Value
Miscellaneous Manufacturing — (Continued)
Proto Labs, Inc.*	1,026	$115,928
Raven Industries, Inc.	1,344	53,652
Standex International Corp.	677	55,521
Sturm Ruger & Co., Inc.	968	55,128
		3,947,094
Oil & Gas — 1.5%
Bonanza Creek Energy, Inc.*	1,817	41,736
Callon Petroleum Co.*	19,734	150,965
Carrizo Oil & Gas, Inc.*	10,324	113,358
Denbury Resources, Inc.*	54,578	104,790
Evolution Petroleum Corp.	37,890	267,882
Geopark Ltd.*	14,796	283,935
Gran Tierra Energy, Inc.*	92,840	209,818
Gulfport Energy Corp.*	17,407	133,338
HighPoint Resources Corp.*	11,053	28,627
Laredo Petroleum, Inc.*	33,616	115,303
Matador Resources Co.*	23,986	446,140
Murphy USA, Inc.*	13,465	1,047,173
Nabors Industries Ltd.	70,626	228,828
PBF Energy, Inc., Class A	21,325	662,568
PDC Energy, Inc.*	11,828	438,464
QEP Resources, Inc.*	20,000	155,200
Ring Energy, Inc.*	4,481	27,648
Unit Corp.*	5,769	89,708
		4,545,481
Oil & Gas Services — 1.2%
Archrock, Inc.	8,189	79,925
DMC Global, Inc.	40,490	1,902,220
Helix Energy Solutions Group, Inc.*	17,356	128,435
KLX Energy Services Holdings, Inc.*	3,678	96,952
Natural Gas Services Group, Inc.*	32,050	592,284
Oil States International, Inc.*	7,659	131,275
Profire Energy, Inc.*	103,477	193,502
Solaris Oilfield Infrastructure, Inc., Class A	24,304	413,168
		3,537,761
Packaging & Containers — 0.0%
Multi-Color Corp.	1,809	90,179
Pharmaceuticals — 3.5%
Adamas Pharmaceuticals, Inc.*	20,004	223,845
Akorn, Inc.*	12,794	51,816
Anika Therapeutics, Inc.*	1,155	37,688
Array BioPharma, Inc.*	54,079	1,240,572
Clementia Pharmaceuticals, Inc.*	12,885	332,819
Coherus Biosciences, Inc.*	31,817	456,256
Diplomat Pharmacy, Inc.*	4,080	26,316
Pharmaceuticals — (Continued)
Enanta Pharmaceuticals, Inc.*	4,093	419,696
Endo International PLC*	9,334	102,581
Global Blood Therapeutics, Inc.*	6,054	317,835
Harrow Health, Inc.*	117,894	818,184
Heron Therapeutics, Inc.*	16,336	432,414
Madrigal Pharmaceuticals, Inc.*	3,027	397,384
Mirati Therapeutics, Inc.*	11,195	814,996
Momenta Pharmaceuticals, Inc.*	8,455	119,131
MyoKardia, Inc.*	16,309	731,459
Nektar Therapeutics*	5,506	223,213
Neogen Corp.*	2,310	143,128
Opiant Pharmaceuticals, Inc.*	12,690	193,903
Owens & Minor, Inc.	10,603	66,163
Phibro Animal Health Corp., Class A	2,922	85,615
Pieris Pharmaceuticals, Inc.*	61,877	185,631
Premier, Inc., Class A*	43,438	1,588,962
Principia Biopharma, Inc.*	9,228	326,856
Progenics Pharmaceuticals, Inc.*	15,612	69,005
Reata Pharmaceuticals, Inc., Class A*	6,209	585,757
Supernus Pharmaceuticals, Inc.*	1,348	55,052
Sutro Biopharma, Inc.*	9,324	82,051
Tricida, Inc.*	8,733	201,994
		10,330,322
Real Estate — 0.2%
HFF, Inc., Class A	2,483	112,232
Legacy Housing Corp.*	12,720	178,716
Newmark Group, Inc., Class A	27,808	257,502
		548,450
REITS — 1.8%
Acadia Realty Trust	4,655	132,621
Agree Realty Corp.	1,641	107,863
Armada Hoffler Properties, Inc.	7,721	118,131
CareTrust REIT, Inc.	3,664	81,854
CBL & Associates Properties, Inc.	19,877	42,537
Chatham Lodging Trust	2,618	52,308
Community Healthcare Trust, Inc.	2,769	98,826
CoreSite Realty Corp.	1,355	138,549
DiamondRock Hospitality Co.	8,155	87,177
EastGroup Properties, Inc.	2,590	273,659
Getty Realty Corp.	5,173	170,450
Global Medical REIT, Inc.	70,930	730,579
Global Net Lease, Inc.	3,919	69,915
Great Ajax Corp.	38,160	504,857
Healthcare Realty Trust, Inc.	7,137	225,886
Hersha Hospitality Trust	9,194	173,307
Independence Realty Trust, Inc.	4,656	48,236
Innovative Industrial Properties, Inc.	3,777	298,345

The accompanying notes are an integral part of the financial statements.
10

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2019 (unaudited)

	Number of Shares	Value
REITS — (Continued)
Kite Realty Group Trust	4,590	$72,247
Lexington Realty Trust	12,112	112,521
LTC Properties, Inc.	1,853	82,310
Manhattan Bridge Capital, Inc.	55,566	360,623
Medical Properties Trust, Inc.	5,867	106,955
New York Mortgage Trust, Inc.	13,164	78,984
Pennsylvania Real Estate Investment Trust	18,333	112,748
PS Business Parks, Inc.	1,242	182,785
RPT Realty	7,461	94,605
Summit Hotel Properties, Inc.	13,199	150,337
Universal Health Realty Income Trust	3,469	258,336
Urstadt Biddle Properties, Inc., Class A	5,675	118,721
Whitestone REIT	8,745	113,772
		5,200,044
Retail — 7.0%
Abercrombie & Fitch Co., Class A	5,117	112,318
Asbury Automotive Group, Inc.*	9,366	672,385
Ascena Retail Group, Inc.*	24,230	53,791
At Home Group, Inc.*	19,099	467,544
Barnes & Noble, Inc.	9,163	57,727
Big 5 Sporting Goods Corp.	64,440	259,693
Biglari Holdings, Inc., Class A*	230	160,770
Biglari Holdings, Inc., Class B*	1,541	206,509
Boot Barn Holdings, Inc.*	28,717	818,435
Buckle, Inc., (The)	4,527	86,873
Build-A-Bear Workshop, Inc.*	79,980	411,897
Cannae Holdings, Inc.*	98,379	2,254,847
Casey's General Stores, Inc.	8,271	1,114,435
Cato Corp., (The), Class A	4,184	65,856
Children's Place, Inc., (The)	1,027	98,140
Chuy's Holdings, Inc.*	1,384	30,960
Cracker Barrel Old Country Store, Inc.	790	127,972
DineEquity, Inc.	3,392	336,486
El Pollo Loco Holdings, Inc.*	24,651	372,970
Express, Inc.*	9,687	50,372
EZCORP, Inc., Class A*	65,091	635,939
FAT Brands, Inc.	50,827	304,961
Fiesta Restaurant Group, Inc.*	3,197	48,179
FirstCash, Inc.	2,930	256,844
Five Below, Inc.*	3,696	444,814
Freshpet, Inc.*	19,144	789,116
Gaia, Inc.*	46,823	520,672
Genesco, Inc.*	4,461	215,332
Guess?, Inc.	6,372	142,669
Hibbett Sports, Inc.*	6,047	112,111
J Alexander's Holdings, Inc.*	44,656	407,709
Lovesac Co., (The)*	15,442	467,429
Retail — (Continued)
Luxfer Holdings PLC	27,459	516,504
MarineMax, Inc.*	4,583	89,964
Movado Group, Inc.	9,418	329,913
Noodles & Co.*	43,094	337,857
Office Depot, Inc.	18,868	65,472
Ollie's Bargain Outlet Holdings, Inc.*	5,162	455,392
PC Connection, Inc.	13,510	543,642
PCM, Inc.*	43,470	1,460,157
PetIQ, Inc.*	21,420	644,956
PetMed Express, Inc.	1,977	45,570
Red Robin Gourmet Burgers, Inc.*	1,984	60,333
Regis Corp.*	8,392	151,811
RH*	2,622	402,713
Shoe Carnival, Inc.	2,090	79,713
Tailored Brands, Inc.	6,230	80,741
Texas Roadhouse, Inc.	2,804	177,521
Tile Shop Holdings, Inc.	59,489	379,540
Vitamin Shoppe, Inc.*	12,924	95,250
Wingstop, Inc.	12,130	807,979
Winmark Corp.	3,329	573,420
World Fuel Services Corp.	17,749	491,470
Youngevity International, Inc.*	50,679	360,328
Zumiez, Inc.*	3,678	90,847
		20,346,848
Savings & Loans — 0.9%
Axos Financial, Inc.*	3,461	111,721
Berkshire Hills Bancorp, Inc.	3,296	103,231
Brookline Bancorp, Inc.	13,535	216,289
Dime Community Bancshares, Inc.	8,292	165,674
FS Bancorp, Inc.	14,590	756,492
Oritani Financial Corp.	8,508	152,719
Provident Financial Services, Inc.	1,569	43,069
Riverview Bancorp, Inc.	109,531	847,770
Sterling Bancorp	11,846	240,829
		2,637,794
Semiconductors — 2.5%
Advanced Energy Industries, Inc.*	2,466	124,212
Amtech Systems, Inc.*	109,030	521,163
Axonics Modulation Technologies, Inc.*	25,212	536,007
AXT, Inc.*	187,620	836,785
Bloom Energy Corp.*	5,365	77,632
Brooks Automation, Inc.	2,595	83,325
Cabot Microelectronics Corp.	1,581	178,811
Cirrus Logic, Inc.*	3,525	141,458
Cohu, Inc.	41,506	742,542
FormFactor, Inc.*	3,724	59,025

The accompanying notes are an integral part of the financial statements.
11

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2019 (unaudited)

	Number of Shares	Value
Semiconductors — (Continued)
Inphi Corp.*	12,797	$553,086
Kulicke & Soffa Industries, Inc.	6,419	149,691
Lattice Semiconductor Corp.*	50,660	597,788
MKS Instruments, Inc.	1,371	113,615
Monolithic Power Systems, Inc.	1,952	261,783
Nanometrics, Inc.*	1,823	51,883
Photronics, Inc.*	12,191	119,594
Power Integrations, Inc.	3,164	231,162
Richardson Electronics Ltd.	22,899	170,598
Rudolph Technologies, Inc.*	3,770	85,127
Semtech Corp.*	5,218	287,199
Silicon Laboratories, Inc.*	5,534	448,365
Ultra Clean Holdings, Inc.*	87,910	936,241
Xperi Corp.	6,158	147,792
		7,454,884
Software — 9.6%
ACI Worldwide, Inc.*	19,171	610,980
Altair Engineering, Inc., Class A*	17,196	609,770
Alteryx, Inc., Class A*	18,228	1,390,979
American Software, Inc., Class A	41,399	479,814
Appfolio, Inc.*	4,454	321,935
Asure Software, Inc.*	80,030	516,994
Avalara, Inc.*	9,721	507,533
Avaya Holdings Corp.*	66,900	1,036,281
Benefitfocus, Inc.*	7,443	365,600
Blackbaud, Inc.	2,160	166,838
Blackline, Inc.*	7,842	410,450
Bottomline Technologies de, Inc.*	7,014	349,858
Cogent Communications Holdings, Inc.	1,297	63,177
Computer Programs & Systems, Inc.	20,976	690,949
Coupa Software, Inc.*	2,326	219,086
CSG Systems International, Inc.	28,178	1,170,796
Ebix, Inc.	2,006	116,890
eGain Corp.*	92,025	1,043,564
Everbridge, Inc.*	26,086	1,844,541
Evolent Health, Inc., Class A*	20,567	271,279
Five9, Inc.*	29,631	1,571,628
Identiv, Inc.*	33,994	189,177
InnerWorkings, Inc.*	81,310	394,354
j2 Global, Inc.	1,540	130,915
LivePerson, Inc.*	9,192	257,008
LiveRamp Holdings, Inc.*	9,054	486,653
ManTech International Corp., Class A	2,301	125,059
Materialise NV, ADR*	32,354	621,197
Medidata Solutions, Inc.*	2,714	203,604
MiX Telematics Ltd., SP ADR	29,769	567,397
Model N, Inc.*	51,881	897,541
NextGen Healthcare, Inc.*	3,902	68,285
Software — (Continued)
Omnicell, Inc.*	8,165	693,617
OneSpan, Inc.*	25,511	543,384
Pivotal Software, Inc.*	23,660	530,457
Pluralsight, Inc., Class A*	14,029	456,083
Progress Software Corp.	5,306	195,155
QAD, Inc., Class A	21,362	966,844
SailPoint Technologies Holding, Inc.*	6,828	210,576
SharpSpring, Inc.*	96,478	1,451,994
ShiftPixy, Inc.*	313,351	479,427
Simulations Plus, Inc.	31,897	654,207
Smartsheet, Inc., Class A*	28,424	1,086,934
Tabula Rasa HealthCare, Inc.*	5,871	323,551
Take-Two Interactive Software, Inc.*	3,989	348,080
Talend S.A., ADR*	6,241	298,944
TiVo Corp.	7,184	72,056
Twilio, Inc.*	7,249	882,131
Upland Software, Inc.*	21,701	761,705
Yext, Inc.*	17,303	321,490
		27,976,767
Storage/Warehousing — 0.0%
Mobile Mini, Inc.	2,048	73,748
Telecommunications — 1.5%
8x8, Inc.*	24,586	483,607
ATN International, Inc.	1,700	95,421
CalAmp Corp.*	7,214	100,275
Cincinnati Bell, Inc.*	7,129	69,151
Consolidated Communications Holdings, Inc.	4,043	40,147
ExOne Co., (The)*	56,509	636,291
Finisar Corp.*	3,082	75,478
Iridium Communications, Inc.*	9,628	204,980
Liberty Latin America Ltd., Class C*	72,042	1,396,894
LogMeIn, Inc.	1,382	109,786
NETGEAR, Inc.*	2,616	93,784
One Stop Systems, Inc.*	90,330	205,953
ORBCOMM, Inc.*	75,383	531,450
Viavi Solutions, Inc.*	23,640	310,393
Vonage Holdings Corp.*	6,855	70,469
		4,424,079
Textiles — 0.5%
UniFirst Corp.	10,228	1,470,991
Toys/Games/Hobbies — 0.1%
Funko, Inc., Class A*	17,803	354,102
Transportation — 2.0%
Air Transport Services Group, Inc.*	87,503	2,036,195

The accompanying notes are an integral part of the financial statements.
12

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Concluded)

February 28, 2019 (unaudited)

	Number of Shares	Value
Transportation — (Continued)
ArcBest Corp.	4,606	$160,427
Atlas Air Worldwide Holdings, Inc.*	6,264	336,627
CryoPort, Inc.*	21,720	249,780
Echo Global Logistics, Inc.*	4,834	116,113
Forward Air Corp.	12,271	793,320
Heartland Express, Inc.	3,583	71,983
Knight-Swift Transportation Holdings, Inc.	1,873	62,989
Marten Transport Ltd.	4,885	91,105
Matson, Inc.	2,281	82,367
PAM Transportation Services, Inc.*	20,390	1,032,957
Saia, Inc.*	12,229	809,071
		5,842,934
Trucking & Leasing — 0.0%
Greenbrier Cos, Inc., (The)	3,222	132,907
Water — 0.3%
American States Water Co.	1,758	125,047
California Water Service Group	1,969	102,427
Global Water Resources, Inc.	36,066	342,988
PICO Holdings, Inc.*	39,282	403,819
		974,281
TOTAL COMMON STOCKS (Cost $215,648,610)		282,041,315

SHORT-TERM INVESTMENTS — 4.5%
First American Treasury Obligations Fund Class X, 2.32% (a)	13,199,625	13,199,625
TOTAL SHORT-TERM INVESTMENTS (Cost $13,199,625)		13,199,625
TOTAL INVESTMENTS — 100.0% (Cost $228,848,235)		295,240,940
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		145,653
NET ASSETS — 100.0%		$295,386,593

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2019.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SP ADR     Sponsored ADR

The accompanying notes are an integral part of the financial statements.
13

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

february 28, 2019 (unaudited)

ASSETS
Investments, at value (cost $215,648,610)	$282,041,315
Short-term investments, at value (cost $13,199,625)	13,199,625
Receivables for:
Investments sold	2,835,646
Dividends	140,875
Capital shares sold	14,524
Total assets	298,231,985

LIABILITIES
Payables for:
Investments purchased	2,648,628
Investment sub-advisory fees	176,182
Other accrued expenses and liabilities	20,582
Total liabilities	2,845,392
Net assets	$295,386,593

NET ASSETS CONSIST OF:
Par value	$22,476
Paid-in capital	234,502,775
Total distributable earnings/(loss)	60,861,342
Net assets	$295,386,593

CAPITAL SHARES:
Net Assets	$295,386,593
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	22,475,508
Net asset value, offering and redemption price per share	$13.14

The accompanying notes are an integral part of the financial statements.
14

ADARA SMALLER COMPANIES FUND

Statement of Operations

For the six months Ended february 28, 2019 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,760)	$1,326,943
Total investment income	1,326,943

EXPENSES
Sub-advisory fees (Note 2)	1,141,817
Administration and accounting services fees (Note 2)	73,845
Custodian fees (Note 2)	26,134
Legal fees	23,392
Audit fees	19,666
Transfer agent fees (Note 2)	19,486
Registration and filing fees	14,130
Director fees	11,455
Officer fees	10,975
Printing and shareholder reporting fees	1,071
Other expenses	16,626
Total expenses	1,358,597
Net investment income/(loss)	(31,654)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	1,987,089
Net change in unrealized appreciation/(depreciation) on investments	(38,006,083)
Net realized and unrealized gain/(loss) on investments	(36,018,994)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,050,648)

The accompanying notes are an integral part of the financial statements.
15

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$(31,654)	$(211,235)
Net realized gain/(loss) from investments	1,987,089	38,840,504
Net change in unrealized appreciation/(depreciation) on investments	(38,006,083)	51,272,470
Net increase/(decrease) in net assets resulting from operations	(36,050,648)	89,901,739

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(38,776,479)	(10,628,260)
Net decrease in net assets from dividends and distributions to shareholders	(38,776,479)	(10,628,260)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,034,668	17,644,311
Reinvestment of distributions	34,269,675	9,704,541
Shares redeemed	(28,442,680)	(19,750,651)
Net increase/(decrease) in net assets resulting from capital share transactions	20,861,663	7,598,201
Total increase/(decrease) in net assets	(53,965,464)	86,871,680

NET ASSETS:
Beginning of period	$349,352,057	262,480,377
End of period	$295,386,593	$349,352,057

SHARE TRANSACTIONS:
Shares sold	1,172,335	1,198,238
Shares reinvested	2,836,894	714,620
Shares redeemed	(2,379,111)	(1,350,953)
Net increase/(decrease) in shares	1,630,118	561,905

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders from net realized capital gains were $(10,628,260) during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $0.

The accompanying notes are an integral part of the financial statements.
16

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Period October 21, 2014(1) to August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$16.76		$12.94	$11.20	$10.59	$10.00
Net investment income/(loss)(2)	—	(3)	(0.01)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain/(loss) from investments	(1.75)		4.36	1.76	0.64	0.63
Net increase/(decrease) in net assets resulting from operations	(1.75)		4.35	1.74	0.61	0.59
Dividends and distributions to shareholders from:
Net realized capital gains	(1.87)		(0.53)	—	— (3)	—
Total dividends and distributions to shareholders	(1.87)		(0.53)	—	—	—
Net asset value, end of period	$13.14		$16.76	$12.94	$11.20	$10.59
Total investment return/(loss)(4)	(9.44	)%(5)	34.54%	15.54%	5.76%	5.90	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$295,387		$349,352	$262,480	$225,101	$212,934
Ratio of expenses to average net assets	0.92	%(6)	0.90%	0.92%	1.15%	1.15	%(6)
Ratio of net investment income/(loss) to average net assets	(0.02	)%(6)	(0.07)%	(0.15)%	(0.26)%	(0.41	)%(6)
Portfolio turnover rate	42	%(5)	86%	88%	101%	95	%(5)

(1)	Commencement of operations.

(2)	Calculated based on average shares outstanding for the period.

(3)	Amount represents less than $0.005 per share.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

february 28, 2019 (unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2019, and the period covered by these Notes to Financial Statements is for the six months ended February 28, 2019 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

february 28, 2019 (unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$282,041,315	$282,041,315	$—	$—
Short-Term Investments	13,199,625	13,199,625	—	—
Total Investments*	$295,240,940	$295,240,940	$—	$—

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividnds to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are

19

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

february 28, 2019 (unaudited)

allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Granite Investment Partners, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s average daily net assets, (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $1,141,817, or the rate of 0.78%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

20

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

february 28, 2019 (unaudited)

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$120,482,849	$135,849,412

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$245,099,590	$110,894,165	$(7,990,106)	$102,904,059

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes

21

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

february 28, 2019 (unaudited)

may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2018, primarily attributable to current year write-off of net operating loss were reclassified among the following accounts:

UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID-IN CAPITAL
$448,185	$(448,185)	$—

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$9,398,378	$23,386,032	$—	$102,904,059	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018 were as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2018	$1,402,124	$9,226,136	$10,628,260

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2018, the Fund had no capital loss carryforwards.

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurement. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the

22

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

february 28, 2019 (unaudited)

total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

23

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q or successor form. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov.

24

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Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADA-SAR19

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6482.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-261-6482 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

SEMI-Annual Report
Performance Data

FEBRUARY 28, 2019 (Unaudited)

Average Annual Total Returns for the Period Ended February 28, 2019
	Six Months†	Since Inception
Aquarius International Fund	-2.12%	-5.94%*
MSCI ACWI ex USA Index	-2.34%	-6.01%**

†	Not annualized.

*	The Fund commenced operations on April 17, 2018.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2018, are 0.82% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,137 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier type investments including small, micro-cap and large cap stocks, IPOs, special situations, foreign markets, emerging markets and illiquid securities all of which may be more volatile and less liquid.

1

AQUARIUS INTERNATIONAL FUND

Fund Expense Example

FEBRUARY 28, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual	$1,000.00	$ 978.80	$4.71	0.96%	-2.12%
Hypothetical (5% return before expenses)	1,000.00	1,020.03	4.81	0.96	N/A

*

Expenses are equal to the Fund’s annualized since inception expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

AQUARIUS INTERNATIONAL FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2019 (Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Banks	8.1%	$11,627,537
Pharmaceuticals	7.7	10,889,658
Insurance	7.0	9,980,474
Telecommunications	5.0	7,088,997
Commercial Services	4.5	6,419,375
Oil & Gas	4.4	6,343,881
Beverages	3.8	5,475,462
Food	3.3	4,780,064
Chemicals	3.2	4,632,500
Internet	3.0	4,274,202
Investment Companies	3.0	4,234,506
Retail	2.8	4,078,175
Electronics	2.7	3,911,137
Diversified Financial Services	2.5	3,634,151
Machinery-Diversified	2.4	3,519,300
Semiconductors	2.4	3,406,971
Media	1.9	2,744,330
Building Materials	1.7	2,451,925
Software	1.6	2,324,310
Cosmetics/Personal Care	1.5	2,190,578
Miscellaneous Manufacturing	1.5	2,122,766
Real Estate	1.3	1,852,385
Lodging	1.2	1,737,497
Distribution/Wholesale	1.2	1,679,296
REITS	1.1	1,565,532
Household Products/Wares	1.0	1,430,202
Healthcare-Services	0.9	1,263,094
Agriculture	0.8	1,136,382
Airlines	0.7	1,056,954
Water	0.7	1,050,440
Home Builders	0.7	1,043,861
Apparel	0.6	846,540
Mining	0.6	814,361
Auto Manufacturers	0.5	757,701
Electric	0.5	708,078
Auto Parts & Equipment	0.5	667,456
Advertising	0.3	503,837
Transportation	0.3	500,328
Healthcare-Products	0.3	453,552
Engineering & Construction	0.2	360,754
Computers	0.2	328,032
Aerospace/Defense	0.2%	279,946
Hand/Machine Tools	0.2	267,844
Machinery-Construction & Mining	0.2	236,928
Holding Companies-Diversification	0.1	209,700
Gas	0.1	207,372
Iron/Steel	0.1	186,748
Pipelines	0.1	181,397
Coal	0.1	135,306
Private Equity	0.1	126,490
Biotechnology	0.1	117,825
Electrical Components & Equipment	0.1	116,363
Home Furnishings	0.1	107,607
Forest Products & Paper	0.0	91,198
Office & Business Equipment	0.0	65,434
Toys/Games/Hobbies	0.0	52,529
Food Service	0.0	48,123
Packaging & Containers	0.0	43,847
Leisure Time	0.0	35,897
Entertainment	0.0	34,420
Energy-Alternate Sources	0.0	19,079
EXCHANGE TRADED FUNDS:
Other Investment Pools and Funds	0.5	643,292
Diversified Financial Services	0.2	308,528
PREFERRED STOCKS:
Cosmetics/Personal Care	0.6	847,986
Semiconductors	0.5	692,699
Chemicals	0.5	664,571
Banks	0.3	415,001
Auto Manufacturers	0.2	274,173
Food	0.1	168,045
Telecommunications	0.0	20,342
SHORT-TERM INVESTMENTS	12.2	17,538,845
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)	(6,005,023)
NET ASSETS	100.0%	$144,019,093

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 89.1%

Advertising — 0.3%
Dentsu, Inc.	600	$25,074
WPP, PLC	41,144	451,048
WPP, PLC, SP ADR	504	27,715
		503,837
Aerospace/Defense — 0.2%
Airbus SE, ADR	3,036	97,638
CAE, Inc.	913	19,273
IHI Corp.	1,000	26,395
Rolls-Royce Holdings, PLC*	2,516	31,917
Safran SA, ADR	1,312	44,687
Safran SA	231	31,489
Thales SA	232	28,547
		279,946
Agriculture — 0.8%
British American Tabacco, PLC, SP ADR	3,096	113,747
Imperial Brands, PLC, SP ADR	1,497	50,292
Japan Tobacco, Inc.	1,822	46,402
Origin Enterprises, PLC	147,132	906,585
Swedish Match AB	413	19,356
		1,136,382
Airlines — 0.7%
Ryanair Holding, PLC, SP ADR*	13,783	1,027,385
Singapore Airlines Ltd.	4,000	29,569
		1,056,954
Apparel — 0.6%
Adidas AG, SP ADR	526	63,856
Gildan Activewear, Inc.	1,268	45,230
Hermes International	80	50,662
Kering SA	139	75,833
LVMH Moet Hennessy Louis Vuitton SE	371	127,323
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	137,230
NIKE, Inc., Class B	1,904	163,230
Shenzhou International Group Holdings, Ltd.	14,656	183,176
		846,540
Auto Manufacturers — 0.5%
Bayerische Motoren Werke AG	682	57,650
Daimler AG	1,727	103,706
Ferrari NV	159	20,393
Geely Automobile Holdings Ltd.	6,982	13,114
Honda Motor Ltd., SP ADR	2,137	60,413
Hyundai Motor Co.	427	48,004
Nissan Motor Co., Ltd.	5,100	44,193
Peugeot SA	1,067	27,129
Auto Manufacturers — (Continued)
Renault SA	426	29,192
Subaru Corp.	1,000	25,479
Suzuki Motor Corp.	600	30,810
Tata Motors, Ltd., SP ADR*	3,811	47,638
Toyota Motor Corp., SP ADR	1,378	166,793
Volkswagen AG	168	29,710
Volvo AB, Class B	3,636	53,477
		757,701
Auto Parts & Equipment — 0.5%
Bridgestone Corp.	1,219	48,286
Continental AG	83	13,594
Denso Corp.	34	1,465
Fuyao Glass Industrials Group, Ltd. (a)	127,600	456,025
Hyundai Mobis Co., Ltd.	267	52,277
Michelin	299	35,842
Sumitomo Electric Industries, Ltd.	2,800	39,089
Valeo SA	664	20,878
		667,456
Banks — 8.1%
Abu Dhabi Community Bank.	72,560	188,500
Agricultural Bank of China Ltd.	130,000	62,277
Aozora Bank Ltd.	2,000	57,750
Australia & New Zealand Banking Group, Ltd.	4,273	84,890
Banco Bilbao Vizcaya Argentaria, SP ADR	10,540	65,137
Banco do Brasil SA, SP ADR	3,372	45,556
Banco Santander Brasil SA, ADR	1,117	13,382
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	6,639	45,212
Banco Santander SA, SP ADR	20,753	100,860
Bangkok Bank	113,800	772,391
Bank Central Asia Tbk PT	180,504	353,190
Bank Leumi Le Israel	174,384	1,153,337
Bank Mandiri Persero Tbk PT	377,380	190,945
Bank Mandiri Persero Tbk PT, ADR	4,332	43,797
Bank Montreal	771	60,092
Bank of China, Ltd.	41,028	19,138
Bank of Ireland Group, PLC	165,893	1,077,826
Bank of Nova Scotia, (The)	2,558	142,122
Bank Rakyat Indonesia Persero Tbk PT, ADR	1,382	18,802
Barclays, PLC, SP ADR	6,946	60,152
BDO Unibank, Inc.	83,500	205,870
BOC Hong Kong Holdings, Ltd.	7,000	29,241
Canadian Imperial Bank of Commerce	562	47,680

The accompanying notes are an integral part of the financial statements.
4

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
Banks — (Continued)
China Construction Bank Corp.	354,718	$315,795
China Merchants Bank Co., Ltd.	6,063	27,823
China Minsheng Banking Corp., Ltd.	77,000	59,439
CITIC, Ltd.	15,542	23,654
Commercial International Bank Egypt SAE	26,899	107,755
Commerzbank AG*	4,316	35,574
Commonwealth Bank Of Australia	2,556	134,101
Credicorp, Ltd.	1,172	284,901
Credit Agricole SA	2,988	38,242
Credit Suisse Group AG, SP ADR*	5,030	61,919
Dah Sing Financial Holdings, Ltd.	115,200	632,940
DBS Group Holdings Ltd., SP ADR	886	65,050
DBS Group Holdings, Ltd.	60,000	1,100,025
Deutsche Bank AG	4,143	38,281
DNB ASA	2,001	38,327
Erste Group Bank AG	1,151	43,407
FirstRand, Ltd.	54,624	248,772
Grupo Financiero Banorte SAB de CV, SP ADR	1,301	35,257
Grupo Financiero Galicia SA, ADR	1,800	55,026
Hang Seng Bank, Ltd.	1,800	44,575
HDFC Bank, Ltd., ADR	5,020	507,622
HSBC Holdings, PLC, SP ADR	3,586	146,416
ICICI Bank, Ltd., SP ADR	41,225	406,478
Industrial & Commerical Bank China, Ltd.	529,734	408,581
ING Groep NV, SP ADR	4,860	64,249
Intesa Sanpaolo	9,153	22,520
Kasikornbank PCL, ADR	3,486	87,324
Kasikornbank PCL, NVDR	28,160	176,411
Lloyds Banking Group PLC, ADR	26,067	86,542
Macquarie Group, Ltd.	679	61,996
Mediobanca Banca di Credito Finanziario SpA	2,387	23,891
Mitsubishi UFJ Financial Group Inc., SP ADR	16,015	83,598
Mizuho Financial Group, Inc.	35,600	55,978
Natixis SA	7,591	41,680
Nedbank Group Ltd., SP ADR	877	17,935
Nedbank Group Ltd.	1,180	23,767
Nordea Bank Abp	3,315	30,033
OTP Bank, PLC	2,631	111,274
Oversea-Chinese Bank Corp., Ltd.	6,614	53,960
Raiffeisen Bank International AG	1,060	27,009
Resona Holdings, Inc.	17	77
Royal Bank Canada	1,437	112,345
Banks — (Continued)
Royal Bank of Scotland Group PLC, SP ADR	6,437	45,767
Sberbank Russia, SP ADR	18,272	232,968
Skandinaviska Enskilda Banken AB	2,420	24,619
Standard Bank Group Ltd.	10,733	147,254
Standard Chart, PLC	4,927	39,291
Sumitomo Mitsui Financial Group Inc., SP ADR	10,200	72,828
Svenska Handelsbanken AB	1,941	22,113
Toronto-Dominion Bank, (The)	1,931	110,801
UniCredit SpA	3,755	50,996
United Overseas Bank, Ltd.	27	498
Westpac Banking Corp., SP ADR	5,311	101,706
		11,627,537
Beverages — 3.8%
Ambev SA, ADR	14,935	67,656
Anheuser-Busch InBev SA NV	10,027	783,289
Anheuser-Busch InBev SA NV, SP ADR	1,003	78,394
Asahi Group Holdings Ltd.	800	34,633
China Resources Beer Holdings Co. Ltd.	11,979	44,646
Coca-Cola Amatil, Ltd.	237,694	1,344,054
Compania Cervecerias Unidas SA, SP ADR	1,398	40,151
Diageo, PLC	41,017	1,588,349
Diageo, PLC, SP ADR	808	125,062
Fomento Economico Mexicano SAB de CV, SP ADR	383	34,711
Heineken Holding NV	491	47,446
Heineken NV	1,984	199,709
Kirin Holdings Co.	1,057	23,684
Pernod Ricard SA	330	56,796
Thai Beverage, PLC	1,672,000	1,006,882
		5,475,462
Biotechnology — 0.1%
CSL Ltd.	628	86,069
Genmab A/S*	184	31,756
		117,825
Building Materials — 1.7%
Cie de Saint-Gobain	862	31,022
CRH, PLC	27,245	863,516
CRH, PLC, SP ADR	1,441	45,737
Daikin Industries, Ltd.	149	16,220
Geberit AG	90	35,892
HeidelbergCement AG	617	45,399
LafargeHolcim, Ltd.*	797	39,386
Sika AG	10,075	1,360,916
TOTO Ltd.	365	13,837
		2,451,925

The accompanying notes are an integral part of the financial statements.
5

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
Chemicals — 3.2%
Air Liquide SA	14,761	$1,839,951
Akzo Nobel NV	417	37,805
Asahi Kasei Corp.	3,000	32,802
BASF SE	1,050	79,923
BASF SE, SP ADR	1,636	31,231
Covestro AG (a)	558	31,771
Croda International, PLC	22,724	1,449,794
Formosa Plastic Corp.	35,372	117,270
Fuchs Petrolub SE	14,943	608,636
Givaudan SA	18	44,989
Kansai Paint Co. Ltd.	1,360	25,070
Kuraray Co., Ltd.	8	108
LG Chem, Ltd.	190	65,861
Linde AG	18	3,991
Mexichem SAB de CV	21,787	52,983
Mitsui Chemicals, Inc.	22	537
Nippon Paint Holdings Co. Ltd.	422	16,270
Nitto Denko Corp.	500	26,780
Novozymes A/S	963	43,729
Nutrien, Ltd.	1,255	68,322
Shin-Etsu Chemical Co., Ltd.	654	54,677
		4,632,500
Coal — 0.1%
China Shenhua Energy Co. Ltd.	54,911	135,306
Commercial Services — 4.5%
Adecco Group AG	374	19,373
ALD SA (a)	46,086	664,967
Atlantia SpA	534	12,983
Bureau Veritas SA	19,478	465,206
CCR SA	7,797	29,684
China Merchants Port Holdings Co. Ltd.	20,000	42,023
Experian, PLC	2,543	66,155
IHS Markit, Ltd.*	8,280	440,247
Intertek Group, PLC	31,464	2,123,006
IWG, PLC	126,993	386,391
New Oriental Education & Tech Group Inc., SP ADR*	662	54,324
Recruit Holdings Co., Ltd.	1,992	55,846
RELX, PLC	72,966	1,674,989
RELX, PLC, SP ADR	2,764	63,710
Secom Co., Ltd.	358	30,967
TAL Education Group, ADR*	6,550	233,180
Transurban Group	6,366	56,324
		6,419,375
Computers — 0.2%
CGI, Inc.*	1,074	72,012
Check Point Software Technologies Ltd.*	332	40,603
Computershare Ltd.	3,157	38,620
Computers — (Continued)
Infosys Ltd., SP ADR	9,790	104,949
Wipro Ltd., ADR	12,830	71,848
		328,032
Cosmetics/Personal Care — 1.5%
Essity AB	1,117	31,170
Kao Corp.	1,250	94,772
LG Household & Health Care, Ltd.	167	184,742
L'Oreal SA	68	17,150
L'Oreal SA, ADR	1,120	56,515
Shiseido Co., Ltd.	626	41,405
Unicharm Corp.	1,470	46,825
Unilever NV	2,067	111,577
Unilever NV-CVA	29,662	1,606,422
		2,190,578
Distribution/Wholesale — 1.2%
Bunzl, PLC	46,017	1,447,890
Itochu Corp.	2,700	48,500
Jardine Cycle & Carriage Ltd.	974	23,955
Mitsubishi Corp.	2,281	64,411
Mitsui & Co., Ltd.	3,159	49,720
Sumitomo Corp.	15	216
Toyota Tsusho Corp.	1,400	44,604
		1,679,296
Diversified Financial Services — 2.5%
B3 SA - Brasil Bolsa Balcao	11,718	102,825
BOC Aviation Ltd. (a)	6,600	57,055
Deutsche Boerse AG	8,976	1,133,294
Hong Kong Exchange & Clearing, Ltd.	2,280	78,590
Japan Exchange Group, Inc., ADR	59,700	1,056,783
Julius Baer Gruppe	858	37,385
KB Financial Group, Inc.	2,481	97,783
KB Financial Group, Inc., ADR	1,951	76,733
London Stock Exchange Group, PLC	791	47,237
Noah Holdings, Ltd., ADR*	2,000	115,500
Old Mutual, Ltd.	11,162	18,379
ORIX Corp.	53	767
Partners Group Holding AG	66	47,686
Rathbone Brothers, PLC	22,465	686,509
Shinhan Financial Group Co., Ltd.	1,996	77,625
		3,634,151
Electric — 0.5%
AGL Energy Ltd.	1,892	28,494
Chubu Electric Power Co., Inc.	1,500	23,625
CLP Holdings, Ltd.	1,947	23,070
E.ON SE	2,520	27,717

The accompanying notes are an integral part of the financial statements.
6

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
Electric — (Continued)
Endesa SA	866	$21,815
Enel Americas SA, ADR	4,683	41,070
Enel Chile SA, ADR	11,109	57,989
Enel SpA	6,768	40,927
Engie SA, SP ADR	2,658	39,870
Fortis, Inc.	2,870	103,463
Iberdrola SA	8,686	72,671
Kansai Electric Power Co. Inc., (The)	1,500	22,460
Korea Electric Power Corp., SP ADR	2,001	30,635
Orsted A/S (a)	381	27,655
Sembcorp Industries, Ltd.	307	594
SSE, PLC	1,768	27,823
Transmissora Alianca de Energia Eletrica SA	17,752	118,200
		708,078
Electrical Components & Equipment — 0.1%
Legrand SA	942	62,124
Schneider Electric SE	698	54,239
		116,363
Electronics — 2.7%
Assa Abloy AB, Class B	76,172	1,574,343
Halma, PLC	74,997	1,547,268
Hangzhou Hikvision Digital Technology Co. Ltd.	21,800	112,570
Han's Laser Technology Industry Group Co. Ltd.	26,300	156,515
Hirose Electric Co., Ltd.	127	13,087
Hon Hai Precision*	118,848	279,605
Hoya Corp.	670	40,962
Kyocera Corp.	900	49,728
LG Display Co., Ltd., ADR	3,996	37,762
Murata Manufacturing Co., Ltd.	373	58,183
Nidec Corp.	339	41,114
		3,911,137
Energy-Alternate Sources — 0.0%
Vestas Wind System	229	19,079
Engineering & Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	976	43,240
Bouygues SA	663	25,057
Grupo Aeroportuario del Centro Norte SAB de CV	11,804	67,268
Grupo Aeroportuario del Sureste SAB de CV, ADR	102	17,267
Kajima Corp.	921	13,648
LendLease Group	2,252	20,583
Shimizu Corp.	3,000	26,391
Sydney Airport	8,427	43,060
Engineering & Construction — (Continued)
Taisei Corp.	1,000	47,262
Vinci SA	597	56,978
		360,754
Entertainment — 0.0%
Oriental Land Co., Ltd.	313	34,420
Food — 3.3%
Aeon Co., Ltd.	2,176	45,912
BIM Birlesik Magazalar AS	3,392	54,455
Carrefour SA	1,204	24,635
China Mengniu Dairy Co. Ltd.*	38,792	119,796
Danone SA, SP ADR	4,155	62,824
Foshan Haitian Flavouring & Food Co. Ltd.	6,940	79,612
Glanbia, PLC	65,847	1,335,425
ICA Gruppen AB	486	18,675
J Sainsbury PLC	6,358	19,320
Kerry Group, PLC, Class A	6,113	628,810
Koninklijke Ahold Delhaize NV	696	17,937
Meiji Holdings Co., Ltd.	300	23,786
Nestle SA, SP ADR	3,671	331,601
Orion Corp.	655	64,878
Seven & i Holdings Co., Ltd.	39,769	1,750,299
Tesco, PLC	12,787	38,369
Wm Morrison Supermarkets PLC	13,967	42,669
X5 Retail Group NV, GDR	4,785	121,061
		4,780,064
Food Service — 0.0%
Compass Group, PLC	2,179	48,123
Forest Products & Paper — 0.0%
Smurfit Kappa Group PLC, ADR	736	20,950
Suzano Papel e Celulose SA, SP ADR	876	22,303
UPM-Kymmene Corp.	1,590	47,945
		91,198
Gas — 0.1%
Beijing Enterprises Holdings Ltd.	7,500	44,019
China Gas Holdings, Ltd.	2,999	9,857
ENN Energy Holdings, Ltd.	2,000	20,639
Hong Kong & China Gas Co., Ltd.	18,000	41,666
National Grid, PLC, SP ADR	793	44,805
Snam SpA	9,397	46,386
		207,372
Hand/Machine Tools — 0.2%
Sandvik AB	3,286	53,861
Schindler Holding AG	216	47,852
Techtronic Industrials Co., Ltd.	24,869	166,131
		267,844

The accompanying notes are an integral part of the financial statements.
7

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
Healthcare-Products — 0.3%
Abbott Laboratories	1,296	$100,596
Coloplast A/S	327	32,611
Essilor International Cie Generale d'Opitque SA	384	46,473
Hengan International Group Co. Ltd.	3,000	24,245
Koninklijke Philips NV	1,114	44,237
Lifco AB	1,085	44,420
Lonza Group AG*	182	50,543
Olympus Corp.*	1,000	44,407
Sysmex Corp.	400	24,189
Terumo Corp.	681	41,831
		453,552
Healthcare-Services — 0.9%
Aier Eye Hospital Group Co. Ltd.	33,376	160,671
Fresenius Medical Care AG & Co., KGaA	12,484	975,995
Fresenius Medical Care AG & Co., KGaA, ADR	1,104	43,144
Fresenius SE & Co., KGaA	707	39,721
Sonic Healthcare Ltd.	2,543	43,563
		1,263,094
Holding Companies-Diversification — 0.1%
CK Hutchison Holdings, Ltd.	6,000	63,840
Jardine Matheson Holdings, Ltd., ADR	237	16,403
Jardine Matheson Holdings, Ltd.	293	20,067
Jardine Strategic Holdings Ltd.	1,000	39,391
Keppel Corp., Ltd.	9,000	40,936
Swire Pacific, Ltd., Class A	2,443	29,063
		209,700
Home Builders — 0.7%
Daiwa House Industry Co., Ltd.	730	22,608
Persimmon, PLC	835	26,970
Sekisui Chemical Co., Ltd.	63,200	994,283
		1,043,861
Home Furnishings — 0.1%
Electrolux AB	972	25,407
Panasonic Corp.	20	185
Sony Corp., SP ADR	1,709	82,015
		107,607
Household Products/Wares — 1.0%
Reckitt Benckiser Group PLC	8,179	624,665
Reckitt Benckiser Group, SP ADR	5,160	79,516
Societe BIC SA	7,678	726,021
		1,430,202
Insurance — 7.0%
AIA Group, Ltd.	98,276	980,827
AIA Group, Ltd., SP ADR	3,872	154,067
Insurance — (Continued)
Allianz SE, SP ADR	4,090	90,737
Aon, PLC	16,800	2,881,704
Assic Generali SpA	2,795	49,837
Aviva, PLC	4,276	23,969
AXA SA	709	17,953
AXA SA, SP ADR	764	19,322
Cathay Financials Holdings Co., Ltd.	88,645	130,134
China Life Insurance Co., Ltd., ADR	4,936	67,722
China Pacific Insurance Group Co., Ltd.	12,200	45,902
Hannover Rueck SE	286	42,616
Japan Post Holdings Co., Ltd.	1,215	14,769
Lancashire Holdings, Ltd.	204,889	1,799,190
Legal & General Group PLC	24,158	89,895
Manulife Finanical Corp.	2,746	46,352
MS&AD Insurance Group Holdings, Inc.	800	24,083
Muenchener Rueckversicherungs-Gesellschaft AG	293	69,006
NN Group NV	245	10,664
Ping An Insurance Group Co., of China Ltd.	61,250	647,495
Prudential, PLC, ADR	1,304	55,029
QBE Insurance Group Ltd., SP ADR	4,276	37,757
Sampo, PLC	26,396	1,269,906
Samsung Fire & Marine Insurance Co. Ltd.	454	121,704
SCOR SE	784	35,273
Sompo Holdings, Inc.	1,000	37,415
Sun Life Financial, Inc.	693	26,195
Suncorp Group, Ltd.	6,125	58,910
Swiss Life Holding AG	124	53,959
Swiss Re AG	569	56,246
Tokio Marine Holdings, Inc.	1,150	56,212
Topdanmark AS	18,624	918,450
Zurich Insurance Group AG	143	47,174
		9,980,474
Internet — 3.0%
Alibaba Group Holdings, Ltd., SP ADR*	6,513	1,192,074
Baidu, Inc., SP ADR*	373	60,627
Ctrip.com International, Ltd., ADR*	1,543	52,663
JD.com, Inc., ADR*	2,393	66,310
LINE Corp.*	99	3,622
MakeMyTrip Ltd.*	3,286	92,764
Mercadolibre, Inc.*	414	189,939

The accompanying notes are an integral part of the financial statements.
8

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
Internet — (Continued)
Naspers, Ltd., SP ADR	465	$20,134
Naver Corp.	160	18,905
SINA Corp.*	861	58,006
Tencent Holdings, Ltd.	48,055	2,057,871
Tencent Holdings, Ltd., ADR	7,294	312,256
Weibo Corp., SP ADR*	631	45,590
Yandex NV*	3,007	103,441
		4,274,202
Investment Companies — 3.0%
Groupe Bruxelles Lambert SA	25,190	2,421,778
Kinnevik AB	849	21,485
Melrose Industries, PLC	776,894	1,791,243
		4,234,506
Iron/Steel — 0.1%
ArcelorMittal	2,047	46,774
Nippon Steel & Sumitomo Metal Corp.	568	10,244
Posco, SP ADR	1,248	72,759
Vale SA, SP ADR	4,565	56,971
		186,748
Leisure Time — 0.0%
Shimano, Inc.	236	35,897
Lodging — 1.2%
City Developments Ltd.	2,005	13,201
Galaxy Entertainment Group Ltd.	54,472	386,297
InterContinental Hotels Group PLC	19,356	1,157,398
Melco Resorts & Entertainment Ltd., ADR	988	22,763
NagaCorp Ltd.	63,769	90,142
Sands China, Ltd.	8,636	43,076
Whitbread PLC, SP ADR	964	15,670
Whitbread, PLC	139	8,950
		1,737,497
Machinery-Construction & Mining — 0.2%
ABB Ltd., SP ADR	2,320	45,727
Atlas Copco AB	1,701	46,102
Hitachi Ltd.	901	27,084
Komatsu, Ltd.	1,700	41,742
Mitsubishi Electical Corp.	3,000	37,613
Mitsubishi Heavy Industries, Ltd.	948	38,660
		236,928
Machinery-Diversified — 2.4%
Amada Co., Ltd.	58,400	614,847
Fanuc Corp., ADR	3,060	50,612
GEA Group AG	32,946	788,093
Keyence Corp.	100	58,476
KION Group AG	316	17,981
Kone Corp., Class B	15,637	764,001
Machinery-Diversified — (Continued)
SMC Corp.	110	38,481
Spirax-Sarco Engineering, PLC	13,436	1,186,809
		3,519,300
Media — 1.9%
Informa, PLC	5,071	47,422
Liberty Media Corp-Liberty Formula One*	5,024	156,347
MultiChoice Group, Ltd.*(a)	93	0
ProSiebenSat.1 Media SE	1,155	21,017
Shaw Communications, Inc.	3,088	63,736
Sky, PLC(a)	4,730	108,377
Tencent Music Entertainment Group, ADR*	8,382	151,044
Thomson Reuters Corp.	976	53,104
Vivendi SA	1,715	50,082
Wolters Kluwer	31,765	2,093,201
		2,744,330
Mining — 0.6%
Alrosa PJSC	30,874	44,494
Anglo American Platinum Ltd.	2,212	120,555
Anglo American, PLC	1,881	49,887
AngloGold Ashanti, Ltd., SP ADR	2,021	28,638
Barrick Gold Corp.	6,196	78,317
BHP Billiton Ltd., SP ADR	2,130	112,677
Glencore, PLC	18,799	75,741
Newcrest Mining Ltd.	1,769	30,422
Rio Tinto, PLC, SP ADR	1,536	89,395
South32 Ltd.	8,340	23,314
Southern Copper Corp.	731	26,031
Sumitomo Metal Mining Co. Ltd.	1,000	29,318
Teck Resources, Ltd., Class B	1,067	23,943
Vedanta, Ltd., ADR	8,503	81,629
		814,361
Miscellaneous Manufacturing — 1.5%
CRRC Corp. Ltd.	133,883	140,502
Smiths Group, PLC	94,103	1,787,223
Sunny Optical Technology Group Co. Ltd.	13,695	162,233
Toshiba Corp.	1,047	32,808
		2,122,766
Office & Business Equipment — 0.0%
Canon, Inc., SP ADR	2,272	65,434
Oil & Gas — 4.4%
BP, PLC, SP ADR	3,333	142,152
Canadian Natural Resources, Ltd.	2,143	60,861
Cenovus Energy, Inc.	2,381	21,810
CNOOC, Ltd.	56,336	97,844
CNOOC, Ltd., SP ADR	167	29,010

The accompanying notes are an integral part of the financial statements.
9

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
Oil & Gas — (Continued)
DCC, PLC	36,120	$3,125,187
Ecopetrol SA, SP ADR	3,252	65,820
Encana Corp.	270	1,957
Eni SpA	33,119	571,166
Eni SpA, SP ADR	3,209	110,871
Equinor ASA, SP ADR	2,936	65,943
Galp Energia SGPS SA	1,278	20,953
Idemitsu Kosan Co. Ltd.	25	888
Inpex Corp.	2,538	24,618
JXTG Holdings, Inc.	6,600	30,833
Lukoil , PJSC, SP ADR	3,751	313,396
Novatek PJSC, SP GDR	1,731	283,806
Petroleo Brasileiro, SP ADR	21,808	342,822
Reliance Industries, Ltd., SP GDR (a)	7,515	260,138
Royal Dutch Shell, PLC, Class A, SP ADR	4,770	296,742
Showa Shell Sekiyu KK	1,300	19,507
Suncor Energy, Inc.	5,173	178,262
Total SA, SP ADR	3,408	193,949
Ultrapar Participacoes SA, SP ADR	1,854	26,123
Woodside Petroleum, Ltd.	2,311	59,223
		6,343,881
Packaging & Containers — 0.0%
Amcor Ltd.	4,109	43,847
Pharmaceuticals — 7.7%
Alfresa Holdings Corp.	66,800	1,937,455
Astellas Pharma, Inc.	2,800	43,413
AstraZeneca, PLC, SP ADR	3,070	127,651
Bayer AG	5,286	422,304
Bayer AG, SP ADR*	4,876	97,959
Celltrion, Inc.*	215	39,039
Chugai Pharmaceutical Co. Ltd.	700	47,647
Daiichi Sankyo Co., Ltd.	916	34,318
Dr. Reddy's Laboratories, Ltd., ADR	1,755	66,128
Eisai Co Ltd., SP ADR	193	15,930
Eisai Co., Ltd.	192	15,868
Glaxosmithkline, PLC	61,290	1,221,553
Glaxosmithkline, PLC, SP ADR	3,248	131,089
Kobayashi Pharmaceutical Co. Ltd.	471	38,096
Merck KGaA	371	38,338
Novartis AG	18,529	1,688,622
Novartis AG, SP ADR	17,277	1,576,181
Novo-Nordisk AS, SP ADR	2,422	118,557
Ono Pharmaceutical Co. Ltd.	1,100	22,622
Otsuka Holdings Co., Ltd., ADR	1,630	33,986
Roche Holdings AG	3,793	1,052,650
Roche Holdings AG, SP ADR	6,776	234,788
Pharmaceuticals — (Continued)
Sanofi	18,565	1,548,124
Sanofi, ADR	1,006	41,850
Santen Pharmaceutical Co. Ltd.	1,300	20,315
Shionogi & Co., Ltd.	727	46,520
Takeda Pharmaceutical Co., Ltd., SP ADR	3,840	77,030
Teva Pharmaceutical Industries, Ltd., SP ADR*	1,126	18,951
UCB SA	423	35,439
Wuxi Biologics Cayman, Inc. *(a)	10,238	97,235
		10,889,658
Pipelines — 0.1%
Enbridge, Inc.	2,943	108,861
TransCanada Corp.	1,622	72,536
		181,397
Private Equity — 0.1%
3i Group, PLC	3,463	43,488
Macquarie Korea Infrastructure Fund	9,354	83,002
		126,490
Real Estate — 1.3%
CapitaLand, Ltd.	5,654	14,282
China Evergrande Group	111	342
China Overseas Land & Investment, Ltd.	13,605	50,123
China Resources Land Ltd.	1,714	6,394
CK Asset Holdings Ltd.	5,138	42,630
Country Garden Holdings Co. Ltd.	31,000	40,780
Daito Trust Construction Co., Ltd.	200	27,717
Deutsche Wohnen SE	822	38,254
Great Eagle Holdings, Ltd.	193,662	960,076
Hongkong Land Holdings Ltd.	4,677	33,546
Mitsubishi Estate Co., Ltd.	2,000	34,357
Mitsui Fudosan Co., Ltd.	2,000	47,462
REA Group Ltd.	633	36,724
Shanghai Industrial Holdings Ltd.	20,000	44,849
SM Prime Holdings, Inc.	156,520	115,937
Sumitomo Realty & Development Co. Ltd.	1,000	37,430
Sun Hung Kai Properties Ltd.	472	7,826
Sunac China Holdings Ltd.	32,076	133,964
Swiss Prime Site AG	474	39,957
UOL Group, Ltd.	8,000	39,182
Vonovia SE	1,036	50,144
Wharf Real Estate Investment Co. Ltd.	3,319	23,303
Wheelock & Co., Ltd.	4,000	27,106
		1,852,385

The accompanying notes are an integral part of the financial statements.
10

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
REITS — 1.1%
Dexus	2,676	$22,842
Fonciere Des Regions	362	36,646
Gecina SA	198	29,321
Goodman Group	6,677	60,732
Klepierre SA	900	31,397
Land Securities Group PLC	2,885	34,454
Link	4,903	55,459
Merlin Properties Socimi SA	94,010	1,217,765
Segro, PLC	5,434	47,658
Unibail-Rodamco-Westfield*	3,660	29,258
		1,565,532
Retail — 2.8%
Ace Hardware Indonesia Tbk PT	1,009,659	125,941
ANTA Sports Products Ltd.	561	3,289
Bidvest Group, Ltd., (The)	2,077	30,625
BK Brasil Operacao e Assessoria a Restaurantes SA*	25,961	153,299
Cie Financiere Richemont SA	706	53,939
Clicks Group, Ltd.	6,222	79,756
CP ALL PCL, NVDR	140,625	346,648
Fast Retailing Co., Ltd.	47	22,107
Industria de Diseno Textil SA	1,252	37,793
Koninklijke Ahold Delhaize NV, SP ADR	1,310	33,667
Lawson, Inc.	500	30,275
Lojas Renner SA	14,722	169,359
Mr. Price Group, Ltd.	7,207	110,260
Nitori Holdings Co., Ltd.	3	375
Swatch Group AG, (The)	4,351	1,284,808
Tsuruha Holdings	13,400	1,189,628
USS Co. Ltd.	2,140	39,047
Wal-Mart de Mexico SAB de CV	100,394	259,818
Wal-Mart de Mexico SAB de CV, SP ADR	2,313	60,231
Yum China Holdings, Inc.	1,134	47,310
		4,078,175
Semiconductors — 2.4%
ASE Technology Holding Co., Ltd. ADR*	6,033	24,313
ASM Pacific Technology Ltd.	9	95
ASML Holding NV	415	75,891
Infineon Technologies AG, ADR	1,717	37,808
Infineon Technologies AG	1,224	26,900
Mediatek, Inc.	10,000	90,417
NXP Semiconductors NV	544	49,678
Rohm Co. Ltd.	40	2,532
Samsung Electronic Co., Ltd.	19,114	764,977
Samsung Electronic Co., Ltd., GDR	433	431,636
SK Hynix, Inc.	2,655	164,954
SUMCO Corp.	34	434
Semiconductors — (Continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	107,000	821,088
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	21,288	831,296
Tokyo Electron, Ltd.	400	54,682
United Microelectronics Corp., SP ADR	16,362	30,270
		3,406,971
Software — 1.6%
Amadeus IT Holdings SA	11,221	844,069
CD Projekt SA*	3,783	190,043
Linx SA	15,424	117,852
NetEase, Inc., ADR	58	12,947
Nexon Co. Ltd.*	2,300	36,676
Open Text Corp.	1,373	52,064
Playtech, PLC	170,136	950,673
SAP SE, SP ADR	1,120	119,986
		2,324,310
Telecommunications — 5.0%
America Movil SAB de CV, SP ADR, Class L	1,689	24,288
Belgacom SA	23,680	625,016
BT Group, PLC, SP ADR	2,267	32,758
China Mobile, Ltd.	99,000	1,045,685
China Mobile, Ltd., SP ADR	2,029	106,908
China Telecom Corp. Ltd.	284,172	153,808
Chunghwa Telecom Co., Ltd., SP ADR	3,304	115,045
Deutsche Telekom AG	1,666	27,463
Elisa OYJ	619	25,973
GDS Holdings Ltd., ADR*	2,511	83,541
Hellenic Telecommunications Organization SA	6,309	80,008
KDDI Corp.	64,047	1,547,996
Millicom International Cellular SA, SDR	318	19,139
MTN Group, Ltd.	4,952	29,293
Nice Sys Ltd., SP ADR*	136	16,006
Nippon Telegraph & Telephone Corp.	500	21,611
Nippon Telegraph & Telephone Corp. ADR	492	21,331
Nokia OYJ, SP ADR	7,532	45,870
NTT DOCOMO, Inc.	703	16,366
Orange SA, SP ADR	3,273	49,880
Rogers Communications, Inc., Class B	1,494	82,618
Samsung SDI Co. Ltd.	727	153,255
SES SA	932	18,722

The accompanying notes are an integral part of the financial statements.
11

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
Telecommunications — (Continued)
Singapore Telecommunications Ltd.	16,000	$35,633
SK Telecom Ltd., SP ADR	965	24,704
Softbank Group Corp., ADR	2,136	99,132
Swisscom AG	80	37,010
Tele2 AB	1,551	20,386
Telefonaktiebolaget LM Ericsson	177,816	1,620,836
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	22,630
Telefonica SA, SP ADR	7,554	65,342
Telekomunikasi Indonesia Persero Tbk PT	626,088	171,881
Telekomunikasi Indonesia Persero Tbk PT, SP ADR	663	18,285
Telenor ASA	1,910	37,248
Tim Participacoes SA, ADR*	1,155	18,226
Turkcell Iletisim Hizmetleri AS, ADR	6,775	44,715
Vodafone Group, PLC	297,746	530,389
		7,088,997
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	500	21,293
Nintendo, Ltd., ADR	912	31,236
		52,529
Transportation — 0.3%
AP Moller-Maersk, Class B	30	40,361
Canadian National Railway Co.	910	78,151
Canadian Pacific Railway, Ltd.	211	43,567
Central Japan Railway Co.	252	56,550
Deutsche Post AG	1,395	43,266
DSV AS	413	34,352
East Japan Railway Co.	91	8,717
Hankyu Hanshin Holdings, Inc.	1,000	36,303
Rumo SA*	26,627	137,737
West Japan Railway Co.	283	21,324
		500,328
Water — 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,713	17,815
United Utilities Group, PLC	92,665	1,032,625
		1,050,440
TOTAL COMMON STOCKS (Cost =$130,490,819)		128,450,634

EXCHANGE TRADED FUNDS — 0.7%

Diversified Financial Services — 0.2%
Ishares MSCI India ETF	9,438	308,528
Other Investment Pools and Funds — 0.5%
Invesco India Exchange-Traded Fund Trust	23,070	546,759
iShares MSCI South Korea ETF	1,533	96,533
		643,292
TOTAL EXCHANGE TRADED FUNDS (Cost $1,012,643)		951,820

PREFERRED STOCKS — 2.2%

Auto Manufacturers — 0.2%
Bayerische Motoren Werke AG, 6.267%	3,708	274,173
Banks — 0.3%
Banco Bradesco SA, ADR, 2.513%	16,622	190,821
Bancolombia SA, SP ADR, 2.779%	463	22,381
Itau Unibanco Holdings, SP ADR, 6.696%	21,468	201,799
		415,001
Chemicals — 0.5%
Fuchs Petrolub SE, 2.338%	14,884	664,571
Cosmetics/Personal Care — 0.6%
LG Household & Health Care, Ltd., 1.242%	1,274	847,986
Food — 0.1%
Cia Brasileira de Distribuicao, SP ADR, 1.436%	881	21,761
Cia Brasileira de Distribuicao, 1.455%	5,900	146,284
		168,045
Semiconductors — 0.5%
Samsung Electronic Co., Ltd., 3.936%	21,666	692,699
Telecommunications — 0.0%
Telefonica Brasil SA, ADR, 8.154%	1,630	20,342

TOTAL PREFERRED STOCKS (Cost $3,319,023)		3,082,817

The accompanying notes are an integral part of the financial statements.
12

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Concluded)

FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 12.2%
First American Government Obligations Fund Class X, 2.33% (b)	17,538,845	$17,538,845
TOTAL SHORT-TERM INVESTMENTS (Cost $17,538,845)		17,538,845
TOTAL INVESTMENTS — 104.2% (Cost $152,361,330)		150,024,116
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(6,005,023)
NET ASSETS — 100.0%		$144,019,093

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of February 28, 2019, total market value of Rule 144A securities is $1,594,846 and represents 1.11% of net assets.

(b)	Seven-day yield as of February 28, 2019.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SDR	Special Drawing Rights

SP ADR	Sponsored ADR

SP GDR	Sponsored GDR

The accompanying notes are an integral part of the financial statements.
13

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

FEBRUARY 28, 2019 (Unaudited)

ASSETS
Investments, at value (cost $134,822,485)	$132,485,271
Short-term investments, at value (cost $17,538,845)	17,538,845
Foreign currency at value (cost $21,480)	25,672
Receivables for:
Investments sold	3,253,628
Dividends	354,873
Capital shares sold	340,816
Total assets	153,999,105

LIABILITIES
Payables for:
Investments purchased	9,838,191
Investment sub-advisory fees	52,388
Other accrued expenses and liabilities	89,433
Total liabilities	9,980,012
Net assets	$144,019,093

NET ASSETS CONSIST OF:
Par value	$15,535
Paid-in capital	158,267,369
Total distributable earnings/(loss)	(14,263,811)
Net assets	$144,019,093

CAPITAL SHARES:
Net Assets	$144,019,093
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	15,535,092
Net asset value, offering and redemption price per share	$9.27

The accompanying notes are an integral part of the financial statements.
14

AQUARIUS INTERNATIONAL FUND

Statement of Operations

For the Six Months Ended FEBRUARY 28, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $83,730)	$1,334,796
Total investment income	1,334,796

EXPENSES
Sub-advisory fees (Note 2)	350,231
Custodian fees (Note 2)	248,806
Administration and accounting services fees (Note 2)	75,015
Registration and filing fees	35,051
Audit fees	17,769
Transfer agent fees (Note 2)	9,986
Printing and shareholder reporting fees	1,567
Legal fees	414
Other expenses	25,999
Total expenses	764,838
Net investment income/(loss)	569,958

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions	(7,395,969)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(1,152,477)
Net realized and unrealized gain/(loss) on investments	(8,548,446)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,978,488)

The accompanying notes are an integral part of the financial statements.
15

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Period Ended August 31, 2018*(1)
INCREASE/(DECREASE) IN NET ASSETS FORM OPERATIONS
Net investment income/(loss)	$569,958	$1,123,114
Net realized gain/(loss) from investments and foreign currency transactions	(7,395,969)	(4,920,143)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(1,152,477)	(1,180,545)
Net increase/(decrease) in net assets resulting from operations	(7,978,488)	(4,977,574)

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,307,749)	—
Net decrease in net assets from dividends and distributions to shareholders	(1,307,749)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	129,949,083	182,733,411
Reinvestment of distributions	1,153,300	—
Shares redeemed	(154,764,793)	(788,097)
Net increase/(decrease) in net assets resulting from capital share transactions	(23,662,410)	181,945,314
Total increase/(decrease) in net assets	$(32,948,647)	176,967,740

NET ASSETS:
Beginning of period	$176,967,740	—
End of period	$144,019,093	$176,967,740

SHARE TRANSACTIONS:
Shares sold	14,507,278	18,491,161
Shares reinvested	133,638	—
Shares redeemed	(17,516,361)	(80,624)
Net increase/(decrease) in shares	(2,875,445)	18,410,537

*	Inception date of the Fund was April 17, 2018.

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Undistributed/(accumulated) net investment income/(loss) as of August 31, 2018 was $885,063.

The accompanying notes are an integral part of the financial statements.
16

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Period April 17, 2018(1) to August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$9.61		$10.00
Net investment income/(loss)(2)	0.03		0.08
Net realized and unrealized gain/(loss) from investments	(0.24)		(0.47)
Net increase/(decrease) in net assets resulting from operations	(0.21)		(0.39)
Dividends and distributions to shareholders from:
Net investment income	(0.13)		—
Total dividends and distributions to shareholders	(0.13)		—
Net asset value, end of period	$9.27		$9.61
Total investment return/(loss)(3)	(2.12	)%(4)	(3.90	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000's)	$144,019		$176,968
Ratio of expenses to average net assets	0.96	%(5)	0.80	%(5)
Ratio of net investment income/(loss) to average net assets	0.72	%(5)	2.21	%(5)
Portfolio turnover rate	45	%(4)	36	%(4)

(1)	Commencement of operations.

(2)	Calculated based on average shares outstanding for the period.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
17

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2019, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

18

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (Unaudited)

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$128,450,634	$26,118,479	$102,332,155	$—
Exchange Traded Funds	951,820	951,820	—	—
Preferred Stocks	3,082,817	603,389	2,479,428	—
Short-Term Investments	17,538,845	17,538,845	—	—
Total Investments*	$150,024,116	$45,212,533	$104,811,583	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (Unaudited)

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Mawer Investment Management, Ltd. and Setanta Asset Management Limited each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s average daily net assets, (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $350,231, or the rate of 0.44%.

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (Unaudited)

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$62,144,429	$79,845,413

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

21

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (Unaudited)

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$176,848,506	$4,626,864	$(7,520,173)	$(2,893,309)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2018, primarily attributable to foreign currency and an adjustment for sale of a Passive Foreign Investment Company, were reclassified among the following accounts:

UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID-IN CAPITAL
$(238,051)	$238,051	$—

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$929,577	$—	$(3,890,215)	$(2,893,309)	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal period ended August 31, 2018, were as follows:

ORDINARY INCOME	LONG-TERM GAINS	TOTAL
$—	$—	$—

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2018, the Fund had capital loss carryforwards of $3,890,215.

22

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2019 (Unaudited)

6. NEW ACCOUNTING PRONOUNCEMENTS and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

23

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q or successor form. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov.

24

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQU-SAR19

Bogle Investment
Management

Small Cap
Growth Fund

of THE RBB FUND, INC.

Semi-Annual Report
February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-877-264-5346.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-877-264-5346 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Bogle Investment Management
Small Cap Growth Fund

Performance Data

February 28, 2019 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2019
	Six Months(1)	One Year	Five Year	Ten Year	Since Inception(2)
Bogle Investment Management Small Cap Growth Fund	-12.42%	-1.08%	5.08%	18.15%	10.75%
Russell 2000® Index	-8.86%	5.58%	7.36%	16.60%	8.38%

(1)	Not annualized.

(2)	For the period October 1, 1999 (commencement of operations) through February 28, 2019.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at 1-877-264-5346. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers in effect and would have been less in their absence. The total annual Fund operating expense ratio, as stated in the current prospectus dated December 31, 2018, is 1.30% for the Fund prior to fee waivers.

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) waived a portion of its advisory fee and agreed to reimburse a portion of the Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions.

1

Bogle Investment Management
Small Cap Growth Fund

Fund Expense Example

February 28, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual	$1,000.00	$ 875.80	$5.81	1.25%	-12.42%
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26	1.25%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

Bogle Investment Management
Small Cap Growth Fund

Portfolio Holdings Summary Table

February 28, 2019 (Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Finance	22.4%	$17,210,710
Health Technology	13.0	10,040,818
Electronic Technology	9.6	7,344,467
Producer Manufacturing	8.6	6,616,892
Technology Services	8.1	6,244,253
Consumer Services	7.3	5,651,962
Industrial Services	4.0	3,116,966
Process Industries	3.9	2,989,020
Commercial Services	3.4	2,658,253
Consumer Non-Durables	3.4	2,612,617
Retail Trade	3.3	2,530,921
Energy Minerals	2.8	2,138,533
Distribution Services	2.1	1,617,015
Non-Energy Minerals	1.6	1,271,281
Utilities	1.3	1,025,888
Health Services	1.1	876,864
Consumer Durables	0.9	713,127
Transportation	0.8	609,194
Communications	0.7	523,019
SHORT-TERM INVESTMENTS	1.8	1,379,933
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(90,832)
NET ASSETS	100.0%	$77,080,901

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS—98.3%
COMMERCIAL SERVICES—3.4%
Bandwidth, Inc. Class A*	17,228	$959,944
Conduent, Inc.*	8,211	120,045
FTI Consulting, Inc.*	3,375	250,290
Insperity, Inc.	5,248	662,665
QuinStreet, Inc.*	49,687	665,309
		2,658,253
COMMUNICATIONS—0.7%
ATN International, Inc.	9,318	523,019

CONSUMER DURABLES—0.9%
Taylor Morrison Home Corp., Class A*	42,524	713,127

CONSUMER NON-DURABLES—3.4%
Inter Parfums, Inc.	9,277	684,364
PVH Corp.	5,686	652,980
Skechers U.S.A., Inc., Class A*	20,022	673,340
USANA Health Sciences, Inc.*	6,111	601,933
		2,612,617
CONSUMER SERVICES—7.3%
Care.com, Inc.*	28,709	723,180
Everi Holdings, Inc.*	34,695	266,805
Grupo Televisa SAB, SP ADR	40,489	472,912
Habit Restaurants, Inc. (The), Class A*	15,427	173,862
Houghton Mifflin Harcourt Co.*	88,084	696,744
K12, Inc.*	29,804	954,920
Liberty Expedia Holdings, Inc., Class A*	79	3,500
Liberty TripAdvisor Holdings, Inc., Class A*	42,270	637,854
Penn National Gaming, Inc.*	21,982	546,253
Sinclair Broadcast Group, Inc., Class A	20,248	730,953
Weight Watchers International, Inc.*	21,996	444,979
		5,651,962
DISTRIBUTION SERVICES—2.1%
Core-Mark Holding Co, Inc.	26,045	820,678
World Fuel Services Corp.	28,759	796,337
		1,617,015
ELECTRONIC TECHNOLOGY—9.6%
Acacia Communications, Inc.*	12,674	676,158
American Outdoor Brands Corp.*	42,166	529,183
Ciena Corp.*	16,305	695,571
ESCO Technologies, Inc.	3,348	231,648
Extreme Networks, Inc.*	60,930	500,845
Infinera Corp.*	108,720	555,559
Juniper Networks, Inc.	20,347	550,997
Lattice Semiconductor Corp.*	43,932	518,398
Mellanox Technologies Ltd.*	7,400	795,056
NeoPhotonics Corp.*	80,799	646,392
Radware Ltd.*	32,975	828,002
Tower Semiconductor Ltd.*	45,547	816,658
		7,344,467
ENERGY MINERALS—2.8%
CONSOL Energy, Inc.*	19,758	749,816
Contura Energy, Inc.*	11,413	703,041
CVR Energy, Inc.	1,188	48,161
Peabody Energy Corp.	20,665	637,515
		2,138,533
FINANCE—22.4%
American Equity Investment Life Holding Co.	3,297	104,350
American Financial Group, Inc.	4,811	479,464
Argo Group International Holdings Ltd.	3,943	274,078
Assured Guaranty Ltd.	15,962	666,573
Athene Holding Ltd., Class A*	11,800	525,690
BrightSphere Investment Group PLC	47,347	669,960
CNO Financial Group, Inc.	28,509	485,508
Customers Bancorp, Inc.*	32,395	692,929
East West Bancorp, Inc.	11,472	626,486
eHealth, Inc.*	11,343	605,830
Employers Holdings, Inc.	17,869	744,422
Erie Indemnity Co., Class A	3,271	582,958
Essent Group Ltd.*	16,649	718,238
Evercore, Inc., Class A	1,559	143,584
Herc Holdings, Inc.*	24,148	1,062,512
INTL FCStone, Inc.*	10,187	443,134
Investors Bancorp, Inc.	14,100	177,237
McGrath RentCorp	13,976	836,324
Meta Financial Group, Inc.	30,831	719,904
National General Holdings Corp.	26,242	677,306
Newmark Group, Inc., Class A	7,579	70,182
NMI Holdings, Inc., Class A*	12,636	305,159
On Deck Capital, Inc.*	120,163	737,801
OneMain Holdings, Inc.*	25,995	857,835
PennyMac Financial Services, Inc.	27,713	646,267

The accompanying notes are an integral part of the financial statements.
4

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
FINANCE—(continued)
Radian Group, Inc.	41,797	$850,987
Texas Capital Bancshares, Inc.*	11,278	688,296
Third Point Reinsurance Ltd.*	49,290	526,910
Universal Insurance Holdings, Inc.	15,174	592,393
Walker & Dunlop, Inc.	12,516	698,393
		17,210,710
HEALTH SERVICES—1.1%
Invitae Corp.*	9,297	187,056
Tivity Health, Inc.*	32,234	689,808
		876,864
HEALTH TECHNOLOGY—13.0%
Amarin Corp PLC, ADR*	8,442	172,808
Assertio Therapeutics, Inc.*	80,243	332,206
Bruker Corp.	16,777	641,049
CareDx, Inc.*	7,201	224,095
Cutera, Inc.*	39,977	684,406
Fluidigm Corp.*	34,537	381,979
Genomic Health, Inc.*	8,626	655,317
Jazz Pharmaceuticals PLC*	4,256	595,968
Meridian Bioscience, Inc.	43,252	738,312
NanoString Technologies, Inc.*	32,146	818,759
Natera, Inc.*	18,209	288,431
Nevro Corp.*	10,537	485,440
NewLink Genetics Corp.*	15,742	26,604
Ophthotech Corp.*	11,071	15,721
OraSure Technologies, Inc.*	67,063	720,927
Pacira Pharmaceuticals, Inc.*	17,403	716,656
Puma Biotechnology, Inc.*	25,569	711,074
QIAGEN NV*	14,882	571,915
Surmodics, Inc.*	9,295	542,363
Veracyte, Inc.*	35,467	716,788
		10,040,818
INDUSTRIAL SERVICES—4.0%
Advanced Disposal Services, Inc.*	26,828	711,478
Basic Energy Services, Inc.*	16,115	77,836
EMCOR Group, Inc.	10,168	733,418
Exponent, Inc.	5,241	296,798
Fluor Corp.	17,391	653,902
Tetra Tech, Inc.	10,722	643,534
		3,116,966
NON-ENERGY MINERALS—1.6%
Arconic, Inc.	30,884	571,045
Materion Corp.	12,119	700,236
		1,271,281
PROCESS INDUSTRIES—3.9%
Albany International Corp., Class A	2,930	227,221
Braskem SA, SP ADR	23,742	684,482
Cosan Ltd., Class A	70,640	810,947
Renewable Energy Group, Inc.*	31,628	840,356
Resolute Forest Products, Inc.	24,321	198,460
Venator Materials PLC*	38,634	227,554
		2,989,020
PRODUCER MANUFACTURING—8.6%
Canadian Solar, Inc.*	35,588	877,600
Crane Co.	7,600	642,732
Herman Miller, Inc.	201	7,373
Integer Holdings Corp.*	11,892	1,081,696
Mueller Industries, Inc.	19,615	648,276
NCI Building Systems, Inc.*	89,044	625,089
SPX FLOW, Inc.*	19,474	672,243
Tupperware Brands Corp.	24,397	734,594
Watts Water Technologies, Inc., Class A	8,121	654,065
Woodward, Inc.	6,988	673,224
		6,616,892
RETAIL TRADE—3.3%
Casey's General Stores, Inc.	4,800	646,752
Cia Brasileira de Distribuicao Class A, SP ADR	25,719	635,259
Conn's, Inc.*	36,054	850,514
Hudson Ltd., Class A*	26,738	398,396
		2,530,921
TECHNOLOGY SERVICES—8.1%
Alteryx, Inc., Class A*	7,299	556,987
CyberArk Software Ltd.*	12,414	1,362,685
New Relic, Inc.*	6,137	648,988
Okta, Inc.	5,560	471,933
SecureWorks Corp., Class A*	2,386	52,945
SPS Commerce, Inc.*	6,144	656,056
TriNet Group, Inc.*	9,259	567,484
Varonis Systems, Inc.*	21,118	1,202,881
Workiva, Inc., Class A*	14,647	724,294
		6,244,253
TRANSPORTATION—0.8%
Gol Linhas Aereas Inteligentes SA, ADR*	1,916	27,035
Grupo Aeroportuario del Centro Norte SAB de CV, SP ADR	9,881	450,573
YRC Worldwide, Inc.*	17,156	131,586
		609,194

The accompanying notes are an integral part of the financial statements.
5

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments (Concluded)

February 28, 2019 (Unaudited)

	Number of Shares	Value
UTILITIES—1.3%
Clearway Energy, Inc., Class C	35,847	$537,347
Pampa Energia SA, SP ADR*	15,334	488,541
		1,025,888
TOTAL COMMON STOCKS
(Cost $71,322,093)		75,791,800

SHORT-TERM INVESTMENTS—1.8%
Fidelity Investments Money Market Funds - Government Portfolio, 2.29% (a)		1,379,933
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,379,933)		1,379,933
TOTAL INVESTMENTS—100.1%
(Cost $72,702,026)		77,171,733
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(90,832)
NET ASSETS—100.0%		$77,080,901

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2019.

NV — Naamloze Vennootschap (public company defined by the business laws of the Netherlands, Belgium, Indonesia, or Suriname)

ADR — American Depositary Receipt

PLC — Public Limited Company

SP ADR — Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
6

Bogle Investment Management
Small Cap Growth Fund

Statement Of Assets And Liabilities

February 28, 2019 (Unaudited)

Assets
Investments, at value (cost $71,322,093)	$75,791,800
Short-term investments, at value (cost $1,379,933)	1,379,933
Receivables for:
Investments sold	1,001,539
Dividends	35,588
Capital shares sold	85
Prepaid expenses and other assets	21,363
Total assets	78,230,308

Liabilities
Payables for:
Investments purchased	972,916
Capital shares redeemed	65,063
Investment advisory fees	51,976
Other accrued expenses and liabilities	59,452
Total liabilities	1,149,407
Net assets	$77,080,901

Net Assets Consist of:
Par value	$2,880
Paid-in capital	73,065,661
Total distributable earnings/(loss)	4,012,360
Net assets	$77,080,901

Capital Shares:
Net assets	$77,080,901
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,879,743
Net asset value, offering and redemption price per share	$26.77

The accompanying notes are an integral part of the financial statements.
7

Bogle Investment Management
Small Cap Growth Fund

Statement Of Operations

For the six months Ended February 28, 2019 (Unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $878)	$190,280
Total investment income	190,280

Expenses
Advisory fees (Note 2)	395,622
Transfer agent fees (Note 2)	30,686
Administration and accounting fees (Note 2)	27,821
Custodian fees (Note 2)	17,274
Audit and tax service fees	14,505
Legal fees	14,141
Registration and filing fees	14,052
Officer fees	8,465
Director fees	3,992
Printing and shareholder reporting fees	3,517
Other expenses	5,938
Total expenses before waivers	536,013
Less: waivers (Note 2)	(41,486)
Net expenses after waivers	494,527
Net investment income/(loss)	(304,247)

Net Realized and Unrealized Gain/(Loss) from Investments
Net realized gain/(loss) from investments	(801,242)
Net change in unrealized appreciation/(depreciation) on investments	(11,038,788)
Net realized and unrealized gain/(loss) on investments	(11,840,030)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(12,144,277)

The accompanying notes are an integral part of the financial statements.
8

Bogle Investment Management
Small Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(304,247)	$(612,116)
Net realized gain/(loss) from investments	(801,242)	13,872,196
Net change in unrealized appreciation/(depreciation) on investments	(11,038,788)	7,823,184
Net increase/(decrease) in net assets resulting from operations	(12,144,277)	21,083,264

Dividends and Distributions to Shareholders:
Total distributable earnings	(9,977,095)	(10,781,589)
Net decrease in net assets from dividends and distributions to shareholders	(9,977,095)	(10,781,589)

Increase/(Decrease) in Net Assets Derived From Capital Share Transactions:
Proceeds from shares sold	629,618	1,934,636
Reinvestment of distributions	9,551,887	10,427,402
Distributions for shares redeemed	(7,558,111)	(32,362,655)
Net increase/(decrease) in net assets from capital share transactions	2,623,394	(20,000,617)
Total increase/(decrease) in net assets	$(19,497,978)	(9,698,942)

Net Assets:
Beginning of period	96,578,879	106,277,821
End of period	$77,080,901	$96,578,879

Increase/(Decrease) in Shares Outstanding Derived From Share Transactions:
Shares sold	24,506	59,630
Shares reinvested	379,043	344,480
Shares redeemed	(272,017)	(973,282)
Net increase/(decrease) in shares outstanding derived from share transactions	131,532	(569,172)

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders from net realized capital gains were $10,781,589 during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $0.

The accompanying notes are an integral part of the financial statements.
9

Bogle Investment Management
Small Cap Growth Fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$35.14		$32.04	$27.00	$30.00	$38.07	$29.49
Net investment income/(loss)(1)	(0.11)		(0.19)	(0.18)	(0.13)	(0.18)	(0.23)
Net realized and unrealized gain/(loss) from investments	(4.49)		6.63	5.22	1.21	(3.09)	8.87
Net increase/(decrease) in net assets resulting from operations	(4.60)		6.44	5.04	1.08	(3.27)	8.64
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.06)
Net realized capital gains	(3.77)		(3.34)	—	(4.08)	(4.80)	—
Total dividends and distributions to shareholders	(3.77)		(3.34)	—	(4.08)	(4.80)	(0.06)
Net asset value, end of period	$26.77		$35.14	$32.04	$27.00	$30.00	$38.07
Total investment return/(loss)(2)	(12.42	)%(5)	21.77%	18.69%	4.37%	(8.99)%	29.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,081		$96,579	$ 106,278	$57,180	$88,086	$117,923
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(4)	1.25%	1.27%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements(3)	1.35	%(4)	1.29%	1.37%	1.42%	1.35%	1.32%
Ratio of net investment income/(loss) to average net assets	(0.77	)%(4)	(0.57)%	(0.61)%	(0.50)%	(0.53)%	(0.66)%
Portfolio turnover rate	195	%(5)	349%	366%	380%	196%	175%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Annualized.
(5)	Not Annualized.

The accompanying notes are an integral part of the financial statements.
10

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements

February 28, 2019 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to provide long-term capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2019, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$75,791,800	$75,791,800	$—	$—
Short-Term Investments	1,379,933	1,379,933	—	—
Total Investments*	$77,171,733	$77,171,733	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

12

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 28, 2019 (Unaudited)

Dividends And Distributions To Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Bogle Investment Management, L.P. (“Bogle” or the “Adviser”) serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the accompanying table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the accompanying table. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net total annual Fund operating expenses to exceed the Expense Cap: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2019. The Fund will not pay the Adviser at a later time for any amounts the Adviser may waive and/or any amounts that the Adviser has assumed. The contractual fee waiver does not provide for recoupment of fees that were waived and/or expenses that were reimbursed.

Advisory Fee	Expense Cap
1.00%	1.25%

During the current fiscal period, investment advisory fees accrued and waived were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$395,622	$(41,486)	$354,136

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

13

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 28, 2019 (Unaudited)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$156,387,747	$162,806,580

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$80,394,761	$17,749,872	$(2,488,776)	$15,261,096

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

14

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following permanent differences as of August 31, 2018, primarily attributable to short-term capital gains netted against net operating loss, were reclassified among the following accounts:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$740,063	$(740,063)	$—

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Loss Deferral
$—	$8,238,874	$2,633,762	$15,261,096	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018 was as follows:

Ordinary Income	Long-Term Gains	Total
$10,781,589	$—	$10,781,589

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

6. New Accounting Pronouncements and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurement. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

15

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Concluded)

February 28, 2019 (Unaudited)

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

16

Bogle Investment Management
Small Cap Growth Fund

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or successor Form). The Company’s Form N-Q is available on the SEC website at http://www.sec.gov.

17

Investment Adviser
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

BOG-SAR19

Boston Partners Investment Funds
of The RBB Fund, Inc.

Semi-Annual Report

February 28, 2019 (Unaudited)

Boston Partners Small Cap Value Fund II

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners All-Cap Value Fund

WPG Partners Small/Micro Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Long/Short Fund

Boston Partners Emerging Markets Long/Short Fund

Boston Partners Emerging Markets Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-261-4073.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-261-4073 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

“Risk-off” behavior, which refers to investors moving to lower-risk investments during times of perceived elevated market risk, best explains the stock market results during the six-month period ended on February 28, 2019, as the S&P 500 Index (S&P) fell by 3.04% over that time frame. Most of the damage to the market occurred during the fourth quarter, with the S&P falling by 13.52% and posting its worst quarterly performance since September 2011. The return for December was particularly harsh, with the S&P losing 9.03%, including a 2.71% drop during the final two hours of trading on December 24, 2018, now dubbed the “Christmas Eve Massacre”.

Numerous reasons were cited for sell-off, including trade tensions, slowing growth, Brexit, the flattening yield curve, confusing statements from the U.S. Federal Reserve (“Fed”) Chair and Treasury Secretary and the government shutdown. All of these factors likely contributed to the sell-off.

Paradoxically, the actual investment environment during the six-month period appeared to be near stellar, with Gross Domestic Product (“GDP”) growing by 3% on average, the Consumer Price Index averaging 2% and year-over-year earnings per share (“EPS”) growing 20.8%. These factors were superseded by a contraction in price/earnings multiples, which started the period at 16.8X forward earnings but ended December at 14.4X, a 14% drop that mirrored price performance.

January and February brought a reprieve to the correction, as the S&P gained 11.48%, its best start to a year since 1991. Earnings grew at a 13% pace and earnings multiples expanded to 16.2X. An “about face” by the Fed in terms of potential rate hikes and signs of progress on the U.S./China trade front helped to ease investor anxiety.

Sector returns over the six-month period also reflected the general market angst, with six-out-of-eleven sectors that comprise the S&P “in the red” over the period. The “bond surrogate” Utility sector was the standout, gaining 8.54% as the yield on the 10-year Treasury fell from a November peak of 3.24% to 2.71% by the end of February. Consumer Staples (the sector which houses many “low volatility” names) also outperformed, posting a return of 3.06% for the period. The Energy sector suffered the most, falling by 10.85% as oil dropped by 15.7% on excess supply and inventory fears.

Style/factor returns also reflected the defensive nature of the market, as large-capitalization stocks beat (or lost less than) small-caps, low-beta securities beat high-beta and high-quality stocks (as defined by Standard & Poor’s) led low-quality names. Value stocks led Growth stocks (Russell 1000 Value: -1.62%; Russell 1000 Growth: -4.52%) over the period, with the most significant contribution coming from within the Technology sector. Large-cap Value Technology returned 2.69% while large-cap Growth Technology lost 7.26%. Technology companies like “the Four Horsemen” (Cisco, Intel, Microsoft, Oracle) generally outperformed companies like the “FANGs” (Facebook, Amazon, Netflix, Google) during the period.

Developed international markets edged out the S&P, as the MSCI EAFE Index returned -2.70% in local currency terms but lagged the S&P in U.S. dollar terms (-3.48%) as the greenback gained 1% over the six-month period against a basket of major currencies.

Emerging markets produced a somewhat different story, also outperforming the S&P in local currency terms (-0.76%) and advancing by 0.46% in dollar terms as emerging market currencies appreciated against the dollar over the period. Virtually all the gains in emerging markets came in one month, January, when the MSCI EM Index spiked by 8.76% as “risk-on” became the prevailing market sentiment.

Looking Ahead

With the GDPNow Model from the Atlanta Federal Reserve Bank forecasting a paltry 0.5% for GDP growth during Q1 of 2019 and consensus estimates for Q1 S&P 500 earnings anticipated to decline by -3.2% year-over-year (cap-weighted), the investment environment does not appear to be conducive to out-sized gains for stocks over the near term. Under the surface, we believe that things may not be quite as dire as these forecasts imply. The Blue Chip Economic Forecasters (a poll of 52 of the nation’s top economists) currently expect a Q1 2019 GDP “print” of 1.9% and the S&P EPS forecast for Q1 on a median basis is closer to 4% when one adjusts for last year’s jump in earnings due to the 2018 tax reform package. We believe the actual results will probably fall somewhere in between those estimates.

While the targeted March 1, 2019 increase in tariffs from 10% to 25% on an additional $200 billion of Chinese imports has been shelved, we expect that investors will eventually need to see a formal agreement on trade between Washington and Beijing to remain placated. While it is widely anticipated that the agreement will signal a significant improvement in the merchandise trade deficit between the two countries, progress on forced technology transfer and the abolishment of intellectual property theft will likely require a much more elongated process to ensure the commitments are verifiable and enforceable.

With the cut-off date of March 29, 2019 looming, the U.K. House of Commons has until March 12, 2019 to vote on a revised Brexit proposal or possibly a second referendum vote, although a European Union Summit on March 21-22, 2019 may give both sides the opportunity to hammer out a mutually-acceptable compromise. Odds makers see an extension of the Brexit cut-off date as the most likely outcome.

Deliberation over President Trump’s declaration of a national emergency over the border wall, the House Judiciary Committee’s probe into the Trump’s political, business and personal practices as well as the expected conclusion of the Mueller Investigation will continue to garner headlines that could impact market movements over the near term.

While positive returns in January and February of 2019 have led to positive returns for the year, historical data suggest that the 11.48% realized return of the S&P for the first two months of 2019 puts the S&P on pace for an annualized return that we believe is unwarranted by either projected economic or earnings growth. Investors should expect a pause or pull-back in the recent price action, though any such move need not signal the end to the bull market.

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BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (unaudited)

Past Performance is not a guarantee of future results.

Opinions expressed herein are as of February 28, 2019 and are subject to change at any time, are not guaranteed and should not be considered investment advice. This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Beta is a measure of the volatility of a portfolio in comparison to the benchmark. A beta of 1 indicates that the price fluctuation of a specific portfolio correlated directly with the market. A beta of less than one, means the portfolio fluctuated less than the related benchmark. Beta does not necessarily directly correlate with the portfolios risk.

The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Earnings per share: Is the portion of a company’s profit allocated to each outstanding share of common stock.

Free cash flow yield is an indicator that compare free cash flow and market cap. It is a representation of the income created by an investment.

High Dividend: The MSCI High Dividend Yield Factor aims to capture the high dividend yield equity opportunity set within a standard MSCI parent index (U.S.) by including only securities that offer a higher than average dividend yield (i.e. at least 30% higher) relative to that of the parent index and that pass dividend sustainability and persistence screens.

Mergers and Acquisitions (M&A) is a general term that refers to the consolidation of companies or assets through various types of financial transactions.

Momentum: High Momentum companies are characterized in the literature as companies with high price performance in the recent history, up to 12-months. High Momentum companies tend to continue their high price performance over the near term, typically over a 6 – 12 month period.

MSCI China Index is used as a common benchmark for world or global stock funds intended to represent a broad cross-section of global markets.

MSCI EAFE (EAFE) Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. It is maintained by MSCI Inc., a provider of investment decision support tools; the EAFE acronym stands for Europe, Australasia and Far East.

MSCI Emerging Markets (EM) Index is an index created by Morgan Stanley Capital International (MSCI) designed to measure equity market performance in global emerging markets.

MSCI World Index is an unmanaged index that measures the equity market performance of developed markets.

MSCI World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 Developed Markets Countries.

MSCI World Value NR Index is an index tracking value stocks, which are stocks with prices lower than their intrinsic values.

Wilshire 5000 Total Market Index® is a market-capitalization-weighted index of the market value of all stocks actively traded in the United States.

NASDAQ Composite Index is a stock market index of the common stocks and similar securities listed on the NASDAQ stock market.

OROA: Operating Return on Operating Assets

P/B: Price/Book: A valuation ratio of a company’s current share price compared to its book value.

P/E: Price/Earnings: A valuation ratio of a company’s current share price compared to its per-share earnings.

Quality has long been established as an investment approach, dating back to Benjamin Graham, but it is less well accepted as a factor, especially when compared with value, size, yield, momentum and low volatility. By “factor”, we mean any characteristic that helps explain the risk and returns of a group of securities.

ROE: Return on Equity: measures a corporation’s profitability by revealing how much profit a company generates with the money invested.

Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Russell 1000® Growth Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. It represents the top companies by market capitalization. The Russell 1000 typically comprises approximately 90% of the total market capitalization of all listed U.S. stocks.

Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. The Russell 1000® Value Index refers to a composite of large and mid-cap companies located in the United States that also exhibit a value probability.

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BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (concluded) (unaudited)

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index and is considered representative of small-cap stocks.

Russell 2000® Growth Index is an unmanaged index that measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell 3000® Growth Index is a market capitalization weighted index based on the Russell 3000® Index. It includes companies that display signs of above average growth.

Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index is a market capitalization weighted index comprised of 800 publicly traded U.S. companies with market caps of between $2 and $10 billion. The average Russell Midcap Index member has a market cap of $8 billion to $10 billion, with a median value of $4 billion to $5 billion.

Russell Midcap® Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market.

Russell Midcap® Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market.

S&P 500® Index is an unmanaged index that measures the performance of 500 large-cap stocks.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

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BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2019 (unaudited)

		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners Small Cap Value Fund II
Institutional Class	–7.96%	0.44%	5.98%	17.05%	N/A
Investor Class	–8.11%	0.20%	5.71%	16.76%	N/A
Russell 2000® Value Index	–8.59%	4.42%	6.48%	15.43%	N/A
Russell 2000® Index(1)	–8.86%	5.58%	7.36%	16.60%	N/A

(1)	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Boston Partners Long/Short Equity Fund
Institutional Class	–4.41%	–8.98%	3.45%	14.10%	N/A
Investor Class	–4.53%	–9.24%	3.19%	13.76%	N/A
S&P 500® Index	–3.04%	4.68%	10.67%	16.67%	N/A

Boston Partners Long/Short Research Fund
Institutional Class(1)	–4.36%	–7.58%	2.96%	N/A	6.61%
S&P 500 Index	–3.04%	4.68%	10.67%	N/A	13.54	%(3)
Investor Class(2)	–4.47%	–7.80%	2.71%	N/A	5.98%
S&P 500® Index	–3.04%	4.68%	10.67%	N/A	13.21	%(3)

(1)	Inception date of the class was September 30, 2010.
(2)	Inception date of the class was November 29, 2010.
(3)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.

Boston Partners All-Cap Value Fund
Institutional Class	–5.84%	–2.95%	8.44%	15.74%	N/A
Investor Class	–5.97%	–3.21%	8.17%	15.49%	N/A
Russell 3000® Value Index	–2.14%	3.28%	7.97%	15.40%	N/A
Russell 3000® Index(1)	–3.51%	5.05%	10.15%	16.81%	N/A

(1)	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

WPG Partners Small/Micro Cap Value Fund
Institutional Class	–10.61%	–0.24%	0.16%	12.19%	N/A
Russell 2000® Value Index	–8.59%	4.42%	6.48%	15.43%	N/A

Boston Partners Global Equity Fund
Institutional Class(1)	–6.87%	–6.12%	5.08%	N/A	10.09%
MSCI World Index	–3.11%	1.00%	7.13%	N/A	11.05	%(2)

(1)	Inception date of the fund was December 30, 2011.
(2)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.

Boston Partners Global Long/Short Fund
Institutional Class(1)	–4.56%	–6.90%	2.10%	N/A	1.98%
MSCI World Index	–3.11%	1.00%	7.13%	N/A	7.14	%(3)
Investor Class(2)	–4.60%	–7.13%	N/A	N/A	2.14%
MSCI World Index	–3.11%	1.00%	N/A	N/A	7.47	%(3)

(1)	Inception date of the class was December 31, 2013.
(2)	Inception date of the class was April 11, 2014.
(3)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.

Boston Partners Emerging Markets Long/Short Fund
Institutional Class(1)	–2.41%	–13.54%	N/A	N/A	2.70%
MSCI World Index(2)	–3.11%	1.00%	N/A	N/A	6.80	%(3)
MSCI Emerging Markets Index	0.46%	–9.55%	N/A	N/A	4.29	%(3)

(1)	Inception date of the fund was March 1, 2015. The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Market Long/Short Equity (the “Prior Account”) transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown above for periods prior to December 15, 2015 is that of the Prior Account.
(2)	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
(3)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.

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BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2019 (concluded) (unaudited)

		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners Emerging Markets Fund
Institutional Class(1)	0.22%	–13.19%	N/A	N/A	–5.85%
MSCI World Index(2)	–3.11%	1.00%	N/A	N/A	4.43	%(3)
MSCI Emerging Markets Index	0.45%	–9.55%	N/A	N/A	–2.93	%(3)

(1)	Inception date of the fund was October 17, 2017.
(2)	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
(3)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Boston Partners Global Investors, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These ratios may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the returns quoted. Visit www.boston-partners.com for returns updated daily. Call 1-888-261-4073 for returns current to the most recent month-end.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expenses and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that a fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales, which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s net asset value to be disproportionately volatile. The strategy also may generate high portfolio turnover, which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectuses, for Institutional Class and Investor Class, respectively, dated December 31, 2018:

	INSTITUTIONAL CLASS		INVESTOR CLASS
Boston Partners Small Cap Value Fund II	1.15%		1.40%
Boston Partners Long/Short Equity Fund	3.01	%(1)	3.26	%(1)
Boston Partners Long/Short Research Fund	2.10	%(1)	2.35	%(1)
Boston Partners All-Cap Value Fund	0.81%		1.06%
WPG Partners Small/Micro Cap Value Fund	1.11%		N/A
Boston Partners Global Equity Fund	1.04%		1.29%
Boston Partners Global Long/Short Fund	2.35	%(1)	2.60	%(1)
Boston Partners Emerging Markets Long/Short Fund	2.44	%(1)	N/A
Boston Partners Emerging Markets Fund	3.02%		N/A

[1]	Includes interest and dividend expense on short sales.

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BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES

FEBRUARY 28, 2019 (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, if any. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2018	ENDING ACCOUNT VALUE FEBRUARY 28, 2019	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO		ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$920.40	$5.24	1.10%		–7.96%
Hypothetical (5% return before expenses)	1,000.00	1,019.34	5.51	1.10%		N/A
Investor
Actual	$1,000.00	$918.90	$6.42	1.35%		–8.11%
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.76	1.35%		N/A
Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$955.90	$13.05	2.69	%(1)	–4.41%
Hypothetical (5% return before expenses)	1,000.00	1,011.46	13.42	2.69	%(1)	N/A
Investor
Actual	$1,000.00	$954.70	$14.25	2.94	%(1)	–4.53%
Hypothetical (5% return before expenses)	1,000.00	1,010.22	14.65	2.94	%(1)	N/A
Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$956.40	$9.60	1.98	%(1)	–4.36%
Hypothetical (5% return before expenses)	1,000.00	1,014.98	9.89	1.98	%(1)	N/A
Investor
Actual	$1,000.00	$955.30	$10.81	2.23	%(1)	–4.47%
Hypothetical (5% return before expenses)	1,000.00	1,013.74	11.13	2.23	%(1)	N/A
Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$941.60	$3.85	0.80%		–5.84%
Hypothetical (5% return before expenses)	1,000.00	1,020.83	4.01	0.80%		N/A
Investor
Actual	$1,000.00	$940.30	$5.05	1.05%		–5.97%
Hypothetical (5% return before expenses)	1,000.00	1,019.59	5.26	1.05%		N/A

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BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (concluded)

FEBRUARY 28, 2019 (unaudited)

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2018	ENDING ACCOUNT VALUE FEBRUARY 28, 2019	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO		ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
WPG Partners Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$893.90	$5.17	1.10%		–10.61%
Hypothetical (5% return before expenses)	1,000.00	1,019.34	5.51	1.10%		N/A
Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$931.30	$4.55	0.95%		–6.87%
Hypothetical (5% return before expenses)	1,000.00	1,020.08	4.76	0.95%		N/A
Boston Partners Global Long/Short Fund
Institutional
Actual	$1,000.00	$954.40	$10.47	2.17	%(1)	–4.56%
Hypothetical (5% return before expenses)	1,000.00	1,014.08	10.79	2.17	%(1)	N/A
Investor
Actual	$1,000.00	$954.00	$11.68	2.42	%(1)	–4.60%
Hypothetical (5% return before expenses)	1,000.00	1,012.84	12.03	2.42	%(1)	N/A
Boston Partners Emerging Markets Long/Short Fund
Institutional
Actual	$1,000.00	$975.90	$9.65	1.97	%(1)	–2.41%
Hypothetical (5% return before expenses)	1,000.00	1,015.03	9.84	1.97	%(1)	N/A
Boston Partners Emerging Markets Fund
Institutional
Actual	$1,000.00	$1,002.20	$5.36	1.08%		0.22%
Hypothetical (5% return before expenses)	1,000.00	1,019.44	5.41	1.08%		N/A

*	Expenses are equal to each Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
(1)	These amounts include dividends paid on securities which the Funds have sold short (“Short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 0.24% of average net assets for the six-month period ended February 28, 2019 for both the Institutional Class and Investor Class of the Boston Partners Long/Short Equity Fund, 0.60% of average net assets for the Institutional Class and Investor Class of the Boston Partners Long/Short Research Fund, 0.52% of average net assets of the Institutional Class and Investor Class of the Boston Partners Global Long/Short Fund and 0.00% of average net assets for the Institutional Class of the Boston Partners Emerging Markets Long/Short Fund.

Semi-Annual Report 2019  |  7

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
Portfolio Holdings Summary Tables (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Finance	32.9%	$191,712,205
Technology	12.3	71,461,987
Consumer Services	10.5	61,510,956
Capital Goods	10.1	59,076,004
Basic Industries	7.6	44,108,761
Real Estate Investment Trusts	6.7	38,807,407
Energy	4.6	26,909,792
Consumer Non-Durables	4.2	24,599,585
Health Care	2.9	16,993,076
Consumer Durables	1.7	9,871,811
Communications	1.1	6,259,666
Utilities	0.7	3,847,039
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	29.2	170,373,006
SHORT-TERM INVESTMENTS	4.2	24,566,381
LIABILITIES IN EXCESS OF OTHER ASSETS	(28.7)	(167,216,690)
NET ASSETS	100.0%	$582,880,986

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS LONG/SHORT EQUITY FUND
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Technology	22.6%	$79,925,864
Consumer Services	14.3	50,609,404
Finance	14.2	49,989,586
Energy	11.5	40,649,006
Health Care	10.6	37,351,859
Capital Goods	7.6	26,912,240
Communications	4.9	17,295,972
Basic Industries	3.6	12,681,247
Real Estate Investment Trusts	3.0	10,633,685
Consumer Non-Durables	2.5	8,736,984
Utilities	2.1	7,326,935
Transportation	1.7	5,843,618
Consumer Durables	0.6	2,173,323
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES
LENDING COLLATERAL	15.5	54,729,523
SHORT-TERM INVESTMENTS	0.6	2,029,092

SHORT POSITIONS:
COMMON STOCK
Technology	(13.1)	(46,377,803)
Consumer Services	(9.9)	(34,792,650)
Consumer Non-Durables	(5.2)	(18,454,710)
Health Care	(4.8)	(17,078,997)
Capital Goods	(4.6)	(16,230,554)
Finance	(3.7)	(13,089,478)
Communications	(2.6)	(9,162,441)
Consumer Durables	(2.3)	(8,185,467)
Utilities	(1.9)	(6,720,294)
BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
Basic Industries	(1.8)%	$(6,296,373)
Real Estate Investment Trusts	(1.1)	(3,697,561)
Energy	(0.0)	(7)
OPTIONS WRITTEN	(0.1)	(256,275)
OTHER ASSETS IN EXCESS OF LIABILITIES	35.8	126,356,304
NET ASSETS	100.0%	$352,902,032

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Finance	20.5%	$941,014,843
Technology	19.4	887,287,056
Consumer Services	12.4	568,393,202
Health Care	9.6	438,664,816
Capital Goods	9.3	425,665,761
Energy	8.3	380,820,474
Consumer Non-Durables	6.9	317,822,481
Basic Industries	4.1	187,994,145
Communications	2.9	134,532,425
Consumer Durables	2.8	126,112,447
Transportation	2.2	100,818,333
Real Estate Investment Trusts	0.6	29,286,409
Utilities	0.2	6,907,865
WARRANTS	0.0	124,972
SHORT-TERM INVESTMENTS	0.4	19,013,068

SHORT POSITIONS:
COMMON STOCK
Technology	(8.3)	(382,121,861)
Finance	(8.0)	(366,023,514)
Capital Goods	(6.3)	(288,684,544)
Consumer Services	(5.5)	(250,250,997)
Basic Industries	(4.7)	(216,602,101)
Consumer Non-Durables	(3.2)	(147,093,549)
Energy	(2.4)	(108,777,229)
Health Care	(2.2)	(99,899,848)
Consumer Durables	(1.2)	(55,655,794)
Real Estate Investment Trusts	(1.2)	(54,446,189)
Utilities	(0.8)	(38,815,374)
Communications	(0.6)	(26,958,593)
Transportation	(0.5)	(22,315,433)
OTHER ASSETS IN EXCESS OF LIABILITIES	45.3	2,074,255,819
NET ASSETS	100.0%	$4,581,069,090

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
Portfolio Holdings Summary Tables (continued)(unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Finance	29.7%	$604,518,325
Technology	20.2	410,370,473
Health Care	19.6	399,284,395
Consumer Services	7.4	151,236,608
Capital Goods	7.3	147,802,765
Energy	5.2	104,823,494
Consumer Non-Durables	2.9	58,534,169
Consumer Durables	1.8	37,460,149
Basic Industries	1.8	35,680,654
Transportation	0.6	12,055,278
Communications	0.5	10,267,117
RIGHTS	0.0	—
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	26.0	528,806,686
SHORT-TERM INVESTMENTS	2.9	58,005,078
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.9)	(526,530,034)
NET ASSETS	100.0%	$2,032,315,157

Portfolio holdings are subject to change at any time.

WPG PARTNERS SMALL/MICRO CAP VALUE FUND
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Finance	25.5%	$6,622,386
Capital Goods	13.3	3,458,011
Technology	10.9	2,835,547
Real Estate Investment Trusts	10.2	2,645,609
Consumer Services	7.9	2,052,708
Energy	7.2	1,880,910
Transportation	5.7	1,473,587
Basic Industries	5.0	1,285,879
Consumer Durables	4.5	1,156,615
Utilities	3.6	920,626
Health Care	1.5	396,197
Communications	0.6	153,314
Consumer Non-Durables	0.4	112,071
WARRANTS	0.0	2,304
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	30.9	8,031,303
SHORT-TERM INVESTMENTS	5.0	1,286,867
LIABILITIES IN EXCESS OF OTHER ASSETS	(32.2)	(8,357,381)
NET ASSETS	100.0%	$25,956,553

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS GLOBAL EQUITY FUND
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	20.7%	$143,771,853
Health Care	12.5	87,210,343
Information Technology	12.3	85,774,032
Industrials	10.7	74,227,923
Consumer Staples	10.2	70,969,517
Consumer Discretionary	7.4	51,180,722
Materials	7.3	50,784,721
Energy	6.6	45,966,859
Communication Services	6.3	44,081,006
Utilities	1.1	7,601,440
PREFERRED STOCKS 1.0 7,184,117 INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	5.2	35,967,290
SHORT-TERM INVESTMENTS	3.9	26,777,391
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.2)	(35,980,947)
NET ASSETS	100.0%	$695,516,267

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Financials	19.6%	$167,875,956
Health Care	12.2	104,417,359
Industrials	11.0	94,371,758
Information Technology	10.8	91,993,834
Consumer Staples	9.8	83,885,097
Communication Services	8.9	75,660,977
Consumer Discretionary	8.0	68,753,106
Materials	7.7	65,488,799
Energy	6.9	58,913,573
Utilities	1.1	9,310,628
PREFERRED STOCKS	1.1	9,029,156
SHORT-TERM INVESTMENTS	3.1	26,770,041

SHORT POSITIONS:
COMMON STOCK
Financials	(8.2)	(70,152,014)
Industrials	(8.0)	(68,727,505)
Consumer Discretionary	(7.5)	(64,141,317)
Information Technology	(6.5)	(55,690,513)
Materials	(5.1)	(43,820,689)
Energy	(3.4)	(28,924,918)
Consumer Staples	(3.4)	(28,815,019)
Health Care	(3.0)	(25,588,694)
Communication Services	(1.9)	(15,805,981)
Utilities	(1.0)	(8,702,383)
Real Estate	(0.2)	(1,904,679)
PREFERRED STOCK	(0.3)	(2,371,036)
OPTIONS WRITTEN	(0.7)	(5,631,850)
OTHER ASSETS IN EXCESS OF LIABILITIES	49.0	418,407,915
NET ASSETS	100.0%	$854,601,601

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  9

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
Portfolio Holdings Summary Tables (concluded) (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Consumer Discretionary	19.6%	$12,272,855
Financials	10.5	6,561,684
Consumer Staples	7.9	4,931,879
Communication Services	7.0	4,397,468
Industrials	4.9	3,084,201
Real Estate	4.6	2,856,149
Information Technology	2.9	1,833,303
Health Care	2.3	1,461,121
Energy	1.5	932,774
Utilities	1.2	736,473
Materials	1.0	611,197
PREFERRED STOCKS	3.7	2,289,554
RIGHTS	0.0	—
WARRANTS	0.0	1,362
SHORT-TERM INVESTMENTS	28.2	17,652,981
OTHER ASSETS IN EXCESS OF LIABILITIES	4.7	2,947,097
NET ASSETS	100.0%	$62,570,098

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS EMERGING MARKETS FUND
SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Consumer Discretionary	21.6%	$2,035,254
Financials	14.9	1,401,297
Communication Services	10.7	1,011,093
Consumer Staples	8.7	821,349
Information Technology	7.8	732,908
Industrials	5.9	555,923
Real Estate	5.2	491,046
Health Care	2.2	207,698
Utilities	1.1	107,828
Energy	1.0	96,522
Materials	1.0	92,689
PREFERRED STOCKS	0.2	22,520
RIGHTS	0.0	—
SHORT-TERM INVESTMENTS	19.4	1,829,395
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	30,226
NET ASSETS	100.0%	$9,435,748

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—95.3%
Basic Industries—7.6%
Ferro Corp.*	105,172	$2,039,285
Graphic Packaging Holding Co.(a)	725,557	8,837,284
Innophos Holdings, Inc.	80,006	2,656,199
Orion Engineered Carbons SA	145,674	4,059,934
Owens-Illinois, Inc.(a)	215,344	4,289,653
PQ Group Holdings, Inc.*(a)	251,795	4,124,402
Schweitzer-Mauduit International, Inc.	141,702	5,464,029
SunCoke Energy, Inc.*	550,563	5,461,585
Valvoline, Inc.(a)	381,926	7,176,390
		44,108,761
Capital Goods—10.1%
Aegion Corp.*(a)	125,999	2,187,343
Ampco-Pittsburgh Corp.*	37,108	146,205
BMC Stock Holdings, Inc.*(a)	325,548	6,227,733
Continental Building Products, Inc.*(a)	80,384	2,317,471
Ferroglobe PLC(a)	302,576	832,084
Ferroglobe Representation & Warranty Insurance*‡	276,005	0
Foundation Building Materials, Inc.*	118,198	1,314,362
Granite Construction, Inc.(a)	45,086	2,099,204
LCI Industries(a)	81,314	6,625,465
Minerals Technologies, Inc.	84,897	5,025,902
NN, Inc.(a)	123,138	1,220,297
Orion Group Holdings, Inc.*	275,935	1,172,724
Timken Co., (The)	85,500	3,709,845
Trinseo SA	76,715	3,850,326
Tutor Perini Corp.*(a)	158,650	2,985,793
WESCO International, Inc.*	204,891	11,156,315
World Fuel Services Corp.	296,314	8,204,935
		59,076,004
Communications—1.1%
AMC Networks, Inc. Class A*(a)	95,262	6,259,666
Consumer Durables—1.7%
La-Z-Boy, Inc.(a)	110,705	3,809,359
Standard Motor Products, Inc.	38,864	1,915,995
Strattec Security Corp.	18,909	585,801
Tower International, Inc.	138,817	3,560,656
		9,871,811
Consumer Non-Durables—4.2%
Energizer Holdings, Inc.(a)	124,160	5,696,461
Fresh Del Monte Produce, Inc.(a)	94,318	2,610,722
Skechers U.S.A., Inc. Class A*	232,899	7,832,393
Steven Madden Ltd.(a)	147,937	4,880,442
Universal Corp.	60,323	3,579,567
		24,599,585
Consumer Services—10.5%
ABM Industries, Inc.(a)	127,643	4,551,749
ACCO Brands Corp.(a)	335,492	3,120,076
ASGN, Inc.*	75,788	4,881,505
CBIZ, Inc.*	126,802	2,615,925
Civeo Corp.*	452,858	1,177,431
Ennis, Inc.(a)	50,561	1,071,893
Entercom Communications Corp. Class A(a)	291,523	1,795,782
FTI Consulting, Inc.*(a)	79,405	5,888,675
Group 1 Automotive, Inc.(a)	24,311	1,511,658
Huron Consulting Group, Inc.*	37,914	1,737,219
	NUMBER OF SHARES	VALUE
Consumer Services—(continued)
ICF International, Inc.	65,878	$4,975,107
Lithia Motors, Inc. Class A(a)	108,437	9,788,608
MAXIMUS, Inc.(a)	46,189	3,264,639
Navigant Consulting, Inc.(a)	97,370	2,004,848
PRA Group, Inc.*(a)	87,309	2,810,477
Scholastic Corp.(a)	31,691	1,340,846
Tetra Tech, Inc.	102,158	6,131,523
TravelCenters of America LLC*(a)	184,334	836,876
Viad Corp.	34,648	2,006,119
		61,510,956
Energy—4.6%
Apergy Corp.*	83,311	3,497,396
Cactus, Inc., Class A*	101,059	3,664,399
Enerplus Corp.	499,027	4,401,418
Extraction Oil & Gas, Inc.*(a)	264,182	1,109,564
Forum Energy Technologies, Inc.*(a)	228,409	1,331,625
Jagged Peak Energy, Inc.*(a)	138,659	1,313,101
Key Energy Services, Inc.*(a)	121,636	311,388
Kosmos Energy Ltd.*(a)	598,697	3,831,661
Nine Energy Service, Inc.*(a)	146,602	3,843,904
ProPetro Holding Corp.*	116,306	2,309,837
Superior Energy Services, Inc.*(a)	276,816	1,295,499
		26,909,792
Finance—32.9%
Air Lease Corp.(a)	200,555	7,492,735
AMERISAFE, Inc.	43,726	2,759,548
Ares Commercial Real Estate Corp.	113,591	1,733,399
Assured Guaranty Ltd.	288,602	12,052,019
Axis Capital Holdings Ltd.	37,809	2,157,760
BankUnited, Inc.	154,564	5,640,040
Boston Private Financial Holdings, Inc.	235,130	2,795,696
Cadence BanCorp(a)	215,149	4,300,828
CenterState Banks, Inc.	129,406	3,424,083
Columbia Banking System, Inc.(a)	26,074	987,683
Essent Group Ltd.*	186,259	8,035,213
Evercore, Inc.	33,566	3,091,429
Federal Agricultural Mortgage Corp., Class C	53,334	4,366,455
First Citizens BancShares Inc., Class A	7,805	3,407,507
First Hawaiian, Inc.	202,919	5,470,696
First Merchants Corp.(a)	86,831	3,507,104
First Midwest Bancorp Inc.(a)	106,712	2,470,383
FirstCash, Inc.	42,551	3,730,021
Flushing Financial Corp.(a)	63,444	1,472,535
Gladstone Capital Corp.(a)	36,337	329,577
Global Indemnity Ltd. Class A	33,317	1,285,370
Greenhill & Co, Inc.(a)	68,808	1,619,740
Hanmi Financial Corp.(a)	130,537	3,012,794
Hanover Insurance Group Inc., (The)	31,114	3,693,543
Heritage Financial Corp.	81,662	2,688,313
Hope Bancorp, Inc.	130,647	1,904,833
James River Group Holdings Ltd.	98,336	4,040,626
Luther Burbank Corp.	209,105	2,187,238
Merchants Bancorp(a)	92,160	1,921,536
National General Holdings Corp.(a)	311,475	8,039,170
Navient Corp.(a)	658,444	8,046,186
Nelnet, Inc., Class A	125,636	6,887,365
NMI Holdings, Inc. Class A*(a)	139,486	3,368,587

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  11

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
Finance—(continued)
Peapack Gladstone Financial Corp.	101,908	$2,963,485
PennyMac Financial Services, Inc.	172,939	4,032,937
Preferred Bank(a)	51,305	2,627,842
ProAssurance Corp.	80,425	3,265,255
Radian Group, Inc.	190,031	3,869,031
RBB Bancorp	71,247	1,542,498
Silvercrest Asset Management Group, Inc. Class A	267,953	4,016,615
SLM Corp.*(a)	1,107,598	12,238,958
South State Corp.(a)	14,501	1,030,151
State Auto Financial Corp.	53,167	1,790,133
Stewart Information Services Corp.	41,034	1,761,590
Stifel Financial Corp.(a)	40,191	2,187,596
Synovus Financial Corp.	130,871	5,192,961
Umpqua Holdings Corp.(a)	92,784	1,686,813
Walker & Dunlop, Inc.	186,981	10,433,540
Washington Federal, Inc.	67,798	2,080,043
White Mountains Insurance Group Ltd.	3,271	3,072,745
		191,712,205
Health Care—2.9%
Chemed Corp.	9,831	3,239,314
ICON PLC*	30,319	4,244,054
LHC Group, Inc.*(a)	40,877	4,483,798
Patterson Cos, Inc.(a)	87,703	1,977,703
Syneos Health, Inc.*(a)	72,976	3,048,207
		16,993,076
Real Estate Investment Trusts—6.7%
Blackstone Mortgage Trust, Inc. Class A(a)	197,139	6,797,353
Chatham Lodging Trust	124,860	2,494,703
Cousins Properties, Inc.(a)	198,676	1,891,395
Front Yard Residential Corp.	61,260	681,824
Gladstone Commercial Corp.(a)	42,753	882,422
MFA Financial, Inc.(a)	681,678	4,955,799
Realogy Holdings Corp.(a)	245,027	3,332,367
Retail Properties of America, Inc.	177,317	2,209,370
Starwood Property Trust, Inc.(a)	189,195	4,243,644
Two Harbors Investment Corp.(a)	816,044	11,318,530
		38,807,407
Technology—12.3%
Bel Fuse, Inc., Class B(a)	134,056	3,277,669
Belden, Inc.(a)	96,599	5,968,852
Brooks Automation, Inc.(a)	199,240	6,397,596
Ciena Corp.*	227,334	9,698,069
EnerSys(a)	76,592	5,654,021
EVERTEC, Inc.	99,663	2,852,355
Insight Enterprises, Inc.*	76,330	4,260,741
NCR Corp.*(a)	152,856	4,283,025
PC Connection, Inc.	30,857	1,241,686
Science Applications International Corp.	35,094	2,621,522
SMART Global Holdings, Inc.*(a)	112,878	3,308,454
Sykes Enterprises, Inc.*(a)	167,198	4,947,389
SYNNEX Corp.(a)	83,771	8,219,611
TTEC Holdings, Inc.	166,824	5,715,390
Versum Materials, Inc.	61,543	3,015,607
		71,461,987
	NUMBER OF SHARES	VALUE
Utilities—0.7%
Portland General Electric Co.	37,420	$1,876,239
Pure Cycle Corp.*	194,359	1,970,800
		3,847,039
TOTAL COMMON STOCKS (Cost $468,631,505)		555,158,289
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—29.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%(b)	170,373,006	170,373,006
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $170,373,006)		170,373,006
SHORT-TERM INVESTMENTS—4.2%
Fidelity Investments Money Market Funds—Government Portfolio, Class I, 2.28%(b)	24,566,381	24,566,381
TOTAL SHORT-TERM INVESTMENTS (Cost $24,566,381)		24,566,381
TOTAL INVESTMENTS—128.7% (Cost $663,570,892)		750,097,676
LIABILITIES IN EXCESS OF OTHER
ASSETS—(28.7)%		(167,216,690)
NET ASSETS—100.0%		$582,880,986

PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 28,2019, the market value of securities on loan was $164,342,194.
(b)	—	Seven-day yield as of February 28, 2019.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2019, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

12  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (concluded) (unaudited)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$44,108,761	$44,108,761	$—	$—		$—
Capital Goods	59,076,004	59,076,004	—	—	**	—
Communications	6,259,666	6,259,666	—	—		—
Consumer Durables	9,871,811	9,871,811	—	—		—
Consumer Non-Durables	24,599,585	24,599,585	—	—		—
Consumer Services	61,510,956	61,510,956	—	—		—
Energy	26,909,792	26,909,792	—	—		—
Finance	191,712,205	191,712,205	—	—		—
Health Care	16,993,076	16,993,076	—	—		—
Real Estate Investment Trusts	38,807,407	38,807,407	—	—		—
Technology	71,461,987	71,461,987	—	—		—
Utilities	3,847,039	3,847,039	—	—		—
Investments Purchased with Proceeds from Securities Lending Collateral	170,373,006	—	—	—		170,373,006
Short-Term Investments	24,566,381	24,566,381	—	—		—
Total Assets	$750,097,676	$579,724,670	$—	$—	**	$170,373,006

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  13

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (unaudited)

	NUMBER OF SHARES	VALUE
LONG POSITIONS—115.3%
COMMON STOCKS—99.2%
Basic Industries—3.6%
BHP Billiton Ltd. - SP ADR(a)	34,155	$1,806,800
Eastman Chemical Co.	22,474	1,858,375
Freeport-McMoRan, Inc.†	133,027	1,716,048
LyondellBasell Industries NV, Class A	14,245	1,218,232
Mosaic Co., (The)	80,638	2,521,550
Nutrien Ltd.	29,169	1,587,960
Rio Tinto PLC - SP ADR†	33,888	1,972,282
		12,681,247
Capital Goods—7.6%
Argan, Inc.	49,324	2,293,566
CECO Environmental Corp.*(a)	187,160	1,426,159
Colfax Corp.*(a)	109,412	2,895,042
DMC Global, Inc.	52,326	2,458,275
Ferroglobe Representation & Warranty Insurance*‡	386,647	0
Fluor Corp.(a)†	53,497	2,011,487
Graham Corp.	66,598	1,508,445
Hexcel Corp.(a)	20,204	1,457,517
Jacobs Engineering Group, Inc.†	27,867	2,056,027
KBR, Inc.†	117,096	2,313,817
Manitex International, Inc.*(a)	211,234	1,613,828
Quanta Services, Inc.	52,874	1,884,429
Safran SA - ADR†	85,892	2,925,482
World Fuel Services Corp.†	74,690	2,068,166
		26,912,240
Communications—4.9%
Charter Communications, Inc., Class A*(a)†	9,810	3,383,567
Comcast Corp., Class A†	208,033	8,044,636
KT Corp. - SP ADR*	133,158	1,780,322
Mobile TeleSystems PJSC - SP ADR	193,104	1,492,694
Naspers Ltd. - SP ADR	59,925	2,594,753
		17,295,972
Consumer Durables—0.6%
Sony Corp. - SP ADR	45,287	2,173,323
Consumer Non-Durables—2.5%
Coca-Cola European Partners PLC	45,628	2,150,904
Huami Corp. - ADR*	84,955	1,586,110
Nomad Foods Ltd.*†	101,027	2,030,643
Skechers U.S.A., Inc. Class A*(a)	88,294	2,969,327
		8,736,984
Consumer Services—14.3%
Aramark	74,838	2,267,591
Barrett Business Services, Inc.†	17,211	1,351,752
CarMax, Inc.*(a)	24,092	1,496,113
CDK Global, Inc.(a)	46,378	2,690,388
CVS Health Corp.†	62,827	3,633,285
Dollar General Corp.	16,026	1,898,440
FleetCor Technologies, Inc.*	8,724	2,035,135
Gap, Inc., (The) (a)	69,253	1,759,026
Hackett Group Inc., (The)	75,893	1,234,020
ICF International, Inc.	30,063	2,270,358
IHS Markit Ltd.*	35,535	1,889,396
International Game Technology PLC (a)†	110,158	1,900,225
	NUMBER OF SHARES	VALUE
Consumer Services—(continued)
KAR Auction Services, Inc.	30,938	$1,458,727
Korn/Ferry International	29,292	1,429,157
Kroger Co., (The)†	59,298	1,739,210
Las Vegas Sands Corp.	33,571	2,062,267
Liquidity Services, Inc.*	104,987	724,410
Multichoice Group Ltd.*	11,985	90,487
Perficient, Inc.*	65,241	1,866,545
Points International Ltd.*	93,867	1,127,343
QuinStreet, Inc.*(a)	87,330	1,169,349
Qurate Retail, Inc.*(a)	105,834	1,906,070
Stars Group Inc., (The)*	125,450	2,091,548
Tailored Brands, Inc.†	121,236	1,571,219
Tetra Tech, Inc.	28,298	1,698,446
Walgreens Boots Alliance, Inc.(a)	30,410	2,164,888
Walt Disney Co. (The)(a)†	21,870	2,467,811
Wyndham Destinations, Inc.†	58,099	2,616,198
		50,609,404
Energy—11.5%
Anadarko Petroleum Corp.(a)†	32,051	1,394,219
Archrock, Inc.†	211,456	2,063,813
Canadian Natural Resources Ltd.†	69,872	1,984,365
Chevron Corp.†	60,271	7,207,206
Crescent Point Energy Corp.	301,143	966,669
Dawson Geophysical Co.*(a)	102,305	369,321
Enerplus Corp.	104,289	919,829
EOG Resources, Inc.†	22,068	2,074,392
Halliburton Co.(a)†	85,402	2,620,987
Marathon Oil Corp.†	148,662	2,467,789
Marathon Petroleum Corp.	23,168	1,436,648
Mitcham Industries, Inc.*	326,912	1,333,801
Oceaneering International, Inc.*	57,847	893,736
Parsley Energy, Inc., Class A*	55,747	1,011,251
Phillips 66†	23,715	2,285,177
Pioneer Natural Resources Co.(a)†	10,300	1,451,785
ProPetro Holding Corp.*(a)	83,377	1,655,867
Schlumberger Ltd.†	89,201	3,930,196
Solaris Oilfield Infrastructure, Inc. Class A(a)	66,967	1,138,439
Valero Energy Corp.†	16,784	1,368,903
Viper Energy Partners LP(a)†	63,039	2,074,613
		40,649,006
Finance—14.2%
AerCap Holdings NV*†	26,531	1,197,609
AMERCO(a)	5,938	2,283,695
American International Group, Inc.(a)	44,773	1,934,194
Arthur J Gallagher & Co.(a)	23,163	1,859,526
Banco Macro SA - ADR	30,512	1,540,856
Bank of America Corp.†	144,329	4,197,087
Bar Harbor Bankshares	4,116	106,275
Berkshire Hathaway, Inc., Class B*†#	36,458	7,338,995
BGC Partners, Inc., Class A(a)	212,329	1,301,577
Citigroup, Inc.†	101,194	6,474,392
Discover Financial Services†	35,500	2,542,155
E*TRADE Financial Corp.	42,972	2,105,198
FedNat Holding Co.(a)	81,624	1,489,638
Fortress Transportation & Infrastructure Investors LLC	62,852	1,006,889
Jefferies Financial Group, Inc.†	83,363	1,689,768

The accompanying notes are an integral part of the financial statements.

14  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
Finance—(continued)
Lazard Ltd., Class A†	43,098	$1,613,158
Loews Corp.(a)	39,649	1,888,085
Morgan Stanley†	83,775	3,516,875
Stifel Financial Corp.(a)†	66,408	3,614,588
Umpqua Holdings Corp.(a)†	125,909	2,289,026
		49,989,586
Health Care—10.6%
Akebia Therapeutics, Inc.*(a)	211,849	1,542,261
Anthem, Inc.†	10,210	3,070,453
Celgene Corp.*	22,097	1,836,703
Cigna Corp.†	15,564	2,714,984
DaVita, Inc.*	32,018	1,821,824
Exelixis, Inc.*(a)†	114,397	2,561,349
HCA Healthcare, Inc.†	24,652	3,427,614
Jazz Pharmaceuticals PLC*	12,642	1,770,259
Johnson & Johnson†	34,341	4,692,354
Laboratory Corp. of America Holdings*†	20,770	3,078,945
Medtronic PLC†	30,867	2,793,464
Novartis AG - SP ADR†	39,979	3,647,284
Tivity Health, Inc.*(a)	33,583	718,676
UnitedHealth Group, Inc.†	15,175	3,675,689
		37,351,859
Real Estate Investment Trusts—3.0%
CatchMark Timber Trust, Inc., Class A(a)	112,952	1,078,691
Industrial Logistics Properties Trust	99,972	2,085,416
Medical Properties Trust, Inc.(a)	78,034	1,422,560
Newmark Group, Inc., Class A	115,298	1,067,659
Piedmont Office Realty Trust, Inc., Class A	106,338	2,176,739
Wheeler Real Estate Investment Trust, Inc.*(a)	343,391	690,216
Xenia Hotels & Resorts, Inc.	108,162	2,112,404
		10,633,685
Technology—22.6%
Baidu, Inc. - SP ADR*†	21,293	3,460,964
Booking Holdings, Inc.*	1,023	1,736,072
CACI International, Inc., Class A*	15,863	2,891,190
Capgemini SE - ADR	86,801	2,074,110
CDW Corp.	23,473	2,203,880
Citrix Systems, Inc.(a)	19,766	2,085,313
Cognizant Technology Solutions Corp., Class A†	36,158	2,566,495
Coherent, Inc.*(a)	16,251	2,162,683
Dolby Laboratories, Inc. Class A†	30,638	1,985,342
EchoStar Corp., Class A*	56,848	2,192,059
Euronet Worldwide, Inc.*(a)	17,580	2,361,346
EVERTEC, Inc.†	82,159	2,351,391
Fabrinet*(a)	29,554	1,728,909
Facebook, Inc., Class A*	33,437	5,398,404
First Data Corp., Class A*(a)†	101,615	2,554,601
Flex Ltd.*†	78,102	823,195
Hollysys Automation Technologies, Ltd.	139,241	3,081,403
Infosys Ltd. - SP ADR(a)	188,850	2,024,472
Insight Enterprises, Inc.*†	53,983	3,013,331
InterDigital Inc.(a)	30,046	2,095,108
	NUMBER OF SHARES	VALUE
Technology—(continued)
LogMeIn, Inc.(a)	27,175	$2,158,782
Marvell Technology Group Ltd.(a)	97,107	1,937,285
Maxim Integrated Products, Inc.	35,773	1,947,124
Microchip Technology, Inc.(a)	20,420	1,773,885
Model N, Inc.*	76,452	1,322,620
Net 1 UEPS Technologies, Inc.*	316,059	1,235,791
Nuance Communications, Inc.*	150,437	2,522,828
Open Text Corp.	39,007	1,479,145
Rubicon Project Inc., (The)*	335,745	1,970,823
Sabre Corp.†	121,337	2,721,589
Sensata Technologies Holding PLC*(a)	28,279	1,434,594
SINA Corp.*	13,932	938,599
SYNNEX Corp.(a)†	31,720	3,112,366
WageWorks, Inc.*(a)	53,248	1,751,859
YY, Inc. - ADR*	26,863	1,893,842
Zebra Technologies Corp., Class A*†	14,635	2,934,464
		79,925,864
Transportation—1.7%
Forward Air Corp.(a)	21,038	1,360,107
Golar LNG Partners LP	52,164	672,916
Overseas Shipholding Group, Inc., Class A*	463,869	913,822
Teekay LNG Partners LP	86,237	1,228,015
United Parcel Service, Inc., Class B†	15,143	1,668,758
		5,843,618
Utilities—2.1%
Cheniere Energy, Inc.*	25,586	1,649,017
Enterprise Products Partners LP	71,438	1,975,261
MPLX LP	57,080	1,892,773
TerraForm Power, Inc., Class A	144,675	1,809,884
		7,326,935
TOTAL COMMON STOCKS (Cost $281,770,179)		350,129,723
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—15.5%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%(b)	54,729,523	54,729,523
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $54,729,523)		54,729,523
SHORT-TERM INVESTMENTS—0.6%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, Institutional Class, 2.28%(b)	2,029,092	2,029,092
TOTAL SHORT-TERM INVESTMENTS (Cost $2,029,092)		2,029,092
TOTAL LONG POSITIONS—115.3% (Cost $338,528,794)		406,888,338

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  15

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
SECURITIES SOLD SHORT—(51.0%)
COMMON STOCKS—(51.0%)
Basic Industries—(1.8%)
CryoPort, Inc.*	(112,267)	$(1,291,070)
MAG Silver Corp.*	(138,684)	(1,357,716)
Mountain Province Diamonds, Inc.*	(38,279)	(40,142)
Seabridge Gold, Inc.*	(84,833)	(1,215,657)
Tanzanian Royalty Exploration Corp.*	(147,000)	(94,021)
Trex Co., Inc.*	(21,868)	(1,639,007)
Uranium Energy Corp.*	(522,825)	(658,760)
		(6,296,373)
Capital Goods—(4.6%)
AAON, Inc.	(51,606)	(2,057,015)
Applied Energetics, Inc.*	(333,673)	(32,700)
Axon Enterprise, Inc.*	(35,375)	(1,904,236)
Blue Bird Corp.*	(98,728)	(1,836,341)
DynaMotive Energy Systems Corp.*‡	(72,185)	(7)
GCP Applied Technologies, Inc.*	(68,725)	(2,059,688)
KeyW Holding Corp., (The)*	(153,981)	(1,139,459)
Kornit Digital Ltd.*	(95,810)	(2,146,144)
Kratos Defense & Security Solutions, Inc.*	(126,218)	(2,169,688)
Proto Labs, Inc.*	(13,512)	(1,526,721)
Summit Materials, Inc., Class A*	(79,915)	(1,358,555)
		(16,230,554)
Communications—(2.6%)
CTC Communications Group, Inc.*‡	(98,900)	0
GTT Communications, Inc.*	(47,154)	(1,474,034)
Netflix, Inc.*	(21,470)	(7,688,407)
		(9,162,441)
Consumer Durables—(2.3%)
Century Communities, Inc.*	(69,493)	(1,586,525)
GoPro, Inc., Class A*	(321,972)	(1,877,097)
iRobot Corp.*	(12,652)	(1,582,259)
Kandi Technologies Group, Inc.*	(66,950)	(484,049)
National Presto Industries, Inc.	(9,341)	(1,047,500)
Qsound Labs, Inc.*‡	(4,440)	0
Tesla, Inc.*	(5,027)	(1,608,037)
		(8,185,467)
Consumer Non-Durables—(5.2%)
Amish Naturals, Inc.*‡	(25,959)	0
Canada Goose Holdings, Inc.*	(22,420)	(1,275,922)
elf Beauty, Inc.*	(132,445)	(1,052,938)
Fitbit, Inc., Class A*	(336,040)	(1,989,357)
Freshpet, Inc.*	(44,236)	(1,823,408)
Lancaster Colony Corp.	(5,674)	(889,513)
Limoneira Co.	(70,011)	(1,638,257)
Marine Products Corp.	(38,933)	(551,291)
MGP Ingredients, Inc.	(22,901)	(1,874,447)
Monster Beverage Corp.*	(37,524)	(2,395,157)
National Beverage Corp.	(27,472)	(1,884,304)
Primo Water Corp.*	(147,214)	(2,159,629)
Valence Technology, Inc.*‡	(27,585)	(3)
Vince Holding Corp.*	(63,307)	(920,484)
		(18,454,710)
	NUMBER OF SHARES	VALUE
Consumer Services—(9.9%)
ADT, Inc.	(137,006)	$(1,096,048)
Ascena Retail Group, Inc.*	(332,422)	(737,977)
Brink’s Co. (The)	(28,784)	(2,271,633)
Carvana Co.*	(51,708)	(2,319,621)
Chegg, Inc.*	(43,888)	(1,739,281)
Chuy’s Holdings, Inc.*	(63,243)	(1,414,746)
Cimpress NV*	(17,460)	(1,440,450)
Corporate Resource Services, Inc.*	(218,896)	(120)
Dave & Buster’s Entertainment, Inc.	(29,029)	(1,490,059)
Domino’s Pizza, Inc.	(7,180)	(1,801,749)
Fiesta Restaurant Group, Inc.*	(72,344)	(1,090,224)
Lands’ End, Inc.*	(92,113)	(1,679,220)
MarineMax, Inc.*	(47,241)	(927,341)
Meredith Corp.	(15,611)	(894,042)
Natural Grocers by Vitamin Cottage, Inc.*	(53,654)	(761,887)
Noodles & Co.*	(198,953)	(1,559,791)
Pinduoduo, Inc. - ADR*	(60,975)	(1,825,591)
SeaWorld Entertainment, Inc.*	(70,571)	(1,925,883)
Select Interior Concepts, Inc., Class A*	(16,016)	(208,208)
Shake Shack, Inc. Class A*	(26,377)	(1,454,428)
Sonic Automotive, Inc., Class A	(65,791)	(988,839)
Town Sports International Holdings, Inc.*	(190,994)	(1,040,917)
TransEnterix, Inc.*	(258,389)	(643,389)
TripAdvisor, Inc.*	(46,931)	(2,495,321)
Wayfair, Inc. Class A*	(18,022)	(2,985,885)
		(34,792,650)
Energy—0.0%
Beard Co.*	(9,710)	(7)
Finance—(3.7%)
Farmers & Merchants Bancorp Inc.	(38,823)	(1,188,372)
Kinsale Capital Group, Inc.	(33,988)	(2,269,039)
RLI Corp.	(27,815)	(1,961,514)
Siebert Financial Corp.*	(99,983)	(1,259,786)
Southside Bancshares, Inc.	(31,771)	(1,103,089)
Trupanion, Inc.*	(72,661)	(2,205,261)
Westamerica Bancorporation	(29,775)	(1,913,937)
WillScot Corp.*	(116,632)	(1,188,480)
		(13,089,478)
Health Care—(4.8%)
Align Technology, Inc.*	(11,284)	(2,922,217)
BodyTel Scientific, Inc.*‡	(4,840)	0
CareView Communications, Inc.*	(190,048)	(2,651)
Corbus Pharmaceuticals Holdings, Inc.*	(93,856)	(651,361)
Corindus Vascular Robotics, Inc.*	(423,600)	(559,152)
Cross Country Healthcare, Inc.*	(181,246)	(1,584,090)
Endologix, Inc.*	(343,274)	(178,880)
Heska Corp.*	(26,778)	(2,190,173)
Natera, Inc.*	(52,831)	(836,843)
Quidel Corp.*	(28,055)	(1,839,286)
ResMed, Inc.	(14,527)	(1,488,001)
Tactile Systems Technology, Inc.*	(43,420)	(3,300,354)
ViewRay, Inc.*	(174,424)	(1,479,116)
Vital Therapies, Inc.*	(197,778)	(46,873)
		(17,078,997)

The accompanying notes are an integral part of the financial statements.

16  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
Real Estate Investment Trusts—(1.1%)
Agree Realty Corp.	(27,717)	$(1,821,839)
Redfin Corp.*	(93,927)	(1,875,722)
		(3,697,561)
Technology—(13.1%)
2U, Inc.*	(17,063)	(1,257,543)
8x8, Inc.*	(113,085)	(2,224,382)
ANTs Software, Inc.*‡	(10,334)	(1)
Benefitfocus, Inc.*	(20,468)	(1,005,388)
Box, Inc., Class A*	(62,221)	(1,259,353)
Capstone Turbine Corp.*	(26,386)	(22,162)
Consygen, Inc.*‡	(200)	0
Cree, Inc.*	(39,590)	(2,154,092)
Ener1, Inc.*‡	(102,820)	(10)
Enphase Energy, Inc.*	(452,739)	(4,106,343)
FireEye, Inc.*	(102,230)	(1,713,375)
Glu Mobile, Inc.*	(121,955)	(1,095,156)
Harmonic, Inc.*	(393,550)	(2,172,396)
Impinj, Inc.*	(72,357)	(1,210,533)
Inovalon Holdings, Inc., Class A*	(101,955)	(1,339,689)
Inseego Corp.*	(450,552)	(2,405,948)
Instructure, Inc.*	(42,610)	(1,991,165)
Interliant, Inc.*‡	(600)	0
Knowles Corp.*	(116,519)	(1,896,929)
LivePerson, Inc.*	(51,805)	(1,448,468)
Medidata Solutions, Inc.*	(28,137)	(2,110,838)
Nestor, Inc.*‡	(15,200)	(1)
NetScout Systems, Inc.*	(80,665)	(2,207,801)
Proofpoint, Inc.*	(18,044)	(2,130,816)
PROS Holdings, Inc.*	(65,717)	(2,799,544)
Shopify, Inc., Class A*	(9,385)	(1,775,173)
Sonos, Inc.*	(80,615)	(832,753)
Spotify Technology SA*	(16,904)	(2,368,926)
Square, Inc., Class A*	(22,544)	(1,831,474)
SunPower Corp.*	(245,880)	(1,585,926)
Tiger Telematics, Inc.*‡	(6,510)	0
TrueCar, Inc.*	(197,726)	(1,431,536)
Uni-Pixel, Inc.*	(19,665)	(24)
Worldgate Communications, Inc.*‡	(582,655)	(58)
Xybernaut Corp.*‡	(34,156)	0
		(46,377,803)
Utilities—(1.9%)
Cadiz, Inc.*	(54,282)	(533,592)
California Water Service Group	(40,442)	(2,103,793)
MGE Energy, Inc.	(20,031)	(1,280,382)
PNM Resources, Inc.	(24,011)	(1,048,800)
Sempra Energy	(14,561)	(1,753,727)
		(6,720,294)
TOTAL COMMON STOCKS (Proceeds $(177,724,833))		(180,086,335)
TOTAL SECURITIES SOLD SHORT—(51.0%) (Proceeds $(177,724,833))		(180,086,335)
	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
OPTIONS WRITTEN††—(0.1%)
Call Options Written—(0.1%)
Energous Corp.
Expiration: 01/17/2020, Exercise Price: 20.00	(623)	(358,848)	$(18,690)
Tesla, Inc.
Expiration: 08/16/2019, Exercise Price: 365.00	(63)	(2,015,244)	(153,090)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(660,851))			(171,780)
Put Options Written—(0.0%)
Berkshire Hathaway, Inc., Class B
Expiration: 01/17/2020, Exercise Price: 185.00	(131)	(2,637,030)	(84,495)
TOTAL PUT OPTIONS WRITTEN (Premiums received $(183,119))			(84,495)
TOTAL OPTIONS WRITTEN (Premiums received $(843,970))			(256,275)
OTHER ASSETS IN EXCESS OF LIABILITIES—35.8%			126,356,304
NET ASSETS—100.0%			$352,902,032

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $52,788,759.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2019, short securities amounted to $(80) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  17

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (concluded) (unaudited)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$12,681,247	$12,681,247	$—	$—		$—
Capital Goods	26,912,240	26,912,240	—	—	**	—
Communications	17,295,972	17,295,972	—	—		—
Consumer Durables	2,173,323	2,173,323	—	—		—
Consumer Non-Durables	8,736,984	8,736,984	—	—		—
Consumer Services	50,609,404	50,518,917	—	—		—
Energy	40,649,006	40,649,006	—	—		—
Finance	49,989,586	49,989,586	—	—		—
Health Care	37,351,859	37,351,859	—	—		—
Real Estate Investment Trusts	10,633,685	10,633,685	—	—		—
Technology	79,925,864	79,925,864	—	—		—
Transportation	5,843,618	5,843,618	—	—		—
Utilities	7,326,935	7,326,935	—	—		—
Investments Purchased with Proceeds from Securities Lending Collateral	54,729,523	—	—	—		54,729,523
Short-Term Investments	2,029,092	2,029,092	—	—		—
Total Assets	$406,888,338	$352,068,328	$—	$ —	**	$54,729,523

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Basic Industries	$(6,296,373)	$(6,296,373)	$—	$—		$—
Capital Goods	(16,230,554)	(16,230,547)	—	(7)		—
Communications	(9,162,441)	(9,162,441)	—	—	**	—
Consumer Durables	(8,185,467)	(8,185,467)	—	—	**	—
Consumer Non-Durables	(18,454,710)	(18,454,707)	—	(3)		—
Consumer Services	(34,792,650)	(34,792,530)	(120)	—		—
Energy	(7)	—	(7)	—		—
Finance	(13,089,478)	(13,089,478)	—	—		—
Health Care	(17,078,997)	(17,076,346)	(2,651)	—	**	—
Real Estate Investment Trusts	(3,697,561)	(3,697,561)	—	—		—
Technology	(46,377,803)	(46,377,733)	—	(70)		—
Utilities	(6,720,294)	(6,720,294)	—	—		—
Options Written
Equity Contracts	(256,275)	(171,780)	(84,495)	—		—
Total Liabilities	$(180,342,610)	$(180,255,257)	$(87,273)	$(80)		$—

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

18  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (unaudited)

	NUMBER OF SHARES	VALUE
LONG POSITIONS—99.6%
COMMON STOCKS—99.2%
Basic Industries—4.1%
Avery Dennison Corp.	166,480	$17,986,499
FMC Corp.	279,621	25,026,080
Graphic Packaging Holding Co.†	2,784,291	33,912,664
Mosaic Co., (The)†	1,202,700	37,608,429
Nutrien Ltd.†	656,649	35,747,972
Rio Tinto PLC - SP ADR	164,955	9,600,381
Stornoway Diamond Corp.*	16,689,756	2,409,707
WestRock Co.†	687,598	25,702,413
		187,994,145
Capital Goods—9.3%
AMETEK, Inc.†	556,463	44,283,326
Boeing Co., (The)†	131,959	58,056,682
Caterpillar, Inc.	177,228	24,340,493
Cemex SAB de CV - SP ADR*	264,139	1,281,074
CRH PLC	505,785	16,011,346
Curtiss-Wright Corp.	67,652	8,340,815
Dover Corp.	341,056	30,875,800
Emerson Electric Co.	285,267	19,440,946
HD Supply Holdings, Inc.*	930,167	40,006,483
Ingersoll-Rand PLC	150,579	15,895,119
ITT, Inc.	737,743	42,612,036
Masco Corp.†	338,874	12,728,107
Owens Corning	416,195	20,780,616
PACCAR, Inc.	216,779	14,697,616
Parker-Hannifin Corp.†	111,878	19,708,428
Trinseo SA	317,682	15,944,460
United Technologies Corp.†	323,565	40,662,414
		425,665,761
Communications—2.9%
China Mobile Ltd. - SP ADR	246,435	12,984,660
Comcast Corp., Class A†	1,908,079	73,785,415
Liberty Global PLC, Series C*	410,924	10,433,360
Verizon Communications, Inc.†	655,815	37,328,990
		134,532,425
Consumer Durables—2.8%
Gentex Corp.	836,160	17,007,494
Lear Corp.	158,039	24,032,991
Persimmon PLC	1,038,917	33,556,115
Sony Corp.	1,072,900	51,515,847
		126,112,447
Consumer Non-Durables—6.9%
Altria Group, Inc.†	1,017,344	53,318,999
Ambev SA - ADR	3,689,043	16,711,365
Coca-Cola European Partners PLC†	602,143	28,385,021
Heineken Holding NV	117,398	11,344,262
Imperial Brands PLC	1,144,144	38,125,488
Molson Coors Brewing Co., Class B	283,733	17,494,977
Mondelez International, Inc., Class A	513,374	24,210,718
Nomad Foods Ltd.*†	2,079,630	41,800,563
PepsiCo, Inc.	164,776	19,054,696
Philip Morris International, Inc.	235,934	20,512,102
Swedish Match AB	408,558	19,147,935
Unilever NV	513,456	27,716,355
		317,822,481
	NUMBER OF SHARES	VALUE
Consumer Services—12.4%
CDK Global, Inc.	709,074	$41,133,383
CVS Health Corp.†	616,904	35,675,558
Dollar Tree, Inc.*	122,250	11,776,343
eBay, Inc.*†	2,124,778	78,935,503
Equiniti Group PLC	1,416,791	3,767,711
Expedia Group, Inc.	182,160	22,462,150
GVC Holdings PLC	1,014,412	8,824,157
Interpublic Group of Cos., Inc., (The)	1,274,677	29,355,811
KAR Auction Services, Inc.	1,074,877	50,680,451
Las Vegas Sands Corp.	559,636	34,378,439
Lowe’s Cos., Inc.	331,413	34,828,192
ManpowerGroup, Inc.	135,960	11,454,630
Melco Resorts & Entertainment Ltd. - ADR	1,030,547	23,743,803
Moody’s Corp.	78,520	13,593,382
Robert Half International, Inc.†	344,118	23,465,406
S&P Global, Inc.	64,978	13,019,642
Target Corp.	191,063	13,878,816
Teleperformance	137,021	24,449,309
Tribune Media Co., Class A	774,407	35,800,836
Walgreens Boots Alliance, Inc.	165,142	11,756,459
Wyndham Destinations, Inc.	641,745	28,897,777
Wyndham Hotels & Resorts, Inc.	314,161	16,515,444
		568,393,202
Energy—8.3%
Apergy Corp.*	349,811	14,685,066
Cactus, Inc., Class A*	531,255	19,263,306
Canadian Natural Resources Ltd.	1,032,771	29,330,696
Chevron Corp.†	368,506	44,065,948
Cimarex Energy Co.	330,267	23,749,500
ConocoPhillips	357,790	24,276,052
Diamondback Energy, Inc.	165,099	16,993,640
Ecopetrol SA - SP ADR	766,739	15,518,797
Enerplus Corp.	1,941,438	17,113,630
Kosmos Energy Ltd.*	1,071,415	6,857,056
Marathon Oil Corp.	911,067	15,123,712
Noble Energy, Inc.	861,968	19,092,591
Phillips 66	100,292	9,664,137
Pioneer Natural Resources Co.†	169,274	23,859,170
Royal Dutch Shell PLC, Class A	1,432,701	44,660,113
TOTAL SA - SP ADR	609,080	34,662,743
Tullow Oil PLC	2,169,929	6,354,187
Vista Oil & Gas SAB de CV*	2,157,038	15,550,130
		380,820,474
Finance—20.5%
Air Lease Corp.	211,845	7,914,529
Alleghany Corp.†	49,014	31,514,042
Allstate Corp., (The)†	434,753	41,031,988
American Express Co.	141,988	15,297,787
American International Group, Inc.	839,485	36,265,752
Ameriprise Financial, Inc.	172,713	22,734,212
Aon PLC†	198,073	33,975,462
Aviva PLC	2,699,763	15,133,659
Bank of America Corp.†	1,946,871	56,615,009
Bank of Ireland Group PLC	1,585,860	10,303,519
BB&T Corp.†	332,814	16,963,530
Berkshire Hathaway, Inc., Class B*†	220,473	44,381,215
Capital One Financial Corp.†	107,468	8,982,175
Chubb Ltd.†	248,166	33,229,427

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  19

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
Finance—(continued)
Citigroup, Inc.†	868,911	$55,592,926
Citizens Financial Group, Inc.†	213,731	7,895,223
Discover Financial Services†	516,239	36,967,875
DNB ASA	596,858	11,432,173
E*TRADE Financial Corp.	343,375	16,821,941
East West Bancorp, Inc.	289,646	15,817,568
Everest Re Group Ltd.	109,374	24,730,555
Fifth Third Bancorp†	557,202	15,367,631
Goldman Sachs Group, Inc., (The)†	63,758	12,541,199
Huntington Bancshares, Inc.†	2,202,699	31,740,893
JPMorgan Chase & Co.†	512,306	53,464,254
KeyCorp	1,972,830	34,840,178
Marsh & McLennan Cos., Inc.	228,739	21,277,302
Morgan Stanley	342,687	14,386,000
Navient Corp.†	299,677	3,662,053
PNC Financial Services Group, Inc. (The)	120,770	15,219,435
Regions Financial Corp.	1,367,796	22,431,854
SLM Corp.*	1,423,612	15,730,913
State Street Corp.†	123,246	8,857,690
Sumitomo Mitsui Financial Group, Inc.	224,800	7,987,887
SunTrust Banks, Inc.†	282,885	18,350,750
Swiss Re AG	126,674	12,521,745
Synchrony Financial	567,063	18,491,924
TD Ameritrade Holding Corp.†	392,136	22,089,021
Travelers Cos., Inc., (The)†	140,225	18,637,305
United Overseas Bank Ltd.	568,200	10,472,439
Wells Fargo & Co.†	788,611	39,343,803
		941,014,843
Health Care—9.6%
AbbVie, Inc.†	242,593	19,223,069
AmerisourceBergen Corp.	180,591	15,043,230
Anthem, Inc.†	110,618	33,266,151
Biogen, Inc.*	57,990	19,021,300
Cigna Corp.†	251,469	43,866,253
Gilead Sciences, Inc.	271,879	17,677,573
ICON PLC*	111,454	15,601,331
IQVIA Holdings, Inc.*	239,302	33,526,210
Jazz Pharmaceuticals PLC*	125,501	17,573,905
Johnson & Johnson†	534,934	73,093,382
Laboratory Corp. of America Holdings*	82,813	12,276,199
McKesson Corp.	175,396	22,303,355
Merck & Co., Inc.	354,476	28,815,354
Novartis AG - SP ADR	135,969	12,404,452
Novo Nordisk A/S, Class B	459,937	22,548,708
Pfizer, Inc.†	500,894	21,713,755
UnitedHealth Group, Inc.	126,788	30,710,589
		438,664,816
Real Estate Investment Trusts—0.6%
Retail Properties of America, Inc., Class A	745,025	9,283,012
SL Green Realty Corp.	220,496	20,003,397
		29,286,409
	NUMBER OF SHARES	VALUE
Technology—19.4%
Alliance Data Systems Corp.	40,645	$7,031,585
Alphabet, Inc., Class A*†	60,864	68,566,339
Alphabet, Inc., Class C*	11,576	12,964,194
Amdocs Ltd.†	209,942	11,666,477
Arrow Electronics, Inc.*†	453,743	36,163,317
Atos SE	153,240	14,701,865
Avnet, Inc.	594,048	25,835,148
Baidu, Inc. - SP ADR*†	100,481	16,332,182
Broadcom, Inc.	75,834	20,881,650
Capgemini SA	305,338	36,496,477
CDW Corp.†	249,504	23,425,931
Cisco Systems, Inc.†	1,343,052	69,529,802
DXC Technology Co.†	622,409	40,991,857
Eaton Corp. PLC†	421,605	33,631,431
Flex Ltd.*†	2,513,522	26,492,522
GrafTech International Ltd.	1,351,196	19,484,246
Hewlett Packard Enterprise Co.†	1,944,356	31,848,551
HP, Inc.†	1,604,039	31,647,689
Jabil, Inc.†	319,025	9,060,310
KLA-Tencor Corp.	245,533	28,356,606
Leidos Holdings, Inc.†	463,935	29,965,562
Marvell Technology Group Ltd.†	1,963,060	39,163,047
Microsoft Corp.†	693,427	77,684,627
NetApp, Inc.†	367,636	23,969,867
Oracle Corp.†	643,606	33,551,181
Qorvo, Inc.*	106,271	7,453,848
Samsung Electronics Co., Ltd.	1,015,676	40,649,211
Versum Materials, Inc.	729,847	35,762,503
Xerox Corp.	1,099,645	33,979,031
		887,287,056
Transportation—2.2%
Delta Air Lines, Inc.†	346,730	17,190,874
Southwest Airlines Co.	213,529	11,966,165
Union Pacific Corp.	237,549	39,836,967
United Parcel Service, Inc., Class B	288,787	31,824,327
		100,818,333
Utilities—0.2%
Vistra Energy Corp.*	265,279	6,907,865
TOTAL COMMON STOCKS (Cost $3,736,518,916)		4,545,320,257
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV *‡	1,204,819	124,972
TOTAL WARRANTS (Cost $0)		124,972
SHORT-TERM INVESTMENTS—0.4%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, Institutional Class, 2.28%(a)	19,013,068	19,013,068
TOTAL SHORT-TERM INVESTMENTS (Cost $19,013,068)		19,013,068
TOTAL LONG POSITIONS—99.6% (Cost $3,755,531,984)		4,564,458,297

The accompanying notes are an integral part of the financial statements.

20  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
SECURITIES SOLD SHORT—(44.9%)
COMMON STOCKS—(44.9%)
Basic Industries—(4.7%)
Balchem Corp.	(217,371)	$(19,287,329)
Ball Corp.	(117,144)	(6,417,148)
Compass Minerals International, Inc.	(239,148)	(12,526,572)
First Quantum Minerals Ltd.	(654,186)	(7,501,552)
Franco-Nevada Corp.	(228,224)	(17,193,759)
Gerdau SA - SP ADR	(3,742,070)	(15,155,383)
Greif, Inc., Class A	(365,141)	(14,678,668)
NewMarket Corp.	(22,261)	(9,772,579)
Quaker Chemical Corp.	(115,349)	(24,106,788)
RPM International, Inc.	(267,469)	(15,478,431)
Sonoco Products Co.	(262,009)	(15,167,701)
Stora Enso OYJ	(957,200)	(12,820,600)
Trex Co., Inc.*	(244,155)	(18,299,417)
US Silica Holdings, Inc.	(628,716)	(9,367,868)
Yara International ASA	(447,731)	(18,828,306)
		(216,602,101)
Capital Goods—(6.3%)
AAON, Inc.	(362,105)	(14,433,505)
Elbit Systems Ltd.	(141,071)	(18,569,724)
FANUC Corp.	(77,500)	(12,839,396)
GCP Applied Technologies, Inc.*	(846,435)	(25,367,657)
Geberit AG	(56,566)	(22,558,528)
HB Fuller Co.	(147,072)	(7,424,195)
MasTec, Inc.*	(412,563)	(17,814,470)
MISUMI Group, Inc.	(660,000)	(16,054,521)
Saab AB, Class A	(849,569)	(29,136,950)
Sika AG	(175,848)	(23,753,295)
TransDigm Group, Inc.*	(39,576)	(17,179,546)
Triumph Group, Inc.	(1,031,412)	(23,887,502)
Wabtec Corp.	(206,985)	(15,163,721)
Weir Group, (The) PLC	(785,312)	(17,079,616)
Wesco Aircraft Holdings, Inc.*	(1,620,916)	(13,761,577)
Yaskawa Electric Corp.	(478,700)	(13,660,341)
		(288,684,544)
Communications—(0.6%)
Cogent Communications Holdings, Inc.	(438,353)	(21,352,175)
GTT Communications, Inc.*	(179,348)	(5,606,418)
		(26,958,593)
Consumer Durables—(1.2%)
Dorman Products, Inc.*	(189,267)	(15,311,700)
Leggett & Platt, Inc.	(685,990)	(31,157,666)
LKQ Corp.*	(331,640)	(9,186,428)
		(55,655,794)
Consumer Non-Durables—(3.2%)
B&G Foods, Inc.	(215,651)	(5,309,328)
Calbee, Inc.*	(337,800)	(9,377,933)
Cal-Maine Foods, Inc.	(264,420)	(11,660,922)
Campbell Soup Co.	(355,063)	(12,789,369)
China Resources Beer Holdings Co., Ltd.	(2,528,000)	(9,421,870)
Fitbit, Inc., Class A*	(1,520,670)	(9,002,366)
General Mills, Inc.	(127,034)	(5,987,112)
Hain Celestial Group Inc., (The)*	(658,840)	(12,959,383)
JM Smucker Co., (The)	(108,228)	(11,462,428)
	NUMBER OF SHARES	VALUE
Consumer Non-Durables—(continued)
Kimberly-Clark de Mexico SAB de CV, Class A	(4,644,700)	$(7,491,685)
MGP Ingredients, Inc.	(127,290)	(10,418,687)
National Beverage Corp.	(111,051)	(7,616,988)
Treasury Wine Estates Ltd.	(1,076,400)	(11,434,308)
Under Armour, Inc., Class A*	(982,757)	(22,161,170)
		(147,093,549)
Consumer Services—(5.5%)
Carvana Co.*	(443,118)	(19,878,274)
Casey’s General Stores, Inc.	(81,399)	(10,967,701)
Choice Hotels International, Inc.	(238,590)	(19,049,026)
Cimpress NV*	(53,068)	(4,378,110)
Cracker Barrel Old Country Store, Inc.	(110,774)	(17,944,280)
FactSet Research Systems, Inc.	(37,197)	(8,747,619)
Hertz Global Holdings, Inc.*	(1,317,904)	(25,171,966)
Houghton Mifflin Harcourt Co.*	(644,504)	(5,098,027)
Lions Gate Entertainment Corp., Class A	(665,778)	(10,286,270)
Meredith Corp.	(272,042)	(15,579,845)
Monro Muffler Brake, Inc.	(285,641)	(21,797,265)
Norwegian Cruise Line Holdings Ltd.*	(266,422)	(14,794,414)
Pearson PLC	(944,508)	(10,649,108)
Shake Shack, Inc. Class A*	(235,539)	(12,987,621)
Texas Roadhouse, Inc.	(151,613)	(9,598,619)
Tiffany & Co.	(102,769)	(9,767,166)
TripAdvisor, Inc.*	(125,079)	(6,650,450)
Vail Resorts, Inc.	(44,796)	(9,335,038)
Wayfair, Inc. Class A*	(106,049)	(17,570,198)
		(250,250,997)
Energy—(2.4%)
Apache Corp.	(398,671)	(13,227,904)
Chesapeake Energy Corp.*	(3,135,335)	(9,280,592)
Delek US Holdings, Inc.	(365,117)	(12,917,839)
Devon Energy Corp.	(328,044)	(9,680,578)
Matador Resources Co.*	(631,665)	(11,748,969)
Murphy Oil Corp.	(580,774)	(16,784,369)
PrairieSky Royalty Ltd.	(1,225,586)	(17,853,629)
Range Resources Corp.	(774,647)	(8,288,723)
Whiting Petroleum Corp.*	(369,086)	(8,994,626)
		(108,777,229)
Finance—(8.0%)
American Equity Investment Life Holding Co.	(234,358)	(7,417,431)
Aozora Bank Ltd.	(204,600)	(5,907,857)
Banco Bilbao Vizcaya Argentaria SA	(958,373)	(5,944,634)
Bank of East Asia Ltd., (The)	(2,383,340)	(8,297,586)
Bank of Hawaii Corp.	(70,332)	(5,783,400)
Bankinter SA	(890,078)	(7,306,352)
Canadian Western Bank	(341,516)	(7,954,303)
China International Capital Corp. Ltd.	(2,568,000)	(5,963,211)
CNO Financial Group, Inc.	(512,076)	(8,720,654)
Cohen & Steers, Inc.	(293,996)	(12,277,273)
Commonwealth Bank of Australia	(126,746)	(6,649,755)
Community Bank System, Inc.	(271,368)	(17,581,933)
Credit Suisse Group AG	(670,849)	(8,273,517)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  21

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
Finance—(continued)
Cullen/Frost Bankers, Inc.	(48,745)	$(5,053,882)
CVB Financial Corp.	(550,463)	(12,545,052)
FGL Holdings*	(1,343,953)	(11,154,810)
First Financial Bankshares, Inc.	(590,231)	(38,276,480)
First Republic Bank	(110,602)	(11,610,998)
Focus Financial Partners, Inc., Class A*	(304,176)	(11,513,062)
Glacier Bancorp, Inc.	(341,835)	(14,979,210)
Hiscox Ltd.	(488,126)	(10,342,995)
ICICI Bank Ltd. - SP ADR	(535,016)	(5,275,258)
Independent Bank Corp.	(94,586)	(8,052,106)
KKR & Co, Inc., Class A	(518,204)	(11,519,675)
LendingClub Corp.*	(1,520,857)	(4,516,945)
MarketAxess Holdings, Inc.	(96,279)	(23,480,522)
Prosperity Bancshares, Inc.	(110,944)	(8,259,781)
RLI Corp.	(169,372)	(11,944,113)
Trustmark Corp.	(382,518)	(13,571,739)
UMB Financial Corp.	(71,844)	(4,943,586)
United Bankshares, Inc.	(289,969)	(11,131,910)
Voya Financial, Inc.	(201,352)	(10,182,371)
Westamerica Bancorporation	(359,882)	(23,133,215)
WisdomTree Investments, Inc.	(830,064)	(6,457,898)
		(366,023,514)
Health Care—(2.2%)
Align Technology, Inc.*	(27,619)	(7,152,492)
DENTSPLY SIRONA, Inc.	(215,844)	(9,013,645)
Genmab A/S*	(102,086)	(17,618,536)
Glaukos Corp.*	(241,341)	(17,900,262)
Healthcare Services Group, Inc.	(431,097)	(16,459,284)
Insulet Corp.*	(146,294)	(13,738,470)
Moderna, Inc.*	(443,506)	(10,023,236)
Select Medical Holdings Corp.*	(539,401)	(7,993,923)
		(99,899,848)
Real Estate Investment Trusts—(1.2%)
Iron Mountain, Inc.	(366,350)	(12,976,117)
Public Storage	(87,318)	(18,466,884)
Redfin Corp.*	(794,733)	(15,870,818)
Washington Prime Group, Inc.	(1,233,974)	(7,132,370)
		(54,446,189)
Technology—(8.3%)
2U, Inc.*	(254,912)	(18,787,014)
ACI Worldwide, Inc.*	(457,570)	(14,582,756)
Avalara, Inc.*	(223,898)	(11,689,715)
Blackbaud, Inc.	(130,100)	(10,048,924)
Cerner Corp.*	(174,965)	(9,789,292)
CoStar Group, Inc.*	(36,026)	(16,482,976)
Covetrus, Inc.*	(234,993)	(8,408,050)
Cree, Inc.*	(290,810)	(15,822,972)
Guidewire Software, Inc.*	(146,099)	(13,403,122)
HubSpot, Inc.*	(63,775)	(10,738,434)
Inovalon Holdings, Inc., Class A*	(860,044)	(11,300,978)
Knowles Corp.*	(1,168,279)	(19,019,582)
LiveRamp Holdings, Inc.*	(448,923)	(24,129,611)
Manhattan Associates, Inc.*	(285,817)	(15,648,481)
Medidata Solutions, Inc.*	(179,355)	(13,455,212)
MercadoLibre, Inc.*	(90,402)	(41,475,534)
National Instruments Corp.	(321,326)	(15,018,777)
Omron Corp.	(322,900)	(13,972,197)
Proofpoint, Inc.*	(103,626)	(12,237,194)
	NUMBER OF SHARES	VALUE
Technology—(continued)
Pure Storage, Inc., Class A*	(719,295)	$(14,731,162)
Sea Ltd. - ADR*	(694,171)	(14,924,676)
Shopify, Inc., Class A*	(132,751)	(25,109,852)
Universal Display Corp.	(136,784)	(20,413,644)
Zendesk, Inc.*	(138,341)	(10,931,706)
		(382,121,861)
Transportation-(0.5%)
American Airlines Group, Inc.	(293,799)	(10,468,058)
Spirit Airlines, Inc.*	(210,620)	(11,847,375)
		(22,315,433)
Utilities-(0.8%)
Antero Midstream GP LP	(523,761)	(6,688,428)
Keyera Corp.	(415,279)	(10,196,181)
TransCanada Corp.	(242,319)	(10,836,506)
Williams Cos, Inc. (The)	(415,671)	(11,094,259)
		(38,815,374)
TOTAL COMMON STOCKS (Proceeds $(1,859,804,204))		(2,057,645,026)
TOTAL SECURITIES SOLD SHORT—(44.9%) (Proceeds $(1,859,804,204))		(2,057,645,026)
OTHER ASSETS IN EXCESS OF LIABILITIES—45.3%		2,074,255,819
NET ASSETS—100.0%		$4,581,069,090

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	Seven-day yield as of February 28, 2019.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB fund, Inc.’s Board of Directors. As of February 28, 2019, these securities amounted to $124,972 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

22  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued) (unaudited)

Contracts For Difference held by the Fund at February 28, 2019, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.48%	Monthly	923,900	$15,330,139	$590,516
Kweichow Moutai	Goldman Sachs	9/15/2020	2.48	Monthly	152,700	17,233,169	722,073
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	12/31/2021	2.48	Monthly	1,482,269	15,832,064	562,085
						48,395,372	1,874,674
Total Long						48,395,372	1,874,674
Short
Brazil
Raia Drogasil SA	Goldman Sachs	9/15/2020	2.40	Monthly	(455,400)	$(7,971,607)	$(740,052)
China
Semiconductor Manufacturing	Goldman Sachs	12/31/2020	0.49	Monthly	(19,013,600)	(19,247,949)	(240,606)
Indonesia
Unilever Indonesia TBK PT	Macquarie	9/18/2019	2.38	Monthly	(2,432,800)	(8,403,824)	98,348
South Korea
Amorepacific Corp.	Macquarie	9/18/2019	2.38	Monthly	(63,347)	(11,247,229)	(872,723)
Amore Pacific Group	Macquarie	9/15/2020	2.38	Monthly	(74,110)	(4,825,580)	(469,211)
Celltrion Inc.	Goldman Sachs	9/15/2020	2.40	Monthly	(100,694)	(18,266,744)	913,893
Sillajen, Inc.	Goldman Sachs	9/15/2020	2.40	Monthly	(125,448)	(8,277,851)	(116,964)
						(42,617,404)	(545,005)
Taiwan
AU Optronics Corp.	Goldman Sachs	9/15/2020	2.40	Monthly	(50,614,000)	(18,521,607)	(473,957)
Eclat Textile Co., Ltd.	Macquarie	9/18/2019	2.38	Monthly	(869,000)	(9,909,858)	58,352
						(28,431,465)	(415,605)
Total Short						(106,672,249)	(1,842,920)
Net unrealized gain/(loss) on Contracts For Difference							$31,754

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  23

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (concluded) (unaudited)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Basic Industries	$187,994,145	$187,994,145	$—	$—
Capital Goods	425,665,761	409,654,415	16,011,346	—
Communications	134,532,425	134,532,425	—	—
Consumer Durables	126,112,447	41,040,485	85,071,962	—
Consumer Non-Durables	317,822,481	249,204,796	68,617,685	—
Consumer Services	568,393,202	531,352,025	37,041,177	—
Energy	380,820,474	329,806,174	51,014,300	—
Finance	941,014,843	873,163,421	67,851,422	—
Health Care	438,664,816	416,116,108	22,548,708	—
Real Estate Investment Trusts	29,286,409	29,286,409	—	—
Technology	887,287,056	795,439,503	91,847,553	—
Transportation	100,818,333	100,818,333	—	—
Utilities	6,907,865	6,907,865	—	—
Warrants	124,972	—	—	124,972
Short-Term Investments	19,013,068	19,013,068	—	—
Contracts For Difference
Equity Contracts	2,945,266	—	2,945,266	—
Total Assets	$4,567,403,563	$4,124,329,172	$442,949,419	$124,972

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Basic Industries	$(216,602,101)	$(184,953,195)	$(31,648,906)	$—
Capital Goods	(288,684,544)	(135,032,173)	(153,652,371)	—
Communications	(26,958,593)	(26,958,593)	—	—
Consumer Durables	(55,655,794)	(55,655,794)	—	—
Consumer Non-Durables	(147,093,549)	(116,859,438)	(30,234,111)	—
Consumer Services	(250,250,997)	(239,601,889)	(10,649,108)	—
Energy	(108,777,229)	(108,777,229)	—	—
Finance	(366,023,514)	(315,611,124)	(50,412,390)	—
Health Care	(99,899,848)	(82,281,312)	(17,618,536)	—
Real Estate Investment Trusts	(54,446,189)	(54,446,189)	—	—
Technology	(382,121,861)	(368,149,664)	(13,972,197)	—
Transportation	(22,315,433)	(22,315,433)	—	—
Utilities	(38,815,374)	(38,815,374)	—	—
Contracts For Difference
Equity Contracts	(2,913,512)	—	(2,913,512)	—
Total Liabilities	$(2,060,558,538)	$(1,749,457,407)	$(311,101,131)	$—

The accompanying notes are an integral part of the financial statements.

24  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—97.0%
Basic Industries—1.8%
FMC Corp.(a)	123,035	$11,011,632
Graphic Packaging Holding Co.(a)	1,266,283	15,423,327
Mosaic Co., (The)	295,673	9,245,695
		35,680,654
Capital Goods—7.3%
AMETEK, Inc.	81,796	6,509,326
Caterpillar, Inc.	80,905	11,111,493
Cemex SAB de CV - SP ADR*	1,100,045	5,335,218
CRH PLC - SP ADR(a)	309,587	9,826,291
Cummins, Inc.	67,266	10,365,018
Dover Corp.(a)	153,407	13,887,936
General Dynamics Corp.	79,707	13,567,725
Masco Corp.	166,330	6,247,355
Owens Corning	165,618	8,269,307
PACCAR, Inc.(a)	155,400	10,536,120
Spirit AeroSystems Holdings, Inc. Class A(a)	72,521	7,165,075
Trinseo SA	108,029	5,421,975
United Technologies Corp.	163,915	20,599,198
WESCO International, Inc.*	197,849	10,772,878
World Fuel Services Corp.	295,697	8,187,850
		147,802,765
Communications—0.5%
Comcast Corp., Class A	265,506	10,267,117
Consumer Durables—1.8%
Fiat Chrysler Automobiles NV*	285,723	4,208,700
Lear Corp.	75,622	11,499,838
Sony Corp.-SP ADR	453,253	21,751,611
		37,460,149
Consumer Non-Durables—2.9%
Altria Group, Inc.	185,254	9,709,162
Ambev SA-ADR(a)	2,000,345	9,061,563
British American Tobacco PLC - SP ADR	283,609	10,419,794
PepsiCo, Inc.	253,750	29,343,650
		58,534,169
Consumer Services—7.4%
CVS Health Corp.	210,718	12,185,822
Dick’s Sporting Goods, Inc.(a)	308,552	12,052,041
Dollar Tree, Inc.*	78,716	7,582,712
eBay, Inc.*(a)	483,184	17,950,286
Huron Consulting Group, Inc.*	115,833	5,307,468
Interpublic Group of Cos., Inc., (The)(a)	719,045	16,559,606
KAR Auction Services, Inc.	109,277	5,152,411
Las Vegas Sands Corp.	108,468	6,663,189
Lowe’s Cos., Inc.	160,209	16,836,364
ManpowerGroup, Inc.	109,971	9,265,057
Melco Resorts & Entertainment Ltd. - ADR	308,284	7,102,863
Omnicom Group, Inc.(a)	94,850	7,180,145
Robert Half International, Inc.(a)	106,117	7,236,118
Target Corp.	83,329	6,053,019
Tribune Media Co. Class A (a)	169,715	7,845,924
Wyndham Destinations, Inc.	139,098	6,263,583
		151,236,608
	NUMBER OF SHARES	VALUE
Energy—5.2%
Canadian Natural Resources Ltd.	379,450	$10,776,380
Cimarex Energy Co.(a)	182,226	13,103,872
Diamondback Energy, Inc.	158,698	16,334,785
Encana Corp.	511,807	3,710,601
Marathon Oil Corp.	1,052,678	17,474,455
Marathon Petroleum Corp.	95,248	5,906,328
Parsley Energy, Inc., Class A*	641,727	11,640,928
Phillips 66	106,568	10,268,892
Pioneer Natural Resources Co.(a)	110,729	15,607,253
		104,823,494
Finance—29.7%
Aflac, Inc.	485,813	23,872,851
Air Lease Corp.(a)	360,991	13,486,624
Alleghany Corp.	33,656	21,639,462
Allstate Corp., (The)(a)	239,104	22,566,636
American International Group, Inc.(a)	750,059	32,402,549
Aon PLC	124,066	21,281,041
Bank of America Corp.	1,576,985	45,858,724
BB&T Corp.(a)	481,728	24,553,676
Capital One Financial Corp.	191,918	16,040,506
Charles Schwab Corp., (The)	163,567	7,525,718
Chubb Ltd.(a)	211,229	28,283,563
Citigroup, Inc.	590,403	37,773,984
Discover Financial Services(a)	160,028	11,459,605
Fifth Third Bancorp(a)	353,717	9,755,515
Goldman Sachs Group, Inc., (The)(a)	72,287	14,218,853
Huntington Bancshares, Inc.(a)	1,122,305	16,172,415
JPMorgan Chase & Co.	374,450	39,077,602
KeyCorp(a)	1,658,881	29,295,838
Loews Corp.(a)	452,954	21,569,670
MetLife, Inc.	357,059	16,135,496
Prudential Financial, Inc.(a)	190,913	18,299,011
Raymond James Financial, Inc.	140,963	11,640,725
Renaissance Holdings Ltd.	81,783	12,026,190
State Street Corp.	158,023	11,357,113
Synchrony Financial	352,776	11,504,025
TD Ameritrade Holding Corp.	161,586	9,102,139
Torchmark Corp.(a)	72,606	5,994,351
Travelers Cos., Inc., (The)(a)	116,120	15,433,509
Wells Fargo & Co.	576,353	28,754,251
White Mountains Insurance Group Ltd.	21,812	20,489,975
WR Berkley Corp.	83,035	6,946,708
		604,518,325
Health Care—19.6%
Abbott Laboratories(a)	360,346	27,970,057
Allergan PLC(a)	90,442	12,454,768
AmerisourceBergen Corp.	113,067	9,418,481
Anthem, Inc.	64,006	19,248,524
Cigna Corp.	65,850	11,486,874
Gilead Sciences, Inc.	414,550	26,954,041
GlaxoSmithKline PLC - SP ADR	264,917	10,692,050
Henry Schein, Inc.*(a)	99,014	5,871,530
Jazz Pharmaceuticals PLC*	72,391	10,136,912
Johnson & Johnson	273,351	37,350,681
Laboratory Corp. of America Holdings*	119,428	17,704,007

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  25

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
Health Care—(continued)
McKesson Corp.(a)	170,681	$21,703,796
Medtronic PLC	380,121	34,400,950
Merck & Co., Inc.	585,093	47,562,210
Novartis AG-SP ADR	327,053	29,837,045
Pfizer, Inc.(a)	882,980	38,277,183
Roche Holding AG-SP ADR(a)	321,684	11,146,351
UnitedHealth Group, Inc.	64,806	15,697,309
Zimmer Biomet Holdings, Inc.(a)	91,618	11,371,626
		399,284,395
Technology—20.2%
Alliance Data Systems Corp.(a)	94,934	16,423,582
Alphabet, Inc., Class A*	13,892	15,650,033
Amdocs Ltd.	108,283	6,017,286
Analog Devices, Inc.(a)	59,939	6,411,075
Arrow Electronics, Inc.*	130,935	10,435,519
Baidu, Inc. - SP ADR*	40,691	6,613,915
Belden, Inc.(a)	110,151	6,806,230
Cisco Systems, Inc.	1,075,526	55,679,981
Cognizant Technology Solutions Corp., Class A	77,608	5,508,616
DXC Technology Co.	303,953	20,018,345
Eaton Corp. PLC	212,477	16,949,290
EnerSys(a)	175,349	12,944,263
Facebook, Inc. Class A*	95,897	15,482,571
Fidelity National Information Services, Inc.	62,417	6,750,399
First Data Corp., Class A*(a)	338,236	8,503,253
Flex Ltd.*	837,599	8,828,293
Fortive Corp.(a)	80,627	6,576,744
Hewlett Packard Enterprise Co.	1,205,783	19,750,726
HP, Inc.	913,050	18,014,476
Jabil, Inc.	450,407	12,791,559
KLA-Tencor Corp.	55,491	6,408,656
Leidos Holdings, Inc.(a)	98,676	6,373,483
Microsoft Corp.	205,673	23,041,546
Momo, Inc. - SP ADR*	247,075	8,195,478
NetApp, Inc.	76,268	4,972,674
Oracle Corp.(a)	210,531	10,974,981
Qorvo, Inc.*(a)	299,966	21,039,615
Symantec Corp.	538,289	12,106,120
TE Connectivity Ltd.	247,875	20,348,059
Versum Materials, Inc.	218,108	10,687,292
YY, Inc.-ADR*	142,786	10,066,413
		410,370,473
	NUMBER OF SHARES	VALUE
Transportation—0.6%
Delta Air Lines, Inc.(a)	243,148	$12,055,278
TOTAL COMMON STOCKS (Cost $1,583,781,253)		1,972,033,427
RIGHTS—0.0%
Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327	0
TOTAL RIGHTS (Cost $0)		0
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—26.0%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%(b)	528,806,686	528,806,686
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $528,806,686)		528,806,686
SHORT-TERM INVESTMENTS—2.9%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, Institutional Class, 2.28%(b)	58,005,078	58,005,078
TOTAL SHORT-TERM INVESTMENTS (Cost $58,005,078)		58,005,078
TOTAL INVESTMENTS—125.9% (Cost $2,170,593,017)		2,558,845,191
LIABILITIES IN EXCESS OF OTHER ASSETS—(25.9)%		(526,530,034)
NET ASSETS—100.0%		$2,032,315,157

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $516,880,743.
(b)	—	Seven-day yield as of February 28, 2019.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB fund, Inc.’s Board of Directors. As of February 28, 2019, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

26  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (concluded) (unaudited)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$35,680,654	$35,680,654	$—	$—		$—
Capital Goods	147,802,765	147,802,765	—	—		—
Communications	10,267,117	10,267,117	—	—		—
Consumer Durables	37,460,149	37,460,149	—	—		—
Consumer Non-Durables	58,534,169	58,534,169	—	—		—
Consumer Services	151,236,608	151,236,608	—	—
Energy	104,823,494	104,823,494	—	—		—
Finance	604,518,325	604,518,325	—	—		—
Health Care	399,284,395	399,284,395	—	—		—
Technology	410,370,473	410,370,473	—	—		—
Transportation	12,055,278	12,055,278	—	—		—
Rights	—	—	—	—	**	—
Investments Purchased with Proceeds from Securities Lending Collateral	528,806,686	—	—	—		528,806,686
Short-Term Investments	58,005,078	58,005,078	—	—		—
Total Assets	$2,558,845,191	$2,030,038,505	$—	$—	**	$528,806,686

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  27

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio Of Investments (unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—96.3%
Basic Industries—5.0%
Allegheny Technologies, Inc.*(a)	21,600	$618,408
Haynes International, Inc.(a)	10,200	358,836
PH Glatfelter Co.	4,547	61,157
Schweitzer-Mauduit International, Inc.	6,418	247,478
		1,285,879
Capital Goods—13.3%
Argan, Inc.	4,554	211,761
Astec Industries, Inc.	3,200	122,112
Carpenter Technology Corp.	7,254	340,503
Dycom Industries, Inc.*	4,439	200,110
FreightCar America, Inc.*(a)	34,300	265,825
Granite Construction, Inc.(a)	5,100	237,456
Great Lakes Dredge & Dock Corp.*	42,157	375,197
KBR, Inc.(a)	37,200	735,072
Landec Corp.*	6,663	85,553
Matrix Service Co.*	1,397	29,183
NN, Inc.	18,921	187,507
Orion Group Holdings, Inc.*	51,600	219,300
PGT Innovations, Inc.*	8,769	132,237
Tutor Perini Corp.*(a)	16,801	316,195
		3,458,011
Communications—0.6%
Ooma, Inc.*	9,400	153,314
Consumer Durables—4.5%
Century Communities, Inc.*	13,504	308,296
LGI Homes, Inc.*(a)	5,100	301,410
Libbey, Inc.*(a)	41,064	161,792
Tower International, Inc.	10,495	269,197
TRI Pointe Group, Inc.*(a)	9,200	115,920
		1,156,615
Consumer Non-Durables—0.4%
elf Beauty, Inc.*(a)	14,097	112,071
Consumer Services—7.9%
Boot Barn Holdings, Inc.*(a)	5,300	151,050
Covanta Holding Corp.(a)	11,900	202,062
Del Taco Restaurants, Inc.*	20,900	216,106
Hibbett Sports, Inc.*(a)	9,600	177,984
ICF International, Inc.	6,700	505,984
MDC Partners, Inc., Class A*	31,900	105,908
Pitney Bowes, Inc.(a)	20,000	143,800
Tailored Brands, Inc.	10,000	129,600
Team, Inc.*(a)	11,953	186,706
Tile Shop Holdings, Inc.(a)	36,600	233,508
		2,052,708
Energy—7.2%
Eclipse Resources Corp.*(a)	90,100	105,417
Gulfport Energy Corp.*	32,360	247,877
HighPoint Resources Corp.*(a)	121,330	314,245
Mammoth Energy Services, Inc.(a)	20,000	459,800
McDermott International, Inc.*(a)	45,985	389,953
Solaris Oilfield Infrastructure, Inc. Class A(a)	6,662	113,254
Superior Energy Services, Inc.*(a)	23,594	110,420
TETRA Technologies, Inc.*	58,554	139,944
		1,880,910
	NUMBER OF SHARES	VALUE
Finance—25.5%
Ameris Bancorp(a)	9,376	$382,260
Banner Corp.	10,100	627,513
Central Pacific Financial Corp.	16,941	494,338
CNO Financial Group, Inc.	8,500	144,755
Essent Group Ltd.*	6,800	293,352
First Foundation, Inc.*(a)	18,800	286,700
First Interstate BancSystem, Inc. Class A	10,200	424,728
Hanover Insurance Group Inc., (The)	1,600	189,936
HomeStreet, Inc.*(a)	16,909	471,761
Kearny Financial Corp.(a)	10,758	146,201
Kemper Corp.	7,500	623,250
Kennedy-Wilson Holdings, Inc.	10,300	214,034
MGIC Investment Corp.*	34,300	445,214
National Bank Holdings Corp., Class A	9,296	335,864
Origin Bancorp, Inc.(a)	6,677	240,773
Peapack Gladstone Financial Corp.	9,322	271,084
Popular, Inc.	14,400	811,872
United Community Banks, Inc.	7,900	218,751
		6,622,386
Health Care—1.5%
Accuray, Inc.*(a)	32,500	156,650
PetIQ, Inc.*(a)	5,046	151,935
Trinity Biotech PLC - SP ADR*	29,400	87,612
		396,197
Real Estate Investment Trusts—10.2%
Brixmor Property Group, Inc.	15,400	268,884
Equity Commonwealth(a)	9,600	313,440
Essential Properties Realty Trust, Inc.	23,439	397,760
GEO Group Inc., (The)(a)	5,200	118,144
Industrial Logistics Properties Trust	14,600	304,556
Investors Real Estate Trust	3,510	211,934
Ladder Capital Corp.(a)	13,992	256,753
NexPoint Residential Trust, Inc.	5,000	179,700
Piedmont Office Realty Trust, Inc. Class A	19,817	405,654
UMH Properties, Inc.(a)	13,800	188,784
		2,645,609
Technology—10.9%
Acacia Communications, Inc.*(a)	8,706	464,465
CommVault Systems, Inc.*	3,100	208,909
Extreme Networks, Inc.*	28,037	230,464
Generac Holdings, Inc.*	8,556	441,147
Lumentum Holdings, Inc.*	2,400	119,400
MicroStrategy, Inc. Class A*	2,300	325,450
NeoPhotonics Corp.*	32,300	258,400
NetScout Systems, Inc.*(a)	15,400	421,498
QAD, Inc., Class A	2,800	126,728
Ribbon Communications, Inc.*	3,131	16,125
SMART Global Holdings, Inc.*	7,607	222,961
		2,835,547

The accompanying notes are an integral part of the financial statements.

28  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
Transportation—5.7%
Air Transport Services Group, Inc.*	5,227	$121,632
Ardmore Shipping Corp.*	62,100	349,623
Scorpio Tankers, Inc.	12,156	223,792
Spirit Airlines, Inc.*(a)	5,654	318,038
StealthGas, Inc.*	51,700	167,508
YRC Worldwide, Inc.*(a)	38,200	292,994
		1,473,587
Utilities—3.6%
ALLETE, Inc.	1,900	153,995
El Paso Electric Co.	3,300	177,540
NorthWestern Corp.	2,700	185,058
Portland General Electric Co.	3,700	185,518
South Jersey Industries, Inc.(a)	7,548	218,515
		920,626
TOTAL COMMON STOCKS (Cost $22,633,696)		24,993,460
WARRANTS—0.0%
Energy—0.0%
TETRA Technologies, Inc.*‡	20,950	2,304
TOTAL WARRANTS (Cost $4,475)		2,304
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—30.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%(b)	8,031,303	8,031,303
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $8,031,303)		8,031,303
	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—5.0%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, Institutional Class, 2.28%(b)	1,286,867	$1,286,867
TOTAL SHORT-TERM INVESTMENTS (Cost $1,286,867)		1,286,867
TOTAL INVESTMENTS—132.2% (Cost $31,956,341)		34,313,934
LIABILITIES IN EXCESS OF OTHER ASSETS—(32.2)%		(8,357,381)
NET ASSETS—100.0%		$25,956,553

PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $7,708,445.
(b)	—	Seven-day yield as of February 28, 2019.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2019, these securities amounted to $2,304 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  29

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio Of Investments (concluded) (unaudited)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$1,285,879	$1,285,879	$—	$—	$—
Capital Goods	3,458,011	3,458,011	—	—	—
Communications	153,314	153,314	—	—	—
Consumer Durables	1,156,615	1,156,615	—	—	—
Consumer Non-Durables	112,071	112,071	—	—	—
Consumer Services	2,052,708	2,052,708	—	—	—
Energy	1,880,910	1,880,910	—	—	—
Finance	6,622,386	6,622,386	—	—	—
Health Care	396,197	396,197	—	—	—
Real Estate Investment Trusts	2,645,609	2,645,609	—
Technology	2,835,547	2,835,547	—	—	—
Transportation	1,473,587	1,473,587	—	—	—
Utilities	920,626	920,626	—	—	—
Warrants	2,304	—	—	2,304	—
Investments Purchased with Proceeds from Securities Lending Collateral	8,031,303	—	—	—	8,031,303
Short-Term Investments	1,286,867	1,286,867	—	—	—
Total Assets	$34,313,934	$26,280,327	$—	$2,304	$8,031,303

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

30  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—95.1%
Australia—0.5%
Woodside Petroleum Ltd.	143,698	$3,682,478
Bermuda—2.1%
Everest Re Group Ltd.	31,588	7,142,362
RenaissanceRe Holdings Ltd.	52,395	7,704,685
		14,847,047
Canada—2.3%
Canadian Natural Resources Ltd.	184,347	5,236,438
Nutrien Ltd.	141,737	7,716,163
Stars Group, Inc. (The)*	162,672	2,712,127
		15,664,728
Denmark—1.0%
Novo Nordisk A/S Class B	143,274	7,024,100
France—6.0%
Capgemini SA	52,163	6,234,945
Cie Generale des Etablissements Michelin SCA	32,400	3,883,852
Danone SA	108,876	8,223,329
Kering SA	11,449	6,246,168
TOTAL SA	186,488	10,614,661
Vinci SA	67,078	6,401,973
		41,604,928
Hong Kong—1.3%
CK Hutchison Holdings Ltd.	599,500	6,378,720
Melco Resorts & Entertainment Ltd. - ADR	112,301	2,587,415
		8,966,135
Ireland—2.7%
AIB Group PLC	628,376	2,959,534
Bank of Ireland Group PLC	510,772	3,318,546
CRH PLC	398,797	12,624,488
		18,902,568
Japan—9.7%
Asahi Group Holdings Ltd.	188,200	8,147,431
Fuji Electric Co., Ltd.	107,700	3,400,671
Haseko Corp.	317,200	3,974,800
Matsumotokiyoshi Holdings Co., Ltd.	109,100	3,735,856
Nippon Telegraph & Telephone Corp.	252,100	10,896,433
Seven & i Holdings Co., Ltd.	156,700	6,896,626
Shionogi & Co. Ltd.	74,000	4,735,219
Sony Corp.	266,300	12,786,532
Sumitomo Mitsui Financial Group, Inc.	156,800	5,571,622
Toshiba Corp.	241,200	7,558,016
		67,703,206
Luxembourg—0.3%
Ternium SA-SP ADR	80,861	2,332,840
Mexico—0.6%
Cemex SAB de CV-SP ADR*	816,548	3,960,258
Netherlands—2.0%
ING Groep NV	351,998	4,652,753
Koninklijke Ahold NV	146,356	3,771,919
Royal Dutch Shell PLC, Class A	179,876	5,607,089
		14,031,761
South Korea—0.8%
KT Corp.-SP ADR*	144,659	1,934,091
Samsung Electronics Co., Ltd.	84,038	3,363,354
		5,297,445
	NUMBER OF SHARES	VALUE
Switzerland—2.4%
Glencore PLC*	1,252,726	$5,047,189
Roche Holding AG	18,569	5,153,348
Swiss Re AG	63,029	6,230,427
		16,430,964
United Kingdom—9.2%
Aviva PLC	923,206	5,175,078
Coca-Cola European Partners PLC	162,989	7,683,301
GlaxoSmithKline PLC	519,483	10,353,661
HSBC Holdings PLC	545,899	4,450,209
Imperial Brands PLC	319,867	10,658,698
Lloyds Banking Group PLC	9,520,750	8,017,218
Nomad Foods Ltd.*	224,117	4,504,752
Tullow Oil PLC*	1,242,679	3,638,927
Unilever PLC	135,328	7,204,562
Vodafone Group PLC	1,315,569	2,343,484
		64,029,890
United States—54.2%
Air Lease Corp.	86,871	3,245,501
Allstate Corp. (The)	68,500	6,465,030
Alphabet, Inc., Class C*	12,095	13,545,432
American Express Co.	77,839	8,386,374
Anthem, Inc.	30,090	9,048,966
Berkshire Hathaway, Inc., Class B*(a)	134,541	27,083,103
Biogen, Inc.*	9,088	2,980,955
Chubb Ltd.(a)	74,994	10,041,697
Cigna Corp.	34,799	6,070,338
Cisco Systems, Inc.	235,647	12,199,445
Citigroup, Inc.	127,467	8,155,339
Comcast Corp., Class A	251,525	9,726,472
CVS Health Corp.	160,345	9,272,751
Diamondback Energy, Inc.(a)	58,384	6,009,465
Dover Corp.	41,543	3,760,888
DowDuPont, Inc.(a)	86,931	4,627,337
Eaton Corp. PLC	116,688	9,308,202
FMC Corp.(a)	33,453	2,994,043
Goldman Sachs Group Inc., (The)	44,433	8,739,971
GrafTech International Ltd.(a)	282,680	4,076,246
Graphic Packaging Holding Co.(a)	381,486	4,646,499
HP, Inc.	139,771	2,757,682
Johnson & Johnson	52,728	7,204,754
KAR Auction Services, Inc.	100,916	4,758,189
KeyCorp	468,719	8,277,578
Laboratory Corp. of America Holdings*(a)	66,370	9,838,689
Lear Corp.	30,724	4,672,199
Loews Corp.	17,664	841,160
Lowe’s Cos., Inc.	53,263	5,597,409
Marvell Technology Group Ltd.(a)	321,391	6,411,750
Masco Corp.	81,462	3,059,713
McKesson Corp.(a)	52,101	6,625,163
Microsoft Corp.	184,860	20,709,866
Molson Coors Brewing Co.(a)	89,822	5,538,424
Mosaic Co. (The)(a)	163,079	5,099,480
NetApp, Inc.(a)	55,445	3,615,014
Oracle Corp.(a)	177,962	9,277,159
Owens Corning	84,800	4,234,064
Parsley Energy, Inc., Class A*	173,159	3,141,104
Peabody Energy Corp.	59,679	1,841,097

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  31

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
United States—(continued)
Pfizer, Inc.(a)	205,361	$8,902,399
Pioneer Natural Resources Co.	43,956	6,195,598
PulteGroup, Inc.	186,863	5,045,301
SYNNEX Corp.(a)	44,408	4,357,313
Tapestry, Inc.(a)	105,178	3,674,919
TE Connectivity Ltd.	40,225	3,302,070
Trinseo SA	34,597	1,736,423
Twenty-First Century Fox, Inc. Class A	109,267	5,510,335
United Parcel Service, Inc., Class B	64,287	7,084,427
United Technologies Corp.	87,223	10,961,314
Verizon Communications, Inc.	240,165	13,670,192
Vistra Energy Corp.*(a)	291,914	7,601,441
Walmart, Inc.	46,516	4,604,619
Wells Fargo & Co.	211,649	10,559,169
		377,090,068
TOTAL COMMON STOCKS (Cost $620,501,340)		661,568,416
PREFERRED STOCKS—1.0%
Brazil—0.5%
Petroleo Brasileiro SA, 3.324%	508,400	3,645,012
Germany—0.5%
Volkswagen AG, 2.629%	20,640	3,539,105
TOTAL PREFERRED STOCKS (Cost $6,674,738)		7,184,117
	NUMBER OF SHARES	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—5.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%(b)	35,967,290	$35,967,290
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $35,967,290)		35,967,290
SHORT-TERM INVESTMENTS—3.9%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, Institutional Class, 2.28%(b)	26,777,391	26,777,391
TOTAL SHORT-TERM INVESTMENTS (Cost $26,777,391)		26,777,391
TOTAL INVESTMENTS—105.2% (Cost $689,920,759)		731,497,214
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.2)%		(35,980,947)
NET ASSETS—100.0%		$695,516,267

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $34,932,768.
(b)	—	Seven-day yield as of February 28, 2019.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

32  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (concluded) (unaudited)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Australia	$3,682,478	$—	$3,682,478	$—	$—
Bermuda	14,847,047	14,847,047	—	—	—
Canada	15,664,728	15,664,728	—	—	—
Denmark	7,024,100	—	7,024,100	—	—
France	41,604,928	—	41,604,928	—	—
Hong Kong	8,966,135	2,587,415	6,378,720	—	—
Ireland	18,902,568	—	18,902,568	—	—
Japan	67,703,206	—	67,703,206	—	—
Luxembourg	2,332,840	2,332,840	—	—	—
Mexico	3,960,258	3,960,258	—	—	—
Netherlands	14,031,761	—	14,031,761	—	—
South Korea	5,297,445	1,934,091	3,363,354	—	—
Switzerland	16,430,964	—	16,430,964	—	—
United Kingdom	64,029,890	12,188,053	51,841,837	—	—
United States	377,090,068	377,090,068	—	—	—
Preferred Stock
Brazil	3,645,012	3,645,012	—	—	—
Germany	3,539,105	—	3,539,105	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	35,967,290	—	—	—	35,967,290
Short-Term Investments	26,777,391	26,777,391	—	—	—
Total Assets	$731,497,214	$461,026,903	$234,503,021	$—	$35,967,290

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  33

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (unaudited)

	NUMBER OF SHARES	VALUE
LONG POSITIONS—100.2%
COMMON STOCKS—96.0%
Australia—0.5%
Woodside Petroleum Ltd.	165,459	$4,240,136
Bermuda—2.3%
Everest Re Group Ltd.†	39,080	8,836,379
RenaissanceRe Holdings Ltd.†#	71,141	10,461,284
		19,297,663
Canada—2.3%
Canadian Natural Resources Ltd.	227,976	6,475,735
Nutrien Ltd.†	176,961	9,633,757
Stars Group, Inc. (The)*	232,661	3,879,009
		19,988,501
Denmark—1.0%
Novo Nordisk A/S Class B	179,328	8,791,671
France—6.1%
Capgemini SA	65,314	7,806,860
Cie Generale des Etablissements Michelin SCA	40,941	4,907,678
Danone SA	134,049	10,124,628
Kering SA	14,810	8,079,811
TOTAL SA	245,326	13,963,646
Vinci SA	78,594	7,501,068
		52,383,691
Hong Kong—1.4%
CK Hutchison Holdings Ltd.	789,000	8,395,012
Melco Resorts & Entertainment Ltd. - ADR	156,364	3,602,627
		11,997,639
Ireland—2.8%
AIB Group PLC	782,875	3,687,196
Bank of Ireland Group PLC	673,163	4,373,619
CRH PLC	512,886	16,236,139
		24,296,954
Japan—9.9%
Asahi Group Holdings Ltd.	232,400	10,060,909
Fuji Electric Co., Ltd.	149,300	4,714,207
Haseko Corp.	391,900	4,910,858
Matsumotokiyoshi Holdings Co., Ltd.	139,100	4,763,131
Nippon Telegraph & Telephone Corp.	331,600	14,332,635
Seven & i Holdings Co., Ltd.	175,000	7,702,039
Shionogi & Co. Ltd.	92,900	5,944,619
Sony Corp.	323,700	15,542,622
Sumitomo Mitsui Financial Group, Inc.	203,000	7,213,261
Toshiba Corp.	289,300	9,065,233
		84,249,514
Luxembourg—0.4%
Ternium SA-SP ADR†	112,587	3,248,135
Mexico—0.6%
Cemex SAB de CV-SP ADR*	1,088,598	5,279,700
Netherlands—1.5%
ING Groep NV	433,498	5,730,029
Royal Dutch Shell PLC, Class A	236,745	7,379,808
		13,109,837
South Korea—0.7%
KT Corp.-SP ADR*	201,412	2,692,878
Samsung Electronics Co., Ltd.	82,218	3,290,515
		5,983,393
	NUMBER OF SHARES	VALUE
Switzerland—0.8%
Glencore PLC*	1,648,794	$6,642,933
United Kingdom—9.7%
Aviva PLC	1,173,729	6,579,397
Coca-Cola European Partners PLC†	208,690	9,837,647
GlaxoSmithKline PLC	637,112	12,698,090
HSBC Holdings PLC	695,046	5,666,066
Imperial Brands PLC	406,629	13,549,806
Inchcape PLC	401,033	3,006,617
Lloyds Banking Group PLC	11,363,833	9,569,238
Nomad Foods Ltd.*†	260,189	5,229,799
Tullow Oil PLC*	1,640,133	4,802,789
Unilever PLC	164,620	8,764,003
Vodafone Group PLC	1,862,642	3,318,010
		83,021,462
United States—56.0%
Air Lease Corp.†	117,072	4,373,810
Allstate Corp. (The)†	80,947	7,639,778
Alphabet, Inc., Class C*†	14,987	16,784,241
American Express Co.†	95,167	10,253,293
Anthem, Inc.†#	36,924	11,104,154
Berkshire Hathaway, Inc., Class B*†#	146,933	29,577,613
Biogen, Inc.*†	12,399	4,066,996
Chubb Ltd.†#	99,693	13,348,893
Cigna Corp.†#	47,476	8,281,713
Cisco Systems, Inc.†	307,436	15,915,962
Citigroup, Inc.†	156,241	9,996,299
Comcast Corp., Class A †#	330,173	12,767,790
CVS Health Corp.†	204,270	11,812,934
Diamondback Energy, Inc.	72,890	7,502,568
Dover Corp.	51,396	4,652,880
DowDuPont, Inc.†	108,146	5,756,612
Eaton Corp. PLC†	140,997	11,247,331
FMC Corp.	45,639	4,084,690
Goldman Sachs Group Inc., (The)	56,690	11,150,923
GrafTech International Ltd.	385,686	5,561,592
Graphic Packaging Holding Co.	481,225	5,861,320
HP, Inc.†	190,702	3,762,550
Johnson & Johnson†#	68,795	9,400,149
KAR Auction Services, Inc.	126,312	5,955,611
KeyCorp†	598,968	10,577,775
Laboratory Corp. of America Holdings*†	84,226	12,485,662
Lear Corp.	41,919	6,374,622
Lowe’s Cos., Inc.†	64,251	6,752,138
Marvell Technology Group Ltd.	389,527	7,771,064
Masco Corp.†#	136,367	5,121,944
McKesson Corp.†	64,619	8,216,952
Microsoft Corp.†	232,504	26,047,423
Molson Coors Brewing Co., Class B†	124,869	7,699,423
Mosaic Co. (The)	206,678	6,462,821
NetApp, Inc.	65,733	4,285,792
Oracle Corp.†#	254,819	13,283,714
Owens Corning	110,734	5,528,949
Parsley Energy, Inc., Class A*†	236,258	4,285,720
Peabody Energy Corp.	80,377	2,479,630
Pfizer, Inc.†#	267,922	11,614,419
Pioneer Natural Resources Co.†	55,222	7,783,541
PulteGroup, Inc.#	268,354	7,245,558

The accompanying notes are an integral part of the financial statements.

34  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
United States—(continued)
SYNNEX Corp.	55,968	$5,491,580
Tapestry, Inc.	127,406	4,451,566
TE Connectivity Ltd.†	52,849	4,338,374
Trinseo SA†	45,481	2,282,691
Twenty-First Century Fox, Inc. Class A	157,260	7,930,622
United Parcel Service, Inc., Class B	81,350	8,964,770
United Technologies Corp.†	105,748	13,289,351
Verizon Communications, Inc.†	313,331	17,834,801
Vistra Energy Corp.*†	357,551	9,310,628
Walmart, Inc. #	62,165	6,153,713
Wells Fargo & Co.†	264,881	13,214,913
		478,139,858
TOTAL COMMON STOCKS (Cost $755,197,320)		820,671,087
PREFERRED STOCKS—1.1%
Brazil—0.6%
Petroleo Brasileiro SA, 3.324%	634,300	4,547,662
Germany—0.5%
Volkswagen AG, 2.784%	26,136	4,481,494
TOTAL PREFERRED STOCKS (Cost $8,304,387)		9,029,156
SHORT-TERM INVESTMENTS—3.1%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, Institutional Class, 2.28%(a)	26,770,041	26,770,041
TOTAL SHORT-TERM INVESTMENTS (Cost $26,770,041)		26,770,041
TOTAL INVESTMENTS—100.2% (Cost $790,271,748)		856,470,284
SECURITIES SOLD SHORT—(48.5%)
COMMON STOCKS—(48.2%)
Argentina—(0.4%)
MercadoLibre, Inc.*	(8,327)	(3,820,344)
Australia—(0.6%)
Treasury Wine Estates Ltd.	(237,566)	(2,523,600)
WiseTech Global Ltd.	(175,544)	(2,397,314)
		(4,920,914)
Bermuda—(0.5%)
Hiscox Ltd.	(209,063)	(4,429,876)
Canada—(1.4%)
First Quantum Minerals Ltd.	(143,831)	(1,649,310)
Shopify, Inc., Class A*	(13,589)	(2,570,359)
SNC-Lavalin Group, Inc.	(132,667)	(3,664,612)
TransCanada Corp.	(86,719)	(3,878,121)
		(11,762,402)
Chile—(0.2%)
Latam Airlines Group SA - SP ADR	(145,320)	(1,681,352)
China—(1.6%)
AAC Technologies Holdings, Inc.	(632,000)	(3,735,063)
China International Capital Corp. Ltd., Class H	(1,234,800)	(2,867,357)
Pinduoduo, Inc. - ADR*	(134,039)	(4,013,128)
Uni-President China Holdings Ltd.	(3,759,000)	(3,343,265)
		(13,958,813)
Denmark—(0.3%)
Genmab A/S*	(12,972)	(2,238,776)
	NUMBER OF SHARES	VALUE
France—(1.2%)
Credit Agricole SA	(235,241)	$(3,010,752)
Hermes International	(5,931)	(3,755,922)
Remy Cointreau SA	(24,747)	(3,223,398)
		(9,990,072)
Hong Kong—(0.2%)
Hong Kong & China Gas Co. Ltd.	(915,200)	(2,118,458)
Italy—(0.3%)
Brembo SpA	(219,577)	(2,656,442)
Japan—(5.1%)
Aeon Co., Ltd.	(162,600)	(3,430,755)
Ain Holdings, Inc.	(42,200)	(2,897,273)
Aozora Bank Ltd.	(59,000)	(1,703,634)
Asics Corp.	(242,900)	(3,246,496)
Calbee, Inc.	(79,600)	(2,209,839)
CyberAgent, Inc.	(57,700)	(1,795,460)
Hisamitsu Pharmaceutical Co., Inc.	(66,900)	(3,308,558)
Makita Corp.	(98,100)	(3,489,398)
MINEBEA MITSUMI, Inc.	(119,900)	(1,929,687)
MISUMI Group, Inc.	(129,100)	(3,140,362)
MS&AD Insurance Group Holdings, Inc.	(143,600)	(4,322,939)
Nidec Corp.	(40,300)	(4,887,592)
Omron Corp.	(55,300)	(2,392,885)
Sony Financial Holdings, Inc.	(115,300)	(2,189,164)
Yaskawa Electric Corp.	(90,700)	(2,588,245)
		(43,532,287)
Netherlands—(0.2%)
Cimpress NV*	(22,281)	(1,838,182)
New Zealand—(0.3%)
a2 Milk Co. Ltd.*	(293,739)	(2,857,845)
Norway—(0.4%)
Yara International ASA	(86,156)	(3,623,094)
Singapore—(0.8%)
Golden Agri-Resources Ltd.	(14,709,700)	(2,979,857)
SATS Ltd.	(467,500)	(1,770,352)
Sembcorp Marine Ltd.	(1,532,100)	(1,933,927)
		(6,684,136)
Sweden—(0.3%)
Saab AB, Class B	(74,873)	(2,567,856)
Switzerland—(1.6%)
Credit Suisse Group AG	(298,657)	(3,683,308)
Geberit AG	(8,888)	(3,544,536)
LafargeHolcim, Ltd.*	(53,197)	(2,628,858)
Sika AG	(28,316)	(3,824,885)
		(13,681,587)
United Kingdom—(4.4%)
Antofagasta PLC	(256,697)	(3,180,668)
ASOS PLC*	(71,575)	(3,037,841)
Hargreaves Lansdown PLC	(184,110)	(4,255,673)
LyondellBasell Industries NV, Class A	(38,094)	(3,257,799)
Melrose Industries PLC	(1,301,921)	(3,001,769)
Pearson PLC	(342,755)	(3,864,483)
Pennon Group PLC	(314,847)	(3,249,917)
Renishaw PLC	(98,541)	(5,531,685)
RSA Insurance Group PLC	(307,699)	(2,083,478)
Severn Trent PLC	(124,468)	(3,334,008)
Weir Group PLC, (The)	(117,501)	(2,555,509)
		(37,352,830)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  35

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
United States—(28.4%)
2U, Inc.*	(35,447)	$(2,612,444)
AAON, Inc.	(66,596)	(2,654,517)
Align Technology, Inc.*	(17,286)	(4,476,555)
Allogene Therapeutics, Inc.*	(62,063)	(1,966,776)
Antero Midstream GP LP	(214,176)	(2,735,028)
Apache Corp.	(105,407)	(3,497,404)
Axon Enterprise, Inc.*	(49,768)	(2,679,011)
Badger Meter, Inc.	(40,937)	(2,408,733)
Ball Corp.	(65,233)	(3,573,464)
Blackbaud, Inc.	(21,334)	(1,647,838)
Carvana Co.*	(60,015)	(2,692,273)
Casey’s General Stores, Inc.	(15,984)	(2,153,684)
Chegg, Inc.*	(46,343)	(1,836,573)
Choice Hotels International, Inc.	(56,377)	(4,501,140)
Cogent Communications Holdings, Inc.	(49,732)	(2,422,446)
Cohen & Steers, Inc.	(74,680)	(3,118,637)
Community Bank System, Inc.	(75,624)	(4,899,679)
Compass Minerals International, Inc.	(73,279)	(3,838,354)
Covetrus, Inc.*	(83,822)	(2,999,151)
Cracker Barrel Old Country Store, Inc.	(13,190)	(2,136,648)
Cree, Inc.*	(60,021)	(3,265,743)
CVB Financial Corp.	(150,893)	(3,438,851)
Delek US Holdings, Inc.	(86,932)	(3,075,654)
Exact Sciences Corp.*	(24,696)	(2,247,336)
First Financial Bankshares, Inc.	(76,473)	(4,959,274)
Focus Financial Partners, Inc., Class A*	(67,433)	(2,552,339)
GCP Applied Technologies, Inc.*	(129,144)	(3,870,446)
Greif, Inc., Class A	(109,360)	(4,396,272)
GTT Communications, Inc.*	(57,207)	(1,788,291)
Hamilton Lane, Inc., Class A	(51,755)	(2,415,923)
Healthcare Services Group, Inc.	(131,598)	(5,024,412)
Helmerich & Payne, Inc.	(52,840)	(2,863,928)
Hertz Global Holdings, Inc.*	(175,613)	(3,354,208)
Inovalon Holdings, Inc., Class A*	(109,745)	(1,442,049)
iRobot Corp.*	(26,944)	(3,369,617)
John Bean Technologies Corp.	(12,958)	(1,214,165)
KKR & Co, Inc., Class A	(89,242)	(1,983,850)
Leggett & Platt, Inc.	(104,681)	(4,754,611)
Manhattan Associates, Inc.*	(39,494)	(2,162,297)
MarketAxess Holdings, Inc.	(16,391)	(3,997,437)
Matador Resources Co.*	(208,221)	(3,872,911)
Mattel, Inc.*	(169,853)	(2,449,280)
Medidata Solutions, Inc.*	(28,358)	(2,127,417)
MGP Ingredients, Inc.	(21,076)	(1,725,071)
Middleby Corp., (The)*	(26,735)	(3,277,444)
Moderna, Inc.*	(121,986)	(2,756,884)
National Beverage Corp.	(21,438)	(1,470,432)
National Instruments Corp.	(39,772)	(1,858,943)
National Oilwell Varco, Inc.	(84,621)	(2,381,235)
Netflix, Inc.*	(5,863)	(2,099,540)
Nevro Corp.*	(43,959)	(2,025,191)
NewMarket Corp.	(3,232)	(1,418,848)
Power Integrations, Inc.	(69,256)	(5,059,843)
Prosperity Bancshares, Inc.	(76,857)	(5,722,004)
Public Storage	(9,006)	(1,904,679)
Pure Storage, Inc., Class A*	(128,371)	(2,629,038)
Quaker Chemical Corp.	(22,651)	(4,733,832)
	NUMBER OF SHARES	VALUE
United States—(continued)
RLI Corp.	(61,998)	$(4,372,099)
RPM International, Inc.	(66,094)	(3,824,860)
SiteOne Landscape Supply, Inc.*	(20,992)	(1,127,480)
Tesla, Inc.*	(25,684)	(8,215,798)
Texas Roadhouse, Inc.	(48,588)	(3,076,106)
Tiffany & Co.	(41,450)	(3,939,408)
TransDigm Group, Inc.*	(13,435)	(5,831,999)
Trex Co., Inc.*	(56,987)	(4,271,176)
TripAdvisor, Inc.*	(69,337)	(3,686,648)
Triumph Group, Inc.	(75,273)	(1,743,323)
Universal Display Corp.	(19,614)	(2,927,193)
US Silica Holdings, Inc.	(194,208)	(2,893,699)
Vail Resorts, Inc.	(15,045)	(3,135,228)
Wayfair, Inc. Class A*	(21,152)	(3,504,463)
Wesco Aircraft Holdings, Inc.*	(181,936)	(1,544,637)
Westamerica Bancorporation	(64,495)	(4,145,739)
Williams Cos, Inc. (The)	(139,638)	(3,726,938)
Workday, Inc., Class A*	(15,027)	(2,974,294)
Workiva, Inc.*	(92,262)	(4,562,356)
World Wrestling Entertainment, Inc., Class A	(23,147)	(1,937,404)
Zendesk, Inc.*	(32,624)	(2,577,948)
		(242,558,446)
TOTAL COMMON STOCKS (Proceeds $(394,464,327))		(412,273,712)
PREFERRED STOCKS—(0.3%)
Brazil—(0.3%)
Gerdau SA-SP ADR, 2.349%	(585,441)	(2,371,036)
TOTAL PREFERRED STOCKS (Proceeds $(2,273,484))		(2,371,036)
TOTAL SECURITIES SOLD SHORT—(48.5%) (Proceeds $(396,737,811))		(414,644,748)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT
OPTIONS WRITTEN††—(0.7%)
Call Options Written—(0.7%)
Anthem, Inc.
Expiration: 06/21/2019, Exercise Price: 310.00	(284)	(8,540,732)	(298,200)
Berkshire Hathaway, Inc.
Expiration: 03/15/2019, Exercise Price: 220.00	(425)	(8,555,250)	(2,550)
Chubb Ltd.
Expiration: 08/16/2019, Exercise Price: 130.00	(615)	(8,234,850)	(495,075)
Cigna Corp.
Expiration: 07/19/2019, Exercise Price: 190.00	(304)	(5,302,976)	(179,360)

The accompanying notes are an integral part of the financial statements.

36  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Call Options Written—(continued)
Comcast Corp.
Expiration: 06/21/2019, Exercise Price: 40.00	(2,306)	(8,917,302)	$(292,862)
Johnson & Johnson
Expiration: 04/18/2019, Exercise Price: 130.00	(603)	(8,239,392)	(524,610)
Masco Corp.
Expiration: 07/19/2019, Exercise Price: 30.00	(1,363)	(5,119,428)	(1,104,030)
Oracle Corp.
Expiration: 06/21/2019, Exercise Price: 50.00	(1,915)	(9,982,895)	(708,550)
Pfizer, Inc.
Expiration: 06/21/2019, Exercise Price: 40.00	(2,006)	(8,696,010)	(832,490)
PulteGroup, Inc.
Expiration: 04/18/2019, Exercise Price: 26.00	(2,226)	(6,010,200)	(385,098)
RenaissanceRe Holdings Ltd.
Expiration: 07/19/2019, Exercise Price: 140.00	(575)	(8,455,375)	(675,625)
Walmart, Inc.
Expiration: 03/15/2019, Exercise Price: 97.50	(580)	(5,741,420)	(133,400)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(5,338,829))			(5,631,850)
TOTAL OPTIONS WRITTEN (Premiums received $(5,338,829))			(5,631,850)
OTHER ASSETS IN EXCESS OF LIABILITIES—49.0%			418,407,915
NET ASSETS—100.0%			$854,601,601

PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
(a)	—	7 day yield as of February 28, 2019.
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  37

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued) (unaudited)

Contracts For Difference held by the Fund at February 28, 2019, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Short
Australia
Afterpay Touch Group Ltd.	Morgan Stanley	9/15/2020	1.50%	Monthly	(132,003)	$(1,722,973)	$64,788
India
Axis Bank	Morgan Stanley	9/15/2020	2.40	Monthly	(22,809)	(1,133,088)	(24,203)
Indonesia
Unilever Indonesia TBK PT	Macquarie	9/18/2019	2.39	Monthly	(1,397,000)	(4,825,774)	56,213
Philippines
BDO Unibank Inc.	Macquarie	9/18/2019	2.39	Monthly	(1,236,730)	(3,049,163)	8,516
South Korea
Celltrion Inc.	Goldman Sachs	9/15/2020	2.40	Monthly	(21,643)	(3,926,224)	196,258
Sillajen Inc.	Goldman Sachs	9/15/2020	2.40	Monthly	(64,494)	(4,255,721)	(60,863)
						(8,181,945)	135,395
Taiwan
AU Optronics Corp.	Macquarie	9/15/2020	2.38	Monthly	(5,670,000)	(2,074,871)	(53,135)
Cheng Shin Rubber	Goldman Sachs	9/15/2020	2.40	Monthly	(931,000)	(1,323,208)	(32,471)
						(3,398,079)	(85,606)
Total Short						(22,311,022)	155,103
Net unrealized gain/(loss) on Contracts For Difference							$155,103

The accompanying notes are an integral part of the financial statements.

38  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (concluded) (unaudited)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Australia	$4,240,136	$—	$4,240,136	$—
Bermuda	19,297,663	19,297,663	—	—
Canada	19,988,501	19,988,501	—	—
Denmark	8,791,671	—	8,791,671	—
France	52,383,691	—	52,383,691	—
Hong Kong	11,997,639	3,602,627	8,395,012	—
Ireland	24,296,954	—	24,296,954	—
Japan	84,249,514	—	84,249,514	—
Luxembourg	3,248,135	3,248,135	—	—
Mexico	5,279,700	5,279,700	—	—
Netherlands	13,109,837	—	13,109,837	—
South Korea	5,983,393	2,692,878	3,290,515	—
Switzerland	6,642,933	—	6,642,933	—
United Kingdom	83,021,462	15,067,446	67,954,016	—
United States	478,139,858	478,139,858	—	—
Preferred Stock
Brazil	4,547,662	4,547,662	—	—
Germany	4,481,494	—	4,481,494	—
Short-Term Investments	26,770,041	26,770,041	—	—
Contracts For Difference
Equity Contracts	325,775	—	325,775	—
Total Assets	$856,796,059	$578,634,511	$278,161,548	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Argentina	$(3,820,344)	$(3,820,344)	$—	$—
Australia	(4,920,914)	—	(4,920,914)	—
Bermuda	(4,429,876)	—	(4,429,876)	—
Canada	(11,762,402)	(11,762,402)	—	—
Chile	(1,681,352)	(1,681,352)	—	—
China	(13,958,813)	(4,013,128)	(9,945,685)	—
Denmark	(2,238,776)	—	(2,238,776)	—
France	(9,990,072)	—	(9,990,072)	—
Hong Kong	(2,118,458)	—	(2,118,458)	—
Italy	(2,656,442)	—	(2,656,442)	—
Japan	(43,532,287)	—	(43,532,287)	—
Netherlands	(1,838,182)	(1,838,182)	—	—
New Zealand	(2,857,845)	—	(2,857,845)	—
Norway	(3,623,094)	—	(3,623,094)	—
Singapore	(6,684,136)	—	(6,684,136)	—
Sweden	(2,567,856)	—	(2,567,856)	—
Switzerland	(13,681,587)	—	(13,681,587)	—
United Kingdom	(37,352,830)	(3,257,799)	(34,095,031)	—
United States	(242,558,446)	(242,558,446)	—	—
Options Written
Equity Contracts	(5,631,850)	(4,461,150)	(1,170,700)	—
Contracts For Difference
Equity Contracts	(170,672)	—	(170,672)	—
Total Liabilities	$(418,076,234)	$(273,392,803)	$(144,683,431)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  39

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (unaudited)

	NUMBER OF SHARES	VALUE
LONG POSITIONS—95.3%
COMMON STOCKS—63.4%
Argentina—0.5%
Banco Macro SA - ADR	2,226	$112,413
YPF SA - SP ADR†	12,150	171,801
		284,214
Belgium—0.7%
Anheuser-Busch InBev SA - SP ADR	5,349	418,078
Brazil—4.4%
Ambev SA	57,200	262,080
JBS SA	49,400	177,943
Movida Participacoes SA	120,300	368,316
Petroleo Brasileiro SA - SP ADR	17,944	282,080
Qualicorp SA	119,600	490,035
Tegma Gestao Logistica SA	40,400	297,287
TIM Participacoes SA	125,400	397,952
Transmissora Alianca de Energia Eletrica SA	18,500	123,181
Tupy SA	74,600	366,828
		2,765,702
China—9.0%
Alibaba Group Holding Ltd. - SP ADR*	18,960	3,470,249
China Construction Bank Corp., Class H	292,000	259,959
China Meidong Auto Holdings Ltd.	998,000	451,339
Ping An Insurance Group Co. of China Ltd., Class H	27,000	285,426
TAL Education Group - ADR*	3,040	108,224
Tencent Holdings Ltd.	4,600	196,987
Tencent Holdings Ltd. - ADR	19,505	835,009
Tencent Music Entertainment Group - ADR*	1	18
		5,607,211
Hong Kong—5.0%
China Mobile Ltd. - SP ADR	7,780	409,928
China Unicom Hong Kong Ltd. - ADR	16,356	193,001
Galaxy Entertainment Group Ltd.	19,000	134,742
K Wah International Holdings Ltd.	1,285,000	692,234
Melco Resorts & Entertainment Ltd. - ADR	23,327	537,454
SJM Holdings Ltd.	725,000	816,595
Xinyi Glass Holdings Ltd.	318,000	364,467
		3,148,421
Hungary—1.4%
OTP Bank PLC	14,878	629,243
Waberer’s International Nyrt*	38,625	253,238
		882,481
India—4.6%
Aurobindo Pharma Ltd.	37,335	373,764
Bajaj Auto Ltd.	15,442	630,107
Gujarat State Petronet Ltd.	277,275	613,292
Infosys Ltd.	77,375	801,183
Tech Mahindra Ltd.	39,900	465,707
		2,884,053
Indonesia—0.5%
Bank Rakyat Indonesia Persero Tbk PT	1,131,700	309,376
Israel—0.4%
Mellanox Technologies Ltd.*	2,199	236,261
	NUMBER OF SHARES	VALUE
Macao—1.5%
Wynn Macau Ltd.	371,600	$918,040
Mexico—3.4%
Concentradora Fibra Danhos SA de CV	246,800	351,741
Credito Real SAB de CV SOFOM ER	407,300	410,439
Fibra Uno Administracion SA de CV	268,800	373,477
Macquarie Mexico Real Estate Management SA de CV	447,200	520,922
Qualitas Controladora SAB de CV	99,600	252,856
Vista Oil & Gas SAB de CV*	28,288	203,929
		2,113,364
Netherlands—1.1%
Heineken Holding NV	3,451	333,473
Heineken NV	3,232	325,332
		658,805
Philippines—0.3%
Robinsons Land Corp.	455,300	206,095
Poland—0.2%
Bank Polska Kasa Opieki SA	4,213	125,998
Portugal—0.5%
Jeronimo Martins SGPS SA	21,777	327,774
Russia—1.7%
Gazprom Neft PJSC	55,290	274,964
Sberbank of Russia PJSC - SP ADR	31,658	403,640
Yandex NV, Class A*	11,111	382,218
		1,060,822
Singapore—1.5%
DBS Group Holdings Ltd.	25,700	471,178
United Overseas Bank Ltd.	24,700	455,243
		926,421
South Africa—9.0%
Adcock Ingram Holdings Ltd.	129,947	597,323
Astral Foods Ltd.	40,999	474,170
AVI Ltd.	32,024	203,454
Barloworld Ltd.	55,112	492,450
Clover Industries Ltd.	274,263	434,929
Distell Group Holdings Ltd.	44,295	375,364
Liberty Holdings Ltd.	62,523	456,931
Motus Holdings Ltd.*	42,803	276,762
MultiChoice Group Ltd.*	7,314	54,516
Naspers Ltd., Class N	7,314	1,577,405
RMB Holdings Ltd.	39,124	222,007
Telkom SA SOC Ltd.	98,670	488,797
		5,654,108
South Korea—5.7%
DGB Financial Group, Inc.	43,225	325,606
Hyundai Hy Communications & Network Co. Ltd.	23,725	88,269
Hyundai Mobis Co. Ltd.	3,409	667,458
Industrial Bank of Korea	22,392	277,528
Innocean Worldwide, Inc.*	2,489	154,691
KB Financial Group, Inc.	17,020	670,806
Kia Motors Corp.	6,715	218,099
KT Corp. - SP ADR*†	75,442	1,008,660
LG Uplus Corp.	14,073	187,422
		3,598,539
Switzerland—0.4%
Glencore PLC	56,273	226,722

The accompanying notes are an integral part of the financial statements.

40  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF SHARES	VALUE
Taiwan—0.9%
CTBC Financial Holding Co. Ltd.	455,000	$307,494
Fubon Financial Holding Co. Ltd.	193,000	284,871
		592,365
Thailand—1.1%
Hana Microelectronics PCL	198,500	225,239
Quality Houses PCL	1,998,200	194,010
Tisco Financial Group PCL	108,300	300,672
		719,921
Turkey—1.5%
Mavi Giyim Sanayi Ve Ticaret AS, Class B	81,312	631,556
Ulker Biskuvi Sanayi AS	89,307	324,221
		955,777
United Arab Emirates—1.5%
Aramex PJSC	537,143	641,998
Emaar Malls PJSC	602,005	287,687
		929,685
United Kingdom—0.4%
Atrium European Real Estate Ltd.*	59,643	229,981
United States—6.2%
Air Lease Corp.	27,594	1,030,912
Broadcom, Inc.	381	104,912
FMC Corp.	3,688	330,076
Freeport-McMoRan, Inc.	4,217	54,399
Las Vegas Sands Corp.	17,964	1,103,529
Philip Morris International, Inc.	14,666	1,275,062
		3,898,890
TOTAL COMMON STOCKS (Cost $37,144,760)		39,679,104
PREFERRED STOCKS—3.7%
Brazil—0.3%
Cia de Transmissao de Energia Eletrica Paulista, 16.111%	7,500	153,548
Russia—0.6%
Sberbank of Russia PJSC, 6.742%	142,960	389,904
South Korea—2.8%
Samsung Electronics Co., Ltd., 3.936%	54,614	1,746,102
TOTAL PREFERRED STOCKS (Cost $2,018,662)		2,289,554
	NUMBER OF SHARES	VALUE
RIGHTS—0.0%
Taiwan—0.0%
CTBC Financial Holding Co. Ltd.*‡	3,059	$0
TOTAL RIGHTS (Cost $0)		0
WARRANTS—0.0%
Mexico—0.0%
Vista Oil & Gas SAB de CV*‡	13,133	1,362
TOTAL WARRANTS (Cost $0)		1,362
SHORT-TERM INVESTMENTS—28.2%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, Institutional Class, 2.28%(a)	17,652,981	17,652,981
TOTAL SHORT-TERM INVESTMENTS (Cost $17,652,981)		17,652,981
TOTAL INVESTMENTS—95.3% (Cost $56,816,403)		59,623,001
OTHER ASSETS IN EXCESS OF LIABILITIES—4.7%		2,947,097
NET ASSETS—100.0%		$62,570,098

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB fund, Inc.’s Board of Directors. As of February 28, 2019, these securities amounted to $1,362 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  41

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued) (unaudited)

Contracts For Difference held by the Fund at February 28, 2019, are as follows:

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
Long
Brazil
Mahle Metal Leve SA	Goldman Sachs	9/15/2020	2.48%	Monthly	47,600	$331,387	$(14,387)
China
Agricultural Bank of China	Goldman Sachs	9/15/2020	0.98	Monthly	676,000	323,840	5,924
Baidu Inc.-SP ADR	Goldman Sachs	12/31/2021	2.48	Monthly	3,576	581,243	(35,827)
China Telecom Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.98	Monthly	172,000	93,095	(1,168)
Henan Shuang Inv.	Goldman Sachs	9/15/2020	2.48	Monthly	72,656	262,489	(5,120)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.48	Monthly	39,300	652,099	25,102
Kweichow Moutai Co. Ltd.	Goldman Sachs	9/15/2020	2.48	Monthly	8,700	981,850	38,824
Shanghai Haohai Biological Technology Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.98	Monthly	57,400	351,173	38,435
SINOPEC Engineering	Goldman Sachs	9/15/2020	0.98	Monthly	423,500	384,978	(19,836)
Tencent Holdings Ltd.	Goldman Sachs	12/31/2021	0.98	Monthly	37,300	1,597,307	(3,809)
Tencent Music-SP ADR	Goldman Sachs	9/15/2020	2.40	Monthly	9	120	0
Weichai Power Co.	Goldman Sachs	9/15/2020	0.98	Monthly	186,000	258,957	(2,747)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.48	Monthly	128,100	1,368,232	47,699
						6,855,383	87,477
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	2.48	Monthly	90,782	363,666	(20,519)
Hong Kong
Champion REIT	Goldman Sachs	9/15/2020	0.98	Monthly	523,000	418,291	17,023
CK Hutchison Holdings Ltd.	Goldman Sachs	9/15/2020	0.98	Monthly	50,000	532,003	13,281
Fortune REIT NPV	Goldman Sachs	9/15/2020	0.98	Monthly	199,000	245,374	6,440
Hang Lung Properties	Goldman Sachs	9/15/2020	0.98	Monthly	146,000	344,711	(268)
Link REITI NPV	Goldman Sachs	9/15/2020	0.98	Monthly	11,000	124,423	(67)
Swire Properties, Ltd.	Goldman Sachs	9/15/2020	0.98	Monthly	149,000	598,112	5,631
WH Group Ltd.	Goldman Sachs	9/15/2020	0.98	Monthly	621,500	551,118	(36,616)
Wharf Real Estate	Goldman Sachs	9/15/2020	0.98	Monthly	74,000	519,570	5,099
						3,333,602	10,523
Israel
Gazit Globe Ltd.	Goldman Sachs	9/15/2020	0.25	Monthly	51,553	402,518	(14,724)
Tamar Petroleum Ltd. NPV	Goldman Sachs	9/15/2020	0.25	Monthly	34,603	148,667	506
						551,185	(14,218)
Japan
Suzuki Motor Co.	Goldman Sachs	9/15/2020	-0.10	Monthly	12,200	626,464	(6,670)
Mexico
Grupo GicSA SA de CV	Goldman Sachs	12/31/2021	2.48	Monthly	1,264,700	422,411	11,930
South Korea
Bnk Financial Group	Goldman Sachs	9/15/2020	2.48	Monthly	65,109	410,097	3,318
FILA Korea Ltd.	Goldman Sachs	9/15/2020	2.48	Monthly	5,823	287,504	30,742
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	2.48	Monthly	24,822	856,819	11,627
KT Corp.	Goldman Sachs	12/31/2021	2.48	Monthly	2,504	63,254	2,263
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	2.48	Monthly	34,367	1,375,430	(16,233)
SK Hynix Inc.	Goldman Sachs	9/15/2020	2.48	Monthly	6,889	428,009	(20,265)
						3,421,113	11,452
Taiwan
Foxconn Technology Co. Ltd.	Goldman Sachs	9/15/2020	2.48	Monthly	213,000	436,205	15,376
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	2.48	Monthly	154,251	1,183,679	37,705
Tripod Technology, Corp.	Goldman Sachs	9/15/2020	2.48	Monthly	113,000	346,150	37,106
						1,966,034	90,187

The accompanying notes are an integral part of the financial statements.

42  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued) (unaudited)

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
Turkey
Yatas	Goldman Sachs	9/15/2020	2.48	Monthly	162,724	$178,125	$8,387
United Kingdom
Georgia Capital	Goldman Sachs	9/15/2020	0.73	Monthly	26,828	392,128	(10,954)
TBC Bank Group PLC	Goldman Sachs	9/15/2020	0.73	Monthly	22,927	457,354	68,402
						849,482	57,448
Total Long						18,898,852	221,610
Short
Brazil
Raia Drogasil SA	Goldman Sachs	9/15/2020	2.40	Monthly	(21,200)	$(371,098)	$(34,075)
Canada
Franco Nevada Corp. Com.	Goldman Sachs	9/15/2020	1.73	Monthly	(5,814)	(438,010)	9,337
Chile
Sociedad Quimica Mineral	Goldman Sachs	9/15/2020	2.40	Monthly	(7,024)	(289,529)	(899)
China
AAC Technologies Holdings	Goldman Sachs	9/15/2020	0.43	Monthly	(68,500)	(404,829)	28,875
China International Capital Corp. Ltd. Class H	Goldman Sachs	9/15/2020	0.39	Monthly	(173,200)	(402,192)	(28,919)
China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.39	Monthly	(143,000)	(394,949)	(34,940)
China Modern Dairy	Goldman Sachs	9/15/2020	0.39	Monthly	(754,000)	(108,437)	(3,795)
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	12/31/2021	0.39	Monthly	(115,200)	(433,440)	(11,470)
Cosco Shipping Holdings Co., Ltd.	Goldman Sachs	9/15/2020	0.39	Monthly	(1,066,500)	(464,236)	(28,462)
Dongfang Electric Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.39	Monthly	(557,800)	(432,030)	(9,330)
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.39	Monthly	(848,000)	(371,615)	8,687
Huaneng Power International Inc., Class H	Goldman Sachs	12/31/2021	0.39	Monthly	(494,000)	(304,285)	10,409
IMAX China Holding Inc.	Goldman Sachs	9/15/2020	0.39	Monthly	(153,700)	(401,395)	(11,406)
Meituan Dianping	Goldman Sachs	9/15/2020	0.39	Monthly	(51,137)	(396,540)	(32,518)
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.39	Monthly	(81,300)	(393,410)	(31,912)
Parkson Retail Group Ltd.	Goldman Sachs	12/31/2021	0.39	Monthly	(850,000)	(77,922)	36
Pinduoduo Inc.-SP ADR	Goldman Sachs	9/15/2020	2.40	Monthly	(10,370)	(310,478)	(9,243)
Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2020	0.39	Monthly	(418,000)	(423,152)	(5,278)
Shanhai Electric, Class H	Goldman Sachs	9/15/2020	0.39	Monthly	(1,084,000)	(402,015)	(11,214)
Zhaojin Mining	Goldman Sachs	9/15/2020	0.39	Monthly	(389,500)	(415,223)	10,710
						(6,136,148)	(159,770)
France
Edenred	Goldman Sachs	9/15/2020	-0.37	Monthly	(4,843)	(214,791)	(8,822)
Hong Kong
China Power International	Goldman Sachs	9/15/2020	0.39	Monthly	(1,525,000)	(384,361)	9,996
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.39	Monthly	(96,000)	(357,792)	21,370
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.39	Monthly	(44,400)	(137,475)	(4,540)
Fullshare Holdings	Goldman Sachs	9/15/2020	0.39	Monthly	(932,500)	(186,523)	(7,624)
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	12/31/2021	0.39	Monthly	(424,500)	(442,359)	(4,820)
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	12/31/2021	0.39	Monthly	(115,320)	(266,937)	(8,643)
Lee & Man Paper	Goldman Sachs	9/15/2020	0.39	Monthly	(97,000)	(89,287)	(1,295)
Nine Dragons Paper	Goldman Sachs	9/15/2020	0.39	Monthly	(85,000)	(88,088)	4,613
Sinofert Holdings Ltd.	Goldman Sachs	9/15/2020	0.39	Monthly	(2,600,000)	(337,810)	(3,559)
Xiaomi Corp., Class B	Citibank	9/15/2020	0.00	Monthly	(309,200)	(470,486)	(23,026)
						(2,761,118)	(17,528)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  43

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued) (unaudited)

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
India
Axis Bank	Goldman Sachs	9/15/2020	2.40	Monthly	(6,368)	$(316,345)	$(6,850)
Dr. Reddys Labs Ltd.	Goldman Sachs	9/15/2020	2.40	Monthly	(4,286)	(161,496)	(5,411)
ICICI Bank Ltd.-SP ADR	Goldman Sachs	9/15/2020	2.40	Monthly	(27,818)	(274,285)	(6,819)
State Bank of India	Goldman Sachs	9/15/2020	2.40	Monthly	(6,895)	(261,261)	(5,351)
						(1,013,387)	(24,431)
Indonesia
Jasa Marga	Macquarie	9/18/2019	2.38	Monthly	(325,700)	(120,740)	(2,991)
PT Bank Mandiri (Persero) TBK	Macquarie	9/15/2020	2.38	Monthly	(273,800)	(138,536)	1,206
Unilever Indonesia TBK PT	Macquarie	9/18/2019	2.38	Monthly	(124,500)	(430,071)	5,020
						(689,347)	3,235
Isreal
Nova Measuring Intstruments Ltd.	Goldman Sachs	9/15/2020	2.40	Monthly	(12,713)	(314,011)	(1,633)
Malaysia
Telekom Malaysia Berhad	Morgan Stanley	9/15/2020	2.40	Monthly	(497,500)	(373,285)	(20,981)
Mexico
El Puerto de Liver	Goldman Sachs	9/15/2020	2.40	Monthly	(58,200)	(365,172)	(565)
Grupo Televisa SAB-SP ADR	Goldman Sachs	9/15/2020	2.40	Monthly	(6,514)	(76,084)	6,358
Telesites SAB CV	Goldman Sachs	9/15/2020	2.40	Monthly	(572,700)	(361,476)	(16,711)
						(802,732)	(10,918)
Norway
Yara International	Goldman Sachs	9/15/2020	0.75	Monthly	(9,896)	(416,154)	(15,871)
Philippines
BDO Unibank Inc.	Macquarie	9/18/2019	2.38	Monthly	(118,970)	(293,321)	854
Poland
CD Projekt S.A.	Goldman Sachs	9/15/2020	2.40	Monthly	(7,843)	(394,002)	(29,634)
KGHM Polska Miedz	Goldman Sachs	9/15/2020	2.40	Monthly	(12,493)	(333,979)	(19,274)
mBank SA	Goldman Sachs	9/15/2020	2.40	Monthly	(1,697)	(191,487)	1,605
Orange Polska SA	Goldman Sachs	9/15/2020	2.40	Monthly	(91,504)	(131,081)	(637)
PKN Orlen SA	Goldman Sachs	9/15/2020	2.40	Monthly	(4,763)	(128,152)	(2,470)
						(1,178,701)	(50,410)
Singapore
Golden Agri-Resources	Goldman Sachs	9/15/2020	1.76	Monthly	(1,726,900)	(349,831)	(24,276)
Sats Ltd. NPV	Goldman Sachs	9/15/2020	1.76	Monthly	(101,000)	(382,472)	(1,644)
SembCorp. Marine Ltd.	Morgan Stanley	12/31/2021	1.76	Monthly	(344,000)	(434,222)	(32,933)
Singapore Press Holdings Ltd.	Goldman Sachs	9/15/2020	1.76	Monthly	(54,900)	(99,707)	543
						(1,266,232)	(58,310)
South Africa
Aspen Pharmacare Holdings Ltd.	Goldman Sachs	9/15/2020	6.60	Monthly	(34,404)	(339,778)	14,113
MMI Holdings Ltd.	Goldman Sachs	9/15/2020	0.00	Monthly	(166,902)	(184,047)	4,152
Tiger Brands Ltd.	Goldman Sachs	9/15/2020	6.60	Monthly	(15,318)	(288,888)	1,204
						(812,713)	19,469
South Korea
Amorepacific Group	Goldman Sachs	9/15/2020	2.40	Monthly	(3,708)	(241,442)	(24,747)
Celltrion Health	Macquarie	9/18/2019	2.38	Monthly	(4,036)	(249,950)	13,033
Celltrion Inc.	Goldman Sachs	9/15/2020	2.40	Monthly	(1,803)	(327,079)	16,367
CJ CGV Co., Ltd.	Morgan Stanley	9/15/2020	2.40	Monthly	(3,321)	(129,641)	4,738
EO Technics Co. Ltd.	Goldman Sachs	9/15/2020	2.40	Monthly	(6,717)	(351,573)	(24,380)
Kakao Corp.	Goldman Sachs	12/31/2021	2.40	Monthly	(1,769)	(162,530)	(5,893)
Paradise Co. Ltd.	Morgan Stanley	12/31/2021	2.40	Monthly	(27,040)	(441,847)	(8,575)
Sillajen Inc.	Goldman Sachs	9/15/2020	2.40	Monthly	(4,634)	(305,781)	(4,312)
SK Networks Co. Ltd.	Morgan Stanley	9/15/2020	2.40	Monthly	(65,511)	(343,265)	5,800
						(2,553,108)	(27,969)

The accompanying notes are an integral part of the financial statements.

44  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued) (unaudited)

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
Taiwan
Advantech Co., Ltd.	Goldman Sachs	9/15/2020	2.40	Monthly	(19,000)	$(144,759)	$(4,318)
Cheng Shin Rubber	Goldman Sachs	9/15/2020	2.40	Monthly	(222,000)	(315,523)	(7,760)
China Airlines	Goldman Sachs	9/15/2020	2.40	Monthly	(1,110,000)	(364,258)	(4,467)
Eclat Textile Co., Ltd.	Goldman Sachs	9/18/2019	2.40	Monthly	(11,500)	(131,143)	821
Epistar Corp.	Goldman Sachs	9/15/2020	2.40	Monthly	(427,000)	(376,165)	4,422
First Financial Holding Co.	Goldman Sachs	9/15/2020	2.40	Monthly	(474,000)	(320,195)	(4,267)
United Microelectronics Corp. - SP ADR	Goldman Sachs	9/15/2020	2.40	Monthly	(104,482)	(193,292)	(999)
						(1,845,335)	(16,568)
Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	2.40	Monthly	(202,200)	(433,013)	12,643
Bumrungrad Hospital	Morgan Stanley	9/15/2020	2.40	Monthly	(59,800)	(353,818)	3,087
						(786,831)	15,730
Total Short						(22,555,851)	(399,560)
Net unrealized gain/(loss) on Contracts For Difference							$(177,950)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  45

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (concluded) (unaudited)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Argentina	$284,214	$284,214	$—	$—
Belgium	418,078	418,078	—	—
Brazil	2,765,702	2,765,702	—	—
China	5,607,211	4,864,839	742,372	—
Hong Kong	3,148,421	1,140,383	2,008,038	—
Hungary	882,481	253,238	629,243	—
India	2,884,053	373,764	2,510,289	—
Indonesia	309,376	—	309,376	—
Israel	236,261	236,261	—	—
Macao	918,040	—	918,040	—
Mexico	2,113,364	2,113,364	—	—
Netherlands	658,805	—	658,805	—
Philippines	206,095	—	206,095	—
Poland	125,998	—	125,998	—
Portugal	327,774	—	327,774	—
Russia	1,060,822	785,858	274,964	—
Singapore	926,421	—	926,421	—
South Africa	5,654,108	1,624,000	4,030,108	—
South Korea	3,598,539	1,163,351	2,435,188	—
Switzerland	226,722	—	226,722	—
Taiwan	592,365	—	592,365	—
Thailand	719,921	—	719,921	—
Turkey	955,777	324,221	631,556	—
United Arab Emirates	929,685	641,998	287,687	—
United Kingdom	229,981	229,981	—	—
United States	3,898,890	3,898,890	—	—
Preferred Stock
Brazil	153,548	153,548	—	—
Russia	389,904	—	389,904	—
South Korea	1,746,102	—	1,746,102	—
Rights	—	—	—	—	**
Warrant	1,362	—	—	1,362
Short-Term Investments	17,652,981	17,652,981	—	—
Contracts For Difference
Equity Contracts	630,819	—	630,819	—
Total Assets	$60,253,820	$38,924,671	$21,327,787	$1,362

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(808,769)	$—	$(808,769)	$—
Total Liabilities	$(808,769)	$—	$(808,769)	$—

**  Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

46  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (unaudited)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—80.1%
Argentina—0.5%
Banco Macro SA - ADR	332	$16,766
YPF SA - SP ADR	1,810	25,594
		42,360
Belgium—0.7%
Anheuser-Busch InBev - SP ADR	805	62,919
Brazil—4.9%
Ambev SA	8,800	40,320
JBS SA	7,500	27,016
Mahle-Metal Leve SA	7,000	48,733
Movida Participacoes SA	18,100	55,416
Petroleo Brasileiro SA - SP ADR	2,696	42,381
Qualicorp SA	17,800	72,932
Tegma Gestao Logistica SA	6,100	44,887
TIM Participacoes SA	19,000	60,296
Transmissora Alianca de Energia Eletrica SA	2,800	18,644
Tupy SA	11,300	55,565
		466,190
China—14.6%
Agricultural Bank of China Ltd., Class H	100,000	47,905
Alibaba Group Holding Ltd. - SP ADR*	2,833	518,524
Baidu, Inc. - SP ADR*	536	87,121
China Construction Bank Corp., Class H	43,000	38,282
China Meidong Auto Holdings Ltd.	136,000	61,505
China Telecom Corp. Ltd., Class H	28,000	15,155
Ping An Insurance Group Co. of China Ltd., Class H	4,500	47,571
Shanghai Haohai Biological Technology Co., Ltd., Class H	8,700	53,227
Sinopec Engineering Group Co. Ltd., Class H	63,000	57,269
TAL Education Group - ADR*	457	16,269
Tencent Holdings Ltd.	6,300	269,787
Tencent Holdings Ltd. - ADR	2,868	122,779
Tencent Music Entertainment Group - ADR*	1	18
Weichai Power Co. Ltd., Class H	27,000	37,591
		1,373,003
Egypt—0.6%
Commercial International Bank Egypt SAE	13,431	53,805
Hong Kong—5.8%
China Mobile Ltd. - SP ADR	1,189	62,649
China Unicom Hong Kong Ltd. - ADR	2,501	29,512
Galaxy Entertainment Group Ltd.	2,000	14,183
K Wah International Holdings Ltd.	191,000	102,892
Melco Resorts & Entertainment Ltd. - ADR	3,478	80,133
SJM Holdings Ltd.	108,000	121,645
WH Group Ltd.	93,000	82,468
Xinyi Glass Holdings Ltd.	48,000	55,014
		548,496
Hungary—1.4%
OTP Bank PLC	2,218	93,807
Waberer’s International Nyrt*	5,750	37,699
		131,506
	NUMBER OF
	SHARES	VALUE
India—3.9%
Bajaj Auto Ltd.	2,228	$90,913
Gujarat State Petronet Ltd.	40,321	89,184
Infosys Ltd. - SP ADR	11,465	122,905
Tech Mahindra Ltd.	5,814	67,860
		370,862
Indonesia—0.5%
Bank Rakyat Indonesia Persero Tbk PT	169,600	46,364
Israel—0.4%
Mellanox Technologies Ltd.*	337	36,207
Japan—1.0%
Suzuki Motor Corp.	1,900	97,564
Macao—1.4%
Wynn Macau Ltd.	55,200	136,372
Mexico—4.0%
Concentradora Fibra Danhos SA de CV	36,600	52,163
Credito Real SAB de CV SOFOM ER	61,300	61,772
Fibra Uno Administracion SA de CV	40,000	55,577
Grupo GICSA SA de CV*	195,100	65,163
Macquarie Mexico Real Estate Management SA de CV	66,600	77,579
Qualitas Controladora SAB de CV	14,800	37,573
Vista Oil & Gas SAB de CV*	3,960	28,548
		378,375
Netherlands—1.0%
Heineken Holding NV	522	50,441
Heineken NV	482	48,518
		98,959
Philippines—0.3%
Robinsons Land Corp.	69,700	31,550
Poland—0.2%
Bank Polska Kasa Opieki SA	631	18,871
Portugal—0.5%
Jeronimo Martins SGPS SA	3,305	49,745
Russia—1.3%
Sberbank of Russia PJSC - SP ADR	4,719	60,167
Yandex NV, Class A*	1,684	57,930
		118,097
Singapore—1.4%
DBS Group Holdings Ltd.	3,700	67,835
United Overseas Bank Ltd.	3,600	66,351
		134,186
South Africa—8.8%
Adcock Ingram Holdings Ltd.	17,739	81,540
Astral Foods Ltd.	6,054	70,017
AVI Ltd.	4,859	30,870
Barloworld Ltd.	8,295	74,120
Clover Industries Ltd.	38,824	61,567
Distell Group Holdings Ltd.	6,614	56,048
Liberty Holdings Ltd.	9,476	69,253
Motus Holdings Ltd.*	6,395	41,350
MultiChoice Group Ltd.*	1,091	8,132
Naspers Ltd.	1,091	235,295
RMB Holdings Ltd.	5,863	33,269
Telkom SA SOC Ltd.	14,648	72,564
		834,025

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  47

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued) (unaudited)

	NUMBER OF
	SHARES	VALUE
South Korea—11.2%
BNK Financial Group, Inc.	9,786	$61,638
DGB Financial Group, Inc.	6,529	49,182
Fila Korea Ltd.	874	43,153
Hana Financial Group, Inc.	3,731	128,789
Hyundai Hy Communications & Network Co. Ltd.	3,498	13,014
Hyundai Mobis Co. Ltd.	512	100,246
Industrial Bank of Korea	3,334	41,322
Innocean Worldwide*	376	23,368
KB Financial Group, Inc.	2,557	100,778
Kia Motors Corp.	1,000	32,479
KT Corp. - SP ADR*	12,029	160,828
LG Uplus Corp.	2,098	27,941
Samsung Electronics Co., Ltd.	5,165	206,713
SK Hynix, Inc.	1,044	64,863
		1,054,314
Switzerland—0.4%
Glencore PLC	8,466	34,109
Taiwan—2.9%
CTBC Financial Holding Co. Ltd.	66,000	44,604
Fubon Financial Holding Co. Ltd.	29,000	42,804
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	184,169
		271,577
Thailand—1.2%
Hana Microelectronics PCL	30,400	34,495
Quality Houses PCL	306,000	29,710
Tisco Financial Group PCL	16,500	45,809
		110,014
Turkey—1.8%
Mavi Giyim Sanayi Ve Ticaret AS, Class B	12,337	95,822
Ulker Biskuvi Sanayi AS	13,551	49,196
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS*	24,237	26,531
		171,549
United Arab Emirates—1.5%
Aramex PJSC	79,749	95,317
Emaar Malls PJSC	88,163	42,131
		137,448
United Kingdom—1.7%
Atrium European Real Estate Ltd.*	8,890	34,279
Georgia Capital PLC*	3,968	57,998
TBC Bank Group PLC	3,448	68,782
		161,059
United States—6.2%
Air Lease Corp.	4,112	153,624
Broadcom, Inc.	57	15,696
FMC Corp.	563	50,388
Freeport-McMoRan, Inc.	635	8,192
Las Vegas Sands Corp.	2,669	163,957
Philip Morris International, Inc.	2,211	192,224
		584,081
TOTAL COMMON STOCKS (Cost $7,433,237)		7,553,607
	NUMBER OF
	SHARES	VALUE
PREFERRED STOCKS—0.2%
Brazil—0.2%
Cia de Transmissao de Energia Eletrica Paulista—12.028%	1,100	$22,520
TOTAL PREFERRED STOCKS (Cost $19,699)		22,520
RIGHTS—0.0%
Taiwan—0.0%
CTBC Financial Holding Co. Ltd.*‡	430	0
TOTAL RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS—19.4%
Morgan Stanley Institutional Liquidity Funds – Institutional Class, Treasury Portfolio, 2.28%(a)	1,829,395	1,829,395
TOTAL SHORT-TERM INVESTMENTS (Cost $1,829,395)		1,829,395
TOTAL INVESTMENTS—99.7% (Cost $9,282,331)		9,405,522
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		30,226
NET ASSETS—100.0%		$9,435,748

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	Seven-day yield as of February 28, 2019.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2019, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

48  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued) (unaudited)

Contracts For Difference held by the Fund at February 28, 2019, are as follows:

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
Long
China
Henan Shuang Inv.	Goldman Sachs	9/15/2020	2.48%	Monthly	10,800	$39,018	$(761)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.48	Monthly	5,900	97,898	3,775
Kweichow Moutai	Goldman Sachs	9/15/2020	2.48	Monthly	1,300	146,713	5,721
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.48	Monthly	19,100	204,006	7,089
						487,635	15,824
Hong Kong
Champion REIT	Goldman Sachs	9/15/2020	0.98	Monthly	79,000	63,183	2,570
CK Hutchison Holdings Ltd.	Goldman Sachs	9/15/2020	0.98	Monthly	7,000	74,480	1,857
Fortune Real Estate Investors NPV REIT	Goldman Sachs	9/15/2020	0.98	Monthly	30,000	36,991	939
Hang Lung Properties Ltd.	Goldman Sachs	9/15/2020	0.98	Monthly	22,000	51,943	(41)
Link Real Estate I NPV	Goldman Sachs	9/15/2020	0.98	Monthly	1,500	16,967	(6)
Swire Properties Ltd.	Goldman Sachs	9/15/2020	0.98	Monthly	22,200	89,115	838
Wharf Real Estate	Goldman Sachs	9/15/2020	0.98	Monthly	10,000	70,212	687
						402,891	6,844
Israel
Gazit-Globe Ltd.	Goldman Sachs	9/15/2020	0.25	Monthly	7,237	56,506	(2,067)
Tamar Petroleum Ltd.	Goldman Sachs	9/15/2020	0.25	Monthly	5,153	22,139	75
						78,645	(1,992)
Russia
Gazprom Neft PJSC	Goldman Sachs	9/15/2020	2.48	Monthly	8,230	40,929	(1,241)
Sberbank of Russia PJSC	Goldman Sachs	9/15/2020	2.48	Monthly	21,220	57,874	1,486
						98,803	245
South Korea
Samsung Electronics Co., Ltd.	Goldman Sachs	9/15/2020	2.48	Monthly	8,067	257,916	(2,097)
Taiwan
Foxconn Tech Co.	Goldman Sachs	9/15/2020	2.48	Monthly	32,000	65,533	2,308
Tripod Technology Corp.	Goldman Sachs	9/15/2020	2.48	Monthly	17,000	52,076	5,583
						117,609	7,891
Total Long						1,443,499	26,715
Net unrealized gain/(loss) on Contracts For Difference							$26,715

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  49

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (concluded) (unaudited)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Argentina	$42,360	$42,360	$—	$—
Belgium	62,919	62,919	—	—
Brazil	466,190	466,190	—	—
China	1,373,003	806,216	566,787	—
Egypt	53,805	—	53,805	—
Hong Kong	548,496	172,294	376,202	—
Hungary	131,506	37,699	93,807	—
India	370,862	122,905	247,957	—
Indonesia	46,364	—	46,364	—
Israel	36,207	36,207	—	—
Macao	136,372	—	136,372	—
Japan	97,564	—	97,564	—
Mexico	378,375	378,375	—	—
Netherlands	98,959	—	98,959	—
Philippines	31,550	—	31,550	—
Poland	18,871	—	18,871	—
Portugal	49,745	—	49,745	—
Russia	118,097	118,097	—	—
Singapore	134,186	—	134,186	—
South Africa	834,025	239,839	594,186	—
South Korea	1,054,314	184,196	870,118	—
Switzerland	34,109	—	34,109	—
Taiwan	271,577	—	271,577	—
Thailand	110,014	—	110,014	—
Turkey	171,549	49,196	122,353	—
United Arab Emirates	137,448	95,317	42,131	—
United Kingdom	161,059	161,059	—	—
United States	584,081	584,081	—	—
Preferred Stock
Brazil	22,520	22,520	—	—
Rights	—	—	—	—	**
Short-Term Investments	1,829,395	1,829,395	—	—
Contracts For Difference
Equity Contracts	32,928	—	32,928	—
Total Assets	$9,438,450	$5,408,865	$4,029,585	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(6,213)	$—	$(6,213)	$—
Total Liabilities	$(6,213)	$—	$(6,213)	$—

** Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

50  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund
ASSETS
Investments in securities, at value†^	$555,158,289	$350,129,723	$4,545,445,229
Investments purchased with proceeds from securities lending collateral, at value*	170,373,006	54,729,523	—
Short-term investments, at value**	24,566,381	2,029,092	19,013,068
Cash	—	—	18,688,029
Receivables
Investments sold	3,358,034	742,520	22,956,801
Foreign currency deposits with brokers for securities sold short#	—	3,066,122	354,678,028
Deposits with brokers for contracts for difference	—	—	8,520,000
Deposits with brokers for securities sold short	—	180,645,608	1,699,760,462
Capital shares sold	307,429	327,756	5,502,438
Dividends and interest	564,740	636,810	13,986,226
Due from advisor	—	—	—
Unrealized appreciation on contracts for difference◊	—	—	2,945,266
Prepaid expenses and other assets	41,847	36,310	247,207
Total assets	754,369,726	592,343,464	6,691,742,754
LIABILITIES
Securities sold short, at fair value‡	—	180,086,335	2,057,645,026
Options written, at value+◊	—	256,275	—
Payables
Securities lending collateral	170,373,006	54,729,523	—
Investments purchased	—	2,466,374	34,789,977
Capital shares redeemed	442,016	931,425	8,296,196
Due to prime broker	—	—	—
Investment advisory fees	453,623	621,461	4,538,087
Custodian fees	4,920	8,248	—
Distribution and service fees	106,322	16,817	—
Dividends on securities sold short	—	104,517	1,526,503
Administration and accounting fees	28,281	60,793	344,240
Transfer agent fees	45,220	92,946	360,985
Unrealized depreciation on contracts for difference◊	—	—	2,913,512
Other accrued expenses and liabilities	35,352	66,718	259,138
Total liabilities	171,488,740	239,441,432	2,110,673,664
Net Assets	$582,880,986	$352,902,032	$4,581,069,090
NET ASSETS CONSIST OF:
Par value	$24,629	$19,743	$303,553
Paid-in Capital	488,104,664	294,071,047	4,085,867,429
Total Distributable earnings/(loss)	94,751,693	58,811,242	494,898,108
Net Assets	$582,880,986	$352,902,032	$4,581,069,090
INSTITUTIONAL CLASS
Net assets	$446,525,961	$317,039,306	$4,495,701,869
Shares outstanding	18,661,231	17,566,136	297,775,920
Net asset value, offering and redemption price per share	$23.93	$18.05	$15.10
INVESTOR CLASS
Net assets	$136,355,025	$35,862,726	$85,367,221
Shares outstanding	5,967,332	2,177,274	5,777,392
Net asset value, offering and redemption price per share	$22.85	$16.47	$14.78
† Investments in securities, at cost	$468,631,505	$281,770,179	$3,736,518,916
^ Includes market value of securities on loan	$164,342,194	$52,788,759	$—
* Investments purchased with proceeds from securities lending collateral, at cost	$170,373,006	$54,729,523	$—
** Short-term investments, at cost	$24,566,381	$2,029,092	$19,013,068
# Foreign currency, at cost	$—	$2,972,699	$354,459,385
‡ Proceeds received, securities sold short	$—	$177,724,833	$1,859,804,204
+ Premiums received, options written	$—	$843,970	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  51

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
STATEMENTS OF ASSETS AND LIABILITIES (continued) (unaudited)

	Boston Partners All-Cap Value Fund	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund
ASSETS
Investments in securities, at value†^	$1,972,033,427	$24,995,764	$668,752,533
Investments purchased with proceeds from securities lending collateral, at value*	528,806,686	8,031,303	35,967,290
Short-term investments, at value**	58,005,078	1,286,867	26,777,391
Cash	—	—	—
Receivables
Investments sold	—	293,132	4,004,158
Foreign currency deposits with brokers for securities sold short#	—	—	—
Deposits with brokers for contracts for difference	—	—	—
Deposits with brokers for securities sold short	—	—	—
Capital shares sold	1,500,345	—	81,496
Dividends and interest	4,368,268	24,239	2,529,472
Due from advisor	—	—	—
Unrealized appreciation on contracts for difference◊	—	—	—
Prepaid expenses and other assets	125,934	11,156	42,281
Total assets	2,564,839,738	34,642,461	738,154,621
LIABILITIES
Securities sold short, at fair value‡	—	—	—
Options written, at value+◊	—	—	—
Payables
Securities lending collateral	528,806,686	8,031,303	35,967,290
Investments purchased	—	607,121	5,937,396
Capital shares redeemed	2,257,160	—	141,721
Due to prime broker	—	—	—
Investment advisory fees	1,172,758	12,537	473,799
Custodian fees	6,485	2,968	13,682
Distribution and service fees	118,664	—	—
Dividends on securities sold short	—	—	—
Administration and accounting fees	102,405	2,596	29,740
Transfer agent fees	16,822	2,067	51,818
Unrealized depreciation on contracts for difference◊	—	—	—
Other accrued expenses and liabilities	43,601	27,316	22,908
Total liabilities	532,524,581	8,685,908	42,638,354
Net Assets	$2,032,315,157	$25,956,553	$695,516,267
NET ASSETS CONSIST OF:
Par value	$82,493	$1,786	$43,230
Paid-in Capital	1,679,026,085	26,159,598	672,553,551
Total Distributable earnings/(loss)	353,206,579	(204,831)	22,919,486
Net Assets	$2,032,315,157	$25,956,553	$695,516,267
INSTITUTIONAL CLASS
Net assets	$1,666,198,420	$25,956,553	$695,516,267
Shares outstanding	67,574,583	1,786,160	43,229,605
Net asset value, offering and redemption price per share	$24.66	$14.53	$16.09
INVESTOR CLASS
Net assets	$366,116,737	$—	$—
Shares outstanding	14,918,298	—	—
Net asset value, offering and redemption price per share	$24.54	$—	$—
† Investments in securities, at cost	$1,583,781,253	$22,638,171	$627,176,078
^ Includes market value of securities on loan	$516,880,743	$7,708,445	$34,932,768
* Investments purchased with proceeds from securities lending collateral, at cost	$528,806,686	$8,031,303	$35,967,290
** Short-term investments, at cost	$58,005,078	$1,286,867	$26,777,391
# Foreign currency, at cost	$—	$—	$—
‡ Proceeds received, securities sold short	$—	$—	$—
+ Premiums received, options written	$—	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

52  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2019
STATEMENTS OF ASSETS AND LIABILITIES (concluded) (unaudited)

	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Long/Short Fund	Boston Partners Emerging Markets Fund
ASSETS
Investments in securities, at value†^	$829,700,243	$41,970,020	$7,576,127
Investments purchased with proceeds from securities lending collateral, at value*	—	—	—
Short-term investments, at value**	26,770,041	17,652,981	1,829,395
Cash	—	—	—
Receivables
Investments sold	11,545,862	286,114	43,300
Foreign currency deposits with brokers for securities sold short #	—	—	—
Deposits with brokers for contracts for difference	3,340,000	3,643,469	—
Deposits with brokers for securities sold short	415,260,450	—	—
Capital shares sold	924,943	3,176	—
Dividends and interest	4,202,213	150,055	20,338
Due from advisor		—	5,956
Unrealized appreciation on contracts for difference◊	325,775	630,819	32,928
Prepaid expenses and other assets	62,190	16,984	8,847
Total assets	1,292,131,717	64,353,618	9,516,891
LIABILITIES
Securities sold short, at fair value‡	414,644,748	—	—
Options written, at value+◊	5,631,850	—	—
Payables
Securities lending collateral	—	—	—
Investments purchased	13,422,962	758,481	23,615
Capital shares redeemed	1,992,119	9,687	—
Due to prime broker	—	18,960	—
Investment advisory fees	1,001,996	95,696	—
Custodian fees	49,388	22,735	20,856
Distribution and service fees	283	—	—
Dividends on securities sold short	423,220	—	—
Administration and accounting fees	50,850	12,896	8,921
Transfer agent fees	66,553	4,301	810
Unrealized depreciation on contracts for difference◊	170,672	808,769	6,213
Other accrued expenses and liabilities	75,475	51,995	20,728
Total liabilities	437,530,116	1,783,520	81,143
Net Assets	$854,601,601	$62,570,098	$9,435,748
NET ASSETS CONSIST OF:
Par value	$79,245	$6,149	$1,031
Paid-in Capital	819,194,545	67,803,414	10,308,360
Total Distributable earnings/(loss)	35,327,811	(5,239,465)	(873,643)
Net Assets	$854,601,601	$62,570,098	$9,435,748
INSTITUTIONAL CLASS
Net assets	$832,640,411	$62,570,098	$9,435,748
Shares outstanding	77,186,059	6,148,690	1,031,376
Net asset value, offering and redemption price per share	$10.79	$10.18	$9.15
INVESTOR CLASS
Net assets	$21,961,190	$—	$—
Shares outstanding	2,058,667	—	—
Net asset value, offering and redemption price per share	$10.67	$—	$—
† Investments in securities, at cost	$763,501,707	$39,163,422	$7,452,936
^ Includes market value of securities on loan	$—	$—	$—
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$—	$—
** Short-term investments, at cost	$26,770,041	$17,652,981	$1,829,395
# Foreign currency, at cost	$—	$—	$—
‡ Proceeds received, securities sold short	$396,737,811	$—	$—
+ Premiums received, options written	$5,338,829	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  53

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2019
STATEMENTS OF OPERATIONS (unaudited)

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund
Investment Income
Dividends †	$5,125,759	$4,038,607	$56,307,682
Interest	199,471	80,775	1,837,828
Income from securities loaned (Note 8)	136,174	102,266	—
Prime broker interest income	—	271,476	16,898,468
Total investment income	5,461,404	4,493,124	75,043,978

Expenses
Advisory fees (Note 2)	2,790,469	6,075,082	35,801,748
Distribution fees (Investor Class) (Note 2)	161,362	54,466	128,579
Transfer agent fees (Note 2)	249,367	198,277	1,509,007
Administration and accounting fees (Note 2)	85,592	111,100	868,409
Printing and shareholder reporting fees	30,444	28,438	205,978
Audit and tax service fees	17,725	23,979	31,576
Legal fees	16,267	20,099	202,337
Director fees	15,478	22,164	162,294
Custodian fees (Note 2)	10,988	69,608	236,963
Officer fees	9,636	13,882	111,325
Other expenses	31,653	31,142	134,748
Dividend expense on securities sold short	—	678,306	17,425,845
Prime broker interest expense	—	—	—
Total expenses before waivers and/or reimbursements	3,418,981	7,326,543	56,818,809
Less: advisory fees waived (Note 2)	(5,649)	(210)	(2,535)
Waivers and/or reimbursements net of amounts recouped (Note 2)	(194,949)	(19,547)	—
Net expenses after waivers and/or reimbursements net of amounts recouped	3,218,383	7,306,786	56,816,274
Net investment income/(loss)	2,243,021	(2,813,662)	18,227,704

Net realized gain/(loss) from:
Investment securities	10,178,757	12,023,729	(63,945,847)
Purchased options **	—	(115,263)	—
Securities sold short	—	(3,485,193)	(28,334,043)
Options written **	—	3,598,332	—
Contracts for difference **	—	—	5,507,290
Foreign currency transactions	6	(91,284)	(20,188,649)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(62,954,247)	(101,084,581)	(462,398,038)
Purchased options **	—	122,212	—
Securities sold short	—	58,999,435	200,353,901
Options written **	—	(2,512,235)	—
Contracts for difference **	—	—	3,685,664
Foreign currency translation	26	30,077	16,328,692
Net realized and unrealized gain/(loss)	(52,775,458)	(32,514,771)	(348,991,030)
Net increase/(decrease) in net assets resulting from operations	$(50,532,437)	$(35,328,433)	$(330,763,326)
† Net of foreign withholding taxes of	$(11,145)	$(48,583)	$(813,981)

**  Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

54  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2019
STATEMENTS OF OPERATIONS (continued) (unaudited)

	Boston Partners All-Cap Value Fund	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund
Investment Income
Dividends †	$21,675,908	$202,332	$6,254,482
Interest	481,289	5,065	299,416
Income from securities loaned (Note 8)	325,172	15,001	65,129
Prime broker interest income	—	—	—
Total investment income	22,482,369	222,398	6,619,027

Expenses
Advisory fees (Note 2)	7,326,115	107,312	2,936,647
Distribution fees (Investor Class) (Note 2)	536,513	—	—
Transfer agent fees (Note 2)	502,929	6,846	197,174
Administration and accounting fees (Note 2)	307,685	11,887	91,278
Printing and shareholder reporting fees	80,925	34	7,542
Audit and tax service fees	17,760	17,252	22,378
Legal fees	58,921	420	16,539
Director fees	50,015	726	15,446
Custodian fees (Note 2)	33,574	5,365	44,603
Officer fees	37,028	313	11,511
Other expenses	73,388	13,474	20,583
Dividend expense on securities sold short	—	—	—
Prime broker interest expense	—	—	—
Total expenses before waivers and/or reimbursements	9,024,853	163,629	3,363,701
Less: advisory fees waived (Note 2)	(8,554)	(97)	(4,499)
Waivers and/or reimbursements net of amounts recouped (Note 2)	(121,083)	(16,176)	(271,926)
Net expenses after waivers and/or reimbursements net of amounts recouped	8,895,216	147,356	3,087,276
Net investment income/(loss)	13,587,153	75,042	3,531,751

Net realized gain/(loss) from:
Investment securities	(6,926,203)	(1,495,994)	(12,688,435)
Purchased options **	—	—	—
Securities sold short	—	—	—
Options written **	—	—	—
Contracts for difference **	—	—	—
Foreign currency transactions	—	—	(63,690)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(159,274,143)	(2,209,162)	(36,224,716)
Purchased options **	—	—	—
Securities sold short	—	—	—
Options written **	—	—	—
Contracts for difference **	—	—	—
Foreign currency translation	(56)	—	(6,560)
Net realized and unrealized gain/(loss)	(166,200,402)	(3,705,156)	(48,983,401)
Net increase/(decrease) in net assets resulting from operations	$(152,613,249)	$(3,630,114)	$(45,451,650)
† Net of foreign withholding taxes of	$(43,255)	$(793)	$(154,137)

**  Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  55

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2019
STATEMENTS OF OPERATIONS (concluded) (unaudited)

	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Long/Short Fund	Boston Partners Emerging Markets Fund
Investment Income
Dividends †	$8,487,385	$289,773	$46,505
Interest	298,537	181,483	14,725
Income from securities loaned (Note 8)	—	—	—
Prime broker interest income	2,795,919	142	—
Total investment income	11,581,841	471,398	61,230

Expenses
Advisory fees (Note 2)	6,641,708	547,496	34,530
Distribution fees (Investor Class) (Note 2)	27,618	—	—
Transfer agent fees (Note 2)	287,578	10,161	451
Administration and accounting fees (Note 2)	134,270	37,045	16,064
Printing and shareholder reporting fees	42,834	3,406	200
Audit and tax service fees	33,393	40,140	19,813
Legal fees	30,760	24,833	966
Director fees	23,567	1,239	686
Custodian fees (Note 2)	42,788	62,842	44,454
Officer fees	17,089	1,368	128
Other expenses	41,742	14,617	15,953
Dividend expense on securities sold short	2,297,501	—	—
Prime broker interest expense	—	—	—
Total expenses before waivers and/or reimbursements	9,620,848	743,147	133,245
Less: advisory fees waived (Note 2)	(3,617)	(2,803)	(287)
Waivers and/or reimbursements net of amounts recouped (Note 2)	—	(156,272)	(89,002)
Net expenses after waivers and/or reimbursements net of amounts recouped	9,617,231	584,072	43,956
Net investment income/(loss)	1,964,610	(112,674)	17,274

Net realized gain/(loss) from:
Investment securities	(23,054,062)	(4,633,244)	(870,229)
Purchased options **	—	—	—
Securities sold short	12,854,389	(7,799)	—
Options written **	3,488,048	—	—
Contracts for difference **	(437,545)	(1,711,614)	25,453
Foreign currency transactions	(346,306)	8,826	1,089
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(47,047,168)	5,433,479	955,386
Purchased options **	—	—	—
Securities sold short	11,402,735	—	—
Options written **	(716,982)	—	—
Contracts for difference **	489,874	(512,026)	9,699
Foreign currency translation	(52,486)	15,489	1,465
Net realized and unrealized gain/(loss)	(43,419,503)	(1,406,889)	122,863
Net increase/(decrease) in net assets resulting from operations	$(41,454,893)	$(1,519,563)	$140,137
† Net of foreign withholding taxes of	$(232,070)	$(38,814)	$(6,465)

**  Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

56  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Boston Partners Small Cap Value Fund II		Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018[1]	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018[2]
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$2,243,021	$4,165,801	$(2,813,662)	$(14,763,953)
Net realized gain/(loss) from investments and foreign currency	10,178,763	35,653,755	11,930,321	47,534,690
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(62,954,221)	45,398,570	(44,445,092)	(37,259,134)
Net increase/(decrease) in net assets resulting from operations	(50,532,437)	85,218,126	(35,328,433)	(4,488,397)

Dividends and distributions to shareholders:
Institutional Class	(24,782,417)	(18,300,268)	(39,629,576)	(6,788,431)
Investor Class	(7,438,014)	(6,400,727)	(3,570,596)	(720,622)
Net decrease in net assets from dividends and distributions to shareholders	(32,220,431)	(24,700,995)	(43,200,172)	(7,509,053)

Capital transactions:
Institutional Class
Proceeds from shares sold	56,192,382	137,345,450	26,146,462	102,603,910
Reinvestment of distributions	24,557,730	18,092,538	33,235,863	5,867,217
Shares redeemed	(46,231,231)	(86,288,343)	(321,062,110)	(304,621,729)
Investor Class
Proceeds from shares sold	19,436,235	30,319,317	2,579,524	4,713,036
Reinvestment of distributions	7,318,410	6,316,311	3,529,676	716,185
Shares redeemed	(16,133,187)	(67,753,640)	(18,490,115)	(38,713,922)
Net increase/(decrease) in net assets from capital transactions	45,140,339	38,031,633	(274,060,700)	(229,435,303)
Total increase/(decrease) in net assets	(37,612,529)	98,548,764	(352,589,305)	(241,432,753)

Net assets:
Beginning of period	620,493,515	521,944,751	705,491,337	946,924,090
End of period	$582,880,986	$620,493,515	$352,902,032	$705,491,337

Share transactions:
Institutional Class
Shares sold	2,313,736	5,166,089	1,397,745	4,718,662
Shares reinvested	1,148,094	703,990	1,866,135	270,753
Shares redeemed	(1,963,291)	(3,235,880)	(17,455,860)	(14,202,057)
Net increase/(decrease)	1,498,539	2,634,199	(14,191,980)	(9,212,642)
Investor Class
Shares sold	885,393	1,188,640	150,488	235,731
Shares reinvested	358,044	256,656	217,077	35,827
Shares redeemed	(716,160)	(2,664,694)	(1,058,920)	(1,953,565)
Net increase/(decrease)	527,277	(1,219,398)	(691,355)	(1,682,007)

(1)	The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Included in total dividends and distributions to shareholders was as follows: Institutional class had $(3,131,857) of net investment income and $(15,168,411) of net realized capital gains, and Investor class had $(786,948) of net investment income and $(5,613,779) of net realized capital gains during the year ended August 31, 2018. Undistributed/accumulated income net investment income/(loss) as of August 31, 2018 was $881,294.
(2)	The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Included in total dividends and distributions to shareholders was as follows: Institutional class had $(6,788,431) of net realized capital gains and Investor class had $(720,622) of net realized capital gains during the year ended August 31, 2018. Undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $(9,628,861).

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  57

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued) (unaudited)

	Boston Partners Long/Short Research Fund		Boston Partners All-Cap Value Fund
	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018[1]	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018[2]
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$18,227,704	$(11,588,999)	$13,587,153	$16,073,569
Net realized gain/(loss) from investments and foreign currency	(106,961,249)	397,873,928	(6,926,203)	86,287,963
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(242,029,781)	(240,490,868)	(159,274,199)	157,628,381
Net increase/(decrease) in net assets resulting from operations	(330,763,326)	145,794,061	(152,613,249)	259,989,913

Dividends and distributions to shareholders:
Institutional Class	(288,844,600)	—	(94,784,961)	(62,734,347)
Investor Class	(5,365,883)	—	(24,143,563)	(18,907,620)
Net decrease in net assets from dividends and distributions to shareholders	(294,210,483)	—	(118,928,524)	(81,641,967)

Capital transactions:
Institutional Class
Proceeds from shares sold	683,150,322	1,725,502,798	262,225,822	566,133,074
Reinvestment of distributions	123,003,382	—	80,182,626	52,423,689
Shares redeemed	(2,333,711,394)	(1,590,765,868)	(319,389,349)	(272,556,668)
Investor Class
Proceeds from shares sold	14,829,343	41,658,580	31,634,992	167,523,956
Reinvestment of distributions	5,351,175	—	23,512,998	18,427,873
Shares redeemed	(42,382,075)	(139,470,682)	(139,022,683)	(142,782,079)
Net increase/(decrease) in net assets from capital transactions	(1,549,759,247)	36,924,828	(60,855,594)	389,169,845
Total increase/(decrease) in net assets	(2,174,733,056)	182,718,889	(332,397,367)	567,517,791

Net assets:
Beginning of period	6,755,802,146	6,573,083,257	2,364,712,524	1,797,194,733
End of period	$4,581,069,090	$6,755,802,146	$2,032,315,157	$2,364,712,524

Share transactions:
Institutional Class
Shares sold	44,339,943	102,372,358	10,728,664	21,023,815
Shares reinvested	8,361,889	—	3,484,686	2,009,340
Shares redeemed	(153,764,964)	(94,541,695)	(13,175,194)	(10,090,987)
Net increase/(decrease)	(101,063,132)	7,830,663	1,038,156	12,942,168
Investor Class
Shares sold	937,253	2,523,186	1,244,380	6,274,736
Shares reinvested	371,609	—	1,026,320	709,583
Shares redeemed	(2,821,528)	(8,459,226)	(5,794,751)	(5,334,043)
Net increase/(decrease)	(1,512,666)	(5,936,040)	(3,524,051)	1,650,276

(1)	The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $286,748.
(2)	The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Included in total dividends and distributions to shareholders were as follows: Institutional class had $(10,210,846) of net investment income and $(52,523,501) of net realized capital gains, and Investor class had $(2,182,624) of net investment income and $(16,724,996) of net realized capital gains during the year ended August 31, 2018. Undistributed/accumulated income net investment income/(loss) as of August 31, 2018 was $11,901,867.

The accompanying notes are an integral part of the financial statements.

58  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued) (unaudited)

	WPG Partners Small/Micro Cap Value Fund		Boston Partners Global Equity Fund
	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018[1]	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018[2]
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$75,042	$74,602	$3,531,751	$5,648,895
Net realized gain/(loss) from investments and foreign currency	(1,495,994)	2,038,801	(12,752,125)	46,424,704
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(2,209,162)	2,659,733	(36,231,276)	7,281,436
Net increase/(decrease) in net assets resulting from operations	(3,630,114)	4,773,136	(45,451,650)	59,355,035

Dividends and distributions to shareholders:
Institutional Class	(1,821,699)	(2,123,333)	(51,164,406)	(12,913,571)
Investor Class	—	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	(1,821,699)	(2,123,333)	(51,164,406)	(12,913,571)

Capital transactions:
Institutional Class
Proceeds from shares sold	113,448	504,946	144,032,785	46,439,179
Reinvestment of distributions	1,747,841	2,038,894	50,626,116	12,899,308
Shares redeemed	(2,888,671)	(3,539,266)	(68,797,479)	(30,033,769)
Investor Class
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase/(decrease) in net assets from capital transactions	(1,027,382)	(995,426)	125,861,422	29,304,718
Total increase/(decrease) in net assets	(6,479,195)	1,654,377	29,245,366	75,746,182

Net assets:
Beginning of period	32,435,748	30,781,371	666,270,901	590,524,719
End of period	$25,956,553	$32,435,748	$695,516,267	$666,270,901

Share transactions:
Institutional Class
Shares sold	8,644	29,909	8,433,719	2,527,611
Shares reinvested	132,714	123,869	3,304,577	711,097
Shares redeemed	(206,898)	(210,808)	(4,077,988)	(1,624,118)
Net increase/(decrease)	(65,540)	(57,030)	7,660,308	1,614,590
Investor Class
Shares sold	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase/(decrease)	—	—	—	—

(1)	The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Included in total dividends and distributions to shareholders were $(107,927) of net investment income and $(2,015,406) of net realized capital gains during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $84,436.
(2)	The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Included in total dividends and distributions to shareholders were $(4,011,353) of net investment income and $(8,902,218) of net realized capital gains during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $5,216,327.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  59

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued) (unaudited)

	Boston Partners Global Long/Short Fund		Boston Partners Emerging Markets Long/Short Fund
	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018[1]	For the Six Months Ended February 28, 2019 (unaudited)	For the Year Ended August 31, 2018[2]
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$1,964,610	$(996,353)	$(112,674)	$(308,213)
Net realized gain/(loss) from investments and foreign currency	(7,495,476)	35,621,213	(6,343,831)	8,592
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(35,924,027)	(17,081,700)	4,936,942	(5,868,792)
Net increase/(decrease) in net assets resulting from operations	(41,454,893)	17,543,160	(1,519,563)	(6,168,413)

Dividends and distributions to shareholders:
Institutional Class	(16,137,470)	—	(318,952)	(3,359,798)
Investor Class	(390,012)	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	(16,527,482)	—	(318,952)	(3,359,798)

Capital transactions:
Institutional Class
Proceeds from shares sold	232,434,247	287,667,267	13,544,806	28,375,843
Reinvestment of distributions	14,614,857	—	312,795	3,358,724
Shares redeemed	(271,051,194)	(399,562,572)	(7,694,060)	(20,790,252)
Investor Class
Proceeds from shares sold	4,411,352	11,181,778	—	—
Reinvestment of distributions	384,274	—	—	—
Shares redeemed	(5,433,143)	(21,869,620)	—	—
Net increase/(decrease) in net assets from capital transactions	(24,639,607)	(122,583,147)	6,163,541	10,944,315
Total increase/(decrease) in net assets	(82,621,982)	(105,039,987)	4,325,026	1,416,104

Net assets:
Beginning of period	937,223,583	1,042,263,570	58,245,072	56,828,968
End of period	$854,601,601	$937,223,583	$62,570,098	$58,245,072

Share transactions:
Institutional Class
Shares sold	21,264,443	24,582,710	1,336,983	2,360,400
Shares reinvested	1,371,000	—	32,314	294,625
Shares redeemed	(24,748,545)	(34,220,197)	(774,917)	(1,789,266)
Net increase/(decrease)	(2,113,102)	(9,637,487)	594,380	865,759
Investor Class
Shares sold	416,275	967,934	—	—
Shares reinvested	36,459	—	—	—
Shares redeemed	(497,338)	(1,888,526)	—	—
Net increase/(decrease)	(44,604)	(920,592)	—	—

(1)	The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $334,771.
(2)	The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Included in total dividends and distributions to shareholders were $(1,225,534) of net investment income and $(2,134,264) of net realized capital gains during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $(645,034).

The accompanying notes are an integral part of the financial statements.

60  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (concluded) (unaudited)

	Boston Partners Emerging Markets Fund
	For the Six Months Ended February 28, 2019 (unaudited)	For the Period Ended August 31, 2018*[1]
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$17,274	$42,575
Net realized gain/(loss) from investments and foreign currency	(843,687)	(202,512)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	966,550	(816,489)
Net increase/(decrease) in net assets resulting from operations	140,137	(976,426)

Dividends and distributions to shareholders:
Institutional Class	—	(37,354)
Net decrease in net assets from dividends and distributions to shareholders	—	(37,354)

Capital transactions:
Institutional Class
Proceeds from shares sold	1,000,000	9,272,037
Reinvestment of distributions	—	37,354
Shares redeemed	—	—
Net increase/(decrease) in net assets from capital transactions	1,000,000	9,309,391
Total increase/(decrease) in net assets	1,140,137	8,295,611

Net assets:
Beginning of period	8,295,611	—
End of period	$9,435,748	$8,295,611
Share transactions:
Institutional Class
Shares sold	122,399	905,226
Shares reinvested	—	3,751
Shares redeemed	—	—
Net increase/(decrease)	122,399	908,977

*	The Fund commenced operations on October 17, 2017.
(1)	The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Included in total dividends and distributions to shareholders was $(37,354) of net investment income, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $(28,752).

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  61

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Small Cap Value Fund II
Institutional Class
9/1/18 through 2/28/19†	$27.74	$0.10	$(2.48)	$(2.38)	$(0.12)	$(1.31)	$(1.43)
8/31/18	24.96	0.21	3.75	3.96	(0.20)	(0.98)	(1.18)
8/31/17	23.00	0.13	2.38	2.51	(0.21)	(0.34)	(0.55)
8/31/16	21.89	0.18	2.00	2.18	(0.12)	(0.95)	(1.07)
8/31/15	22.65	0.21	(0.54)	(0.33)	(0.15)	(0.28)	(0.43)
8/31/14	19.06	0.15	3.53	3.68	(0.09)	—	(0.09)
Investor Class
9/1/18 through 2/28/19†	$26.53	$0.07	$(2.38)	$(2.31)	$(0.06)	$(1.31)	$(1.37)
8/31/18	23.92	0.14	3.59	3.73	(0.14)	(0.98)	(1.12)
8/31/17	22.06	0.07	2.29	2.36	(0.16)	(0.34)	(0.50)
8/31/16	21.04	0.12	1.92	2.04	(0.07)	(0.95)	(1.02)
8/31/15	21.79	0.14	(0.51)	(0.37)	(0.10)	(0.28)	(0.38)
8/31/14	18.35	0.09	3.40	3.49	(0.05)	—	(0.05)
Boston Partners Long/Short Equity Fund
Institutional Class
9/1/18 through 2/28/19†	$20.51	$(0.10)	$(0.83)	$(0.93)	$—	$(1.53)	$(1.53)
8/31/18	20.96	(0.35)	0.07	(0.28)	—	(0.17)	(0.17)
8/31/17	20.09	(0.26)	1.13	0.87	—	—	—
8/31/16	19.04	(0.35)	3.04	2.69	—	(1.64)	(1.64)
8/31/15	22.65	(0.84)	(1.01)	(1.85)	—	(1.77)	(1.77)
8/31/14	20.94	(0.63)	3.57	2.94	—	(1.24)	(1.24)
Investor Class
9/1/18 through 2/28/19†	$18.88	$(0.11)	$(0.77)	$(0.88)	$—	$(1.53)	$(1.53)
8/31/18	19.36	(0.38)	0.07	(0.31)	—	(0.17)	(0.17)
8/31/17	18.60	(0.29)	1.05	0.76	—	—	—
8/31/16	17.79	(0.37)	2.82	2.45	—	(1.64)	(1.64)
8/31/15	21.33	(0.84)	(0.94)	(1.78)	—	(1.77)	(1.77)
8/31/14	19.84	(0.65)	3.37	2.72	—	(1.24)	(1.24)
Boston Partners Long/Short Research Fund
Institutional Class
9/1/18 through 2/28/19†	$16.64	$0.05	$(0.80)	$(0.75)	$(0.01)	$(0.78)	$(0.79)
8/31/18	16.27	(0.03)	0.40	0.37	—	—	—
8/31/17	15.23	(0.12)	1.16	1.04	—	—	—
8/31/16	15.20	(0.06)[6]	0.67	0.61	—	(0.58)	(0.58)
8/31/15	15.14	(0.14)	0.40	0.26	—	(0.20)	(0.20)
8/31/14	13.30	(0.12)	2.02	1.90	—	(0.06)	(0.06)
Investor Class
9/1/18 through 2/28/19†	$16.31	$0.03	$(0.78)	$(0.75)	$—	$(0.78)	$(0.78)
8/31/18	15.99	(0.08)	0.40	0.32	—	—	—
8/31/17	15.00	(0.15)	1.14	0.99	—	—	—
8/31/16	15.01	(0.09)[6]	0.66	0.57	—	(0.58)	(0.58)
8/31/15	15.00	(0.18)	0.39	0.21	—	(0.20)	(0.20)
8/31/14	13.21	(0.15)	2.00	1.85	—	(0.06)	(0.06)

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
^	Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Small Cap Value Fund II and BP Long/Short Research Fund. There was a 2.00% redemption fee on shares redeemed that were held 365 days or less on the BP Long/Short Equity Fund. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

62  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Redemption Fees*^		Net Asset Value, End of Period	Total Investment Return/(Loss)[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—		$23.93	(7.96%)	$446,526	1.10%[4]	N/A	1.17%[4]	0.86%[4]	16%[5]
—		27.74	16.25	476,179	1.10	N/A	1.14	0.78	40
—		24.96	10.92	362,674	1.10	N/A	1.18	0.53	24
—	[3]	23.00	10.67	279,049	1.10	N/A	1.22	0.86	29
—		21.89	(1.45)	180,057	1.10	N/A	1.23	0.91	14
—	[3]	22.65	19.33	102,112	1.21	N/A	1.23	0.68	16

$—		$22.85	(8.11%)	$136,355	1.35%[4]	N/A	1.42%[4]	0.61%[4]	16%[5]
—		26.53	15.94	144,315	1.35	N/A	1.39	0.53	40
—		23.92	10.68	159,271	1.35	N/A	1.43	0.28	24
—	[3]	22.06	10.38	126,461	1.35	N/A	1.47	0.61	29
—		21.04	(1.68)	129,474	1.35	N/A	1.48	0.66	14
—	[3]	21.79	19.01	112,417	1.46	N/A	1.48	0.43	16

$—		$18.05	(4.41%)	$317,039	2.69%[4]	2.44%[4]	2.69%[4]	(1.02%)[4]	38%[5]
—		20.51	(1.38%)	651,325	3.01	2.37	3.01	(1.62)	58
—		20.96	4.33	858,821	2.80	2.39	2.80	(1.21)	63
—	[3]	20.09	15.36	731,894	3.57	2.46	3.57	(1.79)	72
0.01		19.04	(8.35)	493,751	5.64	2.47	5.64	(4.22)	75
0.01		22.65	14.72	676,756	4.33	2.42	4.33	(2.93)	65

$—		$16.47	(4.53%)	$35,863	2.94%[4]	2.69%[4]	2.94%[4]	(1.27%)[4]	38%[5]
—		18.88	(1.65%)	54,167	3.26	2.62	3.26	(1.87)	58
—		19.36	4.09	88,103	3.05	2.64	3.05	(1.46)	63
—	[3]	18.60	15.07	97,417	3.82	2.71	3.82	(2.04)	72
0.01		17.79	(8.55)	94,459	5.89	2.72	5.89	(4.47)	75
0.01		21.33	14.41	211,372	4.57	2.66	4.57	(3.18)	65

$—		$15.10	(4.36%)	$4,495,702	1.98%[4]	1.37%[4]	1.98%[4]	0.65%[4]	33%[5]
—		16.64	2.27	6,636,897	2.09	1.34	2.09	(0.19)	60
—		16.27	6.83	6,361,628	2.23	1.37	2.23	(0.75)	54
—	[3]	15.23	4.10	6,403,404	2.51	1.41	2.51	(0.38)[6]	53
—	[3]	15.20	1.73	6,738,894	2.43	1.39	2.43	(0.92)	62
—	[3]	15.14	14.28	5,054,388	2.52	1.39	2.52	(0.81)	57

$—		$14.78	(4.47%)	$85,367	2.23%[4]	1.62%[4]	2.23%[4]	0.40%[4]	33%[5]
—		16.31	2.00	118,905	2.34	1.59	2.34	(0.44)	60
—		15.99	6.60	211,455	2.48	1.63	2.48	(1.00)	54
—	[3]	15.00	3.88	259,400	2.76	1.66	2.76	(0.63)[6]	53
—	[3]	15.01	1.41	300,586	2.68	1.64	2.68	(1.17)	62
—	[3]	15.00	13.99	294,249	2.77	1.64	2.77	(1.06)	57

[1]	Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.005 per share.
[4]	Annualized.
[5]	Not Annualized.
[6]	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10) and $(0.13) for Institutional Class and Investor Class, respectively. The ratio of net investment loss would have been (0.66)% and (0.91)% for Institutional Class and Investor Class, respectively.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  63

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*		Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners All-Cap Value Fund
Institutional Class
9/1/18 through 2/28/19†	$27.86	$0.17		$(1.90)	$(1.73)	$(0.29)	$(1.18)	$(1.47)
8/31/18	25.57	0.22		3.20	3.42	(0.18)	(0.95)	(1.13)
8/31/17	23.12	0.20		3.17	3.37	(0.27)	(0.65)	(0.92)
8/31/16	22.08	0.30		2.15	2.45	(0.30)	(1.11)	(1.41)
8/31/15	23.00	0.30		(0.08)	0.22	(0.22)	(0.92)	(1.14)
8/31/14	19.19	0.22		4.39	4.61	(0.18)	(0.62)	(0.80)
Investor Class
9/1/18 through 2/28/19†	$27.69	$0.14		$(1.90)	$(1.76)	$(0.21)	$(1.18)	$(1.39)
8/31/18	25.42	0.16		3.18	3.34	(0.12)	(0.95)	(1.07)
8/31/17	23.00	0.14		3.15	3.29	(0.22)	(0.65)	(0.87)
8/31/16	21.98	0.25		2.13	2.38	(0.25)	(1.11)	(1.36)
8/31/15	22.90	0.25		(0.08)	0.17	(0.17)	(0.92)	(1.09)
8/31/14	19.12	0.17		4.38	4.55	(0.15)	(0.62)	(0.77)
WPG Partners Small/Micro Cap Value Fund
Institutional Class
9/1/18 through 2/28/19†	$17.52	$0.04		$(2.00)	$(1.96)	$(0.05)	$(0.98)	$(1.03)
8/31/18	16.13	0.04		2.50	2.54	(0.06)	(1.09)	(1.15)
8/31/17	15.50	0.05		0.65	0.70	(0.07)	—	(0.07)
8/31/16	15.40	0.07		0.46	0.53	(0.10)	(0.33)	(0.43)
8/31/15	20.42	0.13		(2.84)	(2.71)	(0.13)	(2.18)	(2.31)
8/31/14	19.06	0.07		3.16	3.23	(0.02)	(1.85)	(1.87)
Boston Partners Global Equity Fund
Institutional Class
9/1/18 through 2/28/19†	$18.73	$0.09		$(1.45)	$(1.36)	$(0.18)	$(1.10)	$(1.28)
8/31/18	17.39	0.16		1.56	1.72	(0.12)	(0.26)	(0.38)
8/31/17	15.60	0.14		1.95	2.09	(0.30)	—	(0.30)
8/31/16	14.66	0.35	[7]	0.66	1.01	(0.05)	(0.02)	(0.07)
8/31/15	15.59	0.13		(0.40)	(0.27)	(0.14)	(0.52)	(0.66)
8/31/14	12.97	0.18		2.82	3.00	(0.02)	(0.36)	(0.38)

†	Unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.
^	Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Global Equity Fund. The WPG Small/Micro Cap Value Fund had a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

64  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Redemption Fees*^		Net Asset Value, End of Period	Total Investment Return/(Loss)[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—		$24.66	(5.84%)	$1,666,198	0.80%[5]	N/A	0.81%[5]	1.35%[5]	22%[6]
—		27.86	13.70	1,853,976	0.80	N/A	0.80	0.83	33
—		25.57	14.88	1,370,288	0.80	N/A	0.88	0.83	27
—		23.12	11.68	1,016,106	0.77	N/A	0.96	1.41	30 [3]
—		22.08	0.88	793,098	0.70	N/A	0.95	1.32	33
—		23.00	24.52	736,475	0.70	N/A	0.94	1.05	26

$—		$24.54	(5.97%)	$366,117	1.05%[5]	N/A	1.06%[5]	1.10%[5]	22%[6]
—		27.69	13.44	510,737	1.05	N/A	1.05	0.58	33
—		25.42	14.56	426,904	1.05	N/A	1.13	0.58	27
—		23.00	11.39	347,954	1.02	N/A	1.21	1.16	30 [3]
—		21.98	0.66	248,643	0.95	N/A	1.20	1.07	33
—		22.90	24.29	217,590	0.95	N/A	1.20	0.80	26

$—		$14.53	(10.61%)	$25,957	1.10%[5]	N/A	1.22%[5]	0.56%[5]	41%[6]
—		17.52	16.16	32,436	1.09	N/A	1.11	0.23	80
—		16.13	4.50	30,781	1.10	N/A	1.29	0.30	78
—		15.50	3.74	33,929	1.10	N/A	1.55	0.47	62
—	[4]	15.40	(14.01)	36,461	1.10	N/A	1.41	0.78	80
—		20.42	17.46	46,008	1.36	N/A	1.42	0.35	75

$—		$16.09	(6.87%)	$695,516	0.95%[5]	N/A	1.03%[5]	1.08%[5]	39%[6]
—		18.73	9.93	666,271	0.95	N/A	1.03	0.88	80
—		17.39	13.59	590,525	0.95	N/A	1.04	0.84	83
—		15.60	6.90	415,999	0.95	N/A	1.10	2.38 [7]	80
—		14.66	(1.75)	279,978	0.95	N/A	1.24	0.86	98
—		15.59	23.39	60,087	0.96	N/A	1.39	1.20	136

[1]	Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Portfolio turnover rate excludes securities delivered/received from processing redemptions/subscriptions in-kind.
[4]	Amount is less than $0.005.
[5]	Annualized.
[6]	Not Annualized.
[7]	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.18. The ratio of net investment income would have been 1.25%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  65

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Global Long/Short Fund
Institutional Class
9/1/18 through 2/28/19†	$11.52	$0.02	$(0.55)	$(0.53)	$—	$(0.20)	$(0.20)
8/31/18	11.34	(0.01)	0.19	0.18	—	—	—
8/31/17	10.90	(0.11)	0.57	0.46	(0.02)	—	(0.02)
8/31/16	10.55	0.05 [7]	0.34	0.39	—	(0.04)	(0.04)
8/31/15	10.30	(0.13)	0.38	0.25	—	—	—
12/31/13** through 8/31/14	10.00	(0.14)	0.44	0.30	—	—	—
Investor Class
9/1/18 through 2/28/19†	$11.40	$0.01	$(0.74)	$(0.73)	$—	$—	$—
8/31/18	11.25	(0.04)	0.19	0.15	—	—	—
8/31/17	10.85	(0.13)	0.54	0.41	(0.01)	—	(0.01)
8/31/16	10.51	0.02 [7]	0.36	0.38	—	(0.04)	(0.04)
8/31/15	10.29	(0.16)	0.38	0.22	—	—	—
4/11/14** through 8/31/14	9.86	(0.09)	0.52	0.43	—	—	—
Boston Partners Emerging Markets Long/Short Fund
Institutional Class
9/1/18 through 2/28/19†	$10.49	$(0.02)	$(0.24)	$(0.26)	$—	$(0.05)	$(0.05)
8/31/18	12.12	(0.05)	(0.87)	(0.92)	(0.26)	(0.45)	(0.71)
8/31/17	11.15	(0.07)	1.96	1.89	(0.82)	(0.10)	(0.92)
12/15/15** through 8/31/16	10.00	(0.09)	1.24	1.15	—	—	—
Boston Partners Emerging Markets Fund
Institutional Class
9/1/18 through 2/28/19†	$9.13	$0.02	$—	$0.02	$—	$—	$—
10/17/17** through 8/31/18	10.00	0.05	(0.86)	(0.81)	(0.06)	—	(0.06)

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
**	Commencement of operations.
^	Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Global Long/Short Fund. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

66  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (concluded)	Per Share Operating Performance

Redemption Fees*^		Net Asset Value, End of Period	Total Investment Return/(Loss)[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any		Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)		Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any		Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—		$10.79	(4.56%)	$832,640	2.17%[5]		1.65%[5]		2.17%[5]		0.45%[5]	53%[6]
—		11.52	1.59	913,237	2.34		1.65		2.34		(0.11)	85
—		11.34	4.26	1,008,234	2.63		1.70		2.63		(0.94)	109
—	[4]	10.90	3.74	853,621	2.99		1.74		2.99		0.47 [7]	137
—	[4]	10.55	2.43	317,600	3.09		1.96		3.05		(1.27)	132
—	[4]	10.30	3.00	37,403	3.88	[5]	2.00	[5]	4.89	[5]	(2.04)[5]	72	[6]

$—		$10.67	(4.60%)	$21,961	2.42%[5]		1.90%[5]		2.42%[5]		0.20%[5]	53%[6]
—		11.40	1.33	23,987	2.59		1.90		2.59		(0.36)	85
—		11.25	3.92	34,030	2.88		1.95		2.88		(1.17)	109
—	[4]	10.85	3.66	31,294	3.24		1.99		3.24		0.22 [7]	137
—	[4]	10.51	2.14	59,919	3.34		2.21		3.30		(1.52)	132
—	[4]	10.29	4.36	2,841	4.12	[5]	2.25	[5]	4.44	[5]	(2.28)[5]	72	[6]

$—		$10.18	(2.41%)	$62,570	1.97%[5]		1.97%[5]		2.51%[5]		(0.38%)[5]	100%[6]
—		10.49	(8.11)	58,245	2.00		2.00		2.37		(0.47)	222
—		12.12	18.71	56,829	2.13		2.06		2.99		(0.60)	184
—		11.15	11.50	10,938	3.87	[5]	2.10	[5]	7.82	[5]	(1.26)[5]	229	[3,6]

$—		$9.15	0.22%	$9,436	1.08%[5]		N/A		3.28%[5]		0.43%[5]	81%[6]
—		9.13	(8.11)	8,296	1.10	[5]	N/A		2.95	[5]	0.58 [5]	146	[6]

[1]	Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Portfolio turnover rate excludes securities delivered/received from processing redemptions/subscriptions in-kind.
[4]	Amount is less than $0.005.
[5]	Annualized.
[6]	Not Annualized.
[7]	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $(0.09) and $(0.12) for Institutional Class and Investor Class, respectively. The ratio of net investment income (loss) would have been (0.88)% and (1.13)% for Institutional Class and Investor Class, respectively.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2019  |  67

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

February 28, 2019 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“BP Emerging Markets Long/Short Fund”) and Boston Partners Emerging Markets Fund (“BP Emerging Markets Fund”) (collectively the “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of the end of the reporting period, the Funds (other than the WPG Small/Micro Cap Value Fund, BP Emerging Markets Long/Short Fund, and BP Emerging Markets Fund) each offer two classes of shares, Institutional Class and Investor Class. As of the end of the reporting period, Investor Class shares of the BP Global Equity Fund have not been issued. The WPG Small/Micro Cap Value Fund, BP Emerging Markets Long/Short Fund, and BP Emerging Markets Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of BP Small Cap Value Fund II and BP All-Cap Value Fund is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Global Equity Fund, BP Global/Long Short Fund, BP Emerging Markets Fund and BP Emerging Markets Long/Short Fund is to seek long-term capital growth. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small/Micro Cap Value Fund is to seek appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Funds is February 28, 2019, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

PORTFOLIO VALUATION —Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2019 (unaudited)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2019 (unaudited)

U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

EMERGING MARKETS RISK — The BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

OPTIONS WRITTEN — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2019 (unaudited)

During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$47,527	$3,570,183
BP Global Long/Short Fund	—	4,160,558

SHORT SALES — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund had net income/(charges) of $317,257, $17,287,792, $2,799,007 and $1,090 respectively, on borrowed securities. Such amounts are included in prime broker interest income and prime broker interest expense on the Statements of Operations.

As of the end of the reporting period, BP Long/Short Equity Fund, BP Long/Short Research Fund and BP Global Long/Short Fund had securities sold short valued at $180,086,335, $2,057,645,026 and $414,644,748, respectively, for which securities of $350,153,027, $4,543,439,743 and $826,774,788 and deposits of $183,711,730, $2,054,438,490 and $415,260,450, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP LONG/SHORT EQUITY FUND			BP LONG/SHORT RESEARCH FUND
DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
157	EUR 352,679	0.03%	50	AUD 1,689,375	1.92%
177	USD 3,471,863	2.68%	73	CAD 4,798,707	2.17%
			99	CHF 1,634,540	0.36%
			126	DKK 11,131,442	0.10%
			101	EUR 2,775,362	0.03%
			88	GBP 1,707,954	1.10%
			98	HKD 12,075,217	1.24%
			54	ILS 2,535,500	0.67%
			64	JPY 453,506,565	0.36%
			89	MXN 4,962,001	8.49%
			118	NOK 25,924,912	1.14%
			74	SEK 8,832,795	0.10%
			180	SGD 1.76	0.00%
			114	USD 41,254,560	2.61%

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2019 (unaudited)

BP GLOBAL LONG/SHORT FUND			BP EMERGING MARKETS LONG/SHORT FUND
DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
34	AUD 89,230	1.93%	58	CAD 26,487	2.14%
79	CAD 42,136	2.16%	34	EUR 2,617	0.01%
37	EUR 29,011	0.02%	39	GBP 2,292	1.10%
83	GBP 41,159	1.10%	26	HKD 247,228	1.15%
80	HKD 333,432	1.72%	30	ILS 29,398	0.66%
112	JPY 5,309,136	0.36%	24	JPY 862,972	0.37%
48	MXN 710,312	8.40%	32	NOK 46,915	1.09%
17	NOK 433,199	1.03%	19	SGD 250	1.44%
23	SGD 41,580	2.00%	146	USD 78,249	2.65%
46	USD 572,737	2.74%	89	ZAR 44,875	7.19%

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund incurred interest expense during the current fiscal period on such borrowings, in the amount of $45,781, $389,324, $3,088 and $948, respectively.

CONTRACTS FOR DIFFERENCE — The BP Global Long/Short Fund, BP Long/Short Research Fund, BP Emerging Markets Long/Short Fund and BP Emerging Markets Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. As of the end of the reporting period, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund had cash deposits for contracts for difference of $8,520,000, $3,340,000 and $3,459,844, respectively, which were pledged as collateral. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Research Fund, BP Global Long/Short Fund, BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Long/Short Research Fund	$80,856,046	$124,569,871
BP Global Long/Short Fund	—	20,931,930
BP Emerging Markets Long/Short Fund	18,458,242	20,500,523
BP Emerging Markets Fund	1,220,267	—

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2019 (unaudited)

The following is a summary of CFD’s that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Long/Short Research Fund
Goldman Sachs	$2,788,566	$1,571,578	$—	$1,216,988	$1,571,578	$1,571,578	$—	$—
Macquarie	156,700	156,700	—	—	1,341,934	156,700	1,185,234	—
Total	$2,945,266	$1,728,278	$—	$1,216,988	$2,913,512	$1,728,278	$1,185,234	$—
BP Global Long/Short Fund
Goldman Sachs	$196,258	$93,334	$—	$102,924	$93,334	$93,334	$—	$—
Macquarie	64,729	53,135	—	11,594	53,135	53,135	—	—
Morgan Stanley	64,788	24,203	—	40,585	24,203	24,203	—	—
Total	$325,775	$170,672	$—	$155,103	$170,672	$170,672	$—	$—
BP Emerging Markets Long/Short Fund
Citibank	$—	$—	$—	$—	$23,026	$—	$—	$23,026
Goldman Sachs	584,438	584,438	—	—	720,263	584,438	135,825	—
Macquarie	20,113	2,991	—	17,122	2,991	2,991	—	—
Morgan Stanley	26,268	26,268	—	—	62,489	26,268	36,221	—
Total	$630,819	$613,697	$—	$17,122	$808,769	$613,697	$172,046	$23,026
BP Emerging Markets Fund
Goldman Sachs	$32,928	$6,213	$—	$26,715	$6,213	$6,213	$—	$—
Total	$32,928	$6,213	$—	$26,715	$6,213	$6,213	$—	$—
[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Actual collateral pledged may be more than the amount shown.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

2. INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until February 29, 2020 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after this date.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP Small Cap Value Fund II	1.00%	1.10%	1.35%
BP Long/Short Equity Fund	2.25	2.50	2.75
BP Long/Short Research Fund	1.25	1.50	1.75
BP All-Cap Value Fund	0.70	0.80	1.05
WPG Partners Small/Micro Cap Value Fund*	0.80	1.10	N/A
BP Global Equity Fund	0.90	0.95	1.20
BP Global Long/Short Fund	1.50	2.00	2.25
BP Emerging Markets Long/Short Fund	1.85	2.00	N/A
BP Emerging Markets Fund	0.85	1.10	N/A

*    0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

The Adviser may recoup from each Fund (except BP Long/Short Equity Fund and BP All-Cap Value Fund) fees and expenses previously

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2019 (unaudited)

paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, short sale dividend expense, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the Expense Caps that are currently in effect, if different.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	RECOUPMENTS	NET ADVISORY FEES
BP Small Cap Value Fund II	$2,790,469	$200,598	$—	$2,589,871
BP Long/Short Equity Fund	6,075,082	19,757	—	6,055,325
BP Long/Short Research Fund	35,801,748	2,535	—	35,799,213
BP All-Cap Value Fund	7,326,115	129,637	—	7,196,478
WPG Partners Small/Micro Cap Value Fund	107,312	16,273	—	91,039
BP Global Equity Fund	2,936,647	276,425	—	2,660,222
BP Global Long/Short Fund	6,641,708	3,617	—	6,638,091
BP Emerging Markets Long/Short Fund	547,496	159,075	—	388,421
BP Emerging Markets Fund	34,530	89,289	—	(54,759)

	EXPIRATION
FUND	AUGUST 31, 2020	AUGUST 31, 2021	AUGUST 31, 2022	TOTAL
BP Small Cap Value Fund II	$374,241	$242,966	$194,949	$812,156
WPG Partners Small/Micro Cap Value Fund	64,536	5,324	16,176	86,036
BP Global Equity Fund	407,721	523,243	271,926	1,202,890
BP Emerging Markets Long/Short Fund	220,693	245,314	156,272	622,279
BP Emerging Markets Fund	—	135,327	89,002	224,329

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

74  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2019 (unaudited)

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP Small Cap Value Fund II	$92,196,507	$87,479,726
BP Long/Short Equity Fund	201,982,134	464,825,648
BP Long/Short Research Fund	1,818,554,781	3,277,623,854
BP All-Cap Value Fund	454,690,817	632,575,885
WPG Partners Small/Micro Cap Value Fund	11,163,063	14,655,355
BP Global Equity Fund	326,302,361	248,600,685
BP Global Long/Short Fund	458,067,018	488,802,916
BP Emerging Markets Long/Short Fund	43,986,834	38,725,429
BP Emerging Markets Fund	6,185,884	5,470,817

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. CAPITAL SHARE TRANSACTIONS

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund, BP Global Long/Short Fund and WPG Small/Micro Cap Value Fund, which have 750,000,000 shares, 300,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6. RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Board. Therefore, not all restricted securities are considered illiquid.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

7. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

				NET UNREALIZED
	FEDERAL	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	TAX COST	APPRECIATION	(DEPRECIATION)	(DEPRECIATION)
BP Small Cap Value Fund II	$626,858,092	$173,769,964	$(26,816,444)	$146,953,520
BP Long/Short Equity Fund	612,710,757	205,685,159	(103,468,570)	102,216,589
BP Long/Short Research Fund	5,453,989,806	1,575,171,648	(733,158,149)	842,013,499
BP All-Cap Value Fund	2,092,707,225	580,503,030	(39,883,495)	540,619,535
WPG Small/Micro Cap Value Fund	37,144,732	6,214,986	(2,789,689)	3,425,297
BP Global Equity Fund	632,629,566	96,189,115	(19,980,609)	76,208,506
BP Global Long/Short Fund	823,961,746	152,994,198	(76,229,099)	76,765,099
BP Emerging Markets Long/Short Fund	58,478,537	2,282,339	(5,710,992)	(3,428,653)
BP Emerging Markets Fund	9,020,703	188,345	(1,093,160)	(904,815)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying

Semi-Annual Report 2019  |  75

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2019 (unaudited)

financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2018 were reclassified among the following accounts. They are primarily attributable to net investment loss, gains and losses on foreign currency transactions, tax reclassification of distributions received, capitalization of short sale dividends, investments in contract for differences and investments in partnerships and passive foreign investment companies.

		ACCUMULATED
	UNDISTRIBUTED	NET REALIZED
	NET INVESTMENT	GAIN/(LOSS) ON	PAID-IN
FUND	INCOME/(LOSS)	INVESTMENTS	CAPITAL
BP Small Cap Value Fund II	$13,421	$6,009	$(19,430)
BP Long/Short Equity Fund	13,350,000	(2,678,350)	(10,671,650)
BP Long/Short Research Fund	32,677,886	(32,659,078)	(18,808)
BP All-Cap Value Fund	19,006	(696)	(18,310)
WPG Small/Micro Cap Value Fund	16,098	(20,224)	4,126
BP Global Equity Fund	671,448	(646,266)	(25,182)
BP Global Long/Short Fund	8,827,381	(3,255,805)	(5,571,576)
BP Emerging Markets Long/Short Fund	(127,221)	211,548	(84,327)
BP Emerging Markets Fund	(33,973)	33,973	—

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

	UNDISTRIBUTED	UNDISTRIBUTED		QUALIFIED		UNREALIZED
	ORDINARY	LONG-TERM	CAPITAL LOSS	LATE-YEAR	OTHER	APPRECIATION/
FUND	INCOME	CAPITAL GAINS	CARRYFORWARDS	LOSS DEFERRAL	UNREALIZED	(DEPRECIATION)
BP Small Cap Value Fund II	$10,264,510	$20,286,557	$—	$—	$—	$146,953,494
BP Long/Short Equity Fund	—	43,198,509	—	(7,983,334)	(155,425)	102,280,097
BP Long/Short Research Fund	4,550,093	289,436,021	—	—	—	825,885,803
BP All-Cap Value Fund	12,186,352	71,942,347	—	—	—	540,619,653
WPG Small/Micro Cap Value Fund	1,613,852	207,833	—	—	—	3,425,297
BP Global Equity Fund	15,726,403	27,598,173	—	—	—	76,210,966
BP Global Long/Short Fund	—	16,526,690	—	—	—	76,783,496
BP Emerging Markets Long/Short Fund	—	318,894	—	(267,985)	—	(3,451,859)
BP Emerging Markets Fund	—	—	(101,624)	(6,031)	—	(906,125)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018 was as follows:

	ORDINARY	LONG-TERM
FUND	INCOME	GAINS	TOTAL
BP Small Cap Value Fund II	$8,031,025	$16,669,970	$24,700,995
BP Long/Short Equity Fund	—	7,509,053	7,509,053
BP Long/Short Research Fund	—	—	—
BP All-Cap Value Fund	25,614,028	56,027,939	81,641,967
WPG Small/Micro Cap Value Fund	1,314,493	808,840	2,123,333
BP Global Equity Fund	5,246,460	7,667,111	12,913,571
BP Global Long/Short Fund	—	—	—
BP Emerging Markets Long/Short Fund	3,252,965	106,833	3,359,798
BP Emerging Markets Fund	37,354	—	37,354

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2018.

76  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2019 (unaudited)

For the fiscal year ended August 31, 2018, the following Funds deferred to September 1, 2018, the following qualified late year losses.

	LATE-YEAR	POST-OCTOBER
	ORDINARY LOSS	CAPITAL LOSS
FUND	DEFERRAL	DEFERRAL
BP Small Cap Value Fund II	$—	$—
BP Long/Short Equity Fund	7,983,334	—
BP Long/Short Research Fund	—	—
BP All-Cap Value Fund	—	—
WPG Small/Micro Cap Value Fund	—	—
BP Global Equity Fund	—	—
BP Global Long/Short Fund	—	—
BP Emerging Markets Long/Short Fund	267,985	—
BP Emerging Markets Fund	6,031	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2018, the BP Emerging Markets Fund had short-term post-enactment capital losses of $101,624. The capital losses can be carried forward for an unlimited period.

8. SECURITIES LENDING

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. Investments purchased with proceeds from securities lending are overnight and continuous. During the current fiscal period, the Funds participated in securities lending. The market value of securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such loans were as follows:

	MARKET VALUE		INCOME RECEIVED
	OF SECURITIES	MARKET VALUE	FROM SECURITIES
FUND	LOANED	OF COLLATERAL	LENDING
BP Small Cap Value Fund II	$164,342,194	$170,373,006	$136,174
BP Long/Short Equity Fund	52,788,759	54,729,523	102,266
BP All-Cap Value Fund	516,880,743	528,806,686	325,172
WPG Small/Micro Cap Value Fund	7,708,445	8,031,303	15,001
BP Global Equity Fund	34,932,768	35,967,290	65,129

Semi-Annual Report 2019  |  77

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (concluded)

February 28, 2019 (unaudited)

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE
				STATEMENT OF ASSETS AND LIABILITIES
			NET AMOUNT
		GROSS AMOUNTS	OF ASSETS
		OFFSET IN	PRESENTED IN
	GROSS AMOUNT	THE STATEMENT	THE STATEMENT		CASH
	OF RECOGNIZED	OF ASSETS	OF ASSETS	FINANCIAL	COLLATERAL
FUND	ASSETS	AND LIABILITIES	AND LIABILITIES	INSTRUMENTS[1]	RECEIVED	NET AMOUNT
BP Small Cap Value Fund II	$164,342,194	$—	$164,342,194	$(164,342,194)	$—	$—
BP Long/Short Equity Fund	52,788,759	—	52,788,759	(52,788,759)	—	—
BP All-Cap Value Fund	516,880,743	—	516,880,743	(516,880,743)	—	—
WPG Small/Micro Cap Value Fund	7,708,445	—	7,708,445	(7,708,445)	—	—
BP Global Equity Fund	34,932,768	—	34,932,768	(34,932,768)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilites. Actual collateral received may be more than the amount shown.

9. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Funds’ financial statements and has elected to early adopt the modified disclosure effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund’s through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

78  |  Semi-Annual Report 2019

BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION

(unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Part F of Form N-PORT. The Company’s Form N-PORT is available on the SEC website at http://www.sec.gov.

Semi-Annual Report 2019  |  79

INVESTMENT ADVISER

Boston Partners Global Investors, Inc.
909 Third Avenue, 32nd Floor
New York, NY 10022

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

PRINCIPAL UNDERWRITER

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

LEGAL COUNSEL

Drinker Biddle & Reath LLP
OneLogan Square, Ste. 2000
Philadelphia, PA 19103-6996

BOS-SAR19

Campbell Dynamic Trend Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Campbell Dynamic Trend Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Campbell Dynamic Trend Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6488.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Campbell Dynamic Trend Fund, you can call 1-844-261-6488 to inform the Campbell Dynamic Trend Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Campbell Dynamic Trend Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Dynamic Trend Fund

Semi-Annual Report
Performance Data
February 28, 2019 (Unaudited)

average annual total returns for the period ended february 28, 2019
	SIX MONTHS(1)	ONE YEAR	THREE YEAR	SINCE INCEPTION(2)
Campbell Dynamic Trend Fund	-6.71%	-5.98%	-3.46%	-3.32%
Barclay BTOP50 Index(3)	-3.20%	-3.15%	-5.32%	-2.90%

(1)	Not annualized.

(2)	Inception date of the Fund is December 31, 2014.

(3)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio, as stated in the current prospectus dated December 31, 2018, is 2.46% and the Fund’s net operating expense ratio after waivers is 1.25%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.25% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

The Fund intends to elect to be treated and to qualify each year, as a regulated investment company (“RIC”) under the U.S. Internal Revenue Code (“Code”). To maintain qualification for federal income tax purposes as a RIC under the Code, the Fund must meet certain source-of-income, asset diversification and distribution of its income requirements. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading adviser programs, as measured by assets under management, are selected for inclusion in the BTOP50. The index portfolio is equally weighted among the selected programs at the beginning of each calendar year and rebalanced annually. It is impossible to invest directly in an index.

Portfolio composition is subject to change.

1

Campbell Dynamic Trend Fund

Fund Expense Examples

February 28, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six- Month Total Investment Return for the Fund
Actual	$1,000.00	$ 932.90	$5.99	1.25%	-6.71%
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26	1.25	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for the Fund.

2

Campbell Dynamic Trend Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2019 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	82.4%	$18,381,536
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	17.6	3,919,770
NET ASSETS	100.0%	$22,301,306

The Fund seeks to achieve its investment objective by allocating its assets among derivatives and fixed income securities.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
3

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments

February 28, 2019 (Unaudited)

	Coupon*	Maturity Date	Par	Value
SHORT-TERM INVESTMENTS — 82.4%
U.S. TREASURY OBLIGATIONS — 82.4%
United States Treasury Bill	2.319%	3/28/2019	$3,495,000	$3,488,807
United States Treasury Bill	2.410%	4/25/2019	2,835,000	2,824,670
United States Treasury Bill	2.470%	5/16/2019	3,000,000	2,984,895
United States Treasury Bill	2.474%	6/20/2019	2,915,000	2,893,508
United States Treasury Bill	2.429%	7/18/2019	2,570,000	2,546,110
United States Treasury Bill	2.439%	8/15/2019	3,685,000	3,643,546
				18,381,536
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,382,407)				18,381,536

TOTAL INVESTMENTS — 82.4%
(Cost $18,382,407)				18,381,536

OTHER ASSETS IN EXCESS OF LIABILITIES — 17.6%				3,919,770
NET ASSETS — 100.0%				$22,301,306

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Futures contracts outstanding as of February 28, 2019 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10 Year Mini Japanese Government Bond	Mar-19	74	$6,638,855	$46,401
3-Month Euro Euribor	Mar-20	284	80,758,906	28,765
90-Day Bank Bill	Jun-19	68	48,235,845	2,132
90-Day Euro	Mar-20	58	14,500,000	362
90-Day Sterling	Mar-20	145	24,040,056	(9,086)
Amsterdam Index	Mar-19	2	246,153	358
Australian 10-Year Bond	Mar-19	39	2,766,468	66,665
Australian 3-Year Bond	Mar-19	153	10,853,065	67,514
Canadian 10-Year Bond	Jun-19	33	2,507,694	(13,607)
DJIA Mini E-CBOT	Mar-19	1	129,565	(57)
Euro BUXL 30-Year Bond Futures	Mar-19	11	1,251,194	36,499
Euro-Bobl	Mar-19	59	6,710,951	16,788
Euro-BTP	Mar-19	6	682,470	1,017
Euro-Bund	Mar-19	27	3,071,113	52,189
Euro-Oat	Mar-19	27	3,071,113	31,305
Euro-Schatz	Mar-19	74	8,417,125	(8,760)
Gold 100 Oz	Apr-19	8	1,052,880	(839)
Hang Seng Index	Mar-19	1	182,592	1,073
Live Cattle	Apr-19	22	1,142,680	17,605
London Metals Exchange Aluminum	Mar-19	22	1,042,113	9,420
London Metals Exchange Copper	Mar-19	4	653,050	39,375
London Metals Exchange Copper	Jun-19	2	325,650	1,663
London Metals Exchange Nickel	Mar-19	7	545,601	37,152
London Metals Exchange Nickel	Jun-19	2	156,876	(1,153)
London Metals Exchange Zinc	Mar-19	7	490,963	24,140
London Metals Exchange Zinc	Jun-19	1	69,338	747
Long Gilt	Jun-19	10	1,326,348	(20,438)
OMX Stockholm 30 Index	Mar-19	14	238,285	(1,262)
Palladium	Jun-19	11	1,651,650	60,973
S&P/TSX 60 Index	Mar-19	3	434,241	(660)
Silver	May-19	2	156,350	(3,590)
SPI 200 Index	Mar-19	4	436,180	4,906
Sugar No. 11 (World)	May-19	1	14,314	(384)
U.S. Treasury 10-Year Notes	Jun-19	21	2,102,121	(10,044)
U.S. Treasury 2-Year Notes	Jun-19	29	5,788,133	(3,213)
U.S. Treasury 5-Year Notes	Jun-19	31	3,131,305	(5,378)
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-19	8	975,800	(10,577)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-19	4	402,243	(9,038)
				$448,963

The accompanying notes are an integral part of the consolidated financial statements.
5

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2019 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Brent Crude	Jun-19	3	$(198,990)	$1,975
Cattle Feeder Futures	Apr-19	2	(146,150)	544
Cocoa	May-19	3	(67,410)	(219)
Coffee	May-19	17	(627,619)	38,367
Corn	May-19	21	(389,288)	13,540
Cotton No.2	May-19	23	(837,430)	(12,884)
DAX Index	Mar-19	2	(655,171)	(26,791)
Euro Stoxx 50	Mar-19	3	(112,539)	(4,406)
FTSE 100 Index	Mar-19	1	(93,846)	(127)
FTSE/JSE Top 40	Mar-19	6	(211,042)	(7,905)
FTSE/MIB Index	Mar-19	1	(117,470)	(4,723)
Gasoline RBOB	Apr-19	6	(441,580)	(32,359)
IBEX 35 Index	Mar-19	1	(105,693)	(3,643)
Lean Hogs	Apr-19	17	(379,952)	15,340
London Metals Exchange Aluminum	Mar-19	22	(1,042,113)	26,002
London Metals Exchange Aluminum	Jun-19	14	(671,038)	(15,562)
London Metals Exchange Copper	Mar-19	4	(653,050)	(51,084)
London Metals Exchange Copper	Jun-19	2	(325,650)	(20,056)
London Metals Exchange Nickel	Mar-19	7	(545,601)	(64,340)
London Metals Exchange Nickel	Jun-19	2	(156,876)	(7,998)
London Metals Exchange Zinc	Mar-19	7	(490,963)	(39,092)
London Metals Exchange Zinc	Jun-19	1	(69,338)	(3,640)
Low Sulphur Gasoil G Futures	Apr-19	3	(186,225)	(13,005)
MSCI Singapore Exchange ETS	Mar-19	1	(26,612)	273
MSCI Taiwan Index	Mar-19	4	(151,320)	(388)
Natural Gas	Apr-19	1	(28,100)	(1,912)
Nikkei 225 (Osaka Securities Exchange)	Mar-19	3	(287,175)	(9,377)
Platinum	Apr-19	9	(393,840)	(36,692)
Russell 2000 E-Mini	Mar-19	2	(157,550)	(5,809)
S&P Mid 400 E-Mini	Mar-19	1	(191,080)	(5,062)
Soybean	May-19	6	(273,075)	4,545
Topix Index	Mar-19	3	(432,243)	(8,093)
Wheat	May-19	16	(367,600)	25,154
WTI Crude	Apr-19	5	(286,100)	(20,382)
				$(269,809)
Total Futures Contracts				$179,154

The accompanying notes are an integral part of the consolidated financial statements.
6

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2019 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2019 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	3,550,000	USD	2,552,611	Mar 20 2019	UBS	$(33,500)
CAD	7,000,000	USD	5,311,706	Mar 20 2019	UBS	10,300
CHF	350,000	USD	355,905	Mar 20 2019	UBS	(4,545)
EUR	2,400,000	USD	2,739,473	Mar 20 2019	UBS	(4,877)
GBP	2,500,000	USD	3,252,127	Mar 20 2019	UBS	67,271
JPY	543,000,000	USD	4,965,239	Mar 20 2019	UBS	(85,809)
NOK	16,950,000	USD	1,974,193	Mar 20 2019	UBS	8,571
NZD	3,850,000	USD	2,651,474	Mar 20 2019	UBS	(28,480)
SEK	28,800,000	USD	3,167,508	Mar 20 2019	UBS	(44,176)
USD	3,652,825	AUD	5,050,000	Mar 20 2019	UBS	69,301
USD	6,313,567	CAD	8,350,000	Mar 20 2019	UBS	(34,826)
USD	1,217,861	CHF	1,200,000	Mar 20 2019	UBS	13,199
USD	4,935,229	EUR	4,300,000	Mar 20 2019	UBS	35,745
USD	3,796,189	GBP	2,950,000	Mar 20 2019	UBS	(120,700)
USD	5,371,469	JPY	597,000,000	Mar 20 2019	UBS	6,791
USD	3,838,780	NOK	32,550,000	Mar 20 2019	UBS	31,172
USD	2,556,065	NZD	3,750,000	Mar 20 2019	UBS	1,201
USD	5,617,172	SEK	50,400,000	Mar 20 2019	UBS	151,341
Total Forward Foreign Currency Contracts						$37,979

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
7

Campbell Dynamic Trend Fund

Consolidated Statement of Assets and Liabilities

February 28, 2019 (Unaudited)

ASSETS
Investments, at value (cost $18,382,407)	$18,381,536
Cash	1,531,258
Deposits with brokers:
Futures contracts	1,286,567
Forward foreign currency contracts	945,000
Unrealized appreciation on futures contracts	672,790
Unrealized appreciation on forward foreign currency contracts	394,892
Prepaid expenses and other assets	19,576
Total assets	23,231,619
LIABILITIES
Due to broker	19,072
Payables for:
Advisory fees	5,269
Unrealized depreciation on futures contracts	493,636
Unrealized depreciation on forward foreign currency contracts	356,913
Other accrued expenses and liabilities	55,423
Total liabilities	930,313
Net assets	$22,301,306
NET ASSETS CONSIST OF:
Par value	$2,717
Paid-in capital	23,939,067
Total distributable earnings/(loss)	(1,640,478)
Net assets	$22,301,306
CAPITAL SHARES:
Net assets	$22,301,306
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,716,733
Net asset value, offering and redemption price per share	$8.21

The accompanying notes are an integral part of the consolidated financial statements.
8

Campbell Dynamic Trend Fund

Consolidated Statement of Operations

For The Six Months Ended

February 28, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$211,091
Total investment income	211,091
EXPENSES
Advisory fees (Note 2)	119,039
Audit and tax service fees	26,805
Administration and accounting services fees (Note 2)	23,446
Registration and filing fees	15,813
Legal fees	11,454
Officer fees	8,303
Transfer agent fees (Note 2)	3,840
Director fees	3,820
Custodian fees (Note 2)	1,215
Other expenses	2,054
Total expenses before waivers and reimbursements	215,789
Less: waivers and reimbursements (Note 2)	(73,471)
Net expenses after waivers and reimbursements	142,318
Net investment income/(loss)	68,773
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures contracts	(1,435,114)
Foreign currency transactions	759
Forward foreign currency contracts	59,153
Net change in unrealized appreciation/(depreciation) on:
Investments	(388)
Futures contracts	(155,373)
Foreign currency translations	149
Forward foreign currency contracts	(138,161)
Net realized and unrealized gain/(loss) from investments	(1,668,975)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,600,202)

The accompanying notes are an integral part of the consolidated financial statements.
9

Campbell Dynamic Trend Fund

Consolidated Statements of Changes in Net Assets

	For the six months ended february 28, 2019 (unaudited)	For the Year Ended August 31, 2018(1)
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$68,773	$7,684
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(1,375,202)	26,542
Net change in unrealized appreciation/(depreciation) on investments, future contracts, foreign currency translation and forward foreign currency contracts	(293,773)	382,034
Net increase/(decrease) in net assets resulting from operations	(1,600,202)	416,260

Dividends and Distributions to Shareholders From:
Total distributable earnings	(476,308)	(204,171)
Net decrease in net assets from dividends and distributions to shareholders	(476,308)	(204,171)

Capital Share Transactions:
Proceeds from shares sold	8	14,357,238
Proceeds from reinvestment of distributions	476,308	204,171
Shares redeemed	(4,741)	—
Net increase/(decrease) in net assets from capital share transactions	471,575	14,561,409
Total increase/(decrease) in net assets	(1,604,935)	14,773,498

Net Assets:
Beginning of period	23,906,241	9,132,743
End of period	$22,301,306	$23,906,241

Share Transactions:
Shares sold	1	1,624,061
Shares reinvested	57,180	22,660
Shares redeemed	(574)	—
Net increase/(decrease) in shares outstanding	56,607	1,646,721

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the Securities and Exchange Commission's (“SEC”) Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders from net realized capital gains were $(204,171) during the year ended August 31, 2018, and accumulated net investment income/(loss) as of August 31, 2018 was $(107,454).

The accompanying notes are an integral part of the consolidated financial statements.
10

Campbell Dynamic Trend Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	for the six months ended february 28, 2019 (unaudited)		For the Year Ended August 31, 2018		For the Year Ended August 31, 2017		For the year Ended August 31, 2016	For the Period Ended August 31, 2015(1)
Per Share Operating Performance
Net asset value, beginning of period	$8.99		$9.01		$9.26		$9.71	$10.00
Net investment income/(loss)(2)	0.03		0.01		(0.07)		(0.11)	(0.08)
Net realized and unrealized gain/(loss) from investments	(0.64)		0.17		(0.18)		(0.21)	(0.21)
Net increase/(decrease) in net assets resulting from operations	(0.61)		0.18		(0.25)		(0.32)	(0.29)
Dividends and distributions to shareholders from:
Net investment income	(0.03)		—		—		—	—
Net realized capital gains	(0.14)		(0.20)		—		(0.13)	—
Total dividends and distributions to shareholders	(0.17)		(0.20)		—		(0.13)	—
Net asset value, end of period	$8.21		$8.99		$9.01		$9.26	$9.71
Total investment return/(loss)(3)	(6.71	)%(6)	2.01%		(2.70)%		(3.36)%	(2.90	)%(6)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$22,301		$23,906		$9,133		$9,386	$9,715
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(5)	1.25	%(4)	1.27	%(4)	1.25%	1.26	%(4)(5)
Ratio of expenses to average net assets without waivers and reimbursements	1.90	%(5)	2.46%		3.47%		4.04%	4.39	%(5)
Ratio of net investment income/(loss) to average net assets	0.61	%(5)	0.06%		(0.80)%		(1.13)%	(1.25	)%(5)
Portfolio turnover rate	0	%(6)	0%		0%		0%	0	%(6)

(1)	The Fund commenced investment operations on December 31, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets would be 1.25%.
(5)	Annualized.
(6)	Not annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2019 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Campbell Dynamic Trend Fund (the “Fund”), which commenced investment operations on December 31, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2019, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

Consolidation of Subsidiary — The Adviser’s Campbell Dynamic Trend Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $698,006, which represented 3.13% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

12

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$18,381,536	$18,381,536	$—	$—
Commodity Contracts
Futures Contracts	316,543	316,543	—	—
Equity Contracts
Futures Contracts	6,610	6,610	—	—
Interest Rate Contracts
Futures Contracts	349,637	349,637	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	394,892	—	394,892	—
Total Assets	$19,449,218	$19,054,326	$394,892	$—

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(325,192)	$(325,192)	$—	$—
Equity Contracts
Futures Contracts	(78,303)	(78,303)	—	—
Interest Rate Contracts
Futures Contracts	(90,141)	(90,141)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(356,913)	—	(356,913)	—
Total Liabilities	$(850,549)	$(493,636)	$(356,913)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end

13

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative Instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of the end of the reporting period, grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$316,543	$6,610	$349,637	$—	$672,790
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	394,892	394,892
Total Value - Assets		$316,543	$6,610	$349,637	$394,892	$1,067,682

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(325,192)	$(78,303)	$(90,141)	$—	$(493,636)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(356,913)	(356,913)
Total Value - Liabilities		$(325,192)	$(78,303)	$(90,141)	$(356,913)	$(850,549)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

14

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/ (loss) from futures contracts	$(99,055)	$(1,260,036)	$(76,023)	$—	$(1,435,114)
Forward Contracts	Net realized gain/ (loss) from forward foreign currency contracts	—	—	—	59,153	59,153
Total Realized Gain/(Loss)		$(99,055)	$(1,260,036)	$(76,023)	$59,153	$(1,375,961)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(169,844)	$(260,733)	$275,204	$—	$(155,373)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	—	(138,161)	(138,161)
Total Change in Unrealized Appreciation/(Depreciation)		$(169,844)	$(260,733)	$275,204	$(138,161)	$(293,534)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$209,324,223	$(50,950,373)	$(56,122,229)	$56,191,540

15

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$394,892	$(356,913)	$—	$37,979	$356,913	$(356,913)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

16

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

17

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

18

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, L.P. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2019.

Advisory Fee	Expense Cap
1.05%	1.25%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$119,039	$(73,471)	$45,568

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2019	August 31, 2020	August 31, 2021	August 31, 2022	Total
$141,378	$199,666	$149,574	$73,471	$564,089

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

19

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities of the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$20,683,243	$15,197	$(432,168)	$(416,971)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to non-1256 futures and timing difference related to taxable income from a wholly owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

20

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following permanent differences as of August 31, 2018, primarily attributable to investments in wholly-owned controlled foreign corporation and reclassifications for treatment of certain foreign currency transactions were reclassified among the following accounts:

UNDISTRIBUTED NET INVESTMENT INCOME/(Loss)	ACCUMULATED NET REALIZED GAIN/(Loss)	PAID-IN CAPITAL
$(87,436)	$117,699	$(30,263)

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Capital Loss Carryforwards	Other Temporary Differences
$297,385	$178,895	$(40,248)	$—	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018, were as follows:

Ordinary Income	Long-Term Gains	Total
$204,171	$—	$204,171

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2018. As of August 31, 2018, the Fund had no tax basis qualified late-year losses.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2018, the Fund had no tax basis capital loss carryovers to offset future capital gains.

6. New Accounting Pronouncements and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s consolidated financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

21

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2019 (Unaudited)

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

22

Campbell Dynamic Trend Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or successor Form). The Company’s Form N-Q is available on the SEC website at http://www.sec.gov.

23

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Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

CADT-SAR19

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

SEMI-Annual Report

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-866-780-0357 ext. 3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-866-780-0357 ext. 3863 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

SEMI-Annual Investment Adviser’s Report

February 28, 2019 (Unaudited)

February 28, 2019

Dear Shareholder,

The Free Market Funds (the “Funds”) have surpassed $8.1 billion in assets under management. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months ended February 28, 2019, investors experienced some turbulence in the equity markets. U.S. stocks reached all-time highs back in September of 2018, but these highs were followed by a pullback to close out 2018. Large cap stocks fell to the tune of -3.04% as represented by the S&P 500® Index over the past 6 months. Large cap value stocks did not retrace as much and ended the last six months down only -1.62% as measured by the Russell 1000® Value Index. The hardest hit asset class in the funds were U.S. small cap stocks which fell -8.86% as measured by the Russell 2000® Index. Internationally, emerging market stocks led the way eking out a return of 0.33% as measured by the MSCI Emerging Markets Index. Broad based international markets however experienced downward pressure, returning -3.41% as measured by the MSCI World ex USA Index. International large cap stocks for comparison fell -3.58% as measured by the MSCI EAFE Index. International small cap stocks were hit hardest abroad during the time period, falling -7.92% as measured by the MSCI EAFE Small Cap Index. The bond markets over the last six months notched higher, returning 1.97% as measured by the World Government Bond Index as interest rates retreated from their peaks in November.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money endeavors to avoid the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing aims to provide both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

In the landmark study done by Eugene Fama and Kenneth French and published in “The Cross-Section of Expected Stock Returns”1 it is documented that, over the long term, investors could have received a premium for investing in small cap stocks and value stocks. These returns seem to be compensation for risk. In fixed income, risk as measured by volatility can be well described by bond maturity and credit quality. Matson Money’s vehicles deliberately seek to target specific risk and return tradeoffs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Sean T. Babin
Portfolio Manager
Matson Money, Inc.

1	Fama, E.F. and K. R. French. 1992. “The Cross-section of Expected Stock Returns”. The Journal of Finance. 47: 427–465.

1

FREE MARKET FUNDS

SEMI-Annual Investment Adviser’s Report (continued)

February 28, 2019 (Unaudited)

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Value is a subset of the securities found in the Russell 1000®. The stocks included in the value index are selected based on a “probability” of value as measured by their relative book-to-price (B/P) ratio.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MSCI EAFE Index captures large and mid-cap securities across 21 developed markets in Europe, Australasia, and Far East, excluding the U.S. and Canada. With 921 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,125 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. With 2,339 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 1,012 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country

The World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Diversification does not assure a profit nor protect against loss in a declining market. Investing in micro-cap or small cap companies involve additional risks such as limited liquidity and greater volatility than large companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Shares of the Funds are distributed by Quasar Distributors, LLC.

2

FREE MARKET FUNDS

PERFORMANCE DATA

February 28, 2019 (Unaudited)

Free Market U.S. Equity Fund

Total Returns for the Periods Ended February 28, 2019
		Average Annual
	Six Months(1)	1 Year	3 Year	5 Year	Since Inception(2)
Free Market U.S. Equity Fund	-7.67%	1.56%	13.60%	7.00%	8.65%
Russell 2500® Index	-6.25%	6.36%	15.92%	7.89%	8.71%
Composite Index(3)	-5.52%	4.58%	15.03%	8.25%	7.66%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.86% (included in the ratio is 0.31% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $17.75 per share on February 28, 2019.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual or semiannual report to shareholders which can be found at us.dimensional.com. Additional information about derivatives related risks, if applicable to the Fund, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders.

3

FREE MARKET FUNDS

PERFORMANCE DATA (CONtinued)

February 28, 2019 (Unaudited)

Free Market International Equity Fund

Total Returns for the Periods Ended February 28, 2019
		Average Annual
	Six Months(1)	1 Year	3 Year	5 Year	Since Inception(2)
Free Market International Equity Fund	-6.32%	-11.91%	9.93%	1.67%	2.61%
MSCI World (excluding U.S.) Index	-3.41%	-5.30%	9.48%	2.01%	1.15%
Composite Index(3)	-3.35%	-8.53%	11.09%	2.90%	1.78%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.03% (included in the ratio is 0.46% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $9.64 per share on February 28, 2019.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual or semiannual report to shareholders which can be found at us.dimensional.com. Additional information about derivatives related risks, if applicable to the Fund, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders.

4

FREE MARKET FUNDS

PERFORMANCE DATA (CONCLUDED)

February 28, 2019 (Unaudited)

Free Market Fixed Income Fund

Total Returns for the Periods Ended February 28, 2019
		Average Annual
	Six Months(1)	1 Year	3 Year	5 Year	Since Inception(2)
Free Market Fixed Income Fund	1.53%	2.46%	0.94%	0.92%	1.53%
FTSE World Government Bond Index 1-5 Years	1.97%	2.80%	1.39%	1.50%	2.14%
Composite Index(3)	1.71%	2.71%	1.18%	1.36%	2.17%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)

The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.73% (included in the ratio is 0.18% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.14 per share on February 28, 2019.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual or semiannual report to shareholders which can be found at us.dimensional.com. Additional information about derivatives related risks, if applicable to the Fund, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders.

5

FREE MARKET FUNDS

Fund Expense Example

February 28, 2019 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical ExampleS for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid*	Annualized Expense Ratio*	Actual Six-Month Total Investment Return for the Portfolio
Actual
Free Market U.S. Equity Fund	$ 1,000.00	$ 923.30	$ 2.62	0.55%	-7.67%
Free Market International Equity Fund	1,000.00	936.80	2.74	0.57	-6.32
Free Market Fixed Income Fund	1,000.00	1,015.30	2.75	0.55	1.53

Hypothetical (5% return before expenses)
Free Market U.S. Equity Fund	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%	N/A
Free Market International Equity Fund	1,000.00	1,021.97	2.86	0.57	N/A
Free Market Fixed Income Fund	1,000.00	1,022.07	2.76	0.55	N/A

*

Expenses are equal to each Fund’s annualized six-month expense ratio for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Each Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for each Fund for the period September 1, 2018 through February 28, 2019. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

Fund	Range of Weighted Expense Ratios
Free Market U.S. Equity Fund	0.00%	0.13%
Free Market International Equity Fund	0.00%	0.27%
Free Maket Fixed income Fund	0.00%	0.07%

6

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 99.9%
iShares Core S&P 500 ETF	133,331	$37,375,346
U.S. Large Cap Value Portfolio III (a)	35,008,000	851,394,558
U.S. Large Cap Value Series (b)	1,397,294	68,355,602
U.S. Large Company Portfolio (a)	19,963,216	429,808,037
U.S. Micro Cap Portfolio (c)	22,026,643	471,370,157
U.S. Small Cap Portfolio (c)	13,634,234	470,244,716
U.S. Small Cap Value Portfolio (c)	22,373,777	776,370,078
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,386,820,864)		3,104,918,494

SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 2.30%*	2,966,194	2,966,194
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,966,194)		2,966,194
TOTAL INVESTMENTS — 100.0%
(Cost $2,389,787,058)		3,107,884,688
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(230,783)
NET ASSETS — 100.0%		$3,107,653,905

Portfolio Holdings Summary Table

	% of Net Assets	Value
Domestic Equity Funds	99.9%	$3,104,918,494
Short-Term Investments	0.1	2,966,194
Liabilities In Excess Of Other Assets	0.0	(230,783)
NET ASSETS	100.0%	$3,107,653,905

*	Seven-day yield as of February 28, 2019.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of DFA Investment Dimensions Group Inc.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
7

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares/ Beneficial Interest	Value
INTERNATIONAL EQUITY FUNDS — 99.8%
Asia Pacific Small Company Portfolio (a)	1,389,144	$30,088,857
Canadian Small Company Series (b)	2,838,031	28,841,410
Continental Small Company Portfolio (a)	1,281,675	30,632,028
Continental Small Company Series (b)	464,912	39,945,089
DFA International Small Cap Value Portfolio (a)	48,981,269	900,275,715
DFA International Value Portfolio III (c)	31,642,560	471,157,721
DFA International Value Series (b)	8,575,995	199,906,432
Emerging Markets Portfolio (a)	4,273,510	118,162,553
Emerging Markets Small Cap Portfolio (a)	5,361,923	108,203,613
Emerging Markets Value Portfolio, Class Institutional (a)	3,777,889	108,085,400
Japanese Small Company Portfolio (a)	2,150,726	50,262,474
Large Cap International Portfolio (a)	5,132,846	112,819,954
United Kingdom Small Company Portfolio (a)	139,396	3,749,750
United Kingdom Small Company Series (b)	579,194	39,367,291
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,152,626,577)		2,241,498,287

SHORT-TERM INVESTMENTS — 0.2%
STIT-Government & Agency Portfolio, 2.30%*	3,428,136	3,428,136
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,428,136)		3,428,136
TOTAL INVESTMENTS — 100.0%
(Cost $2,156,054,713)		2,244,926,423
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		336,153
NET ASSETS — 100.0%		$2,245,262,576

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.8%	$2,241,498,287
Short-Term Investments	0.2	3,428,136
Other Assets In Excess Of Liabilities	0.0	336,153
NET ASSETS	100.0%	$2,245,262,576

*	Seven-day yield as of February 28, 2019.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
8

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio (a)	65,282,088	$694,601,412
DFA Inflation-Protected Securities Portfolio (a)	12,136,784	139,694,386
DFA Intermediate Government Fixed Income Portfolio (a)	13,613,748	166,496,137
DFA One-Year Fixed Income Portfolio (a)	39,285,050	403,850,312
DFA Short-Term Government Portfolio (a)	10,583,068	111,333,871
DFA Two-Year Global Fixed Income Portfolio (a)	42,246,585	418,241,191
iShares Intermediate-Term Corporate Bond ETF	3,116,551	168,137,926
iShares Short-Term Corporate Bond ETF	12,800,490	670,361,661
TOTAL FIXED INCOME FUNDS
(Cost $2,811,359,930)		2,772,716,896

SHORT-TERM INVESTMENTS — 0.5%
STIT-Government & Agency Portfolio, 2.30%*	14,625,576	14,625,576
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,625,576)		14,625,576
TOTAL INVESTMENTS — 99.9%
(Cost $2,825,985,506)		2,787,342,472
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,712,165
NET ASSETS — 100.0%		$2,789,054,637

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	99.4%	$2,772,716,896
Short-Term Investments	0.5	14,625,576
Other Assets In Excess Of Liabilities	0.1	1,712,165
NET ASSETS	100.0%	$2,789,054,637

*	Seven-day yield as of February 28, 2019.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
9

FREE MARKET FUNDS

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value (cost $2,386,820,864, $2,152,626,577 and $2,811,359,930, respectively)	$3,104,918,494	$2,241,498,287	$2,772,716,896
Short-term investments, at value (cost $2,966,194, $3,428,136 and $14,625,576, respectively)	2,966,194	3,428,136	14,625,576
Receivables for:
Receivable for capital shares sold	3,672,834	2,989,078	4,600,476
Dividends receivable	4,682	5,474	27,412
Prepaid expenses and other assets	106,428	72,504	93,877
Total assets	3,111,668,632	2,247,993,479	2,792,064,237
LIABILITIES
Payables for:
Capital shares redeemed	2,700,405	1,740,021	1,834,553
Advisory fees	1,162,426	837,063	1,057,129
Administration and accounting fees	130,853	107,850	103,387
Transfer agent fees	16,028	13,728	11,650
Other accrued expenses and liabilities	5,015	32,241	2,881
Total liabilities	4,014,727	2,730,903	3,009,600
Net assets	$3,107,653,905	$2,245,262,576	$2,789,054,637

NET ASSETS CONSIST OF:
Par value	$175,046	$232,936	$275,036
Paid-in capital	2,269,862,680	2,135,945,709	2,831,421,841
Total distributable earnings/(loss)	837,616,179	109,083,931	(42,642,240)
Net assets	$3,107,653,905	$2,245,262,576	$2,789,054,637

CAPITAL SHARES:
Net assets	$3,107,653,905	$2,245,262,576	$2,789,054,637
Shares outstanding ($0.001 par value, 700,000,000 shares authorized)	175,046,299	232,936,240	275,035,820
Net asset value, offering and redemption price per share	$17.75	$9.64	$10.14

The accompanying notes are an integral part of the financial statements.
10

FREE MARKET FUNDS

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$23,609,170	$31,668,933	$64,126,481
Total investment income	23,609,170	31,668,933	64,126,481

EXPENSES
Advisory fees (Note 2)	7,523,951	5,333,414	6,950,100
Administration and accounting fees (Note 2)	398,253	285,410	347,260
Audit fees	87,069	69,587	74,188
Transfer agent fees (Note 2)	77,909	57,380	69,651
Registration expense	56,132	40,652	45,925
Legal fees	50,858	36,243	46,213
Director fees	42,221	32,386	36,486
Officer fees	27,724	34,548	30,514
Custodian fees (Note 2)	16,812	18,166	14,776
Printing and shareholder reporting fees	8,324	7,276	11,779
Other expenses	66,412	268,407	57,933
Total expenses	8,355,665	6,183,469	7,684,825
Net investment income/(loss)	15,253,505	25,485,464	56,441,656

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	(760,265)	(7,814,558)	(2,295,759)
Capital gain distributions from non-affiliated fund investments	133,324,026	45,136,774	—
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	(409,433,046)	(208,651,695)	(11,057,935)
Net realized and unrealized gain/(loss) on investments	(276,869,285)	(171,329,479)	(13,353,694)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(261,615,780)	$(145,844,015)	$43,087,962

The accompanying notes are an integral part of the financial statements.
11

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$15,253,505	$23,676,276
Net realized gain/(loss) from investments	132,563,761	131,813,660
Net change in unrealized appreciation/(depreciation) on investments	(409,433,046)	405,839,915
Net increase/(decrease) in net assets resulting from operations	(261,615,780)	561,329,851

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets from dividends and distributions to shareholders	(152,180,367)	(111,719,472)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	267,594,104	601,886,011
Reinvestment of distributions	152,020,397	111,642,406
Shares redeemed	(311,723,636)	(474,574,738)
Net increase/(decrease) in net assets from capital shares	107,890,865	238,953,679
Total increase/(decrease) in net assets	(305,905,282)	688,564,058

NET ASSETS:
Beginning of period	3,413,559,187	2,724,995,129
End of period	$3,107,653,905	$3,413,559,187

SHARES TRANSACTIONS:
Shares sold	14,874,045	31,610,207
Dividends and distributions reinvested	9,871,454	5,913,263
Shares redeemed	(17,293,924)	(24,797,240)
Net increase/(decrease) in shares outstanding	7,451,575	12,726,230

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders were $(30,989,004) of net investment income and $(80,730,468) of net realized capital gains during the year ended August 31, 2018 and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $6,007,061.

The accompanying notes are an integral part of the financial statements.
12

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$25,485,464	$44,957,757
Net realized gain/(loss) from investments	37,322,216	42,573,743
Net change in unrealized appreciation/(depreciation) on investments	(208,651,695)	(67,682,280)
Net increase/(decrease) in net assets resulting from operations	(145,844,015)	19,849,220

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets from dividends and distributions to shareholders	(79,655,266)	(75,446,630)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	260,059,743	490,778,322
Reinvestment of distributions	79,625,037	75,430,897
Shares redeemed	(181,785,807)	(387,816,762)
Net increase/(decrease) in net assets from capital shares	157,898,973	178,392,457
Total increase/(decrease) in net assets	(67,600,308)	122,795,047

NET ASSETS:
Beginning of period	2,312,862,884	2,190,067,836
End of period	$2,245,262,576	$2,312,862,883

SHARES TRANSACTIONS:
Shares sold	26,784,031	43,547,885
Dividends and distributions reinvested	9,173,391	6,687,136
Shares redeemed	(18,823,068)	(34,040,963)
Net increase/(decrease) in shares outstanding	17,134,354	16,194,058

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders were $(52,597,992) of net investment income and $(22,848,638) of net realized capital gains during the year ended August 31, 2018 and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $8,072,040.

The accompanying notes are an integral part of the financial statements.
13

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$56,441,656	$27,376,112
Net realized gain/(loss) from investments	(2,295,759)	513,655
Net change in unrealized appreciation/(depreciation) on investments	(11,057,935)	(36,113,722)
Net increase/(decrease) in net assets resulting from operations	43,087,962	(8,223,955)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets from dividends and distributions to shareholders	(64,601,075)	(26,506,192)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	239,959,482	738,587,984
Reinvestment of distributions	64,593,101	26,506,000
Shares redeemed	(361,606,176)	(365,774,582)
Net increase/(decrease) in net assets from capital shares	(57,053,593)	399,319,402
Total increase/(decrease) in net assets	(78,566,706)	364,589,255

NET ASSETS:
Beginning of period	2,867,621,343	2,503,032,088
End of period	$2,789,054,637	$2,867,621,343

SHARES TRANSACTIONS:
Shares sold	23,649,565	72,300,803
Dividends and distributions reinvested	6,442,081	2,596,009
Shares redeemed	(35,670,832)	(35,849,154)
Net increase/(decrease) in shares outstanding	(5,579,186)	39,047,658

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders were $(23,965,853) of net investment income and $(2,540,339) of net realized capital gains during the year ended August 31, 2018 and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $6,289,498.

The accompanying notes are an integral part of the financial statements.
14

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$20.37		$17.60	$16.18	$16.08	$17.37	$14.66
Net investment income/(loss)(1)	0.09		0.15	0.12	0.18	0.13	0.09
Net realized and unrealized gain/(loss) on investments	(1.80)		3.34	2.13	1.18	(0.71)	3.18
Net increase/(decrease) in net assets resulting from operations	(1.71)		3.49	2.25	1.36	(0.58)	3.27
Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.20)	(0.15)	(0.15)	(0.11)	(0.10)
Net realized capital gains	(0.76)		(0.52)	(0.68)	(1.11)	(0.60)	(0.46)
Total dividends and distributions to shareholders	(0.91)		(0.72)	(0.83)	(1.26)	(0.71)	(0.56)
Net asset value, end of period	$17.75		$20.37	$17.60	$16.18	$16.08	$17.37
Total investment return/(loss)(2)	(7.67	)%(4)	20.11%	13.97%	9.10%	(3.55)%	22.49%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$3,107,654		$3,413,559	$2,724,995	$2,303,041	$1,971,430	$1,943,442
Ratio of expenses to average net assets(3)	0.55	%(5)	0.55%	0.56%	0.59%	0.60%	0.60%
Ratio of net investment income/(loss) to average net assets(3)	1.00	%(5)	0.76%	0.72%	1.15%	0.74%	0.54%
Portfolio turnover rate	3	%(4)	2%	5%	1%	6%	3%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
15

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$10.72		$10.97	$9.24	$9.28	$10.92	$9.36
Net investment income/(loss)(1)	0.11		0.22	0.14	0.23	0.17	0.19
Net realized and unrealized gain/(loss) on investments	(0.82)		(0.10)	1.89	0.05	(1.39)	1.71
Net increase/(decrease) in net assets resulting from operations	(0.71)		0.12	2.03	0.28	(1.22)	1.90
Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.26)	(0.19)	(0.16)	(0.22)	(0.19)
Net realized capital gains	(0.19)		(0.11)	(0.11)	(0.16)	(0.20)	(0.15)
Total dividends and distributions to shareholders	(0.37)		(0.37)	(0.30)	(0.32)	(0.42)	(0.34)
Net asset value, end of period	$9.64		$10.72	$10.97	$9.24	$9.28	$10.92
Total investment return/(loss)(2)	(6.32	)%(4)	0.98%	22.50%	3.13%	(11.25)%	20.49%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,245,263		$2,312,863	$2,190,068	$1,672,452	$1,443,094	$1,414,618
Ratio of expenses to average net assets(3)	0.57	%(5)	0.57%	0.58%	0.63%	0.64%	0.62%
Ratio of net investment income/(loss) to average net assets(3)	2.36	%(5)	1.93%	1.42%	2.60%	1.72%	1.84%
Portfolio turnover rate	2	%(4)	3%	2%	1%	3%	2%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
16

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$10.22		$10.36	$10.43	$10.25	$10.31	$10.24
Net investment income/(loss)(1)	0.20		0.10	0.10	0.06	0.06	0.04
Net realized and unrealized gain/(loss) on investments	(0.05)		(0.14)	(0.06)	0.17	(0.02)	0.09
Net increase/(decrease) in net assets resulting from operations	0.15		(0.04)	0.04	0.23	0.04	0.13
Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.09)	(0.11)	(0.03)	(0.07)	(0.04)
Net realized capital gains	—		(0.01)	—	(0.02)	(0.03)	(0.02)
Total dividends and distributions to shareholders	(0.23)		(0.10)	(0.11)	(0.05)	(0.10)	(0.06)
Net asset value, end of period	$10.14		$10.22	$10.36	$10.43	$10.25	$10.31
Total investment return/(loss)(2)	1.53	%(4)	(0.35)%	0.39%	2.26%	0.37%	1.34%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,789,055		$2,867,621	$2,503,032	$2,126,457	$2,004,504	$1,824,633
Ratio of expenses to average net assets(3)	0.55	%(5)	0.55%	0.56%	0.59%	0.60%	0.61%
Ratio of net investment income/(loss) to average net assets(3)	4.01	%(5)	1.02%	0.94%	0.54%	0.55%	0.37%
Portfolio turnover rate	2	%(4)	0%	0%	31%	2%	0%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
17

FREE MARKET FUNDS

Notes to Financial Statements

February 28, 2019 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Free Market U.S. Equity and Free Market International Equity’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2019, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$3,104,918,494	$3,036,562,892	$—	$—	$68,355,602
Short-Term Investments	2,966,194	2,966,194	—	—	—
Total Investments**	$3,107,884,688	$3,039,529,086	$—	$—	$68,355,602

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$2,241,498,287	$1,933,438,065	$—	$—	$308,060,222
Short-Term Investments	3,428,136	3,428,136	—	—	—
Total Investments**	$2,244,926,423	$1,936,866,201	$—	$—	$308,060,222

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Fixed Income Funds	$2,772,716,896	$2,772,716,896	$—	$—	$—
Short-Term Investments	14,625,576	14,625,576	—	—	—
Total Investments**	$2,787,342,472	$2,787,342,472	$—	$—	$—

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

For additional information about the DFA Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following tables.

For the period September 1, 2017 through February 28, 2018:

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

For the period March 1, 2018 through the end of the reporting period:

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived advisory fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
Free Market U.S. Equity Fund	$7,523,951
Free Market International Equity Fund	5,333,414
Free Market Fixed Income Fund	6,950,100

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

21

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$209,049,612	$104,600,311
Free Market International Equity Fund	192,505,000	44,465,290
Free Market Fixed Income Fund	68,880,014	132,256,737

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$2,292,056,658	$1,127,546,706	$(6,271,709)	$1,121,274,997
Free Market International Equity Fund	2,014,246,817	363,712,750	(65,680,108)	298,032,642
Free Market Fixed Income Fund	2,893,959,472	3,290,124	(31,297,438)	(28,007,314)

22

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2018, primarily attributable to redesignation of dividends paid and reclassifications of short-term capital gain distributions, were reclassified to the following accounts:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Free Market U.S. Equity Fund	$6,773,276	$(6,773,276)	$—
Free Market International Equity Fund	2,297,064	(2,297,064)	—
Free Market Fixed Income Fund	—	—	—

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$6,056,454	$124,080,874	$1,121,274,997
Free Market International Equity Fund	4,133,163	32,417,408	298,032,642
Free Market Fixed Income Fund	6,289,498	588,688	(28,007,314)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2018, were as follows:

		Ordinary Income	Long-Term Gains	Total
Free Market U.S. Equity Fund	2018	$30,989,004	$80,730,468	$111,719,472
Free Market International Equity Fund	2018	53,071,580	22,375,050	75,446,630
Free Market Fixed Income Fund	2018	23,965,853	2,540,339	26,506,192

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of the fiscal year ended August 31, 2018, the Funds did not have any capital loss carryforwards.

6.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15,

23

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

February 28, 2019 (Unaudited)

2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Funds’ financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

24

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Part F of Form N-PORT. The Company’s Form N-PORT is available on the SEC website at http://www.sec.gov.

25

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Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FMFI-SAR19

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

SEMI-Annual Report

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-866-780-0357 ext. 3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Portfolios, you can call 1-866-780-0357 ext. 3863 to inform the Portfolios that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolios held in your account if you invest through your financial intermediary or all portfolios held with the portfolios complex if you invest directly with the Portfolios.

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

Semi-Annual Investment Adviser’s Report

February 28, 2019 (Unaudited)

Dear Shareholder,

The Matson Money VI Funds (the “Funds”) have surpassed $70 million in assets under management. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months ended February 28, 2019, investors experienced some turbulence in the equity markets. U.S. stocks reached all-time highs back in September of 2018, but these highs were followed by a pullback to close out 2018. Large cap stocks fell to the tune of -3.04% as represented by the S&P 500® Index over the past 6 months. Large cap value stocks did not retrace as much and ended the last six months down only -1.62% as measured by the Russell 1000® Value Index. The hardest hit asset class in the funds were U.S. small cap stocks which fell -8.86% as measured by the Russell 2000® Index. Internationally, emerging market stocks led the way eking out a return of 0.33% as measured by the MSCI Emerging Markets Index. Broad based international markets however experienced downward pressure, returning -3.41% as measured by the MSCI World ex USA Index. International large cap stocks for comparison fell -3.58% as measured by the MSCI EAFE Index. International small cap stocks were hit hardest abroad during the time period, falling -7.92% as measured by the MSCI EAFE Small Cap Index. The bond markets over the last six months notched higher, returning 1.97% as measured by the World Government Bond Index as interest rates retreated from their peaks in November.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money endeavors to avoid the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing aims to provide both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

In the landmark study done by Eugene Fama and Kenneth French and published in “The Cross-Section of Expected Stock Returns”1 it is documented that, over the long term, investors could have received a premium for investing in small cap stocks and value stocks. These returns seem to be compensation for risk. In fixed income, risk as measured by volatility can be well described by bond maturity and credit quality. Matson Money’s vehicles deliberately seek to target specific risk and return tradeoffs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Sean T. Babin
Portfolio Manager
Matson Money, Inc.

1	Fama, E.F. and K. R. French. 1992. “The Cross-section of Expected Stock Returns”. The Journal of Finance. 47: 427–465.

1

MATSON MONEY VI PORTFOLIOS

Semi-Annual Investment Adviser’s Report

February 28, 2019 (Unaudited) (CONCLUDED)

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Value Index is a subset of the securities found in the Russell 1000® Index. The stocks included in the value index are selected based on a “probability” of value as measured by their relative book-to-price (B/P) ratio.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MSCI EAFE Index captures large and mid-cap securities across 21 developed markets in Europe, Australasia, and Far East, excluding the U.S. and Canada. With 921 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,125 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. With 2,339 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries--excluding the United States. With 1,012 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country

The World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Diversification does not assure a profit nor protect against loss in a declining market. Investing in micro-cap or small cap companies involves additional risks such as limited liquidity and greater volatility than large companies. Certain Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Shares of the Funds are distributed by Quasar Distributors, LLC.

2

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2019 (Unaudited)

Matson Money U.S. Equity VI Portfolio

Total Returns for the Periods Ended February 28, 2019
		Average Annual
	Six Months(1)	1 Year	3 Year	5 Year	Since Inception
Matson Money U.S. Equity VI Portfolio	-7.66%	1.10%	13.16%	6.67%	6.94%(2)
Russell 2500® Index	-6.25%	6.36%	15.92%	7.89%	7.89%(4)
Composite Index(3)	-5.52%	4.58%	15.03%	8.25%	8.25%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the Russell 2500® Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 6.72%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus is 1.03% (included in the ratio is 0.30% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $28.38 per share on February 28, 2019.

Portfolio composition is subject to change.

The Matson Money U.S. Equity VI Portfolio’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual or semiannual report to shareholders which can be found at us.dimensional.com. Additional information about derivatives related risks, if applicable to the Portfolio, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders.

3

MATSON MONEY VI PORTFOLIOS

Performance Data (Continued)

February 28, 2019 (Unaudited)

Matson Money International Equity VI Portfolio

Total Returns for the Periods Ended February 28, 2019
		Average Annual
	Six Months(1)	1 Year	3 Year	5 Year	Since Inception
Matson Money International Equity VI Portfolio	-6.27%	-11.77%	9.77%	1.27%	1.52%(2)
MSCI World (excluding U.S.) Index	-3.41%	-5.30%	9.48%	2.01%	2.01%(4)
Composite Index(3)	-3.35%	-8.53%	11.09%	2.90%	2.90%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Index, weighted 25%, 25%, 25% and 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the MSCI World (excluding U.S.) Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 1.30%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus is 1.27% (included in the ratio is 0.48% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $23.62 per share on February 28, 2019.

Portfolio composition is subject to change.

The Matson Money International Equity VI Portfolio’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual or semiannual report to shareholders which can be found at us.dimensional.com. Additional information about derivatives related risks, if applicable to the Portfolio, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders.

4

MATSON MONEY VI PORTFOLIOS

Performance Data (Concluded)

February 28, 2019 (Unaudited)

Matson Money Fixed Income VI Portfolio

Total Returns for the Periods Ended February 28, 2019
		Average Annual
	Six Months(1)	1 Year	3 Year	5 Year	Since Inception
Matson Money Fixed Income VI Portfolio	1.47%	2.38%	0.70%	0.59%	0.61%(2)
FTSE World Government Bond Index 1-5 Years	1.97%	2.80%	1.39%	1.50%	1.50%(4)
Composite Index(3)	1.71%	2.71%	1.18%	1.36%	1.36%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)

The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the FTSE World Government Bond Index 1-5 Years (formerly known as the Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index), and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 0.56%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus is 0.88% (included in the ratio is 0.17% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $24.53 per share on February 28, 2019.

Portfolio composition is subject to change.

The Matson Money Fixed Income VI Portfolio’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Portfolio will incur expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual or semiannual report to shareholders which can be found at us.dimensional.com. Additional information about derivatives related risks, if applicable to the Portfolio, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders.

5

MATSON MONEY VI PORTFOLIOS

Fund Expense ExampleS

February 28, 2019 (Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid *	Annualized Expense Ratio*	Actual Six-Month Total Investment Return for the Portfolio
Actual
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 923.40	$ 3.43	0.72%	-7.66%
Matson Money International Equity VI Portfolio	1,000.00	937.30	3.84	0.80%	-6.27%
Matson Money Fixed Income VI Portfolio	1,000.00	1,014.70	3.50	0.70%	1.47%

Hypothetical (5% return before expenses)
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 1021.22	$ 3.61	0.72%	N/A
Matson Money International Equity VI Portfolio	1,000.00	1020.83	4.01	0.80%	N/A
Matson Money Fixed Income VI Portfolio	1,000.00	1021.32	3.51	0.70%	N/A

*

Expenses are equal to each Portfolio’s annualized six-month expense ratio for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. Fees and expenses presented for a Portfolio do not reflect any fees and expenses imposed on shares of the Portfolio purchased through variable annuity contracts, variable life insurance policies, and certain qualified pension and retirement plans, which would increase overall fees and expenses. If such fees and expenses had been included, the expenses would have been higher. Each Portfolio’s ending account values on the first line in the tables is based on the actual six-month total investment return for each Portfolio. The range of weighted expense ratios of the underlying funds held by the Portfolios, as stated in the underlying funds’ current prospectuses, were as follows:

Portfolio	Range of Weighted Expense Ratios
Matson Money U.S. Equity VI Portfolio	0.01%	0.08%
Matson Money International Equity VI Portfolio	0.01%	0.19%
Matson Money Fixed Income VI Portfolio	0.00%	0.04%

6

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 99.1%
U.S. Large Cap Value Portfolio III (a)	262,048	$6,372,996
U.S. Large Company Portfolio (a)	160,293	3,451,107
U.S. Micro Cap Portfolio (b)	173,156	3,705,531
U.S. Small Cap Portfolio (b)	107,124	3,694,710
U.S. Small Cap Value Portfolio (b)	70,697	2,453,182
VA U.S. Large Value Portfolio (b)	38,999	978,867
VA U.S. Targeted Value Portfolio (b)	207,693	3,688,627
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,459,859)		24,345,020

SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 2.30%*	256,837	256,837
TOTAL SHORT-TERM INVESTMENTS
(Cost $256,837)		256,837
TOTAL INVESTMENTS — 100.1%
(Cost $23,716,696)		24,601,857
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(25,939)
NET ASSETS — 100.0%		$24,575,918

Portfolio Holdings Summary Table
	% of Net Assets	Value
Domestic Equity Funds	99.1%	$24,345,020
Short-Term Investments	1.0	256,837
Liabilities In Excess Of Other Assets	(0.1)	(25,939)
NET ASSETS	100.0%	$24,575,918

*	Seven-day yield as of February 28, 2019.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
7

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.1%
DFA International Small Cap Value Portfolio (a)	273,498	$5,026,894
DFA International Value Portfolio III (b)	361,779	5,386,888
Emerging Markets Portfolio (a)	33,498	926,215
Emerging Markets Small Cap Portfolio (a)	42,741	862,512
Emerging Markets Value Portfolio, Class Institutional (a)	30,163	862,972
Large Cap International Portfolio (a)	32,560	715,679
VA International Small Portfolio (a)	263,125	3,049,613
VA International Value Portfolio (a)	74,320	891,838
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,192,144)		17,722,611

SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 2.30%*	179,879	179,879
TOTAL SHORT-TERM INVESTMENTS
(Cost $179,879)		179,879
TOTAL INVESTMENTS — 100.1%
(Cost $18,372,023)		17,902,490
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(21,896)
NET ASSETS — 100.0%		$17,880,594

Portfolio Holdings Summary Table
	% of Net Assets	Value
International Equity Funds	99.1%	$17,722,611
Short-Term Investments	1.0	179,879
Liabilities In Excess Of Other Assets	(0.1)	(21,896)
NET ASSETS	100.0%	$17,880,594

*	Seven-day yield as of February 28, 2019.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 98.6%
DFA Five-Year Global Fixed Income Portfolio (a)	265,328	$2,823,088
DFA Inflation-Protected Securities Portfolio (a)	122,394	1,408,750
DFA Intermediate Government Fixed Income Portfolio (a)	138,387	1,692,479
DFA One-Year Fixed Income Portfolio (a)	315,411	3,242,421
DFA Short-Term Government Portfolio (a)	107,423	1,130,091
DFA Two-Year Global Fixed Income Portfolio (a)	428,138	4,238,565
iShares Short-Term Corporate Bond ETF	129,859	6,800,716
iShares Intermediate-Term Corporate Bond ETF	31,287	1,687,934
VA Global Bond Portfolio (a)	406,736	4,234,126
VA Short-Term Fixed Portfolio (a)	55,235	565,056
TOTAL FIXED INCOME FUNDS
(Cost $28,212,996)		27,823,226

SHORT-TERM INVESTMENTS — 1.5%
STIT-Government & Agency Portfolio, 2.30%*	427,729	427,729
TOTAL SHORT-TERM INVESTMENTS
(Cost $427,729)		427,729
TOTAL INVESTMENTS — 100.1%
(Cost $28,640,725)		28,250,955
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(26,825)
NET ASSETS — 100.0%		$28,224,130

Portfolio Holdings Summary Table
	% of Net Assets	Value
Fixed Income Funds	98.6%	$27,823,226
Short-Term Investments	1.5	427,729
Liabilities In Excess Of Other Assets	(0.1)	(26,825)
NET ASSETS	100.0%	$28,224,130

*	Seven-day yield as of February 28, 2019.
(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
9

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
ASSETS
Investments in non-affiliated funds, at value (cost $23,459,859, $18,192,144 and $28,212,996 respectively)	$24,345,020	$17,722,611	$27,823,226
Short-term investments, at value (cost $256,837, $179,879 and $427,729 respectively)	256,837	179,879	427,729
Receivables for:
Receivable for capital shares sold	3,336	1,107	2,795
Dividends receivable	401	301	752
Prepaid expenses and other assets	952	1,099	1,359
Total assets	24,606,546	17,904,997	28,255,861

LIABILITIES
Payables for:
Capital shares redeemed	448	397	53
Advisory fees	9,309	6,754	10,883
Administration and accounting fees	1,002	899	1,499
Transfer agent fees	3,109	78	134
Other accrued expenses and liabilities	16,760	16,275	19,162
Total liabilities	30,628	24,403	31,731
Net assets	$24,575,918	$17,880,594	28,224,130

NET ASSETS CONSIST OF:
Par Value	$1,040	$890	$2,674
Paid-in capital	22,652,041	18,247,671	28,744,335
Total distributable earnings/(loss)	1,922,837	(367,967)	(522,879)
Net assets	$24,575,918	$17,880,594	$28,224,130

CAPITAL SHARES:
Net assets	$24,575,918	$17,880,594	$28,224,130
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	865,951	756,968	1,150,590
Net asset value, offering and redemption price per share	$28.38	$23.62	$24.53

The accompanying notes are an integral part of the financial statements.
10

MATSON MONEY VI PORTFOLIOS

Statements of Operations

For the Six Months ended February 28, 2019 (Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
INVESTMENT INCOME
Dividends from non-affiliated funds	$265,133	$298,769	$658,347
Total investment income	265,133	298,769	658,347

EXPENSES:
Advisory fees (Note 2)	58,826	42,929	72,667
Audit fees	11,369	12,365	13,415
Administration and accounting fees (Note 2)	8,975	7,827	10,006
Custodian fees (Note 2)	2,272	3,039	2,242
Legal fees	458	331	485
Director fees	422	412	672
Officer fees	382	225	496
Printing and shareholder reporting fees	176	103	14
Transfer agent fees (Note 2)	14	266	465
Other expenses	1,423	1,247	1,222
Total expenses	84,317	68,744	101,684
Net investment income/(loss)	180,816	230,025	556,663

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	358,413	3,506	(100,505)
Capital gain distributions from non-affiliated fund investments	949,993	426,049	—
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	(3,333,338)	(1,748,271)	(43,393)
Net realized and unrealized gain/(loss) on investments	(2,024,932)	(1,318,716)	(143,898)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,844,116)	$(1,088,691)	$412,765

The accompanying notes are an integral part of the financial statements.
11

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$180,816	$133,464
Net realized gain/(loss) on investments	1,308,406	1,321,912
Net change in unrealized appreciation/(depreciation) on investments	(3,333,338)	2,620,038
Net increase/(decrease) in net assets resulting from operations	(1,844,116)	4,075,414

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,492,480)	(1,117,121)
Net decrease in net assets from dividends and distributions to shareholders	(1,492,480)	(1,117,121)

CAPTIAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,889,065	5,389,578
Reinvestment of distributions	1,492,480	1,117,121
Shares redeemed	(2,649,697)	(3,377,340)
Net increase/(decrease) in net assets from capital shares	1,731,848	3,129,359
Total increase/(decrease) in net assets	(1,604,748)	6,087,652

NET ASSETS:
Beginning of period	26,180,666	20,093,014
End of period	$24,575,918	$26,180,666

SHARES TRANSACTIONS:
Shares sold	101,636	173,254
Dividends and distributions reinvested	60,645	36,235
Shares redeemed	(86,820)	(108,191)
Net increase/(decrease) in shares outstanding	75,461	101,298

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders were $(231,177) of net investment income and $(885,944) of net realized capital gains during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $2,903.

The accompanying notes are an integral part of the financial statements.
12

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$230,025	$279,674
Net realized gain/(loss) on investments	429,555	326,547
Net change in unrealized appreciation/(depreciation) on investments	(1,748,271)	(522,361)
Net increase/(decrease) in net assets resulting from operations	(1,088,691)	83,860

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(583,676)	(444,060)
Net decrease in net assets from dividends and distributions to shareholders	(583,676)	(444,060)

CAPTIAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,622,571	4,595,893
Reinvestment of distributions	583,676	444,060
Shares redeemed	(1,603,659)	(1,748,286)
Net increase/(decrease) in net assets from capital shares	1,602,588	3,291,667
Total increase/(decrease) in net assets	(69,779)	2,931,467

NET ASSETS:
Beginning of period	17,950,373	15,018,906
End of period	$17,880,594	$17,950,373

SHARES TRANSACTIONS:
Shares sold	109,668	168,646
Dividends and distributions reinvested	27,364	16,147
Shares redeemed	(66,313)	(63,221)
Net increase/(decrease) in shares outstanding	70,719	121,572

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders were $(308,131) of net investment income and $(135,929) of net realized capital gains during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $24,686.

The accompanying notes are an integral part of the financial statements.
13

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$556,663	$261,719
Net realized gain/(loss) on investments	(100,505)	2,110
Net change in unrealized appreciation/(depreciation) on investments	(43,393)	(387,918)
Net increase/(decrease) in net assets resulting from operations	412,765	(124,089)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(655,301)	(276,025)
Net decrease in net assets from dividends and distributions to shareholders	(655,301)	(276,025)

CAPTIAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,323,767	6,535,549
Reinvestment of distributions	655,301	276,025
Shares redeemed	(4,917,608)	(2,023,015)
Net increase/(decrease) in net assets from capital shares	(1,938,540)	4,788,559
Total increase/(decrease) in net assets	(2,181,076)	4,388,445

NET ASSETS:
Beginning of period	30,405,206	26,016,761
End of period	$28,224,130	$30,405,206

SHARES TRANSACTIONS:
Shares sold	94,429	264,067
Dividends and distributions reinvested	27,045	11,180
Shares redeemed	(200,044)	(81,618)
Net increase/(decrease) in shares outstanding	(78,570)	193,629

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 6 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders were $(240,545) of net investment income and $(35,480) of net realized capital gains during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $81,787.

The accompanying notes are an integral part of the financial statements.
14

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$33.12		$29.15	$26.80	$25.65	$26.79	$25.00
Net investment income/(loss)(2)	0.15		0.18	0.14	0.19	0.03	(0.06)
Net realized and unrealized gain/(loss) on investments	(2.98)		5.40	3.44	1.96	(1.07)	1.85
Net increase/(decrease) in net assets resulting from operations	(2.83)		5.58	3.58	2.15	(1.04)	1.79
Dividends and distributions to shareholders from:
Net investment income	(0.27)		(0.33)	(0.21)	(0.15)	(0.10)	—
Net realized capital gains	(1.64)		(1.28)	(1.02)	(0.85)	—	—
Total dividends and distributions to shareholders	(1.91)		(1.61)	(1.23)	(1.00)	(0.10)	—
Net asset value, end of period	$28.38		$33.12	$29.15	$26.80	$25.65	$26.79
Total investment return/(loss)(3)	(7.66	)%(4)	19.56%	13.42%	8.68%	(3.92)%	7.16	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$24,576		$26,181	$20,093	$17,491	$13,598	$7,816
Ratio of expenses to average net assets with waivers, if any(5)	0.72	%(6)	0.73%	0.81%	0.93%	1.13%	1.13	%(6)
Ratio of expenses to average net assets without waivers, if any(5)	0.72	%(6)	0.73%	0.81%	0.93%	1.44%	4.07	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	1.03	%(6)	0.58%	0.49%	0.74%	0.12%	(0.47	)%(6)
Portfolio turnover rate	10	%(4)	12%	21%	7%	14%	1	%(4)

(1)	Commencement of operations.
(2)	The selected per share data is calculated using the average shares outstanding method for the period.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
15

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$26.16		$26.60	$22.54	$22.48	$25.82	$25.00
Net investment income/(loss)(2)	0.31		0.47	0.29	0.44	0.22	0.07
Net realized and unrealized gain/(loss) on investments	(2.04)		(0.13)	4.51	0.10	(3.26)	0.75
Net increase/(decrease) in net assets resulting from operations	(1.73)		0.34	4.80	0.54	(3.04)	0.82
Dividends and distributions to shareholders from:
Net investment income	(0.39)		(0.54)	(0.44)	(0.24)	(0.30)	—
Net realized capital gains	(0.42)		(0.24)	(0.30)	(0.24)	— (3)	—
Total dividends and distributions to shareholders	(0.81)		(0.78)	(0.74)	(0.48)	(0.30)	—
Net asset value, end of period	$23.62		$26.16	$26.60	$22.54	$22.48	$25.82
Total investment return/(loss)(4)	(6.27	)%(5)	1.13%	21.90%	2.47%	(11.77)%	3.28	%(5)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$17,881		$17,950	$15,019	$12,567	$9,641	$5,408
Ratio of expenses to average net assets with waivers, if any(6)	0.80	%(7)	0.79%	0.88%	1.02%	1.35%	1.35	%(7)
Ratio of expenses to average net assets without waivers, if any(6)	0.80	%(7)	0.79%	0.88%	1.02%	1.67%	5.07	%(7)
Ratio of net investment income to average net assets with waivers(6)	2.58	%(7)	1.70%	1.22%	2.03%	0.91%	0.49	%(7)
Portfolio turnover rate	7	%(5)	8%	21%	5%	15%	2	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated using the average shares outstanding method for the period.
(3)	Amount less than $(0.005) per share.
(4)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.
16

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$24.74		$25.12	$25.31	$24.93	$25.08	$25.00
Net investment income/(loss)(2)	0.47		0.23	0.18	0.05	0.03	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.12)		(0.36)	(0.13)	0.36	(0.04)	0.13
Net increase/(decrease) in net assets resulting from operations	0.35		(0.13)	0.05	0.41	(0.01)	0.08
Dividends and distributions to shareholders from:
Net investment income	(0.56)		(0.22)	(0.12)	—	(0.14)	—
Net realized capital gains	—		(0.03)	(0.12)	(0.03)	—	—
Total dividends and distributions to shareholders	(0.56)		(0.25)	(0.24)	(0.03)	(0.14)	—
Net asset value, end of period	$24.53		$24.74	$25.12	$25.31	$24.93	$25.08
Total investment return/(loss)(3)	1.47	%(4)	(0.50)%	0.19%	1.66%	(0.06)%	0.32	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$28,224		$30,405	$26,017	$21,927	$18,098	$9,927
Ratio of expenses to average net assets with waivers, if any(5)	0.70	%(6)	0.71%	0.77%	0.85%	1.00%	1.00	%(6)
Ratio of expenses to average net assets without waivers, if any(5)	0.70	%(6)	0.71%	0.77%	0.85%	1.37%	3.40	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	3.83	%(6)	0.93%	0.70%	0.21%	0.10%	(0.40	)%(6)
Portfolio turnover rate	7	%(4)	2%	11%	40%	11%	1	%(4)

(1)	Commencement of operations.
(2)	The selected per share data is calculated using the average shares outstanding method for the period.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 28, 2019 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Portfolios is February 28, 2019, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 —	Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$24,345,020	$19,677,526	$—	$—	$4,667,494
Short-Term Investments	256,837	256,837	—	—	—
Total Investments**	$24,601,857	$19,934,363	$—	$—	$4,667,494

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$17,722,611	$13,781,160	$—	$—	$3,941,451
Short-Term Investments	179,879	179,879	—	—	—
Total Investments**	$17,902,490	$13,961,039	$—	$—	$3,941,451

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Fixed Income Funds	$27,823,226	$23,024,044	$—	$—	$4,799,182
Short-Term Investments	427,729	427,729	—	—	—
Total Investments**	$28,250,955	$23,451,773	$—	$—	$4,799,182

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

20

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

For additional information about the DFA Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The Adviser may not recoup waived management fees or reimbursed expenses. This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2019.

PORTFOLIO	EXPENSE CAPS
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

PORTFOLIO	ADVISORY FEES
Matson Money U.S. Equity VI Portfolio	$58,826
Matson Money International Equity VI Portfolio	42,929
Matson Money Fixed Income VI Portfolio	72,667

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

21

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$3,800,500	$2,481,475
Matson Money International Equity VI Portfolio	2,902,500	1,252,606
Matson Money Fixed Income VI Portfolio	2,055,648	4,215,336

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity VI Portfolio	$22,086,913	$4,219,049	$(70,450)	$4,148,599
Matson Money International Equity VI Portfolio	17,003,555	1,488,286	(497,470)	990,816
Matson Money Fixed Income VI Portfolio	30,829,706	30,964	(398,472)	(367,508)

22

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

February 28, 2019 (Unaudited)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2018, primarily attributable to reclassifications of short-term capital gain distributions, were reclassified among the following accounts:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID-IN CAPITAL
Matson Money U.S. Equity VI Portfolio	$106,255	$(106,255)	$—
Matson Money International Equity VI Portfolio	20,714	(20,714)	—
Matson Money Fixed Income VI Portfolio	—	—	—

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Matson Money U.S. Equity VI Portfolio	$2,903	$1,107,931	$4,148,599	$—
Matson Money International Equity VI Portfolio	24,686	288,898	990,816	—
Matson Money Fixed Income VI Portfolio	81,787	5,379	(367,508)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2018 were as follows:

		ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Matson Money U.S. Equity VI Portfolio	2018	$231,177	$885,944	$1,117,121
Matson Money International Equity VI Portfolio	2018	308,131	135,929	444,060
Matson Money Fixed Income VI Portfolio	2018	240,545	35,480	276,025

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of the fiscal year ended August 31, 2018, the Portfolios did not have any capital loss carryforwards.

23

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

February 28, 2019 (Unaudited)

6.	New Accounting Pronouncements AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Portfolios’ financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

24

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Part F of Form N-PORT. The Company’s Form N-PORT is available on the SEC website at http://www.sec.gov.

25

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MMFI-SAR19

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-863-8803.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-863-8803 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

MFAM Global Opportunities Fund (FOOLX)

We focus on long-term investing, and this six-month period shows why... In the midst of a period in which we lost nearly 4%, the portfolio lost more than 11% just in the month of October but also gained 8% in January. We believe that the market is much more volatile than the underlying businesses we own.

In the past six months we added 3 new positions to the Fund: Axon Enterprise, Everbridge, and Fastenal. We also sold a few things to bring our number of holdings from 50 down to 48.

All that, and our reported portfolio turnover for the period was only 7%!

7 of our Top Ten holdings from the annual report remain, and the other three are still in the Fund, just a bit further down the list. Software provider Atlassian has become one of our top investments, and American Tower and Starbucks both triumphantly return to the Top Ten!

MFAM Small-Mid Cap Growth Fund (TMFGX)

Keep reading to the end of the report! On one of the final pages, you’ll see a section titled Subsequent Events in which we change the Small-Mid Cap Growth Fund into the Mid-Cap Growth Fund. We’re shifting our focus to companies that are slightly larger, mainly because the companies we’ve invested in have become larger... on the spectrum of problems, this is a pretty nice problem to have.

We own 37 companies in the Fund. The Top Ten largest positions account for about 42% of total assets, and nine of those ten are the same companies from six months prior (Paylocity is the new name in the Top Ten list). Our strategy is to hold high-quality businesses for the long run, and while our one-year returns don’t look good, we’re happy to continue to hold onto these companies.

Reported portfolio turnover for the period was 0%! The actual number is slightly above zero but rounds down. We did have some purchases during the quarter but didn’t need to sell anything to fund those buys (reported portfolio turnover is the lower of purchases or sales divided by average assets).

MFAM Emerging Markets Fund (TMFEX)

There was quite a bit of volatility over the past six months. Five of our investments returned more than 30%. Alas, we also had a few companies decline in value — NMC Health had been our largest holding at the beginning of the period, and it lost 30% of its value – but we continue to remain invested in high-quality long-term growth stories.

The Emerging Markets Fund had 0% portfolio turnover for the period. We like the companies we hold, and while we’re always looking for new ideas, we were quite happy to let our prior decisions continue to play out for us.

Four new companies worked their way into the Top Ten by increasing in value despite our low trading activity: Indian financial company HDFC Bank, Philippine port operator International Container Terminal Services, Indonesian retailer Mitra Adiperkasa, and Brazilian dental provider Odontoprev.

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Details are on the back inside cover.

Letter to Shareholders	1
Portfolio Characteristics	3
Fund Expense Examples	12
Schedules of Investments	14
Financial Statements	24
Notes to Financial Statements	36
Notice to Shareholders	49

MFAM FUNDS

Letter to Shareholders

FEBRUARY 28, 2019 (Unaudited)

The Great and Powerful Oz

Dorothy Gale: “How can you talk if you haven’t got a brain?”
The Scarecrow: “I don’t know, but some people without brains do an awful lot of talking, don’t they?”

— The Wizard of Oz

Dear Fellow Shareholder,

One of my favorite scenes in the 1939 classic movie The Wizard of Oz is when Dorothy, along with her motley but relatable crew, presents the broomstick of the Wicked Witch to the wizard. The wizard had a deal with Dorothy and her entourage: Present the broom, suggesting the witch had been killed, and the wizard would help Dorothy get home to Kansas. The wizard, however, dismisses the group and tries to scare them away.

Terrified, frustrated, and helpless, Dorothy doesn’t appear to have much choice but to listen to the demands of the great and powerful Oz. That is, of course, until her dog scurries a few yards over and pulls back an innocent-looking green curtain, revealing an older gent feverishly turning dials, pulling levers, and pressing buttons. “Pay no attention to that man behind the curtain,” shouts the strange man. But it’s too late. The identity of the Wizard of Oz is revealed: He’s just an ordinary guy behind a curtain, orchestrating an impressive pyrotechnic and holographic display. What a letdown.

You may feel as if the team you’ve hired is a bit like that wizard. We may seem inaccessible at times, but hopefully you find that we perform some good magic with your equity investments. Truth is, we are rather like a group of people working behind a curtain, cranking away feverishly on ideas and debate. But unlike the wizard, we aren’t pretending to be something we’re not. Although we don’t talk at you the way much of the financial world does, we have nothing to hide. We believe it’s important for you to understand what’s going on behind the curtain and how we continuously try to operate better on your behalf.

Our Process

As investment managers, we have a job of constructing portfolios that can deliver superior risk-adjusted returns over the long term. We’re simply trying to deliver outstanding bang for your buck — in this context, the best net return for the risk inherent in investing in stocks — so that your financial plan stays on track. It’s critical, then, that we’re doing a good job of assessing both risk and return, and in a repeatable fashion. What helps us do that is that we know exactly the type of investments we’re looking for, and it’s our goal to actively protect against mischaracterizing them. It’s not magic – but it is hard work. Here’s a brief look at our process:

●

Quality growth: We describe the types of businesses we seek out as “quality growth.” Our definition of quality is unique and focuses on qualitative characteristics that often only reveal themselves with deep research and critical thinking. We assess quality across four pillars: management, culture, and incentives; the economics of the business; competitive advantage; and business trajectory. The elements of each pillar are different for every business we analyze, but strength across all four is often what constitutes, in our experience, an exceptional business capable of generating exceptional returns.

●

Collaborative debate: It isn’t enough for one member of our team to declare that a business has strength across all four pillars. As humans, we’re inherently fallible. For a business to be investable, it must survive a group debate. In our case, usually five or six members of our team participate. The mechanics of this process are fun: The sponsor of the idea invites members of our team with relevant expertise, assigns each member a pillar of focus, provides a write-up of the assessment to be reviewed, and schedules a meeting for a week later. At the meeting, each member reveals a score for each pillar based on his own research, and we debate the specifics that went into the assessments. By the end, we’ve married the five or six independent viewpoints for each pillar, exposed weaknesses, revealed where additional research is needed, and determined whether the business is of high enough quality that we would ever consider investing.

Getting Stronger

The nature of this vetting process should reveal that having an array of cognitive approaches is critical. We thrive when each member of our investing team has unique insights that can be applied to a complex problem, which assessing business quality certainly is.

1

If you’re familiar with our “Meet the Manager” video series on www.mfamfunds.com/insights, you may know we recently expanded our investing team from six to eight, with the addition of Jeremy Myers, who was a biology teacher before pursuing his love of investing, and Mike Olsen, who’s one of the most critical second-level thinkers I’ve ever met. They immediately strengthened us and are great complements to the existing backgrounds on our investing team: pharmacology, mechanical engineering, computer science, law, banking, and finance. Just as important, Jeremy and Mike cherish debate and have an unrelenting desire to achieve stellar outcomes on your behalf. They make us better, they make us think harder, and they make us match their fiduciary intensity every day.

Business-Focused Investing

We haven’t yet touched on the last six months’ mediocre performance, or the fact that recession fears in the U.S. are on the rise, or even the fact that U.S. stocks fell more than 20% between September 21 and December 26, 2018. This data may elicit some strong responses, but we feel confident we still own a wonderful collection of businesses that are creating enduring value each day, with the same sort of intentional feverish dial-turning, lever-pulling, and button-pressing that our team engages in – the kind focused on solving problems.

We have built our investing careers on studying and patiently owning quality businesses that treat all their stakeholders respectfully. Naturally, we think about our own business in the same way. We need to strengthen our advantages amidst competition, so that we can hire incredible investing talent. We need to compete aggressively where we have advantages, so that we can focus our efforts on targeted areas. And through it all, we maintain our long-term perspective. We go about our business with less panache than the Wizard of Oz and with less talking than some of our industry peers. The fact that our way is different is precisely what gives us confidence in our ability to sustain long-term value creation and avoid the lions, tigers, and bears (oh, my!) along the way.

Thank you for your ongoing trust.

Onward,

Bryan Hinmon
Chief Investment Officer, MFAM Funds

2

MFAM Global Opportunities Fund

(formerly, Motley Fool Global Opportunities Fund)

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended FEBRUARY 28, 2019
	Six MONTHS†	One Year	Five YearS	Since Inception	Inception Date
Investor Shares*	-3.98%	0.93%	9.33%	12.52%	6/16/2009
Institutional Shares*	-3.93%	1.05%	N/A	8.59%	6/17/2014
FTSE Global All Cap Net Tax Index**	-3.20%	-0.46%	6.58%	—(1)	—
Fund Expense Ratios(2): Investor Shares: Gross 1.26% and Net 1.15%; Institutional Shares: Gross 1.06% and Net 0.95%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mfamfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	The index returned 10.62% from the inception date of the Investor Shares and 6.01% from the inception date of the Institutional Shares.

(2)

The expense ratios of the Fund are set forth according to the December 31, 2018 Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The MFAM Global Opportunities Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The FTSE Global All Cap Net Tax Index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets. The index is comprised of approximately 7,900 securities from 49 countries and captures 98% of the world’s investable market capitalization. Fair value prices and foreign exchange as of 4 pm ET are used in the calculation of this index, and returns are adjusted for withholding taxes applicable to dividends received by a U.S. Regulated Investment Company domiciled in the United States. The index is unmanaged and not available for direct investments. Its performance does not reflect deductions for fees, expenses or taxes.

3

MFAM Global Opportunities Fund
Portfolio Characteristics (Continued)
(Unaudited)

The investment objective of the MFAM Global Opportunities Fund is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies located anywhere in the world. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of Motley Fool Asset Management, LLC (the “Adviser”), high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, countries, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns.

The following tables show the top ten holdings, sector allocations, and top ten countries in which the Fund was invested in as of February 28, 2019. Portfolio holdings are subject to change without notice.

Top Ten Holdings	% OF NET Assets
Amazon.com, Inc.	5.4%
Mastercard, Inc., Class A	4.9
Medtronic PLC	4.3
Paycom Software, Inc.	3.9
NMC Health PLC	3.6
SoftBank Group Corp.	3.4
Atlassian Corp., PLC, Class A	3.3
Starbucks Corp.	3.2
Splunk, Inc.	2.9
American Tower Corp.	2.6
37.5%

4

MFAM Global Opportunities Fund
Portfolio Characteristics (Concluded)
(Unaudited)

The MFAM Global Opportunities Fund uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Information Technology	25.5%
Consumer Discretionary	19.7
Health Care	13.7
Industrials	10.6
Communication Services	9.5
Financials	7.6
Real Estate	6.3
Consumer Staples	4.3
97.2%

Top ten Countries	% OF Net Assets
United States*	53.3%
China	5.0
Ireland	4.3
Japan	4.0
United Arab Emirates	3.6
Australia	3.3
Indonesia	3.2
Argentina	2.5
India	2.3
Georgia	2.2
83.7%

*	As of the date of this report, the Fund had a holding of 0.5% in the U.S. Bank Money Market Deposit Account.

5

MFAM SMALL-Mid Cap Growth Fund

(formerly, Motley Fool Small-Mid Cap Growth Fund)

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended FEBRUARY 28, 2019
	Six MONTHS†	One Year	Five YearS	Since Inception	Inception Date
Investor Shares*	-9.72%	-2.21%	8.21%	12.47%	11/1/2010
Institutional Shares*	-9.66%	-2.04%	N/A	8.55%	6/17/2014
Russell Midcap® Growth Index**	-1.27%	9.85%	10.18%	—(1)	—
Russell 2500 Growth Index***	-6.06%	8.69%	9.30%	—(2)	—
Fund Expense Ratios(3): Investor Shares: Gross 1.26% and Net 1.15%; Institutional Shares: Gross 1.17% and Net 0.95%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mfamfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	The index returned 13.47% from the inception date of the Investor Shares and 10.60% from the inception date of the Institutional Shares.

(2)	The index returned 13.66% from the inception date of the Investor Shares and 10.12% from the inception date of the Institutional Shares.

(3)

The expense ratios of the Fund are set forth according to the December 31, 2018 Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The MFAM Small-Mid Cap Growth Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

***

Effective December 31, 2018, the Fund discontinued the use of the Russell 2500 Growth Index and replaced it with the Russell MidCap® Growth Index. The Adviser believes that the use of the Russell MidCap® Growth Index provides a better comparative benchmark because it more appropriately reflects the securities in which the Fund may invest.The Russell 2500 Growth Index is an unmanaged, free float-adjusted, market capitalization weighted index that is designed to measure the performance of the small and mid-cap growth segment of the U.S. stock market. The Russell 2500 Growth Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Fund may invest in companies that are not included within the Russell 2500 Growth Index and its investment portfolio is not weighted in terms of issuers the same as the Russell 2500 Growth Index. For this reason, the Fund’s investment performance should not be expected to track, and may exceed or trail, the Russell 2500 Growth Index. The index is unmanaged and not available for direct investment. Its performance does not reflect deductions for fees, expenses or taxes.

6

MFAM SMALL-Mid Cap Growth Fund
Portfolio Characteristics (continued)
(Unaudited)

The investment objective of the MFAM Small-Mid Cap Growth Fund is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies organized in the United States. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of the Adviser, high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns. The Adviser views its time as best spent focused on evaluating businesses and seeking to minimize company-specific risk in order to pursue its objective of long-term capital appreciation.

Although the MFAM Small-Mid Cap Growth Fund may invest in companies with any market capitalization, the Adviser expects that investments in the securities of companies having smaller- and mid-market capitalizations will be important components of the Fund’s investment program. Investments in securities of these companies may involve greater risk than do investments in larger, more established companies. Small- and mid-cap stocks tend to be more volatile and less liquid than their large-cap counterparts.

The following tables show the top ten holdings, and sector allocations in which the Fund was invested in as of February 28, 2019. Portfolio holdings are subject to change without notice.

Top ten Holdings	% OF Net Assets
Paycom Software, Inc.	5.5%
Cooper Companies, Inc. (The)	4.7
Jones Lang LaSalle, Inc.	4.3
Splunk, Inc.	4.2
Texas Roadhouse, Inc.	4.2
Paylocity Holding Corp.	4.1
XPO Logistics, Inc.	3.9
Align Technology, Inc.	3.8
LCI Industries	3.6
ResMed, Inc.	3.6
41.9%

7

MFAM SMALL-Mid Cap Growth Fund
Portfolio Characteristics (CONCLUDED)
(Unaudited)

The MFAM Small-Mid Cap Growth Fund uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Information Technology	25.7%
Health Care	21.1
Consumer Discretionary	18.9
Industrials	11.2
Real Estate	11.2
Financials	5.9
Consumer Staples	5.0
99.0%

8

MFAM Emerging Markets Fund

(formerly, Motley Fool Emerging Markets Fund)

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for periods ended FEBRUARY 28, 2019
	Six MONTHS†	One Year	Five YearS	SINCE Inception	Inception Date
Investor Shares*	-0.73%	-9.69%	3.45%	5.53%	11/1/2011
FTSE Emerging Markets All Cap China A Inclusion Net Tax Index**	0.98%	-9.72%	4.31%	3.68%(1)	—
Fund Expense Ratios(2): Investor Shares: Gross 1.34% and Net 1.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mfamfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Investor Shares only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the December 31, 2018 Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights table in this report. See the Financial Highlights for more current expense ratios.

*

The MFAM Emerging Markets Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The FTSE Emerging Markets All Cap China A Inclusion Net Tax Index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Emerging markets. The index is comprised of approximately 4,000 securities from 24 countries, and is part of the FTSE China A Inclusion Indexes which contain FTSE China A All Cap Index securities adjusted for the aggregate approved QFII and RQFII quotas available to international investors. Fair value prices and foreign exchange as of 4 pm EST are used in the calculation of this index, and returns are adjusted for withholding taxes applicable to dividends received by a U.S. Regulated Investment Company domiciled in the United States.

9

MFAM Emerging Markets Fund
Portfolio Characteristics (CONTINUED)
(Unaudited)

The investment objective of the MFAM Emerging Markets Fund is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies organized in emerging market foreign countries. In prior years, the Fund’s strategy included investments in both developed and emerging markets countries. Along with a name change effective August 31, 2017, the Fund has been focused on emerging economies.

The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of the Adviser, high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, countries, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns. The Adviser views its time as best spent focused on evaluating businesses and seeking to minimize company-specific risk in order to pursue its objective of long-term capital appreciation.

Because the MFAM Emerging Markets Fund is free to invest in companies of any size around the world, investments in companies with smaller market capitalizations will be an important component of the Fund’s investment program. Small-cap stocks tend to be more volatile and less liquid than their large-cap counterparts. In addition to company risk, fluctuations in currency exchange rates can cause losses when investing in foreign securities, with emerging markets presenting additional risks of illiquidity, political instability, and lax regulation. Please refer to the prospectus for a more detailed discussion of the Fund’s strategies and risks.

While investing in a particular sector is not a principal investment strategy of the MFAM Emerging Markets Fund, the portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

The following tables show the top ten holdings, sector allocations, and top ten countries in which the Fund was invested in as of February 28, 2019. Portfolio holdings are subject to change without notice.

Top ten Holdings	% OF Net Assets
MercadoLibre, Inc.	6.7%
Tencent Holdings Ltd.	5.7
Yum China Holdings, Inc.	5.3
NMC Health PLC	5.3
Top Glove Corp., Bhd	5.2
Mitra Adiperkasa Tbk PT	5.2
Odontoprev SA	4.6
International Container Terminal Services, Inc.	4.2
Douzone Bizon Co., Ltd.	4.2
HDFC Bank Ltd., ADR	4.0
50.4%

10

MFAM Emerging Markets Fund
Portfolio Characteristics (CONCLUDED)
(Unaudited)

The MFAM Emerging Markets Fund uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Consumer Discretionary	25.8%
Financials	16.2
Health Care	15.0
Communication Services	13.5
Industrials	12.9
Information Technology	7.3
Consumer Staples	5.9
Real Estate	0.6
97.2%

Top ten Countries	% OF Net Assets
China	20.3%
Mexico	8.5
Indonesia	8.3
United Arab Emirates	7.2
Argentina	6.7
Brazil	5.8
Malaysia	5.2
Philippines	4.2
South Korea	4.2
Georgia	2.0
72.4%

11

mfam Funds
Fund Expense Examples
February 28, 2019 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you to understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 to February 28, 2019, and held for the entire period.

Actual Expenses

The first section of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical EXAMPLES for Comparison Purposes

The second section of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund as compared to the costs of investing in other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Do you know how many times a fund, or the market, has returned a smooth 5% over a long period of time? Never. But we have to pick some example. In reality, the market’s returns are always far bumpier, with the market returning 20% one year, followed by a loss of 10% the next year, followed by a 3% gain, etc. These variations affect actual expenses as well. Happily, over almost all time periods of 20 years or longer, according to the research of University of Pennsylvania’s Jeremy Siegel and others, the domestic market’s returns have been at least 5% per year on average.

	Beginning Account Value SEPTEMBER 1, 2018	Ending Account Value FEBRUARY 28, 2019	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Six-Month Total Investment Returns for the Funds
MFAM Global Opportunities Fund
Actual
Investor Shares	$1,000.00	$ 960.20	$5.05	1.04%	-3.98%
Institutional Shares	1,000.00	960.70	4.62	0.95	-3.93
Hypothetical (5% return before expenses)
Investor Shares	$1,000.00	$ 1,019.64	$5.21	1.04%	N/A
Institutional Shares	1,000.00	1,020.08	4.76	0.95	N/A

12

mfam Funds
Fund Expense Examples (Concluded)
February 28, 2019 (Unaudited)

	Beginning Account Value SEPTEMBER 1, 2018	Ending Account Value FEBRUARY 28, 2019	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Six-Month Total Investment Returns for the Funds
MFAM Small-Mid Cap Growth Fund
Actual
Investor Shares	$1,000.00	$ 902.80	$4.95	1.05%	-9.72%
Institutional Shares	1,000.00	903.40	4.48	0.95	-9.66
Hypothetical (5% return before expenses)
Investor Shares	$1,000.00	$ 1,019.59	$5.26	1.05%	N/A
Institutional Shares	1,000.00	1,020.08	4.76	0.95	N/A
MFAM Emerging Markets Fund
Actual
Investor Shares	$1,000.00	$ 992.70	$5.68	1.15%	-0.73%
Hypothetical (5% return before expenses)
Investor Shares	$1,000.00	$ 1,019.09	$5.76	1.15%	N/A

(1)

Expenses are equal to each Fund’s annualized expense ratio for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. Each Fund’s ending account value in the first section of the tables are based on the actual six-month total investment return for the Fund.

(2)	These ratios reflect expenses waived by the Funds’ investment adviser. Without these waivers, the Funds’ expenses would have been higher and the ending account values would have been lower.

13

MFAM Global Opportunities Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 97.2%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc. (United States) (a)*	150,000	$8,074,500
Air Freight & Logistics — 1.4%
XPO Logistics, Inc. (United States)*	124,000	6,243,400
Auto Components — 0.9%
Gentex Corp. (United States) (a)	200,000	4,068,000
Banks — 5.4%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	343,129	7,178,259
Bank of Georgia Group PLC (Georgia)	263,132	5,854,460
HDFC Bank Ltd., ADR (India)	100,000	10,112,000
		23,144,719
Beverages — 1.3%
Anheuser-Busch InBev SA/NV, SP ADR (Belgium) (a)	70,500	5,510,280
Capital Markets — 0.9%
Georgia Capital PLC (Georgia)*	263,132	3,846,031
Commercial Services & Supplies — 0.8%
KAR Auction Services, Inc. (United States)	77,708	3,663,932
Consumer Finance — 1.4%
Gentera SAB de CV (Mexico)	7,200,000	5,963,467
Electronic Equipment, Instruments & Components — 2.7%
IPG Photonics Corp. (United States) (a)*	72,000	11,162,160
Lagercrantz Group AB, Class B (Sweden)	29,296	343,715
		11,505,875
Equity Real Estate Investment Trusts — 5.1%
American Tower Corp. (United States) (a)	64,000	11,273,600
SBA Communications Corp. (United States) (a)*	60,000	10,833,600
		22,107,200
Food & Staples Retailing — 2.0%
Costco Wholesale Corp. (United States)	40,000	8,749,600
Food Products — 1.0%
Nippon Indosari Corpindo Tbk PT (Indonesia)	54,234,800	4,493,177

See Notes to Financial Statements.

14

MFAM Global Opportunities Fund
Schedule of Investments (continued)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Health Care Equipment & Supplies — 9.2%
Align Technology, Inc. (United States)*	40,500	$10,488,285
Medtronic PLC (Ireland)	205,272	18,577,116
ResMed, Inc. (United States)	102,000	10,447,860
		39,513,261
Health Care Providers & Services — 3.6%
NMC Health PLC (United Arab Emirates)	435,482	15,609,878
Hotels, Restaurants & Leisure — 4.8%
Starbucks Corp. (United States)	195,000	13,700,700
Yum China Holdings, Inc. (China)	171,251	7,144,592
		20,845,292
Internet & Direct Marketing Retail — 8.0%
Amazon.com, Inc. (United States)*	14,150	23,203,594
Ctrip.com International Ltd., ADR (China)*	200,752	6,851,666
Zooplus AG (Germany)*	33,200	4,382,075
		34,437,335
Internet Software & Services — 5.8%
Alphabet, Inc., Class C (United States)*	9,024	10,106,158
GrubHub, Inc. (United States) (a)*	50,000	4,079,000
MercadoLibre, Inc. (Argentina)*	23,287	10,683,843
		24,869,001
IT Services — 7.0%
Mastercard, Inc., Class A (United States)	93,300	20,971,041
PayPal Holdings, Inc. (United States)*	94,900	9,306,843
		30,277,884
Life Sciences Tools & Services — 0.9%
Horizon Discovery Group PLC (United Kingdom)*	2,135,499	4,090,814
Machinery — 0.6%
Fanuc Corp. (Japan)	16,000	2,650,714
Media — 4.2%
Multiplus SA (Brazil)	278,600	1,976,676
System1 Group PLC (United Kingdom)	700,000	1,949,731
Tencent Holdings Ltd. (China)	180,000	7,708,185

See Notes to Financial Statements.

15

MFAM Global Opportunities Fund
Schedule of Investments (continued)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Media (continued)
Vivendi SA (France)	225,000	$6,570,515
		18,205,107
Multiline Retail — 2.1%
Mitra Adiperkasa Tbk PT (Indonesia)	123,010,000	9,268,925
Real Estate Management & Development — 1.1%
Jones Lang LaSalle, Inc. (United States)	30,000	4,953,600
Semiconductors & Semiconductor Equipment — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan)	215,000	8,395,750
Software — 14.0%
Atlassian Corp., PLC, Class A (Australia)*	132,000	14,187,360
Douzone Bizon Co., Ltd. (South Korea)	149,798	5,651,310
Everbridge, Inc. (United States) (a)*	150,000	10,606,500
Paycom Software, Inc. (United States) (a)*	93,230	16,942,688
Splunk, Inc. (United States)*	93,300	12,677,604
		60,065,462
Trading Companies & Distributors — 3.9%
Fastenal Co. (United States) (a)	124,000	7,804,560
Watsco, Inc. (United States)	62,000	8,921,180
		16,725,740
Transportation Infrastructure — 1.9%
International Container Terminal Services, Inc. (Philippines)	3,750,000	8,410,673
Wireless Telecommunication Services — 3.4%
SoftBank Group Corp. (Japan)	160,000	14,847,085
Total Common Stocks (Cost $271,639,873)		420,536,702

Participatory Notes — 0.3%
Air Freight & Logistics — 0.3%
Aramex PJSC (United Kingdom) (b)	1,000,000	1,195,208
Total Participatory Notes (Cost $845,386)		1,195,208

See Notes to Financial Statements.

16

MFAM Global Opportunities Fund
Schedule of Investments (concluded)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Investments Purchased with Proceeds From Securities Lending Collateral — 15.5%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%	66,820,862	$66,820,862
Total Investments Purchased with Proceeds From Securities Lending Collateral (Cost $66,820,862)		66,820,862

Short-Term Investments — 0.5%
U.S. Bank Money Market Deposit Account, 2.38% (United States) (c)	2,048,385	2,048,385
Total Short-Term Investments (Cost $2,048,385)		2,048,385

Total Investments (Cost $341,354,506) — 113.5%		490,601,157
Liabilities in Excess of Other Assets — (13.5)%		(58,212,804)
NET ASSETS — 100.0%
(Applicable to 18,871,811 shares outstanding)		$432,388,353

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

SP ADR — Sponsored ADR

(a)	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $65,124,173.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of February 28, 2019, the total market value of Rule 144A securities was $1,195,208 and represents 0.3% of net assets.

(c)	The rate shown is as of February 28, 2019.

See Notes to Financial Statements.

17

MFAM SMALL-Mid Cap Growth Fund
Schedule of Investments
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 99.0%
Air Freight & Logistics — 5.4%
CH Robinson Worldwide, Inc. (United States) (a)	46,000	$4,157,480
XPO Logistics, Inc. (United States)*	215,000	10,825,250
		14,982,730
Auto Components — 5.8%
Gentex Corp. (United States) (a)	300,000	6,102,000
LCI Industries (United States) (a)	124,670	10,158,111
		16,260,111
Automobiles — 2.7%
Thor Industries, Inc. (United States)	115,000	7,425,550
Banks — 0.9%
SVB Financial Group (United States)*	10,000	2,471,600
Biotechnology — 2.3%
Ionis Pharmaceuticals, Inc. (United States) (a)*	89,100	6,325,209
Capital Markets — 2.2%
Diamond Hill Investment Group, Inc. (United States) (a)	43,959	6,240,420
Commercial Services & Supplies — 0.5%
KAR Auction Services, Inc. (United States)	27,493	1,296,295
Electronic Equipment, Instruments & Components — 4.5%
IPG Photonics Corp. (United States) (a)*	49,500	7,673,985
NLight, Inc. (United States) (a)*	235,000	5,026,650
		12,700,635
Equity Real Estate Investment Trusts — 5.5%
SBA Communications Corp. (United States) (a)*	55,000	9,930,800
STAG Industrial, Inc. (United States)	195,000	5,397,600
		15,328,400
Food Products — 1.7%
McCormick & Co., Inc. (United States)	34,000	4,623,320
Health Care Equipment & Supplies — 17.1%
Align Technology, Inc. (United States)*	41,000	10,617,770
Cooper Companies, Inc. (The) (United States)	46,400	13,269,936
NuVasive, Inc. (United States)*	81,549	4,803,236
ResMed, Inc. (United States)	99,000	10,140,570

See Notes to Financial Statements.

18

MFAM SMALL-Mid Cap Growth Fund
Schedule of Investments (continued)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (United States)*	67,000	$9,002,120
		47,833,632
Health Care Technology — 1.7%
Teladoc, Inc. (United States) (a)*	75,000	4,827,000
Hotels, Restaurants & Leisure — 4.2%
Texas Roadhouse, Inc. (United States)	184,929	11,707,855
Household Products — 3.3%
Church & Dwight Co., Inc. (United States)	141,600	9,317,280
Insurance — 2.8%
Markel Corp. (United States) (a)*	7,900	7,938,552
Internet Software & Services — 2.6%
GrubHub, Inc. (United States) (a)*	90,000	7,342,200
IT Services — 1.4%
Broadridge Financial Solutions, Inc. (United States)	40,000	4,050,000
Leisure Products — 2.1%
Hasbro, Inc. (United States) (a)	68,615	5,825,413
Machinery — 1.6%
Proto Labs, Inc. (United States)*	40,000	4,519,600
Real Estate Management & Development — 5.7%
Jones Lang LaSalle, Inc. (United States)	72,500	11,971,200
Newmark Group, Inc., Class A (United States)	437,237	4,048,815
		16,020,015
Software — 19.7%
Alarm.com Holdings, Inc. (United States) (a)*	80,000	5,250,400
Everbridge, Inc. (United States) (a)*	60,000	4,242,600
Paycom Software, Inc. (United States) (a)*	85,000	15,447,050
Paylocity Holding Corp. (United States)*	131,000	11,471,670
Splunk, Inc. (United States)*	87,000	11,821,560
Ultimate Software Group, Inc. (The) (United States)*	21,000	6,961,500
		55,194,780

See Notes to Financial Statements.

19

MFAM SMALL-Mid Cap Growth Fund
Schedule of Investments (concluded)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Specialty Retail — 1.5%
Tractor Supply Co. (United States)	44,800	$4,271,680
Trading Companies & Distributors — 3.8%
Fastenal Co. (United States) (a)	96,750	6,089,445
Watsco, Inc. (United States)	31,000	4,460,590
		10,550,035
Total Common Stocks (Cost $173,574,070)		277,052,312

Investments Purchased with Proceeds From Securities Lending Collateral — 26.5%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%	74,412,610	74,412,610
Total Investments Purchased with Proceeds From Securities Lending Collateral (Cost $74,412,610)		74,412,610

Short-Term Investments — 1.1%
U.S. Bank Money Market Deposit Account, 2.38% (United States) (b)	2,983,142	2,983,142
Total Short-Term Investments (Cost $2,983,142)		2,983,142

Total Investments (Cost $250,969,822) — 126.6%		354,448,064
Liabilities in Excess of Other Assets — (26.6)%		(74,563,918)
NET ASSETS — 100.0%
(Applicable to 11,982,146 shares outstanding)		$279,884,146

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $72,360,446.
(b)	The rate shown is as of February 28, 2019.

See Notes to Financial Statements.

20

MFAM Emerging Markets Fund
Schedule of Investments
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 97.2%
Banks — 11.7%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	35,900	$751,028
Bank of Georgia Group PLC (Georgia)	30,000	667,474
Credicorp Ltd. (Peru)	5,000	1,215,450
HDFC Bank Ltd., ADR (India)	13,350	1,349,952
		3,983,904
Beverages — 1.4%
Coca-Cola Icecek AS (Turkey)	75,000	471,493
Capital Markets — 1.3%
Georgia Capital PLC (Georgia)*	30,000	438,491
Consumer Finance — 3.3%
Gentera SAB de CV (Mexico)	1,350,000	1,118,150
Diversified Telecommunication Services — 1.5%
Telkom SA SOC Ltd. (South Africa)	100,000	495,385
Food & Staples Retailing — 2.1%
CP ALL PCL, NVDR (Thailand)	190,000	468,360
Georgia Healthcare Group PLC (Georgia) (a)*	90,000	245,905
		714,265
Food Products — 2.4%
Nippon Indosari Corpindo Tbk PT (Indonesia)	10,022,700	830,348
Health Care Equipment & Supplies — 5.2%
Top Glove Corp., Bhd (Malaysia)	1,600,000	1,785,529
Health Care Providers & Services — 9.8%
NMC Health PLC (United Arab Emirates)	50,000	1,792,253
Odontoprev SA (Brazil)	350,000	1,555,183
		3,347,436
Hotels, Restaurants & Leisure — 5.3%
Yum China Holdings, Inc. (China) (b)	43,500	1,814,820
Internet & Direct Marketing Retail — 3.3%
Ctrip.com International Ltd., ADR (China)*	33,300	1,136,529
Internet Software & Services — 12.6%
Alibaba Group Holding Ltd., SP ADR (China) (b)*	7,200	1,317,816
Baidu, Inc., SP ADR (China)*	4,250	690,795

See Notes to Financial Statements.

21

MFAM Emerging Markets Fund
Schedule of Investments (continued)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Internet Software & Services (continued)
MercadoLibre, Inc. (Argentina) (b)*	5,000	$2,293,950
		4,302,561
Media — 7.0%
Multiplus SA (Brazil)	60,000	425,702
Tencent Holdings Ltd. (China)	45,600	1,952,740
		2,378,442
Multiline Retail — 5.2%
Mitra Adiperkasa Tbk PT (Indonesia)	23,420,000	1,764,720
Real Estate Management & Development — 0.6%
Lippo Karawaci Tbk PT (Indonesia)	10,000,000	221,471
Semiconductors & Semiconductor Equipment — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan) (b)	27,500	1,073,875
Software — 4.2%
Douzone Bizon Co., Ltd. (South Korea)	38,000	1,433,596
Transportation Infrastructure — 13.0%
DP World Ltd. (United Arab Emirates)	42,000	672,420
Grupo Aeroportuario del Pacifico SAB de CV, ADR (Mexico)	9,500	885,875
Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	5,400	914,112
International Container Terminal Services, Inc. (Philippines)	645,000	1,446,636
TAV Havalimanlari Holding AS (Turkey)	95,000	494,543
		4,413,586
Wireless Telecommunication Services — 4.2%
Safaricom Ltd., PLC (Kenya)	4,000,000	1,038,961
Vodacom Group Ltd. (South Africa)	50,000	411,655
		1,450,616
Total Common Stocks (Cost $26,357,059)		33,175,217

Investments Purchased with Proceeds From Securities Lending Collateral — 11.8%
Mount Vernon Liquid Assets Portfolio, LLC 2.58%	4,027,876	4,027,876
Total Investments Purchased with Proceeds From Securities Lending Collateral (Cost $4,027,876)		4,027,876

See Notes to Financial Statements.

22

MFAM Emerging Markets Fund
Schedule of Investments (concluded)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Short-Term Investments — 2.6%
U.S. Bank Money Market Deposit Account, 2.38% (United States) (c)	898,907	$898,907
Total Short-Term Investments (Cost $898,907)		898,907

Total Investments (Cost $31,283,842) — 111.6%		38,102,000
Liabilities in Excess of Other Assets — (11.6)%		(3,969,302)
NET ASSETS — 100.0%
(Applicable to 2,469,847 shares outstanding)		$34,132,698

*	Non-income producing security.

ADR — American Depositary Receipt

NVDR — Non-Voting Depository Receipt

PLC — Public Limited Company

SP — ADR Sponsored ADR

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of February 28, 2019, the total market value of Rule 144A securities was $245,905 and represents 0.7% of net assets.

(b)	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $3,973,636.
(c)	The rate shown is as of February 28, 2019.

See Notes to Financial Statements.

23

MFAM Funds
STATEMENTS of Assets and Liabilities
FEBRUARY 28, 2019 (Unaudited)

	MFAM Global Opportunities Fund	MFAM Small-Mid Cap Growth Fund	MFAM Emerging Markets Fund
ASSETS
Investments in securities of unaffiliated issuers, at value^ (cost $272,485,259, $173,574,070 and $26,357,059 respectively)	$421,731,910	$277,052,312	$33,175,217
Investments purchased with proceeds from securities lending collateral (cost $66,820,862, $74,412,610 and $4,027,876 respectively)	66,820,862	74,412,610	4,027,876
Short-term investments, at value (cost $2,048,385, $2,983,142 and $898,907, respectively)	2,048,385	2,983,142	898,907
Foreign currency, at value (cost $6,256,645, $0 and $32,172, respectively)	6,276,430	—	32,402
Receivables for:
Investments sold	2,529,217	—	—
Dividends and tax reclaims	316,185	182,835	42,183
Shares of beneficial interest sold	83,541	112,038	16,837
Prepaid expenses and other assets	34,829	38,790	13,641
Total assets	499,841,359	354,781,727	38,207,063

LIABILITIES
Payables for:
Securities lending collateral	66,820,862	74,412,610	4,027,876
Advisory fees	264,405	168,183	14,754
Shares of beneficial interest redeemed	170,258	164,068	—
Other accrued expenses and liabilities	197,481	152,720	31,735
Total liabilities	67,453,006	74,897,581	4,074,365
Net assets	$432,388,353	$279,884,146	$34,132,698

NET ASSETS CONSIST OF:
Par value	$18,872	$11,982	$2,470
Paid-in-capital	270,648,701	175,296,927	27,800,705
Total distributable earnings/(loss)	161,720,780	104,575,237	6,329,523
Net assets	$432,388,353	$279,884,146	$34,132,698

NET ASSET VALUE:
Investor Shares:
Net assets applicable to capital shares outstanding	$355,720,202	$252,013,346	$34,132,698
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	15,534,385	10,797,073	2,469,847
Net asset value, offering and redemption price per share	$22.90	$23.34	$13.82

Institutional Shares:
Net assets applicable to capital shares outstanding	$76,668,151	$27,870,800	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,337,426	1,185,073	—
Net asset value, offering and redemption price per share	$22.97	$23.52	$—

^ Includes market value of securities on loan	$65,124,173	$72,360,446	$3,973,636

The accompanying notes are an integral part of these financial statements.

24

MFAM Funds
Statements of Operations
For the six months ended
FEBRUARY 28, 2019 (Unaudited)

	MFAM Global Opportunities Fund	MFAM SMALL-Mid Cap Growth Fund	MFAM Emerging Markets Fund
INVESTMENT INCOME
Dividends	$1,805,860	$1,652,025	$201,287
Less foreign taxes withheld	(66,570)	—	(13,189)
Securities lending income	73,991	85,794	1,195
Total investment income	1,813,281	1,737,819	189,293

EXPENSES
Advisory fees	1,771,956	1,204,242	141,005
Transfer agent fees and shareholder account services	95,898	92,411	6,924
Administration and accounting services fees	77,610	50,790	9,812
Shareholder service fees	53,377	38,414	5,233
Legal fees	32,323	18,314	2,182
Custodian fees	27,524	3,217	13,446
Registration and filing fees	25,073	29,993	12,454
Printing and shareholder reporting fees	23,538	15,623	2,766
Officer fees	16,194	8,989	1,447
Director fees	11,421	5,569	1,516
Audit and tax service fees	10,432	10,432	10,432
Other expenses	19,576	13,859	10,159
Total expenses	2,164,922	1,491,853	217,376
Expense fees waived/reimbursed net of amount recaptured	(30,907)	(17,055)	(26,605)
Net expenses after waivers/reimbursements	2,134,015	1,474,798	190,771
Net investment income/(loss)	(320,734)	263,021	(1,478)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	18,505,725	3,832,556	(16,252)
Foreign currency transactions	(2,862)	—	(161)
Net change in unrealized appreciation/(depreciation) on:
Investments	(38,404,143)	(38,031,697)	(371,010)
Foreign currency translation	15,394	—	(1,123)
Net realized and unrealized gain/(loss)	(19,885,886)	(34,199,141)	(388,546)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,206,620)	$(33,936,120)	$(390,024)

The accompanying notes are an integral part of these financial statements.

25

MFAM Global Opportunities Fund
Statements of Changes in Net Assets

	FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2018(3)
OPERATIONS
Net investment income/(loss)	$(320,734)	$(181,076)
Net realized gain/(loss) from investments and foreign currency transactions	18,502,863	28,035,141
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and assets and liabilities denominated in foreign currencies	(38,388,749)	59,944,229
Net increase/(decrease) in net assets resulting from operations	(20,206,620)	87,798,294
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(25,506,618)	(43,115,726)
Institutional Shares	(5,479,614)	(7,996,409)
Total dividends and distributions to shareholders	(30,986,232)	(51,112,135)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold	11,774,894	42,484,213
Reinvestment of dividends	24,943,644	42,328,884
Shares redeemed	(31,784,589)	(60,158,888)
Redemption fees (1)	—	8,008
Total from Investor Shares	4,933,949	24,662,217
Institutional Shares
Proceeds from shares sold	4,803,156	11,443,903
Reinvestment of dividends	5,390,526	7,910,044
Shares redeemed	(3,731,141)	(6,961,572)
Redemption fees (1)	—	262
Total from Institutional Shares	6,462,541	12,392,637
Net increase/(decrease) in net assets from capital share transactions	11,396,490	37,054,854
Total increase/(decrease) in net assets	(39,796,362)	73,741,013
NET ASSETS:
Beginning of period	$472,184,715	$398,443,702
End of period (2)	$432,388,353	$472,184,715

(1)	Effective December 31, 2017, the Fund eliminated the redemption fee.
(2)	Including undistributed/accumulated net investment income/(loss).
(3)

The following information was previously reported on the August 31, 2018 financial statements. See Note 7 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018, were as follows:

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Investor Shares	$(740,296)
Institutional Shares	(84,137)
Total net investment income	$(824,433)
Net realized capital gains
Investor Shares	$(42,375,430)
Institutional Shares	(7,912,272)
Total net realized capital gains	$(50,287,702)
Undistributed/accumulated net investment income/(loss)	$—

The accompanying notes are an integral part of these financial statements.

26

MFAM Global Opportunities Fund
Statements of Changes in Net Assets (CONCLUDED)

	FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2018
SHARE TRANSACTIONS:
Investor Shares
Shares sold	521,738	1,726,902
Shares reinvested	1,243,452	1,874,618
Shares redeemed	(1,409,202)	(2,447,827)
Net increase/(decrease) in shares	355,988	1,153,693

Institutional Shares
Shares sold	195,238	458,054
Shares reinvested	267,919	349,692
Shares redeemed	(167,177)	(282,356)
Net increase/(decrease) in shares	295,980	525,390

The accompanying notes are an integral part of these financial statements.

27

MFAM SMALL-Mid Cap Growth Fund
Statements of Changes in Net Assets

	FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2018(3)
OPERATIONS
Net investment income/(loss)	$263,021	$(582,238)
Net realized gain/(loss) from investments and foreign currency transactions	3,832,556	13,478,362
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	(38,031,697)	60,454,237
Net increase/(decrease) in net assets resulting from operations	(33,936,120)	73,350,361
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(12,316,953)	(12,858,211)
Institutional Shares	(1,326,095)	(1,293,569)
Total dividends and distributions to shareholders	(13,643,048)	(14,151,780)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold	10,443,246	69,130,104
Reinvestment of dividends	12,059,665	12,578,509
Shares redeemed	(31,040,282)	(42,324,699)
Redemption fees (1)	—	3,475
Total from Investor Shares	(8,537,371)	39,387,389
Institutional Shares
Proceeds from shares sold	2,376,189	5,927,695
Reinvestment of dividends	1,319,604	1,293,568
Shares redeemed	(1,925,872)	(2,345,507)
Redemption fees (1)	—	—
Total from Institutional Shares	1,769,921	4,875,756
Net increase/(decrease) in net assets from capital share transactions	(6,767,450)	44,263,145
Total increase/(decrease) in net assets	(54,346,618)	103,461,726
NET ASSETS:
Beginning of period	$334,230,764	$230,769,038
End of period (2)	$279,884,146	$334,230,764

(1)	Effective December 31, 2017, the Fund eliminated the redemption fee.
(2)	Including undistributed/accumulated net investment income/(loss).
(3)

The following information was previously reported on the August 31, 2018 financial statements. See Note 7 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018, were as follows:

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Investor Shares	$—
Institutional Shares	—
Total net investment income	$—
Net realized capital gains
Investor Shares	$(12,858,211)
Institutional Shares	(1,293,569)
Total net realized capital gains	$(14,151,780)
Undistributed/accumulated net investment income/(loss)	$(438,175)

The accompanying notes are an integral part of these financial statements.

28

MFAM SMALL-Mid Cap Growth Fund
Statements of Changes in Net Assets (CONCLUDED)

	FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2018
SHARE TRANSACTIONS:
Investor Shares
Shares sold	432,325	2,730,967
Shares reinvested	591,450	520,849
Shares redeemed	(1,343,663)	(1,683,331)
Net increase/(decrease) in shares	(319,888)	1,568,485

Institutional Shares
Shares sold	93,822	230,304
Shares reinvested	64,245	53,255
Shares redeemed	(84,387)	(92,122)
Net increase/(decrease) in shares	73,680	191,437

The accompanying notes are an integral part of these financial statements.

29

MFAM Emerging Markets Fund
Statements of Changes in Net Assets

	FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2018(3)
OPERATIONS
Net investment income/(loss)	$(1,478)	$203,685
Net realized gain/(loss) from investments and foreign currency transactions	(16,413)	1,099,105
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	(372,133)	(2,150,430)
Net increase/(decrease) in net assets resulting from operations	(390,024)	(847,640)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(196,246)	(314,358)
Total dividends and distributions to shareholders	(196,246)	(314,358)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold	2,157,415	11,167,842
Reinvestment of dividends	194,455	313,688
Shares redeemed	(4,963,298)	(7,446,112)
Redemption fees (1)	—	1,145
Total from Investor Shares	(2,611,428)	4,036,563
Net increase/(decrease) in net assets from capital share transactions	(2,611,428)	4,036,563
Total increase/(decrease) in net assets	(3,197,698)	2,874,565
SHARE TRANSACTIONS:
Investor Shares
Shares sold	165,612	756,831
Shares reinvested	15,861	22,185
Shares redeemed	(375,266)	(514,436)
Net increase/(decrease) in shares	(193,793)	264,580
NET ASSETS:
Beginning of period	$37,330,396	$34,455,831
End of period (2)	$34,132,698	$37,330,396

(1)	Effective December 31, 2017, the Fund eliminated the redemption fee.
(2)	Including undistributed/accumulated net investment income/(loss).
(3)

The following information was previously reported on the August 31, 2018 financial statements. See Note 7 for more details on the SEC’s Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders was $(314,358) of net investment income during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018, was $177,371.

The accompanying notes are an integral part of these financial statements.

30

MFAM Global Opportunities Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 28, 2019		YEAR ENDED AUGUST 31,	Fiscal Period Ended August 31,		Years Ended October 31,
Investor Shares	(UNAUDITED)		2018	2017(1)(2)		2016	2015	2014	2013
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.91		$24.09	$20.36		$20.32	$21.00	$19.24	$15.48
Net investment income/(loss)(3)	(0.02)		(0.02)	0.03		0.04	0.05	0.11	0.07
Net realized and unrealized gain/(loss) from investments	(1.26)		4.94	4.30		0.01	(0.29)	1.87	3.79
Net increase/(decrease) in net assets resulting from operations	(1.28)		4.92	4.33		0.05	(0.24)	1.98	3.86
Dividends and distributions to shareholders from:
Net investment income	—		(0.05)	(0.04)		— *	(0.11)	(0.04)	(0.11)
Net realized capital gains	(1.73)		(3.05)	(0.56)		(0.01)	(0.33)	(0.18)	—
Total dividends and distributions to shareholders	(1.73)		(3.10)	(0.60)		(0.01)	(0.44)	(0.22)	(0.11)
Redemption and small-balance account fees	—		— *	—	*	— *	— *	— *	0.01
Net asset value, end of period	$22.90		$25.91	$24.09		$20.36	$20.32	$21.00	$19.24
Total investment return/(loss)(4)	(3.98	)%(5)	22.32%	21.91	%(5)	0.25%	(1.13)%	10.43%	25.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$355,720		$393,197	$337,821		$353,118	$393,611	$413,624	$354,081
Ratio of expenses to average net assets	1.04	%(6)	1.06%	1.15	%(6)	1.14%	1.15%	1.26%	1.36%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.04	%(6)	1.06%	1.15	%(6)	1.14%	1.13%	1.23%	1.37%
Ratio of net investment income/(loss) to average net assets	(0.17	)%(6)	(0.06)%	0.18	%(6)	0.20%	0.23%	0.55%	0.44%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.17	)%(6)	(0.06)%	0.18	%(6)	0.20%	0.25%	0.59%	0.43%
Portfolio turnover rate	7	%(5)	15%	38	%(5)	26%	21%	24%	22%

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the MFAM Global Opportunities Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return/(loss) reflects the rate an investor would have earned on an investment in the Fund during the period. During the year ended October 31, 2013, 0.06% of the Fund’s total investment return was attributable to redemption and small-balance account fees received. Excluding this item, the total return would have been 25.08%. For the year ended August 31, 2018, the fiscal period ended August 31, 2017 and the years ended October 31, 2016, October 31, 2015 and October 31, 2014, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

31

MFAM Global Opportunities Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 28, 2019		YEAR ENDED AUGUST 31,	Fiscal Period Ended August 31,		Years Ended October 31,		Period Ended October 31,
Institutional Shares	(UNAUDITED)		2018	2017(1)(2)		2016	2015	2014(3)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.97		$24.09	$20.40		$20.35	$21.01	$20.36
Net investment income/(loss)(4)	(0.01)		0.02	0.09		0.08	0.10	0.03
Net realized and unrealized gain/(loss) from investments	(1.26)		4.94	4.25		0.02	(0.31)	0.62
Net increase/(decrease) in net assets resulting from operations	(1.27)		4.96	4.34		0.10	(0.21)	0.65
Dividends and distributions to shareholders from:
Net investment income	—		(0.03)	(0.09)		(0.04)	(0.12)	—
Net realized capital gains	(1.73)		(3.05)	(0.56)		(0.01)	(0.33)	—
Total dividends and distributions to shareholders	(1.73)		(3.08)	(0.65)		(0.05)	(0.45)	—
Redemption and small-balance account fees	—		— *	—	*	— *	— *	—	*
Net asset value, end of period	$22.97		$25.97	$24.09		$20.40	$20.35	$21.01
Total investment return/(loss)(5)	(3.93	)%(6)	22.48%	21.97	%(6)	(0.47)%	(0.97)%	3.19	%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$76,668		$78,987	$60,623		$7,243	$7,726	$4,038
Ratio of expenses to average net assets	0.95	%(7)	0.95%	0.95	%(7)	0.95%	0.95%	0.95	%(7)
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.01	%(7)	1.06%	1.17	%(7)	2.12%	2.14%	3.78	%(7)
Ratio of net investment income/(loss) to average net assets	(0.08	)%(7)	0.07%	0.48	%(7)	0.39%	0.46%	0.39	%(7)
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.14	)%(7)	(0.04)%	0.26	%(7)	(0.78)%	0.73%	(2.43	)%(7)
Portfolio turnover rate	7	%(6)	15%	38	%(6)	26%	21%	24	%(6)

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the MFAM Global Opportunities Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Commenced operations on June 17, 2014. Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(4)	Per share data calculated using average shares outstanding method.
(5)

Total investment return/(loss) reflects the rate an investor would have earned on an investment in the Fund during the period. Redemption and small-balance account fees received had no effect on the Fund’s Institutional Shares total investment return.

(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

32

MFAM SMALL-Mid Cap Growth Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 28, 2019		YEAR ENDED AUGUST 31,	Fiscal Period Ended August 31,		Years Ended October 31,
Investor Shares	(UNAUDITED)		2018	2017(1)(2)		2016	2015	2014	2013
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$27.32		$22.04	$18.29		$18.72	$18.59	$17.25	$12.58
Net investment income/ (loss)(3)	0.02		(0.06)	(0.05)		(0.05)	0.03	0.07	— *
Net realized and unrealized gain/(loss) from investments	(2.84)		6.69	3.80		(0.35)	0.14	1.51	4.69
Net increase/(decrease) in net assets resulting from operations	(2.82)		6.63	3.75		(0.40)	0.17	1.58	4.69
Dividends and distributions to shareholders from:
Net investment income	—		—	—		(0.03)	(0.04)	(0.03)	(0.03)
Net realized capital gains	(1.16)		(1.35)	—		—	—	(0.22)	—
Total dividends and distributions to shareholders	(1.16)		(1.35)	—		(0.03)	(0.04)	(0.25)	(0.03)
Redemption and small-balance account fees	—		— *	—	*	— *	— *	0.01	0.01
Net asset value, end of period	$23.34		$27.32	$22.04		$18.29	$18.72	$18.59	$17.25
Total investment return/(loss)(4)	(9.72	)%(5)	30.88%	20.50	%(5)	(2.15)%	0.91%	9.35%	37.44%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$252,013		$303,669	$210,404		$205,149	$238,482	$231,600	$162,336
Ratio of expenses to average net assets	1.05	%(6)	1.12%	1.15	%(6)	1.15%	1.15%	1.27%	1.38%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.06	%(6)	1.06%	1.16	%(6)	1.17%	1.16%	1.30%	1.54%
Ratio of net investment income/(loss) to average net assets	0.18	%(6)	(0.22)%	(0.30	)%(6)	(0.29)%	0.17%	0.38%	0.03%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.17	%(6)	(0.16)%	(0.31	)%(6)	(0.31)%	0.17%	0.36%	(0.13)%
Portfolio turnover rate	0	%(5)	19%	24	%(5)	21%	30%	18%	24%

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the MFAM Small-Mid Cap Growth Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return/(loss) reflects the rate an investor would have earned on an investment in the Fund during the period. For the years ended October 31, 2014 and October 31, 2013, 0.06% and 0.08%, respectively, of the Fund’s Investor Shares total investment return was attributable to redemption and small-balance account fees received. Excluding this item, the total investment return would have been 9.29% and 37.36%, respectively. For the year ended August 31, 2018, the fiscal period ended August 31, 2017 and years ended October 31, 2016 and October 31, 2015, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

33

MFAM SMALL-Mid Cap Growth Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 28, 2019		YEAR ENDED AUGUST 31,	Fiscal Period Ended August 31,		Years Ended October 31,		Period Ended October 31,
Institutional Shares	(UNAUDITED)		2018	2017(1)(2)		2016	2015	2014(3)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$27.50		$22.14	$18.34		$18.75	$18.61	$17.94
Net investment income/(loss)(4)	0.03		(0.01)	(0.03)		(0.02)	0.07	0.02
Net realized and unrealized gain/(loss) from investments	(2.85)		6.72	3.83		(0.33)	0.13	0.65
Net increase/(decrease) in net assets resulting from operations	(2.82)		6.71	3.80		(0.35)	0.20	0.67
Dividends and distributions to shareholders from:
Net investment income	—		—	—		(0.06)	(0.06)	—
Net realized capital gains	(1.16)		(1.35)	—		—	—	—
Total dividends and distributions to shareholders	(1.16)		(1.35)	—		(0.06)	(0.06)	—
Redemption and small-balance account fees	—		— *	—	*	— *	— *	—	*
Net asset value, end of period	$23.52		$27.50	$22.14		$18.34	$18.75	$18.61
Total investment return/(loss)(5)	(9.66	)%(6)	31.10%	20.72	%(6)	(1.89)%	1.04%	3.73	%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$27,871		$30,562	$20,365		$5,502	$7,010	$2,798
Ratio of expenses to average net assets	0.95	%(7)	0.95%	0.95	%(7)	0.95%	0.95%	0.95	%(7)
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.98	%(7)	1.17%	1.47	%(7)	2.40%	2.45%	4.93	%(7)
Ratio of net investment income/(loss) to average net assets	0.28	%(7)	(0.05)%	(0.15	)%(7)	(0.08)%	0.35%	0.27	%(7)
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.25	%(7)	(0.26)%	(0.67	)%(7)	(1.53)%	(1.15)%	(3.71	)%(7)
Portfolio turnover rate	0	%(6)	19%	24	%(6)	21%	30%	18	%(6)

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the MFAM Small-Mid Cap Growth Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Commenced operations on June 17, 2014. Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(4)	Per share data calculated using average shares outstanding method.
(5)

Total investment return/(loss) reflects the rate an investor would have earned on an investment in the Fund during the period. Redemption and small-balance account fees received had no effect on the Fund’s Institutional Shares total investment return.

(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

34

MFAM Emerging Markets Fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 28, 2019		YEAR ENDED AUGUST 31,	Fiscal Period Ended August 31,		Years Ended October 31,
Investor Shares	(UNAUDITED)		2018	2017(1)(2)		2016	2015	2014	2013
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.01		$14.36	$11.93		$10.88	$12.61	$12.66	$10.94
Net investment income/ (loss)(3)	—	*	0.08	0.12		0.07	0.09	0.16	0.13
Net realized and unrealized gain/(loss) from investments	(0.11)		(0.30)	2.38		1.09	(1.63)	(0.12)	1.73
Net increase/(decrease) in net assets resulting from operations	(0.11)		(0.22)	2.50		1.16	(1.54)	0.04	1.86
Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.13)	(0.07)		(0.11)	(0.19)	(0.08)	(0.15)
Net realized capital gains	—		—	—		—	—	(0.02)	—
Total dividends and distributions to shareholders	(0.08)		(0.13)	(0.07)		(0.11)	(0.19)	(0.10)	(0.15)
Redemption and small-balance account fees	—		— *	—	*	— *	— *	0.01	0.01
Net asset value, end of period	$13.82		$14.01	$14.36		$11.93	$10.88	$12.61	$12.66
Total investment return/(loss)(4)	(0.73	)%(5)	(1.54)%	21.06	%(5)	(10.76)%	(12.33)%	0.47%	17.32%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$34,133		$37,330	$34,456		$28,776	$31,160	$47,566	$40,119
Ratio of expenses to average net assets	1.15	%(6)	1.15%	1.15	%(6)	1.15%	1.13%	1.24%	1.35%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.31	%(6)	1.34%	2.00	%(6)	2.09%	1.84%	1.88%	2.60%
Ratio of net investment income (loss) to average net assets	(0.01	)%(6)	0.54%	1.17	%(6)	0.64%	0.80%	1.29%	1.15%
Ratio of net investment income/ (loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.17	)%(6)	0.35%	0.32	%(6)	(0.30)%	0.09%	0.66%	(0.10)%
Portfolio turnover rate	0	%(5)	7%	21	%(5)	54%	20%	25%	26%

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the MFAM Emerging Markets Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return/(loss) reflects the rate an investor would have earned on an investment in the Fund during the period. During the years ended October 31, 2014 and October 31, 2013, 0.08% and 0.09%, respectively of the Fund’s Investor Shares total investment return was attributable to redemption and small-balance account fees received as reference in Note 3. Excluding this item, total investment return would have been 0.39% and 17.23%, respectively. For the year ended August 31, 2018, the fiscal period ended August 31, 2017, years ended October 31, 2016 and October 31, 2015, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

35

MFAM FUNDS

Notes to Financial Statements

FEBRUARY 28, 2019 (Unaudited)

1. Organization AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the MFAM Global Opportunities Fund (“Global Opportunities Fund”) (formerly known as Motley Fool Global Opportunities Fund), MFAM Small-Mid Cap Growth Fund (“Small-Mid Cap Growth Fund”) (formerly known as Motley Fool Small-Mid Cap Growth Fund) and MFAM Emerging Markets Fund (“Emerging Markets Fund”) (formerly known as Motley Fool Emerging Markets Fund) (each a “Fund” and together the “Funds”), which became series of RBB at the close of business on December 21, 2016. As of February 28, 2019, the Global Opportunities Fund and Small-Mid Cap Growth Fund each offer two classes of shares, Investor and Institutional. The Emerging Markets Fund offered one class of shares, Investor.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Prior to December 21, 2016, the Funds were diversified series (the “Predecessor Funds”) of The Motley Fool Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on November 7, 2008, as a statutory trust under the laws of the State of Delaware. Each of the Predecessor Funds was reorganized into a corresponding Fund on December 21, 2016 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of each Predecessor Fund was assumed by its corresponding Fund. Performance and accounting information prior to December 21, 2016 included herein is that of the relevant Predecessor Fund.

The investment objective of each Fund is to achieve long-term capital appreciation. The Global Opportunities Fund pursues its objective by investing primarily in common stocks of United States companies and of companies that are organized under the laws of other countries around the world. The Small-Mid Cap Growth Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries. The Emerging Markets Fund pursues its objective by investing primarily in common stocks of companies organized in emerging market foreign countries.

Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2019, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair

36

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

You’d think that it would be easy to determine what a share of the Fund is worth – just add up the value of everything it holds, and then divide by the number of shares. It’s not that simple, though. Some foreign markets have different operating hours (when it’s daytime in Chicago, for example, it is night in Shanghai). That means that when we calculate a Fund’s value at the end of the day, the market quotations for some of the securities held by the Fund could be several hours old, and intervening events may have affected what the stocks are worth. In addition, characteristics of the relevant markets and stocks might, in some cases, cast doubt on a particular valuation. For these reasons, we may rely on a pricing service to determine the value of particular securities. It is possible that when a Fund buys or sells the securities, the price on the real market will be different from the value used for the fair-value pricing.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$420,536,702	$348,334,774	$72,201,928	$—	$—
Participatory Notes	1,195,208	1,195,208	—	—	—
Investments Purchased with Proceeds From Securities Lending Collateral	66,820,862	—	—	—	66,820,862
Short-Term Investments	2,048,385	2,048,385	—	—	—
Total Investments*	$490,601,157	$351,578,367	$72,201,928	$—	$66,820,862

37

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

SMALL-MID CAP GROWTH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$277,052,312	$277,052,312	$—	$—	$—
Investments Purchased with Proceeds From Securities Lending Collateral	74,412,610	—	—	—	74,412,610
Short-Term Investments	2,983,142	2,983,142	—	—	—
Total Investments*	$354,448,064	$280,035,454	$—	$—	$74,412,610

EMERGING MARKETS FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$33,175,217	$22,150,370	$11,024,847	$—	$—
Investments Purchased with Proceeds From Securities Lending Collateral	4,027,876	—	—	—	4,027,876
Short-Term Investments	898,907	898,907	—	—	—
Total Investments*	$38,102,000	$23,049,277	$11,024,847	$—	$4,027,876

*	Please refer to the Schedule of Investments for further details.
^

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any Level 3 transfers during the current fiscal period.

38

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on ex dividend date. All dividends and other distributions will be reinvested in Fund shares unless a shareholder chooses either to (1) receive dividends in cash, while reinvesting capital gains distributions in additional Fund shares; or (2) receive all distributions in cash. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

When a Fund pays a dividend or other distribution, its net asset value (NAV) per share will decline by the per-share amount of the distribution. Investors are no poorer for this “distribution drop,” however. As this section explains, investors may elect to reinvest their dividend and distribution payments. Doing so would allow them to acquire additional shares at the post-distribution NAV per share. They may also choose to receive a check in the amount of their portion of the dividend or distribution.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

39

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

When we say that the Funds may invest in other types of securities and in other asset classes, the “may” is well worth emphasizing, as the Funds’ primary focus is the common stocks of companies that the Adviser believes are both high-quality and available at a reasonable price.

FOREIGN SECURITIES — The Global Opportunities Fund, Emerging Markets Fund, and the Small-Mid Cap Growth Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

If a Fund holds a foreign stock, and the stock is traded on a foreign exchange, with its price denominated in that foreign currency, the value of the stock will change, for the Fund, whenever the relative value of the U.S. dollar and that foreign currency change. To take an imaginary example, if the Fund holds shares in Ruritania Telecom, traded on the Ruritanian Stock Exchange, those shares will be worth more to the Fund if the value of the Ruritanian ploof increases against the U.S. dollar, and vice versa, all other things being equal.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

40

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

TYPES OF FIXED-INCOME SECURITIES — A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

41

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the current fiscal period, the Global Opportunities Fund, Small-Mid Cap Growth Fund and Emerging Markets Fund invested in REITs.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by Motley Fool Asset Management (“MFAM” or the “Adviser”). Expenses of each Fund are deducted from the Funds’ total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds in accordance with the Funds’ investment objective and policies and formulates a continuing investment strategy for the Funds pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Funds. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, LLC, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

42

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

The Adviser has contractually agreed to pay, waive or absorb a portion of the operating expenses of each Fund’s share classes to the extent that total annual Fund operating expenses of the Investor and Institutional Shares of each Fund (as applicable) (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2019.

		EXPENSE CAPS
FUND	ADVISORY FEE	INVESTOR SHARES	INSTITUTIONAL SHARES
Global Opportunities Fund	0.85%	1.15%	0.95%
Small-Mid Cap Growth Fund	0.85%	1.15%	0.95%
Emerging Markets Fund	0.85%	1.15%	N/A

During the current fiscal period, investment advisory fees accrued and waived were as follows:

FUND	GROSS ADVISORY FEES	RECOUPMENT/ WAIVERS	NET ADVISORY FEES
Global Opportunities Fund	$1,771,956	$(30,907)	$1,741,049
Small-Mid Cap Growth Fund	1,204,242	(17,055)	1,187,187
Emerging Markets Fund	141,005	(26,605)	114,400

The Adviser may recover from the Investor and Institutional Shares of each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed the expense limits of the Investor and Institutional Class, respectively, of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the expense limits that are currently in effect, if different. The Global Opportunities Fund Investor Class and Institutional Class had expense fees waived in the amount of $8,834 and $22,073 respectively. The Small-Mid Cap Growth Fund Investor Class and Institutional Class had expense fees waived in the amount of $12,859 and $4,196 respectively. Previously waived fees subject to future recovery by the Adviser are as follows:

	EXPIRATION
FUND	OCTOBER 31, 2019	AUGUST 31, 2020	AUGUST 31, 2021	AUGUST 31, 2022	TOTAL
Global Opportunities Fund - Investor Class	$—	$—	$—	$8,834	$8,834
Global Opportunities Fund - Institutional Class	60,916	83,548	80,089	22,073	246,626
Small-Mid Cap Growth Fund - Investor Class	—	—	—	12,859	12,859
Small-Mid Cap Growth Fund - Institutional Class	64,901	73,109	56,058	4,196	198,264
Emerging Markets Fund - Investor Class	181,507	202,227	72,562	26,605	482,901

43

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for these services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. An employee of Vigilant Compliance, LLC serves as the Chief Compliance Officer of the Adviser. Neither the Funds nor the Company compensate this individual or Vigilant Compliance, LLC for services provided to Motley Fool Asset Management. For Director and Officer compensation amounts, please refer to the Statement of Operations.

SHAREHOLDER SERVICING FEE — Effective February 1, 2019, the Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Adviser provides, or arranges for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of 0.20% of the average daily net assets of the Investor Shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. During the current fiscal period, the Funds incurred shareholder servicing fees as follows:

FUND	SHAREHOLDER SERVICING FEES
Global Opportunities Fund – Investor Shares	$53,377
Small-Mid Cap Growth Fund – Investor Shares	38,414
Emerging Markets Fund – Investor Shares	5,233

REDEMPTION FEE — Prior to January 1, 2018, the Funds imposed a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 90 days. The redemption fee is calculated as a percentage of the net asset value of the total redemption proceeds and is retained by the Funds and accounted for as additional paid-in capital. Certain exceptions to the imposition of the redemption fee exist. Effective January 1, 2018, the Funds have eliminated their redemption fees. Please see the Funds’ prospectus for more information.

SMALL-BALANCE ACCOUNT FEE — The Funds charge a small-balance account fee of $24 annually if the value of an account is less than $10,000. The fee is assessed by redeeming shares from that account. Certain exceptions to the imposition of the small-balance account fee exist. Please see the Funds’ prospectus for more information.

44

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including MFAM Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$29,227,189	$48,775,640
Small-Mid Cap Growth Fund	1,164,174	16,617,648
Emerging Markets Fund	—	1,613,855

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$291,350,893	$199,808,596	$(12,315,665)	$187,492,931
Small-Mid Cap Growth Fund	216,223,692	142,977,535	(1,467,596)	141,509,939
Emerging Markets Fund	28,900,392	10,898,044	(3,708,876)	7,189,168

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

45

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

The following permanent differences as of August 31, 2018, primarily attributable to net operating loss adjustments, foreign currency transactions, and investments in partnerships and PFICs, were reclassified among the following accounts:

FUND	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$190,980	$13,219	$(204,199)
Small-Mid Cap Growth Fund	688,674	(144,613)	(544,061)
Emerging Markets Fund	3,937	(3,937)	—

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYOVER	QUALIFIED LATE-YEAR LOSS DEFERRAL	UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$—	$25,420,701	$—	$—	$187,492,931
Small-Mid Cap Growth Fund	—	11,082,641	—	(438,175)	141,509,939
Emerging Markets Fund	177,371	—	450,746	—	7,189,168

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018 was as follows:

FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	$2,302,285	$48,809,850	$51,112,135
Small-Mid Cap Growth Fund	—	14,151,780	14,151,780
Emerging Markets Fund	314,358	—	314,358

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2018. The Small-Mid Cap Growth Fund deferred qualified late-year losses of $438,175 which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2018, the Emerging Markets Fund had unexpiring short-term losses of $450,746.

46

MFAM FUNDS

Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

6. SECURITIES LENDING

The Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds are determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$65,124,173	$66,820,862	$73,991
Small-Mid Cap Growth Fund	72,360,446	74,412,610	85,794
Emerging Markets Fund	3,973,636	4,027,876	1,195

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

		GROSS AMOUNTS OFFSET IN THE	NET AMOUNT OF ASSETS PRESENTED IN THE	GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	GROSS AMOUNTS OF RECOGNIZED ASSETS	STATEMENT OF ASSETS AND LIABILITIES	STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$65,124,173	$—	$65,124,173	$(65,124,173)	$—	$—
Small-Mid Cap Growth Fund	72,360,446	—	72,360,446	(72,360,446)	—	—
Emerging Markets Fund	3,973,636	—	3,973,636	(3,973,636)	—	—

1	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
2	Net amount represents the net amount receivable from the counterparty in the event of default.

47

MFAM FUNDS

Notes to Financial Statements (CONCLUDED)

FEBRUARY 28, 2019 (Unaudited)

7. NEW ACCOUNTING PRONOUNCEMENTS and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Funds’ financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components thereof, of distributable earnings on the Statements of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

FUND MERGER

On February 7, 2019, based on the recommendation of the Adviser, the Board approved: (1) a plan of reorganization pursuant to which the Emerging Markets Fund will be reorganized into the Global Opportunities Fund; and (2) the subsequent liquidation and dissolution of the Emerging Markets Fund, following the close of business on or about July 12, 2019. The reorganization, which is expected to be tax free to the shareholders of the Emerging Markets Fund and is subject to customary closing conditions, will be effected by transferring of all of the assets and liabilities of the Emerging Markets Fund to the Global Opportunities Fund in exchange for shares of the Global Opportunities Fund, with the shares being distributed pro rata by the Emerging Markets Fund to its shareholders. The Emerging Markets Fund will then be liquidated and dissolved. The reorganization is expected to occur following the close of business on or about July 12, 2019. In accordance with applicable regulatory requirements, shareholder approval is not required for the reorganization, and shareholders are not being asked to approve the reorganization.

More information about the Global Opportunities Fund and the terms of the reorganization will be included in an information statement and prospectus that will be sent to shareholders of the Emerging Markets Fund at a later date. Shareholders are urged to read the definitive information statement and prospectus because it will contain important information about the reorganization, including the Board’s reasons for approving the reorganization. When available, the information statement and prospectus may be obtained free of charge from the SEC’s website at www.sec.gov or by calling 1-888-863-8803 (toll free).

Name Change

Effective March 1, 2019, the Small-Mid Cap Growth Fund was re-named the MFAM Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) in order to more clearly reflect the Fund’s new investment policy.

Change in Investment Policy

Effective March 1, 2019, the Mid-Cap Growth Fund modified its 80% policy to read as follows: Under normal market conditions, the Mid-Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies having mid-market capitalizations.

48

MFAM FUNDS

Notice to Shareholders (Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the U.S. SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or successor Form). Shareholders can obtain the Form N-Q (i) without charge, upon request, by calling (888) 863-8803; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on the Funds website at http://www.mfamfunds.com.

49

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor

Foreside Funds Distributors LLC
899 Cassatt Road
400 Berwyn Park, Suite 110
Berwyn, PA 19312

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

50

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Questions for the MFAM
funds team?

Stay informed about your investment!

Shareholders like you are very important to us, and we’re committed to communicating with you about important matters. The best way to stay “in the know” is to sign up for our free email newsletter. You’ll get quarterly performance updates, insights about the stock market and investing, and more.

Simply send an email to help@mfamfunds.com today to sign up!

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-863-8803.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-863-8803 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

This report contains information for two ETFs that are very different. The Motley Fool 100 Index ETF -- as you’d expect from its name — is designed to track the returns of the Motley Fool 100 Index. Our other ETF, the MFAM Small-Cap Growth ETF, is an actively managed fund that isn’t designed to track much of anything.

Motley Fool 100 Index ETF (TMFC)

The Fool 100 Index still contains 100 companies. And since it is market-cap weighted, the top ten largest positions make up more than 50% of the ETF’s net assets.

The Motley Fool’s investing style tends to emphasize companies in certain sectors where competitive advantages and brand power are recognizable. The five largest sectors represented in the ETF (Information Technology, Communication Services, Consumer Discretionary, Health Care, and Financials) account for 88% of assets.

We’ve seen a sizeable amount of volatility over the last six months. This led to six of our 100 investments gaining more than 25% and another eight declining by at least 25%. This volatility is why we recommend investing in equity markets for the long term — the short-term movements can be scary if you’re watching too closely.

MFAM Small-Cap Growth ETF (MFMS)

This is the first Semi-Annual Report for the MFAM Small-Cap Growth ETF. The report covers the period from the Fund’s inception on October 29, 2018 through the period ended February 28, 2019. We hope you enjoy this report, but encourage you not to place too much importance in four months of results... then again, it isn’t much different from the six months typically included in a semi-annual report.

This ETF is actively managed, and your portfolio managers invest its assets just like an actively managed mutual fund. The ETF structure doesn’t alter MFAM’s focus on investing for the long term in high quality growth companies.

There are only 31 companies in this portfolio, while our benchmark (the Russell 2000 Growth Index) has around 1200 holdings. We like to stay focused on our best ideas. That was helpful this period when one of our investments — Spark Therapeutics — increased by more than 150% since we launched the fund. In the future, this focus on a relatively smaller number of companies could help or hurt in any given period.

Speaking of focus, all the Fund’s investments are concentrated in five sectors. The top two, Health Care and Information Technology, make up 64% of assets.

Important...Don’t Miss Out!

Stay on top of your investment with up-to-date insights from our portfolio managers. Sign up for our free email newsletter today!

Details are on the back inside cover.

Letter to Shareholders	1
Portfolio Characteristics	4
Fund Expense Examples	8
Schedules of Investments	10
Financial Statements	19
Notes to Financial Statements	25
Notice to Shareholders	34

Motley Fool ETFs
Letter to Shareholders
FEBRUARY 28, 2019 (Unaudited)

The Great and Powerful Oz

Dorothy Gale: “How can you talk if you haven’t got a brain?”

The Scarecrow: “I don’t know, but some people without brains do an awful lot of talking, don’t they?”

— The Wizard of Oz

Dear Fellow Shareholder,

One of my favorite scenes in the 1939 classic movie The Wizard of Oz is when Dorothy, along with her motley but relatable crew, presents the broomstick of the Wicked Witch to the wizard. The wizard had a deal with Dorothy and her entourage: Present the broom, suggesting the witch had been killed, and the wizard would help Dorothy get home to Kansas. The wizard, however, dismisses the group and tries to scare them away.

Terrified, frustrated, and helpless, Dorothy doesn’t appear to have much choice but to listen to the demands of the great and powerful Oz. That is, of course, until her dog scurries a few yards over and pulls back an innocent-looking green curtain, revealing an older gent feverishly turning dials, pulling levers, and pressing buttons. “Pay no attention to that man behind the curtain,” shouts the strange man. But it’s too late. The identity of the Wizard of Oz is revealed: He’s just an ordinary guy behind a curtain, orchestrating an impressive pyrotechnic and holographic display. What a letdown.

You may feel as if the team you’ve hired is a bit like that wizard. We may seem inaccessible at times, but hopefully you find that we perform some good magic with your equity investments. Truth is, we are rather like a group of people working behind a curtain, cranking away feverishly on ideas and debate. But unlike the wizard, we aren’t pretending to be something we’re not. Although we don’t talk at you the way much of the financial world does, we have nothing to hide. We believe it’s important for you to understand what’s going on behind the curtain and how we continuously try to operate better on your behalf.

Our Process

As investment managers, we have a job of constructing portfolios that can deliver superior risk-adjusted returns over the long term. We’re simply trying to deliver outstanding bang for your buck — in this context, the best net return for the risk inherent in investing in stocks — so that your financial plan stays on track. It’s critical, then, that we’re doing a good job of assessing both risk and return, and in a repeatable fashion. What helps us do that is that we know exactly the type of investments we’re looking for, and it’s our goal to actively protect against mischaracterizing them. It’s not magic – but it is hard work. Here’s a brief look at our process:

●

Quality growth: We describe the types of businesses we seek out as “quality growth.” Our definition of quality is unique and focuses on qualitative characteristics that often only reveal themselves with deep research and critical thinking. We assess quality across four pillars: management, culture, and incentives; the economics of the business; competitive advantage; and business trajectory. The elements of each pillar are different for every business we analyze, but strength across all four is often what constitutes, in our experience, an exceptional business capable of generating exceptional returns.

●

Collaborative debate: It isn’t enough for one member of our team to declare that a business has strength across all four pillars. As humans, we’re inherently fallible. For a business to be investable, it must survive a group debate. In our case, usually five or six members of our team participate. The mechanics of this process are fun: The sponsor of the idea invites members of our team with relevant expertise, assigns each member a pillar of focus, provides a write-up of the assessment to be reviewed, and schedules a meeting for a week later. At the meeting, each member reveals a score for each pillar based on his own research, and we debate the specifics that went into the assessments. By the end, we’ve married the five or six independent viewpoints for each pillar, exposed weaknesses, revealed where additional research is needed, and determined whether the business is of high enough quality that we would ever consider investing.

Getting Stronger

The nature of this vetting process should reveal that having an array of cognitive approaches is critical. We thrive when each member of our investing team has unique insights that can be applied to a complex problem, which assessing business quality certainly is.

1

Motley Fool ETFs
Letter to Shareholders (continued)
FEBRUARY 28, 2019 (Unaudited)

If you’re familiar with our “Meet the Manager” video series on www.mfamfunds.com/insights, you may know we recently expanded our investing team from six to eight, with the addition of Jeremy Myers, who was a biology teacher before pursuing his love of investing, and Mike Olsen, who’s one of the most critical second-level thinkers I’ve ever met. They immediately strengthened us and are great complements to the existing backgrounds on our investing team: pharmacology, mechanical engineering, computer science, law, banking, and finance. Just as important, Jeremy and Mike cherish debate and have an unrelenting desire to achieve stellar outcomes on your behalf. They make us better, they make us think harder, and they make us match their fiduciary intensity every day.

Business-Focused Investing

We haven’t yet touched on the last six months’ mediocre performance, or the fact that recession fears in the U.S. are on the rise, or even the fact that U.S. stocks fell more than 20% between September 21 and December 26, 2018. This data may elicit some strong responses, but we feel confident we still own a wonderful collection of businesses that are creating enduring value each day, with the same sort of intentional feverish dial-turning, lever-pulling, and button-pressing that our team engages in – the kind focused on solving problems.

We have built our investing careers on studying and patiently owning quality businesses that treat all their stakeholders respectfully. Naturally, we think about our own business in the same way. We need to strengthen our advantages amidst competition, so that we can hire incredible investing talent. We need to compete aggressively where we have advantages, so that we can focus our efforts on targeted areas. And through it all, we maintain our long-term perspective. We go about our business with less panache than the Wizard of Oz and with less talking than some of our industry peers. The fact that our way is different is precisely what gives us confidence in our ability to sustain long-term value creation and avoid the lions, tigers, and bears (oh, my!) along the way.

Thank you for your ongoing trust.

Onward,

Bryan Hinmon
Chief Investment Officer, MFAM Funds

2

Motley Fool ETFs
Letter to Shareholders (concluded)
FEBRUARY 28, 2019 (Unaudited)

Past performance does not guarantee future results.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

The value of the Funds’ investments may decrease, which will cause the value of the Funds’ shares to decrease. As a result, you may lose money on your investment in the Funds, and there can be no assurance that the Funds will achieve its investment objective. Investing involves risk. Principal loss is possible. The Funds are non-diversified, which means the NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Funds. The MFAM Small-Cap Growth ETF is actively managed. The Motley Fool 100 Index ETF is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Motley Fool 100 Index is comprised of the 100 largest U.S. companies that are either active recommendations of The Motley Fool LLC’s newsletter or are among the 150 highest rated U.S. companies in The Motley Fool LLC’s analyst opinion database, and are weighted based on their market value relative to the total market value of other companies in the Index. Changes in The Motley Fool LLC’s recommendations or rankings methodologies may have an adverse effect on the Funds. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Index methodology. The MFAM Small-Cap Growth ETF is recently organized, with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size. This Fund invests primarily in particular market capitalizations, including small-cap stocks, thus its performance will be especially sensitive to market conditions that particularly affect smaller capitalization companies. The stocks of quality growth companies can continue to be undervalued by the market for long periods of time. As a consequence of its investing style the Fund may underperform the market and its peers over short timeframes.

As with all ETFs, shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Funds’ NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. Shares are not individually redeeming from the Funds and brokerage commissions will reduce returns.

Funds holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the schedule of investments in this report for a full list of Funds holdings.

Diversification does not assure a profit nor protect against loss in a declining market.

The Russell 2000 Growth Total Return® Index measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. It is not possible to invest directly in an index.

The Motley Fool 100 Index was established by The Motley Fool in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters.

The Motley Fool 100 Index ETF and MFAM Small-Cap Growth ETF are distributed by Quasar Distributors, LLC.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

3

Motley Fool 100 Index ETF
Portfolio Characteristics
(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 28, 2019
	SIX MONTHS†	Since Inception	Inception Date
Motley Fool 100 Index ETF	-5.48%	4.09%	1/29/18
Motley Fool 100 Index*	-5.21%	4.57%(1)
S&P 500® Total Return Index**	-3.04%	-0.20%(1)
Fund Expense Ratio(2)	0.50%	0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the December 31, 2018 Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool 100 Index (“Fool 100 Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company included in the Fool 100 Index is incorporated and listed in the U.S. The Fool 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Fool 100 Index, including its value, is available on the websites of the Fund at www.mfamfunds.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

The following tables show the top ten holdings and sector allocations, in which the Motley Fool 100 Index ETF was invested in as of February 28, 2019. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% of Net Assets
Microsoft Corp.	8.0%
Apple, Inc.	7.7
Alphabet, Inc., Class C	7.4
Amazon.com, Inc.	7.2
Berkshire Hathaway, Inc., Class B	4.6
Facebook, Inc., Class A	4.4
Johnson & Johnson	3.5
JPMorgan Chase & Co.	3.3
Visa, Inc., Class A	3.0
Boeing Co., (The)	2.3
51.4%

4

Motley Fool 100 Index ETF
Portfolio Characteristics (Continued)
(Unaudited)

The Motley Fool 100 Index ETF uses the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% of Net Assets
Information Technology	29.8%
Communication Services	18.3
Consumer Discretionary	15.6
Health Care	13.3
Financials	11.2
Industrials	7.1
Real Estate	1.7
Consumer Staples	1.4
Materials	1.0
Energy	0.4
99.8%

5

MFAM Small-Cap Growth ETF

(formerly, Motley Fool Small-Cap Growth ETF)

Portfolio Characteristics
(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED February 28, 2019
	Since Inception	Inception Date
MFAM Small-Cap Growth ETF	18.34%	10/29/18
Russell 2000 Growth Total Return® Index*	9.85%(1)
Fund Expense Ratio(2)	0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the December 31, 2018 Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Russell 2000 Growth Index Total Return® measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations.

The following tables show the top ten holdings and sector allocations, in which the MFAM Small-Cap Growth ETF was invested in as of February 28, 2019. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% of Net Assets
Spark Therapeutics, Inc.	5.7%
Paylocity Holding Corp.	5.5
NLight, Inc.	5.3
Everbridge, Inc.	4.8
Jones Lang LaSalle, Inc.	4.2
Smartsheet, Inc., Class A	4.1
Teladoc, Inc.	3.9
Ionis Pharmaceuticals, Inc.	3.8
Newmark Group, Inc., Class A	3.8
Trex Co, Inc.	3.7
44.8%

6

MFAM Small-Cap Growth ETF
Portfolio Characteristics (CONTINUED)
(Unaudited)

The MFAM Small-Cap Growth ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments. We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% of Net Assets
Health Care	35.4%
Information Technology	28.6
Industrials	17.0
Real Estate	10.7
Consumer Discretionary	5.7
97.4%

7

Motley Fool ETFs
fund expense examples
FEBRUARY 28, 2019 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other ETFs.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019, and held for the entire period. For the MFAM Small-Cap Growth ETF, the actual values and expenses are based on the 122-day period from inception on October 29, 2018 through February 28, 2019.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Do you know how many times a fund, or the market, has returned a smooth 5% over a long period of time? Never. But we have to pick some example. In reality, the market’s returns are always far bumpier, with the market returning 20% one year, followed by a loss of 10% the next year, followed by a 3% gain,etc. These variations affect actual expenses as well. Happily, over almost all time periods of 20 years or longer, according to the research of University of Pennsylvania’s Jeremy Siegel and others, the domestic market’s returns have been at least 5% per year on average.

8

Motley Fool ETFs
fund expense examples (CONCLUDED)
FEBRUARY 28, 2019 (Unaudited)

	Beginning Account Value SEPTEMBER 1, 2018	Ending Account Value FEBRUARY 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio	ACTUAL SIX-MONTH/SINCE INCEPTION TOTAL INVESTMENT RETURNs FOR THE FUNDS
Motley Fool 100 Index ETF
Actual	$ 1,000.00	$ 945.20	$2.41	0.50%	-5.48%
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51	0.50	N/A
MFAM Small-Cap Growth ETF
Actual	$ 1,000.00	$ 1,183.40	$3.10	0.85%	18.34%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85	N/A

*

Expenses are equal to each Fund’s annualized expense ratio for the period September 1, 2018 through February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. For the MFAM Small-Cap Growth ETF, the actual dollar amounts shown are expenses paid by the Fund during the period from the Fund’s inception on October 29, 2018 through February 28, 2019 multiplied by 122 days, which is the number of days from the Fund’s inception through February 28, 2019. Each Fund’s ending account value in the first section in the table is based on the actual six-month/since inception total investment return for the Fund.

9

Motley Fool 100 Index ETF
Schedule of Investments
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 99.8%
Aerospace & Defense — 2.5%
Boeing Co., (The) (United States)	8,757	$3,852,730
TransDigm Group, Inc. (United States)*	812	352,481
		4,205,211
Air Freight & Logistics — 0.4%
FedEx Corp. (United States)	4,129	747,349
Airlines — 1.0%
American Airlines Group, Inc. (United States)	6,973	248,448
Delta Air Lines, Inc. (United States) (a)	11,057	548,206
Southwest Airlines Co. (United States)	9,032	506,153
United Continental Holdings, Inc. (United States)*	4,330	380,218
		1,683,025
Automobiles — 0.8%
Ford Motor Co. (United States)	66,807	585,897
Tesla, Inc. (United States) (a)*	2,563	819,853
		1,405,750
Banks — 3.3%
JPMorgan Chase & Co. (United States)	53,309	5,563,327
Beverages — 0.3%
Monster Beverage Corp. (United States)*	9,057	578,108
Biotechnology — 3.7%
Amgen, Inc. (United States)	9,906	1,882,932
Biogen, Inc. (United States)*	3,110	1,020,111
BioMarin Pharmaceutical, Inc. (United States)*	2,819	262,900
Celgene Corp. (United States)*	10,871	903,598
Gilead Sciences, Inc. (United States)	21,054	1,368,931
Vertex Pharmaceuticals, Inc. (United States)*	3,941	743,864
		6,182,336

The accompanying notes are an integral part of these financial statements.

10

Motley Fool 100 Index ETF
Schedule of Investments (continued)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Capital Markets — 2.0%
Charles Schwab Corp. (The) (United States) (a)	21,125	$971,961
CME Group, Inc. (United States)	5,640	1,025,972
Intercontinental Exchange, Inc. (United States)	8,992	693,733
Moody's Corp. (United States)	2,974	514,859
Nasdaq, Inc. (United States)	2,522	230,940
		3,437,465
Chemicals — 0.8%
Ecolab, Inc. (United States)	4,553	769,047
Sherwin-Williams Co. (The) (United States)	1,450	628,140
		1,397,187
Commercial Services & Supplies — 0.2%
Cintas Corp. (United States)	1,642	339,237
Communications Equipment — 0.2%
Arista Networks, Inc. (United States)*	1,134	323,474
Consumer Finance — 0.9%
American Express Co. (United States)	13,557	1,460,631
Diversified Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B (United States)*	38,189	7,687,446
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc. (United States)	12,265	426,945
Entertainment — 3.6%
Activision Blizzard, Inc. (United States)	12,127	511,032
Electronic Arts, Inc. (United States)*	4,781	457,924
Netflix, Inc. (United States)*	6,384	2,286,110
Take-Two Interactive Software, Inc. (United States)*	1,758	153,403
Walt Disney Co. (The) (United States)	22,925	2,586,857
		5,995,326

The accompanying notes are an integral part of these financial statements.

11

Motley Fool 100 Index ETF
Schedule of Investments (continued)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc. (United States)	1,674	$227,480
American Tower Corp. (United States)	7,198	1,267,928
Crown Castle International Corp. (United States)	6,659	790,756
Equinix, Inc. (United States)	1,302	551,397
		2,837,561
Food & Staples Retailing — 0.9%
Costco Wholesale Corp. (United States)	6,908	1,511,056
Food Products — 0.2%
McCormick & Co., Inc. (United States)	2,135	290,317
Health Care Equipment & Supplies — 1.8%
ABIOMED, Inc. (United States)*	655	219,098
Align Technology, Inc. (United States)*	1,238	320,605
Becton Dickinson and Co. (United States) (a)	4,227	1,051,635
IDEXX Laboratories, Inc. (United States)*	1,373	289,744
Intuitive Surgical, Inc. (United States)*	1,740	952,841
ResMed, Inc. (United States)	2,128	217,971
		3,051,894
Health Care Providers & Services — 3.6%
CVS Health Corp. (United States)	20,907	1,209,052
HCA Healthcare, Inc. (United States)	5,380	748,035
McKesson Corp. (United States) (a)	3,187	405,259
UnitedHealth Group, Inc. (United States)	15,128	3,664,304
		6,026,650
Health Care Technology — 0.3%
Cerner Corp. (United States)*	5,048	282,435
Veeva Systems, Inc., Class A (United States)*	2,225	262,350
		544,785
Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc., Class A (United States) (a)	5,262	659,171
Starbucks Corp. (United States)	19,633	1,379,414
		2,038,585

The accompanying notes are an integral part of these financial statements.

12

Motley Fool 100 Index ETF
Schedule of Investments (continued)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Industrial Conglomerates — 1.4%
3M Co. (United States)	9,252	$1,918,772
Roper Technologies, Inc. (United States)	1,600	517,840
		2,436,612
Insurance — 0.5%
Aflac, Inc. (United States)	11,904	584,963
Markel Corp. (United States)*	204	204,995
		789,958
Interactive Media & Services — 11.9%
Alphabet, Inc., Class C (United States)*	11,088	12,417,673
Facebook, Inc., Class A (United States)*	45,828	7,398,931
Twitter, Inc. (United States)*	11,809	363,481
		20,180,085
Internet & Direct Marketing Retail — 8.8%
Altaba, Inc. (United States)*	9,761	728,073
Amazon.com, Inc. (United States)*	7,364	12,075,708
Booking Holdings, Inc. (United States)*	730	1,238,839
eBay, Inc. (United States)	15,085	560,408
Expedia, Inc. (United States)	2,422	298,657
		14,901,685
IT Services — 6.9%
Cognizant Technology Solutions Corp., Class A (United States)	9,213	653,939
Mastercard, Inc., Class A (United States)	16,078	3,613,852
PayPal Holdings, Inc. (United States)*	18,151	1,780,068
Square, Inc., Class A (United States)*	6,282	510,350
Visa, Inc., Class A (United States) (a)	34,240	5,071,629
		11,629,838
Life Sciences Tools & Services — 0.4%
Illumina, Inc. (United States)*	2,211	691,534
Machinery — 0.2%
Cummins, Inc. (United States)	2,528	389,540

The accompanying notes are an integral part of these financial statements.

13

Motley Fool 100 Index ETF
Schedule of Investments (continued)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Media — 2.2%
Comcast Corp., Class A (United States)	74,319	$2,873,916
Discovery, Inc., Class A (United States) (a)*	11,445	330,760
Sirius XM Holdings, Inc. (United States) (a)	71,113	421,700
		3,626,376
Metals & Mining — 0.2%
Nucor Corp. (United States)	5,093	308,483
Oil, Gas & Consumable Fuels — 0.4%
Kinder Morgan, Inc. (United States)	35,936	688,534
Pharmaceuticals — 3.5%
Johnson & Johnson (United States)	43,001	5,875,657
Professional Services — 0.2%
CoStar Group, Inc. (United States)*	575	263,080
Road & Rail — 1.1%
Union Pacific Corp. (United States) (a)	11,503	1,929,053
Semiconductors & Semiconductor Equipment — 2.5%
Applied Materials, Inc. (United States)	14,258	546,652
Broadcom, Inc. (United States)	6,303	1,735,594
Lam Research Corp. (United States) (a)	2,373	417,861
NVIDIA Corp. (United States)	9,780	1,508,663
		4,208,770
Software — 12.3%
Adobe Systems, Inc. (United States)*	7,439	1,952,738
Intuit, Inc. (United States)	4,047	1,000,135
Microsoft Corp. (United States)	120,298	13,476,985
Palo Alto Networks, Inc. (United States) (a)*	1,464	360,539
Salesforce.com, Inc. (United States)*	11,412	1,867,574
Splunk, Inc. (United States)*	2,181	296,354
VMware, Inc., Class A (United States)	7,262	1,247,684
Workday, Inc., Class A (United States)*	3,289	650,992
		20,853,001

The accompanying notes are an integral part of these financial statements.

14

Motley Fool 100 Index ETF
Schedule of Investments (concluded)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Specialty Retail — 3.5%
Home Depot, Inc. (The) (United States)	17,474	$3,235,137
Lowe's Cos, Inc. (United States)	12,633	1,327,602
TJX Cos, Inc. (The) (United States)	19,311	990,461
Ulta Beauty, Inc. (United States)*	931	290,928
		5,844,128
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (United States) (a)	74,689	12,932,400
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B (United States)	24,556	2,105,186
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. (United States)*	13,662	986,533
Total Common Stocks (Cost $159,802,957)		168,374,118

Investments Purchased with Proceeds From Securities Lending Collateral — 14.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%	24,724,436	24,724,436
Total Investments Purchased with Proceeds From Securities Lending Collateral (Cost $24,724,436)		24,724,436

Short-Term Investments — 0.1%
First American Treasury Obligations Fund Class X, 2.31% (United States) (b)	150,060	150,060
Total Short-Term Investments (Cost $150,060)		150,060

Total Investments (Cost $184,677,453) — 114.6%		193,248,614
Liabilities in Excess of Other Assets — (14.6)%		(24,584,240)
NET ASSETS — 100.0%
(Applicable to 8,125,000 shares outstanding)		$168,664,374

*	Non-income producing security.

(a)	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $24,068,184.

(b)	The rate shown is as of February 28, 2019.

The accompanying notes are an integral part of these financial statements.

15

MFAM Small-Cap Growth ETF
Schedule of Investments
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 97.4%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (United States)*	28,368	$1,527,050
Auto Components — 2.5%
Fox Factory Holding Corp. (United States)*	27,260	1,727,739
Biotechnology — 11.2%
Editas Medicine, Inc. (United States)*	34,223	706,021
Ionis Pharmaceuticals, Inc. (United States)*	37,406	2,655,452
Miragen Therapeutics, Inc. (United States) (a)*	169,684	475,115
Spark Therapeutics, Inc. (United States)*	35,164	3,984,081
		7,820,669
Building Products — 3.7%
Trex Co, Inc. (United States)*	34,700	2,600,765
Electronic Equipment, Instruments & Components — 5.3%
NLight, Inc. (United States)*	172,634	3,692,641
Equity Real Estate Investment Trusts — 2.7%
STAG Industrial, Inc. (United States)	67,496	1,868,289
Health Care Equipment & Supplies — 12.0%
Globus Medical, Inc., Class A (United States)*	35,996	1,752,645
Inogen, Inc. (United States)*	10,186	1,094,588
iRhythm Technologies, Inc. (United States)*	21,987	2,106,135
NuVasive, Inc. (United States)*	29,509	1,738,080
Penumbra, Inc. (United States)*	12,626	1,687,717
		8,379,165
Health Care Providers & Services — 5.4%
BioTelemetry, Inc. (United States)*	28,810	2,152,683
HealthEquity, Inc. (United States)*	19,942	1,604,932
		3,757,615
Health Care Technology — 3.9%
Teladoc, Inc. (United States) (a)*	41,890	2,696,041
Hotels, Restaurants & Leisure — 3.2%
Shake Shack, Inc., Class A (United States) (a)*	40,828	2,251,256

The accompanying notes are an integral part of these financial statements.

16

MFAM Small-Cap Growth ETF
Schedule of Investments (continued)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Machinery — 4.7%
John Bean Technologies Corp. (United States)	16,992	$1,592,150
Proto Labs, Inc. (United States)*	14,914	1,685,133
		3,277,283
Pharmaceuticals — 3.0%
Akcea Therapeutics, Inc. (United States) (a)*	61,006	2,076,034
Real Estate Management & Development — 8.0%
Jones Lang LaSalle, Inc. (United States)	17,818	2,942,108
Newmark Group, Inc., Class A (United States)	285,715	2,645,721
		5,587,829
Road & Rail — 2.7%
Landstar System, Inc. (United States)	17,110	1,859,515
Software — 23.2%
Alarm.com Holdings, Inc. (United States)*	28,732	1,885,681
Everbridge, Inc. (United States) (a)*	47,206	3,337,936
Paylocity Holding Corp. (United States)*	44,250	3,874,973
Q2 Holdings, Inc. (United States)*	33,748	2,322,537
Smartsheet, Inc., Class A (United States)*	74,578	2,851,863
Zuora, Inc., Class A (United States)*	85,432	2,029,864
		16,302,854
Trading Companies & Distributors — 3.7%
Watsco, Inc. (United States)	17,936	2,580,811
Total Common Stocks (Cost $60,069,326)		68,005,556

Investments Purchased with Proceeds From Securities Lending Collateral — 9.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%	6,806,576	6,806,576
Total Investments Purchased with Proceeds From Securities Lending Collateral (Cost $6,806,576)		6,806,576

Short-Term Investments — 2.6%
First American Treasury Obligations Fund Class X, 2.31% (United States) (b)	1,804,241	1,804,241
Total Short-Term Investments (Cost $1,804,241)		1,804,241

The accompanying notes are an integral part of these financial statements.

17

MFAM Small-Cap Growth ETF
Schedule of Investments (concluded)
FEBRUARY 28, 2019 (Unaudited)

	Number of Shares	Value (Note 2)

Total Investments (Cost $68,680,143) — 109.7%		$76,616,373
Liabilities in Excess of Other Assets — (9.7)%		(6,795,104)
NET ASSETS — 100.0%
(Applicable to 2,950,000 shares outstanding)		$69,821,269

*	Non-income producing security.

(a)	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $6,689,510.

(b)	The rate shown is as of February 28, 2019.

The accompanying notes are an integral part of these financial statements.

18

Motley Fool ETFs
Statements of Assets and Liabilities
FEBRUARY 28, 2019 (Unaudited)

	Motley Fool 100 Index ETF	MFAM Small-Cap Growth ETF
ASSETS
Investments in securities, at value (cost $159,802,957 and $60,069,326, respectively)^	$168,374,118	$68,005,556
Investments purchased with proceeds from securities lending collateral, at value (cost $24,724,436 and $6,806,576, respectively)	24,724,436	6,806,576
Short-term investments, at value (cost $150,060 and $1,804,241, respectively)	150,060	1,804,241
Receivables for:
Dividends	202,287	52,120
Total assets	193,450,901	76,668,493

LIABILITIES
Payables for:
Securities lending collateral	24,724,436	6,806,576
Advisory fees	62,091	40,648
Total liabilities	24,786,527	6,847,224
Net assets	$168,664,374	$69,821,269

NET ASSETS CONSIST OF:
Par value	$8,125	$2,950
Paid-in capital	161,411,060	62,023,890
Total distributable earnings/(loss)	7,245,189	7,794,429
Net assets	$168,664,374	$69,821,269

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	8,125,000	2,950,000
Net asset value, price per share	20.76	23.67
^ Includes market value of securities on loan	$24,068,184	$6,689,510

The accompanying notes are an integral part of these financial statements.

19

Motley Fool ETFs
Statements of Operations
for the SIX MONTHS ended FEBRUARY 28, 2019 (Unaudited)

	Motley Fool 100 Index ETF	MFAM Small-Cap Growth ETF*
INVESTMENT INCOME
Dividends	$949,870	$112,605
Securities lending income	17,962	29,146
Total investment income	967,832	141,751

EXPENSES
Advisory fees (Note 3)	355,232	138,621
Total expenses	355,232	138,621
Net investment income/(loss)	612,600	3,130

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(1,401,655)	(137,006)
Net realized gain from redemption in-kind	204,003	(7,925)
Net change in unrealized appreciation/(depreciation) on investments	(7,371,942)	7,936,230
Net realized and unrealized gain/(loss) on investments	(8,569,594)	7,791,299
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,956,994)	$7,794,429

*	Inception date of the Fund was October 29, 2018.

The accompanying notes are an integral part of these financial statements.

20

Motley Fool 100 Index ETF
Statements of Changes in Net Assets

	FOR THE SIX-MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)	For the PERIOD Ended august 31, 2018(1)(2)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$612,600	$411,326
Net realized gain/(loss) from investments	(1,197,652)	197,085
Net change in unrealized appreciation/(depreciation) on investments	(7,371,942)	15,943,103
Net increase/(decrease) in net assets resulting from operations	(7,956,994)	16,551,514

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(793,681)	—
Net decrease in net assets from dividends and distributions to shareholders	(793,681)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,851,600	131,864,333
Shares redeemed	(3,315,948)	(7,536,450)
Net increase/(decrease) in net assets from capital share transactions	36,535,652	124,327,883
Total increase/(decrease) in net assets	27,784,977	140,879,397

NET ASSETS:
Beginning of period	140,879,397	—
End of period	$168,664,374	$140,879,397

SHARES TRANSACTIONS:
Shares sold	1,925,000	6,750,000
Shares redeemed	(175,000)	(375,000)
Net increase/(decrease) in shares outstanding	1,750,000	6,375,000

(1)	Inception date of the Fund was January 29, 2018.

(2)

The following information was previously reported in the August 31, 2018 financial statements. See Note 8 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $408,899.

The accompanying notes are an integral part of these financial statements.

21

MFAM Small-Cap Growth ETF
Statement of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 28, 2019 (UNAUDITED)*
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$3,130
Net realized gain/(loss) from investments	(144,931)
Net change in unrealized appreciation/(depreciation) on investments	7,936,230
Net increase/(decrease) in net assets resulting from operations	7,794,429

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	63,408,080
Shares redeemed	(1,381,240)
Net increase/(decrease) in net assets from capital share transactions	62,026,840
Total increase/(decrease) in net assets	69,821,269

NET ASSETS:
Beginning of period	—
End of period	$69,821,269

SHARES TRANSACTIONS:
Shares sold	3,025,000
Shares redeemed	(75,000)
Net increase/(decrease) in shares outstanding	2,950,000

*	Inception date of the Fund was October 29, 2018.

The accompanying notes are an integral part of these financial statements.

22

Motley Fool 100 Index ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 28, 2019		For the Period Ended august 31,
	(Unaudited)		2018(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$22.10		$20.00
Net investment income/(loss) (2)	0.09		0.08
Net realized and unrealized gain/(loss) from investments	(1.32)		2.02
Net increase/(decrease) in net assets resulting from operations	(1.23)		2.10
Dividends and distributions to shareholders from:
Net investment income	(0.11)		—
Total dividends and distributions to shareholders	(0.11)		—
Net asset value, end of period	$20.76		$22.10
Market value, end of period	$20.75		$22.13
Total investment return on net asset value(3)	(5.48	)%(5)	10.49	%(5)
Total investment return on market price (4)	(5.66	)%(5)	10.65	%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$168,664		$140,879
Ratio of expenses to average net assets	0.50	%(6)	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.86	%(6)	0.68	%(6)
Portfolio turnover rate	12	%(5)	10	%(5)

(1)	Inception date of the Fund was January 29, 2018.

(2)	Calculated based on average shares outstanding for the period.

(3)

Total investment return on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

23

MFAM Small-Cap Growth ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 28, 2019
	(Unaudited)(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$20.00
Net investment income/(loss) (2)	—	(3)
Net realized and unrealized gain/(loss) from investments	3.67
Net increase/(decrease) in net assets resulting from operations	3.67
Net asset value, end of period	$23.67
Market value, end of period	$23.72
Total investment return on net asset value(4)	18.34	%(6)
Total investment return on market price return/(loss)(5)	18.60	%(6)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$69,821
Ratio of expenses to average net assets	0.85	%(7)
Ratio of net investment income/(loss) to average net assets	0.02	%(7)
Portfolio turnover rate	2	%(6)

(1)	Inception date of the Fund was October 29, 2018.

(2)	Calculated based on average shares outstanding for the period.

(3)	Amount rounds to less than 0.01 per share.

(4)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(6)	Not annualized.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

24

Motley Fool ETFs
Notes to Financial Statements

FEBRUARY 28, 2019 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Motley Fool 100 Index ETF (the “Fool 100 Fund”) and the MFAM Small-Cap Growth ETF (“Small-Cap Growth Fund”) (formerly known as the Motley Fool Small-Cap Growth ETF) (each a “Fund” and together the “Funds”). The Fool 100 Fund and Small-Cap Growth Fund commenced investment operations on January 29, 2018 and October 29, 2018, respectively.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fool 100 Fund is to achieve investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Fool 100 Index”). The Fool 100 Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of the Adviser, in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company include in the Fool 100 Index is incorporated and listed in the U.S. The investment objective of the Small-Cap Growth Fund is to achieve long-term capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2019, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2019, for the Fool 100 Fund and since inception period from October 29, 2018 through February 28, 2019 for the Small-Cap Growth Fund (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

25

Motley Fool ETFs
Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

fool 100 FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$168,374,118	$168,374,118	$—	$—	$—
Investments Purchased with Proceeds from Securities Lending Collateral	24,724,436	—	—	—	24,724,436
Short-Term Investments	150,060	150,060	—	—	—
Total Investments*	$193,248,614	$168,524,178	$—	$—	$24,724,436

SMALL-CAP GROWTH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$68,005,556	$68,005,556	$—	$—	$—
Investments Purchased with Proceeds from Securities Lending Collateral	6,806,576	—	—	—	6,806,576
Short-Term Investments	1,804,241	1,804,241	—	—	—
Total Investments*	$76,616,373	$69,809,797	$—	$—	$6,806,576

*	Please refer to the Schedule of Investments for further details.

^

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

26

Motley Fool ETFs
Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

TYPES OF FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations

27

Motley Fool ETFs
Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by Motley Fool Asset Management, LLC (the “Adviser”). Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Company on behalf of each Fund. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF

28

Motley Fool ETFs
Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.50% for the Fool 100 Fund and 0.85% for the Small-Cap Growth Fund; based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears. From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, fees and expenses of independent directors and their independent counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
Fool 100 Fund	$355,232
Small-Cap Growth Fund	138,621

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for these services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Under the Funds’ unitary fee, the Adviser compensates the Directors and Officers for their services. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Adviser. Neither the Funds nor the Company compensate this individual or Vigilant Compliance, LLC for the services provided to Motley Fool Asset Management.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Fool 100 Fund	$18,871,029	$18,174,821
Small-Cap Growth Fund	1,258,401	846,440

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

29

Motley Fool ETFs
Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Fool 100 Fund	$38,830,546	$3,259,505
Small-Cap Growth Fund	61,154,869	1,352,572

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST		UNREALIZED APPRECIATION		UNREALIZED (DEPRECIATION)		NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Fool 100 Fund	$137,030,382		$17,486,173		$(1,744,766)		$15,741,427
Small-Cap Growth Fund	N/A	*	N/A	*	N/A	*	N/A	*

*	The Small-Cap Growth Fund had not commenced operations as of August 31, 2018.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2018, primarily attributable to foreign currency transactions and in-kind redemptions gains, were reclassified among the following accounts:

FUND	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)		ACCUMULATED NET REALIZED GAIN/(LOSS)		PAID-IN CAPITAL
Fool 100 Fund	$(2,427)		$(553,223)		$555,650
Small-Cap Growth Fund	N/A	*	N/A	*	N/A	*

*	The Small-Cap Growth Fund had not commenced operations as of August 31, 2018.

30

Motley Fool ETFs
Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME		UNDISTRIBUTED LONG-TERM CAPITAL GAINS		CAPITAL LOSS CARRYOVER		OTHER		UNREALIZED APPRECIATION/ (DEPRECIATION)
Fool 100 Fund	$408,899		$—		$(154,462)		$—		$15,741,427
Small-Cap Growth Fund	N/A	*	N/A	*	N/A	*	N/A	*	N/A	*

*	The Small-Cap Growth Fund had not commenced operations as of August 31, 2018.

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal period ended August 31, 2018, was as follows:

FUND	ORDINARY INCOME		LONG-TERM CAPITAL GAIN		TOTAL
Fool 100 Fund	$—		$—		$—
Small-Cap Growth Fund	N/A	*	N/A	*	N/A	*

*	The Small-Cap Growth Fund had not commenced operations as of August 31, 2018.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2018.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2018, the Fool 100 Fund had unexpiring short-term losses of $154,462.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

31

Motley Fool ETFs
Notes to Financial Statements (continued)

FEBRUARY 28, 2019 (Unaudited)

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. SECURITIES LENDING

The Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Fool 100 Fund	$24,068,184	$24,724,436	$17,962
Small-Cap Growth Fund	6,689,510	6,806,576	29,146

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTs NOT OFFSET IN THE STATEMENTs OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTs OF ASSETS AND LIABILITIES	NET AMOUNTs OF ASSETS PRESENTED IN THE STATEMENTs OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Fool 100 Fund	$24,068,184	$—	$24,068,184	$(24,068,184)	$—	$—
Small-Cap Growth Fund	6,689,510	—	6,689,510	(6,689,510)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

32

Motley Fool ETFs
Notes to Financial Statements (concluded)

FEBRUARY 28, 2019 (Unaudited)

8. New accounting pronouncements and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Funds’ financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

33

Motley Fool ETFs
Notice to Shareholders
(Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or successor Form). Shareholders can obtain the Form N-Q (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

Approval of Investment advisory agreement

MFAM Small-Cap Growth ETF

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between the Adviser and the Company (the “Investment Advisory Agreement”) on behalf of the Small-Cap Growth Fund (the “Fund”), at a meeting of the Board held on May 9-10, 2018 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial period ending August 16, 2019. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the proposed Investment Advisory Agreement between the Company and the Adviser with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser’s proposed services provided to the Fund; (ii) descriptions of the experience and qualifications of the Adviser’s personnel providing those services; (iii) the Adviser’s investment philosophies and processes; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser’s advisory fee arrangement with the Company and other similarly managed clients; (vii) the Adviser’s compliance policies and procedures; (viii) the Adviser’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; and (x) a report prepared by Broadridge/Lipper comparing the Fund’s management fees and total expense ratio to those of its Lipper peer group. The Directors noted that the Fund had not yet commenced operations, and consequently there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services provided by the Adviser. The Directors concluded that the Adviser had substantial resources to provide services to the Fund and that the Adviser’s services were acceptable.

The Board also considered the proposed advisory fee rate to be payable by the Fund under the proposed Investment Advisory Agreement. In this regard, information on the fees to be paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms.

After reviewing the information regarding the Fund’s costs, profitability and economies of scale, and after considering the Adviser’s services, the Directors concluded that the investment advisory fee proposed to be paid by the Fund was fair and reasonable and that the proposed Investment Advisory Agreement for the Fund should be approved for an initial term ending August 16, 2019.

34

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Principal Underwriter

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

35

(This Page Intentionally Left Blank.)

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ORINDA FUNDS

SEMI-Annual Report

FEBRUARY 28, 2019

(UNAUDITED)

Orinda Income Opportunities Fund

of

the RBB Fund, Inc.

Class I Shares – OIOIX

Class A Shares – OIOAX

Class D Shares – OIODX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-855-467-4632.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-855-467-4632 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Performance Data	1
Fund Expense Examples	4
Allocation of Portfolio Assets	5
Schedule of Investments	6
Schedule of Securities Sold Short	11
Financial Statements	12
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows	17
Financial Highlights	19
Notes to the Financial Statements	22
Notice to Shareholders	34

Orinda Income Opportunities Fund Performance Data february 28, 2019 (Unaudited)

Average Annual Total Returns for the Periods ended February 28, 2019
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class I Shares (No Load)	-0.30%	6.64%	8.01%	3.61%	3.97%
Bloomberg Barclays U.S. Aggregate Bond Index	1.99%	3.17%	1.69%	2.32%	2.48%

†	Not annualized.

††	Inception date of Class I Shares of the Fund was June 28, 2013.

Until December 31, 2019, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class I Shares of average daily net assets of 1.40% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after December 31, 2019. The Fund’s expense ratio for the Class I Shares, as stated in the current prospectus, is 1.95%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-467-4632.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directily in an index.

1

Orinda Income Opportunities Fund Performance Data (Continued) february 28, 2019 (Unaudited)

Average Annual Total Returns for the Periods ended February 28, 2019
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class A Shares (No Load)	-0.50%	6.29%	7.67%	3.30%	3.65%
Class A Shares (Load)	-5.47%	0.96%	5.85%	2.24%	2.72%
Bloomberg Barclays U.S. Aggregate Bond Index	1.99%	3.17%	1.69%	2.32%	2.48%

†	Not annualized.

††	Inception date of Class A Shares of the Fund was June 28, 2013.

Until December 31, 2019, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class A Shares of average daily net assets of 1.70% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after December 31, 2019. The Fund’s expense ratio for the Class A Shares, as stated in the current prospectus, is 2.10%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-467-4632.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directily in an index.

2

Orinda Income Opportunities Fund Performance Data (Continued) february 28, 2019 (Unaudited)

Average Annual Total Returns for the Periods ended February 28, 2019
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class D Shares (No Load)	-0.85%	5.55%	6.93%	2.60%	3.11%
Bloomberg Barclays U.S. Aggregate Bond Index	1.99%	3.17%	1.69%	2.32%	2.48%

†	Not annualized.

††	Inception date of Class D Shares of the Fund was September 27, 2013.

Until December 31, 2019, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class D Shares of average daily net assets of 2.40% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after December 31, 2019. The Fund’s expense ratio for the Class D Shares, as stated in the current prospectus, is 2.95%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-467-4632.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directily in an index.

3

Orinda Income Opportunities Fund Fund Expense ExampleS february 28, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 to February 28, 2019.

ACTUAL EXPENSES

The first section in the accompanying table provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account VALUE February 28, 2019	Expenses Paid During Period*	ANNUALIZED EXPENSE RATIO	ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
Actual
Class I Shares	$1,000.00	$997.00	$10.10	2.04%	(0.30)%
Class A Shares	1,000.00	995.00	11.48	2.32	(0.50)
Class D Shares	1,000.00	976.38	12.72	3.05	(0.85)

Hypothetical (5% return before expenses)
Class I Shares	$1,000.00	$1,014.68	$10.19	2.04%	N/A
Class A Shares	1,000.00	1,013.29	11.58	2.32	N/A
Class D Shares	1,000.00	1,009.67	15.20	3.05	N/A

*

Expenses are equal to the Funds’ Class I Shares, Class A Shares and Class D Shares annualized six-month expense ratios for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Funds’ ending account values in the first section in the table is based on the actual six-month total investment return for the Funds’ respective share classes.

4

Orinda Income Opportunities Fund Allocation Of Portfolio AssetS february 28, 2019 (Unaudited)

Percentages represent market value as a percentage of net assets.

5

Orinda Income Opportunities Fund Schedule Of Investments February 28, 2019 (Unaudited)

COMMON STOCKS - 2.1%	number of Shares	Value
Energy - 1.2%
Energy Transfer Equity LP (a)	201,200	$2,975,748

Real Estate - 0.9%
Brookfield Property Partners LP	95,800	1,877,680
Summit Industrial Income REIT (b)	50,000	426,308
		2,303,988
TOTAL COMMON STOCKS
(Cost $4,868,022)		5,279,736

REITS - 70.2%
Financials - 26.7%
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (a)(c)	58,526	1,496,510
AGNC Investment Corp. - Series D, 6.88% (3 Month LIBOR USD + 4.33%) (c)	75,000	1,863,000
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (a)(c)	164,481	4,131,763
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (c)	34,270	821,452
Apollo Commercial Real Estate Finance, Inc.	100,000	1,816,000
Arbor Realty Trust, Inc. (a)	111,685	1,445,204
ARMOUR Residential REIT, Inc. - Series B, 7.88%	102,036	2,550,900
Blackstone Mortgage Trust, Inc. - Class A	40,000	1,379,200
Chimera Investment Corp. - Series A, 8.00% (a)	124,825	3,170,555
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.79%) (a)(c)	214,385	5,447,523
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (c)	132,000	3,257,760
Chimera Investment Corp. - Series D, 8.00% (3 Month LIBOR USD + 5.38%) (a)(c)	139,000	3,488,900
Exantas Capital Corp., 8.63% (3 Month LIBOR USD + 5.93%) (a)(c)	182,773	4,563,842
Granite Point Mortgage Trust, Inc.	181,100	3,444,522
Great Ajax Corp., 7.25%	24,350	609,237
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (a)(c)	239,228	5,861,086
KKR Real Estate Finance Trust, Inc.	50,000	1,018,500
New Residential Investment Corp.	186,500	3,084,710
New York Mortgage Trust, Inc. - Series D, 8.00% (3 Month LIBOR USD + 5.70%) (c)	13,819	310,927
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (a)(c)	88,379	2,256,316
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (a)(c)	162,406	4,052,030
Redwood Trust, Inc.	101,300	1,549,890
Starwood Property Trust, Inc.	90,000	2,018,700
TPG RE Finance Trust, Inc.	111,200	2,226,224
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD + 5.66%) (a)(c)	86,400	2,268,000
Two Harbors Investment Corp. - Series B, 7.63% (3 Month LIBOR USD + 5.35%) (c)	2,700	65,799
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD + 5.01%) (a)(c)	77,619	1,876,051
Two Harbors Investment Corp. - Series E, 7.50% (a)	93,366	2,259,457
		68,334,058
Real Estate - 43.5%
American Homes 4 Rent - Series D, 6.50%	20,681	535,638
American Homes 4 Rent - Series E, 6.35%	16,181	414,719
American Homes 4 Rent - Series F, 5.88%	2,000	49,100
American Homes 4 Rent - Series G, 5.88%	2,891	71,812
American Homes 4 Rent - Series H, 6.25%	3,759	94,013

The accompanying notes are an integral part of these financial statements.

6

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2019 (Unaudited)

REITS - 70.2% (CONTINUED)	number of Shares	Value
Real Estate - 43.5% (Continued)
Ashford Hospitality Trust, Inc. - Series D, 8.45% (a)	145,495	$3,701,393
Ashford Hospitality Trust, Inc. - Series F, 7.38% (a)	156,734	3,493,601
Ashford Hospitality Trust, Inc. - Series H, 7.50%	180,000	4,046,400
Ashford Hospitality Trust, Inc. - Series I, 7.50% (a)	232,210	5,199,182
Bluerock Residential Growth REIT, Inc. (a)	125,000	1,325,000
Bluerock Residential Growth REIT, Inc. - Series C, 7.63%	149,553	3,737,673
Bluerock Residential Growth REIT, Inc. - Series D, 7.13% (a)	77,899	1,869,576
Braemar Hotels & Resorts, Inc. - Series D, 8.25%	37,355	926,367
CBL & Associates Properties, Inc. - Series D, 7.38% (a)	207,263	2,706,855
City Office REIT, Inc. (a)	150,000	1,650,000
City Office REIT, Inc. - Series A, 6.63%	79,238	1,909,636
Colony Capital, Inc. - Series B, 8.25%	74,983	1,841,582
Colony Capital, Inc. - Series E, 8.75% (a)	411,404	10,367,381
Colony Capital, Inc. - Series G, 7.50%	78,247	1,799,681
Colony Capital, Inc. - Series H, 7.13% (a)	337,093	7,136,259
Colony Capital, Inc. - Series I, 7.15% (a)	288,680	6,215,280
Colony Capital, Inc. - Series J, 7.13%	245,900	5,257,342
Global Medical REIT, Inc. - Series A, 7.50% (a)	10,920	275,184
Global Net Lease, Inc.	189,503	3,380,733
Global Net Lease, Inc. - Series A, 7.25% (a)	122,780	3,149,307
Hersha Hospitality Trust - Series E, 6.50% (a)	183,123	4,274,091
Independence Realty Trust, Inc. (a)	60,000	621,600
Investors Real Estate Trust - Series C, 6.63% (a)	78,047	1,912,151
iStar, Inc. - Series D, 8.00% (a)	140,036	3,598,925
iStar, Inc. - Series I, 7.50% (a)	131,951	3,319,887
Jernigan Capital, Inc. - Series B, 7.00%	94,333	2,306,442
Kimco Realty Corp. - Series L, 5.125%	5,000	113,100
Monmouth Real Estate Investment Corp. - Series C, 6.13%	21,613	519,577
Pebblebrook Hotel Trust - Series D, 6.38%	19,623	499,013
Pennsylvania Real Estate Investment Trust - Series B, 7.38%	2,548	54,196
Pennsylvania Real Estate Investment Trust - Series C, 7.20%	9,986	202,216
QTS Realty Trust, Inc. - Series A, 7.13%	100,956	2,574,378
QTS Realty Trust, Inc. - Series B, 6.50%	10,085	1,057,816
RLJ Lodging Trust - Series A, 1.95% (a)(d)	409,129	10,256,864
Seritage Growth Properties - Series A, 7.00% (a)	80,732	1,986,815
Summit Hotel Properties, Inc. - Series E, 6.25%	20,125	448,787
UMH Properties, Inc. - Series C, 6.75%	50,000	1,276,500
UMH Properties, Inc. - Series D, 6.38% (a)	75,664	1,766,754
Washington Prime Group, Inc. - Series H, 7.50% (a)	102,021	2,253,644
Welltower, Inc.	15,296	1,136,646
WPT Industrial Real Estate Investment Trust (b)	12,300	165,189
		111,498,305
TOTAL REITS
(Cost $178,186,901)		179,832,363

The accompanying notes are an integral part of these financial statements.

7

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2019 (Unaudited)

PREFERRED STOCKS - 29.7%	number of Shares	Value
Energy - 8.5%
DCP Midstream LP - Series B, 7.88% (3 Month LIBOR USD + 4.92%) (a)(c)	95,000	$2,301,850
DCP Midstream LP - Series C, 7.95% (3 Month LIBOR USD + 4.88%) (c)	2,000	49,580
Energy Transfer Partners LP - Series C, 7.38% (3 Month LIBOR USD + 4.53%) (a)(c)	155,905	3,783,815
Energy Transfer Partners LP - Series D, 7.63% (3 Month LIBOR USD + 4.74%) (a)(c)	115,906	2,839,697
GasLog Partners LP - Series A, 8.63% (3 Month LIBOR USD + 6.31%) (a)(b)(c)	41,500	1,043,725
GasLog Partners LP - Series B, 8.20% (3 Month LIBOR USD + 5.84%) (a)(b)(c)	46,000	1,118,260
GasLog Partners LP - Series C, 8.50% (3 Month LIBOR USD + 5.32%) (c)	25,000	611,750
NGL Energy Partners LP - Series B, 9.00% (3 Month LIBOR USD + 7.21%) (c)	99,760	2,362,317
NuStar Energy LP - Series A, 8.50% (3 Month LIBOR USD + 6.77%) (a)(c)	60,000	1,428,600
NuStar Energy LP - Series B, 7.63% (3 Month LIBOR USD + 5.64%) (a)(c)	25,000	536,500
NuStar Energy LP - Series C, 9.00% (3 Month LIBOR USD + 6.88%) (a)(c)	50,000	1,227,500
Teekay LNG Partners LP - Series B, 8.50% (3 Month LIBOR USD + 6.24%) (a)(b)(c)	105,673	2,546,719
Tsakos Energy Navigation Ltd. - Series E, 9.25% (3 Month LIBOR USD + 6.88%) (c)	26,300	582,545
Tsakos Energy Navigation Ltd. - Series F, 9.50% (3 Month LIBOR USD + 6.54%) (c)	59,256	1,333,260
		21,766,118
Financials - 12.2%
AG Mortgage Investment Trust, Inc. - Series A, 8.25%	11,000	279,070
AG Mortgage Investment Trust, Inc. - Series B, 8.00%	40,819	1,054,763
AGNC Investment Corp. - Series B, 7.75% (a)	90,783	2,319,506
Annaly Capital Management, Inc. - Series C, 7.63%	17,082	432,516
Annaly Capital Management, Inc. - Series D, 7.50% (a)	37,684	950,767
Apollo Commercial Real Estate Finance, Inc. - Series C, 8.00% (a)	276,336	7,184,736
Arbor Realty Trust, Inc. - Series A, 8.25%	27,800	706,120
Arbor Realty Trust, Inc. - Series B, 7.75%	18,323	463,022
Arbor Realty Trust, Inc. - Series C, 8.50% (a)	28,000	717,780
Capstead Mortgage Corp. - Series E, 7.50%	45,293	1,117,378
Cowen, Inc., 7.35% (a)	60,680	1,540,665
GMAC Capital Trust I - Series 2, 8.13% (3 Month LIBOR USD + 5.79%) (c)	110,000	2,858,900
Invesco Mortgage Capital, Inc. - Series A, 7.75% (a)	77,700	1,993,005
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (a)(c)	165,097	4,376,722
MFA Financial, Inc. - Series B, 7.50% (a)	59,000	1,453,170
Oaktree Capital Group LLC - Series A, 6.63%	29,323	730,436
Oaktree Capital Group LLC - Series B, 6.55%	73,210	1,817,804
Ready Capital Corp., 7.00%	49,941	1,311,451
Virtus Investment Partners, Inc. - Series D, 7.25%	963	88,076
		31,395,887
Industrials - 0.7%
Seaspan Corp. - Series H, 7.88% (b)	44,575	1,067,571
Seaspan Corp. - Series I, 8.00% (3 Month LIBOR USD + 5.01%) (c)	30,000	741,300
		1,808,871
Real Estate - 8.1%
Ashford Hospitality Trust, Inc. - Series G, 7.38% (a)	246,668	5,303,362
Bluerock Residential Growth REIT, Inc. - Series A, 8.25% (a)	149,371	3,938,913
Hersha Hospitality Trust - Series D, 6.50% (a)	144,450	3,296,349
iStar, Inc. - Series G, 7.65%	98,831	2,444,091
Landmark Infrastructure Partners LP - Series B, 7.90%	51,884	1,268,045

The accompanying notes are an integral part of these financial statements.

8

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2019 (Unaudited)

PREFERRED STOCKS - 29.7% (CONTINUED)	number of Shares	Value
Real Estate - 8.1% (Continued)
Summit Hotel Properties, Inc. - Series D, 6.45%	11,879	$281,889
UMH Properties, Inc. - Series B, 8.00% (a)	24,990	646,491
VEREIT, Inc. - Series F, 6.70% (a)	139,407	3,468,446
		20,647,586
Utilities - 0.2%
CMS Energy Corp., 5.88%	25,000	630,000

TOTAL PREFERRED STOCKS
(Cost $73,468,660)		76,248,462

CONVERTIBLE PREFERRED STOCKS - 2.9%
Real Estate - 2.9%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	161,865	4,023,964
Wheeler Real Estate Investment Trust, Inc. - Series D, 8.75% (a)	241,463	3,356,336
		7,380,300
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $9,659,970)		7,380,300

CONVERTIBLE BONDS - 1.3%	Principal Amount
Financials - 1.3%
Western Asset Mortgage Capital Corp. 6.75%, 10/01/2022 (a)	$3,500,000	3,325,749

TOTAL CONVERTIBLE BONDS
(Cost $3,500,000)		3,325,749

CORPORATE BONDS - 0.3%
Real Estate - 0.3%
CBL & Associates Properties, Inc. 5.25%, 12/01/2023	1,000,000	820,000

TOTAL CORPORATE BONDS
(Cost $883,808)		820,000

EXCHANGE TRADED FUNDS - 0.7%
Alerian MLP ETF	90,000	872,100
Direxion Daily 20+ Year Treasury Bear 3x Shares	50,000	944,000

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,791,080)		1,816,100

MUTUAL FUNDS - 3.4%
Brookfield Real Assets Income Fund, Inc.	42,500	907,375
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	45,243	1,065,473

The accompanying notes are an integral part of these financial statements.

9

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2019 (Unaudited)

MUTUAL FUNDS - 3.4% (CONTINUED)	Principal Amount	Value
Cohen & Steers Quality Income Realty Fund, Inc.	$96,050	$1,173,731
Cohen & Steers Select Preferred and Income Fund, Inc.	30,425	816,607
Nuveen Preferred Income Opportunities Fund	343,416	3,204,071
Oaktree Specialty Lending Corp.	314,027	1,632,940

TOTAL MUTUAL FUNDS
(Cost $8,075,067)		8,800,197

SHORT-TERM INVESTMENTS - 3.3%	Number of Shares
First American Treasury Obligations Fund, 2.33% (e)	8,340,598	8,340,598

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,340,598)		8,340,598

TOTAL INVESTMENTS
(Cost $288,774,106) - 113.9%		291,843,505
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9)%		(35,580,400)

TOTAL NET ASSETS - 100.0%		$256,263,105

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been segregated for open short positions.

(b)	U.S. traded security of a foreign issuer or corporation.

(c)	Variable Rate Security. The rate shown represents the rate at February 28, 2019.

(d)	Non-income producing security.

(e)	Seven-day yield as of February 28, 2019.

The accompanying notes are an integral part of these financial statements.

10

Orinda Income Opportunities Fund Schedule Of Securities Sold Short February 28, 2019 (Unaudited)

EXCHANGE TRADED FUNDS - (1.6%)	number of Shares	Value
Vanguard REIT ETF	(50,000)	$(4,199,500)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $4,183,298)		(4,199,500)

REITS - (1.9%)
Real Estate - (1.9%)
Clipper Realty, Inc.	(24,208)	(318,577)
Colony Capital, Inc.	(500,886)	(2,784,926)
Omega Healthcare Investors, Inc.	(30,000)	(1,077,000)
Washington Prime Group, Inc.	(110,000)	(635,800)
		(4,816,303)
TOTAL REITS
(Proceeds $5,010,101)		(4,816,303)

TOTAL SECURITIES SOLD SHORT
(Proceeds $9,193,399) - (3.5%)		$(9,015,803)

The accompanying notes are an integral part of these financial statements.

11

Orinda Income Opportunities Fund Statement Of Assets And Liabilities February 28, 2019 (Unaudited)

ASSETS
Investments in securities, at value (cost $280,433,508)	$283,502,907
Short-term investments, at value (cost $8,340,598)	8,340,598
Receivables for:
Deposit at brokers	17,649,778
Dividends and interest	920,286
Capital shares sold	730,857
Investments sold	2,599,394
Return of capital	110,248
Prepaid expenses and other assets	33,679
Total assets	313,887,747

LIABILITIES
Securities sold short, at fair value (proceeds $9,193,399)	9,015,803
Payables for:
Loans payable	45,785,832
Investments purchased	1,988,271
Capital shares redeemed	237,673
Advisory fees	198,298
Distribution and service fees	172,038
Other accrued expenses and liabilities	226,727
Total liabilities	57,624,642
Net assets	256,263,105

NET ASSETS CONSIST OF:
Par value	$11,869
Paid-in capital	277,133,928
Total distributable earnings/(loss)	(20,882,692)
Net assets	$256,263,105

The accompanying notes are an integral part of these financial statements.

12

Orinda Income Opportunities Fund Statement Of Assets And Liabilities (Continued) February 28, 2019 (Unaudited)

CLASS I SHARES:
Net assets	$178,376,864
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	8,248,073
Net asset value and redemption price per share	$21.63

CLASS A SHARES:
Net assets	$58,700,160
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,721,064
Net asset value and redemption price per share	$21.57
Maximum offering price per share (net asset value divided by 95.00%)	$22.71

CLASS D SHARES:
Net assets	$19,186,081
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	899,714
Net asset value and redemption price per share	$21.32

The accompanying notes are an integral part of these financial statements.

13

Orinda Income Opportunities Fund Statement Of Operations For the six months Ended February 28, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $10,199)	$11,365,748
Interest income	241,145
Total investment income	11,606,893

EXPENSES
Advisory fees (Note 2)	$1,212,542
Interest expense	780,636
Dividend expense on securities sold-short	180,051
Distribution fees - Class D Shares	96,143
Distribution fees - Class A Shares	55,452
Transfer agent fees (Note 2)	73,948
Shareholder service fees - Class I Shares	60,490
Shareholder service fees - Class A Shares	20,404
Shareholder services fee - Class D Shares	6,567
Administration and accounting fees (Note 2)	48,184
Registration and filing fees	31,863
Printing and shareholder reporting fees	19,755
Custodian fees (Note 2)	14,838
Audit and tax service fees	12,073
Director fees	7,134
Legal fees	6,483
Officer fees	5,474
Other expenses	5,439
Total expenses	2,637,476
Net investment income/(loss)	$8,969,417

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	$(4,069,506)
Foreign currency	15
Securities sold short	696,898
Written options	291,704
Net change in unrealized appreciation/(depreciation) on:
Investments	(7,247,868)
Securities sold short	747,062
Written options	8,802
Net realized and unrealized gain/(loss) from investments	(9,572,893)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(603,476)

The accompanying notes are an integral part of these financial statements.

14

Orinda Income Opportunities Fund Statements Of Changes In Net Assets

	Six months ended february 28, 2019 (unaudited)	year ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$8,969,417	$10,257,218
Net realized gain/(loss) from investments	(3,080,889)	366,380
Net change in unrealized appreciation/(depreciation) on investments	(6,492,004)	(6,832,121)
Net increase/(decrease) in net assets resulting from operations	(603,476)	3,791,477

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings
Class I Shares	(6,323,140)	(9,743,270)
Class A Shares	(1,398,344)	(3,521,733)
Class D Shares	(628,516)	(901,477)
Return of Capital
Class I Shares	—	(3,841,630)
Class A Shares	—	(1,512,445)
Class D Shares	—	(429,227)
Net decrease in net assets from dividends and distributions to shareholders	(8,350,000)	(19,949,782)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	48,723,308	87,993,743
Reinvestment of distributions	5,597,092	11,829,623
Shares redeemed	(61,893,318)	(91,103,369)
Total from Class I Shares	(7,572,918)	8,719,997

Class A Shares
Proceeds from shares sold	34,480,358	38,525,832
Reinvestment of distributions	1,027,224	4,713,495
Shares redeemed	(21,736,382)	(103,727,248)
Total from Class A Shares	13,771,200	(60,487,921)

Class D Shares
Proceeds from shares sold	1,708,721	2,988,921
Reinvestment of distributions	424,855	1,049,718
Shares redeemed	(2,578,876)	(4,832,896)
Total from Class D Shares	(445,300)	(794,257)
Net increase/(decrease) in net assets from capital share transactions	5,752,982	(52,562,181)
Total increase/(decrease) in net assets	(3,200,494)	(68,720,486)

NET ASSETS:
Beginning of period	259,463,599	328,184,085
End of period	$256,263,105	$259,463,599

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 9 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Included in total dividends and distributions to shareholders were $(14,166,480) of net investment income and $ (5,783,302) of net return of capital during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $(68,353).

The accompanying notes are an integral part of these financial statements.

15

Orinda Income Opportunities Fund Statements Of Changes In Net Assets (Continued)

	Six months ended february 28, 2019 (unaudited)	year ended August 31, 2018
SHARES TRANSACTIONS:
Class I Shares
Shares sold	2,326,735	3,923,521
Dividends and distributions reinvested	274,704	531,446
Shares redeemed	(2,938,742)	(4,124,638)
Net increase/(decrease)	(337,303)	330,329

Class A Shares
Shares sold	1,671,553	1,709,837
Dividends and distributions reinvested	50,340	209,201
Shares redeemed	(1,039,236)	(4,704,402)
Net increase/(decrease)	682,657	(2,785,364)

Class D Shares
Shares sold	80,781	135,346
Dividends and distributions reinvested	21,035	47,747
Shares redeemed	(124,190)	(221,741)
Net increase/(decrease)	(22,374)	(38,648)

Net increase/(decrease) in shares outstanding	322,980	(2,493,683)

The accompanying notes are an integral part of these financial statements.

16

Orinda Income Opportunities Fund Statement Of Cash Flows

	Six months ended february 28, 2019 (unaudited)	year ended August 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets resulting from operations	$(603,476)	$3,791,477
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(184,797,176)	(321,370,461)
Purchases to cover securities sold short	(117,964,982)	(650,366,400)
Written options closed or exercised	(8,801)	(18,408)
Proceeds from sales of long-term investments	168,972,216	383,122,964
Proceeds from securities sold short	111,127,146	631,793,102
Premiums received on written options	300,506	510,947
Purchases of short-term investments, net	649,700	11,032,876
Return of capital and capital gain distributions received from underlying investments	458,020	11,438,744
Amortization and accretion of premium and discount	(12,267)	(67,288)
Net realized gain/(loss) on investments	4,069,506	(238,930)
Net realized gain/(loss) on short transactions	(696,898)	305,849
Net realized gain/(loss) on written options	(291,704)	(433,286)
Net realized gain/(loss) on foreign currency translation	(15)	(13)
Change in unrealized appreciation/(depreciation) on investments	7,247,868	6,210,189
Change in unrealized appreciation/(depreciation) on short transactions	(747,062)	595,668
Change in unrealized appreciation/(depreciation) on written options	(8,802)	26,264
Increases/(decreases) in operating assets:
Increase/(decrease) in dividends and interest receivable	4,200	504,171
Increase/(decrease) in deposits at broker for short sales	6,124,042	17,830,752
Increase/(decrease) in receivable for investment securities sold	(2,437,372)	1,873,215
Increase/(decrease) in prepaid expenses and other assets	4,094	10,727
Increases/(decreases) in operating liabilities:
Increase/(decrease) in payable for investment securities purchased	1,929,087	(4,588,439)
Increase/(decrease) in payable to advisor	(19,987)	(59,698)
Increase/(decrease) in payable for distribution and service fees	13,359	(132,392)
Increase/(decrease) in other accrued expenses	103,823	65,896
Net cash used in operating activities	(6,584,975)	91,837,526

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	84,931,766	129,515,596
Payment on shares redeemed	(86,162,226)	(200,118,485)
Cash distributions paid to shareholders	(1,300,829)	(2,356,946)
Increase/(decrease) in loan payable	9,116,264	(18,877,691)
Net cash provided by financing activities	6,584,975	(91,837,526)
Net change in cash	—	—

CASH:
Beginning balance	—	—
Ending balance	$—	$—

The accompanying notes are an integral part of these financial statements.

17

Orinda Income Opportunities Fund Statement Of Cash Flows (continued)

	Six months ended february 28, 2019 (unaudited)	year ended August 31, 2018
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$780,636	$1,374,465
Non-cash financing activities - distributions reinvested	7,049,171	17,592,836
Non-cash financing activities - increase/(decrease) in receivable for Fund shares sold	(19,379)	(7,100)
Non-cash financing activities - increase/(decrease) in payable for Fund shares redeemed	46,350	(454,972)

The accompanying notes are an integral part of these financial statements.

18

Orinda Income Opportunities Fund Financial Highlights

For a capital share outstanding throughout the period

	CLASS I SHARES
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended August 31, 2017 [2,3]	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015	June 28, 2013 through February 28, 2014 [4]
Net asset value – Beginning of period	$22.50	$23.42	$23.66	$21.36	$25.29	$25.60	$25.00
Income from Investment Operations:
Net investment income/(loss)[1]	0.80	0.86	0.63	1.10	0.99	1.15	0.59
Net realized and unrealized gain/(loss) on investments	(0.92)	(0.17)	(0.02)	2.90	(3.36)	0.12	0.50
Total from investment operations	(0.12)	0.69	0.61	4.00	(2.37)	1.27	1.09
Less Distributions:
Dividends from net investment income	(0.75)	(1.15)	(0.63)	(1.10)	(1.02)	(1.39)	(0.45)
Distributions from net realized gains	—	—	—	—	—	(0.01)	(0.04)
Return of capital	—	(0.46)	(0.22)	(0.60)	(0.54)	(0.18)	—
Total distributions	(0.75)	(1.61)	(0.85)	(1.70)	(1.56)	(1.58)	(0.49)
Net asset value – End of period	$21.63	$22.50	$23.42	$23.66	$21.36	$25.29	$25.60
Total return/(loss)	(0.30)%[5]	3.24%	2.62%[5]	19.29%	(9.81)%	5.08%	4.44%[5]

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$178,377	$193,184	$193,361	$180,360	$121,400	$151,017	$72,370
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	2.04%[6]	1.92%	1.82%[6]	2.01%	1.85%	1.64%	1.96%[6]
After Recoupments/Reimbursements	2.04%[6]	1.92%	1.82%[6]	2.01%	1.84%	1.70%	1.62%[6]
Ratio of interest expense and dividends on short positions to average net assets	0.80%[6]	0.63%	0.55%[6]	0.68%	0.49%	0.27%	0.02%[6]
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	7.58%[6]	3.83%	5.33%[6]	4.68%	4.21%	4.71%	6.75%[6]
After Recoupments/Reimbursements	7.58%[6]	3.83%	5.33%[6]	4.68%	4.22%	4.65%	7.09%[6]
Portfolio turnover rate	61%[5]	102%	46%[5]	121%	127%	185%	119%[5]

[1]	Calculated based on average shares outstanding during the period.
[2]

Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

[3]	The Fund changed its fiscal year end to August 31.
[4]	Commencement of operations for Class I Shares was June 28, 2013.
[5]	Not Annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

19

Orinda Income Opportunities Fund Financial Highlights (Continued)

For a capital share outstanding throughout the period

	CLASS A SHARES
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended August 31, 2017 [2,3]	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015	June 28, 2013 through February 28, 2014 [4]
Net asset value – Beginning of period	$22.46	$23.33	$23.58	$21.31	$25.25	$25.57	$25.00
Income from Investment Operations:
Net investment income/(loss)[1]	0.73	0.77	0.59	1.03	0.93	0.97	0.65
Net realized and unrealized gain/(loss) on investments	(0.89)	(0.14)	(0.02)	2.88	(3.37)	0.22	0.39
Total from investment operations	(0.16)	0.63	0.57	3.91	(2.44)	1.19	1.04
Less Distributions:
Dividends from net investment income	(0.73)	(1.04)	(0.60)	(1.04)	(0.96)	(1.32)	(0.43)
Distributions from net realized gains	—	—	—	—	—	(0.01)	(0.04)
Return of capital	—	(0.46)	(0.22)	(0.60)	(0.54)	(0.18)	—
Total distributions	(0.73)	(1.50)	(0.82)	(1.64)	(1.50)	(1.51)	(0.47)
Net asset value – End of period	$21.57	$22.46	$23.33	$23.58	$21.31	$25.25	$25.57
Total return/(loss)	(0.50)%[5]	2.94%	2.49%[5]	18.90%	(10.09)%	4.79%	4.22%[5]

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$58,700	$45,783	$112,549	$101,270	$66,375	$74,834	$14,421
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	2.32%[6]	2.07%	2.12%[6]	2.29%	2.15%	1.96%	2.55%[6]
After Recoupments/Reimbursements	2.32%[6]	2.07%	2.12%[6]	2.29%	2.15%	2.00%	1.92%[6]
Ratio of interest expense and dividends on short positions to average net assets	0.77%[6]	0.51%	0.55%[6]	0.66%	0.48%	0.28%	0.02%[6]
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	6.97%[6]	3.37%	5.03%[6]	4.34%	3.97%	4.53%	5.45%[6]
After Recoupments/Reimbursements	6.97%[6]	3.37%	5.03%[6]	4.34%	3.97%	4.49%	6.08%[6]
Portfolio turnover rate	61%[5]	102%	46%[5]	121%	127%	185%	119%[5]

[1]	Calculated based on average shares outstanding during the period.
[2]

Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

[3]	The Fund changed its fiscal year end to August 31.
[4]	Commencement of operations for Class A Shares was June 28, 2013.
[5]	Not Annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

20

Orinda Income Opportunities Fund Financial Highlights (Continued)

For a capital share outstanding throughout the period

	CLASS D SHARES
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended August 31, 2017 [2,3]	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015	September 27, 2013 through February 28, 2014 [4]
Net asset value – Beginning of period	$22.23	$23.18	$23.49	$21.25	$25.17	$25.51	$25.01
Income from Investment Operations:
Net investment income/(loss)[1]	0.69	0.63	0.51	0.87	0.82	0.92	0.53
Net realized and unrealized gain/(loss) on investments	(0.92)	(0.16)	(0.02)	2.88	(3.37)	0.07	0.44
Total from investment operations	(0.23)	0.47	0.49	3.75	(2.55)	0.99	0.97
Less Distributions:
Dividends from net investment income	(0.68)	(0.96)	(0.58)	(0.90)	(0.83)	(1.14)	(0.43)
Distributions from net realized gains	—	—	—	—	—	(0.01)	(0.04)
Return of capital	—	(0.46)	(0.22)	(0.61)	(0.54)	(0.18)	—
Total distributions	(0.68)	(1.42)	(0.80)	(1.51)	(1.37)	(1.33)	(0.47)
Net asset value – End of period	$21.32	$22.23	$23.18	$23.49	$21.25	$25.17	$25.51
Total return/(loss)	(0.85)%[5]	2.23%	2.13%[5]	18.10%	(10.56)%	3.97%	3.95%[5]

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$19,186	$20,497	$22,274	$23,963	$21,405	$23,336	$12,450
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	3.05%[6]	2.93%	2.79%[6]	2.98%	2.81%	2.70%	2.77%[6]
After Recoupments/Reimbursements	3.05%[6]	2.93%	2.79%[6]	2.98%	2.67%	2.76%	2.67%[6]
Ratio of interest expense and dividends on short positions to average net assets	0.80%[6]	0.64%	0.55%[6]	0.67%	0.49%	0.27%	0.02%[6]
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	6.64%[6]	2.90%	4.36%[6]	3.76%	3.32%	3.75%	7.62%[6]
After Recoupments/Reimbursements	6.64%[6]	2.90%	4.36%[6]	3.76%	3.46%	3.69%	7.72%[6]
Portfolio turnover rate	61%[5]	102%	46%[5]	121%	127%	185%	119%[5]

[1]	Calculated based on average shares outstanding during the period.
[2]

Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

[3]	The Fund changed its fiscal year end to August 31.
[4]	Commencement of operations for Class D Shares was September 27, 2013.
[5]	Not Annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

21

Orinda Income Opportunities Fund Notes To Financial Statements February 28, 2019 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTing POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Orinda Income Opportunities Fund (the “Fund”), which became a series of RBB as of the close of business on April 28, 2017. The Fund is authorized to offer three classes of shares, Class I Shares, Class A Shares and Class D Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.00%. Front-end sales charges may be reduced or waived under certain circumstances. Class I Shares, Class A Shares and Class D Shares commenced investment operations on June 28, 2013, June 28, 2013 and September 27, 2013, respectively.

Prior to April 28, 2017, the Fund was a series (the “Predecessor Fund”) of Advisors Series Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on October 3, 1996, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund on April 28, 2017 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to April 28, 2017 included herein is that of the Predecessor Fund.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to maximize current income with potential for modest growth of capital.

The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Fund is February 28, 2019 and the period covered by these Notes to Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to

22

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Assets
Common Stocks
Energy	$2,975,748	$2,975,748	$—	$—
Real Estate	2,303,988	2,303,988	—	—
Total Common Stocks	5,279,736	5,279,736	—	—
REITs
Financials	68,334,058	68,334,058	—	—
Real Estate	111,498,305	109,511,490	1,986,815	—
Total REITs	179,832,363	177,845,548	1,986,815	—
Preferred Stocks
Energy	21,766,118	21,766,118	—	—
Financials	31,395,887	30,678,107	717,780	—
Industrials	1,808,871	1,808,871	—	—
Real Estate	20,647,586	19,379,541	1,268,045	—
Utilities	630,000	630,000	—	—
Total Preferred Stocks	76,248,462	74,262,637	1,985,825	—
Convertible Preferred Stocks
Real Estate	7,380,300	7,380,300	—	—
Total Convertible Preferred Stocks	7,380,300	7,380,300	—	—
Convertible Bonds
Financials	3,325,749	—	3,325,749	—
Total Convertible Bonds	3,325,749	—	3,325,749	—
Corporate Bonds
Real Estate	820,000	—	820,000	—
Total Corporate Bonds	820,000	—	820,000	—
Exchange Traded Funds	1,816,100	1,816,100	—	—
Mutual Funds	8,800,197	8,800,197	—	—
Short-Term Investments	8,340,598	8,340,598	—	—
Total Investments in Securities	$291,843,505	$283,725,116	$8,118,389	$—
Total Assets	$291,843,505	$283,725,116	$8,118,389	$—

23

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS (continued)

	Total	Level 1	Level 2	Level 3
Liabilities
Securities Sold Short	$9,015,803	$9,015,803	$—	$—
Total Liabilities	$9,015,803	$9,015,803	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

24

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

The following tables provide quantitative disclosures about gains and losses on the Fund’s derivative instruments for the current fiscal period.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Statement of Operations Location	Equity Contracts
Realized Gain/(Loss)
Purchased Options	Net realized gain/(loss) from investments	$(375,616)
Written Options	Net realized gain/(loss) from written options	291,704
Total Realized Gain/(Loss)		$(83,912)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Statement of Operations Location	Equity Contracts
Change in Unrealized Appreciation/(Depreciation)
Purchased Options	Net change in unrealized appreciation/(depreciation) on investments	$—
Written Options	Net change in unrealized appreciation/(depreciation) on written options	8,802
Total Change in Unrealized Appreciation/(Depreciation)		$8,802

Average Balance Information

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)
$ 320,452	$ (99,375)

OPTIONS — The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

25

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS — The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

LEVERAGE AND SHORT SALES — The Fund may use leverage in connection with its investment activities and may effect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

MUTUAL FUND AND ETF TRADING RISK — The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of the costs.

26

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

MARKET RISK — The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the individual securities held by the Fund, and you could lose money.

MASTER LIMITED PARTNERSHIP RISK — Investments in securities (units) of MLPs involve risks that differ from an investment in common stock. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

27

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

FOREIGN AND EMERGING MARKET SECURITIES RISK — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

CURRENCY RISK — Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

SMALL AND MEDIUM COMPANIES RISK — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

DERIVATIVES RISK — The Fund’s use of derivatives (which may include options, futures and swaps, among others) may reduce the Fund’s returns and/or increase volatility. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

OPTIONS RISK — Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

INTEREST RATE RISK — Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

FIXED INCOME SECURITIES RISK — Fixed income securities are subject to interest rate risk and credit risk. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

REAL ESTATE AND REIT CONCENTRATION RISK — The Fund is vulnerable to the risks of the real estate industry, such as the risk that a decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties, or poor management. The value and performance of REITs depends on how well the underlying properties owned by the REIT are managed. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

CONVERTIBLE BOND RISK — Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

PREFERRED STOCK RISK — Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

INITIAL PUBLIC OFFERING RISK — The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset

28

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

PORTFOLIO TURNOVER RISK — A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — The Fund does not charge redemption fees to shareholders.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISer AND OTHER services

Orinda Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Adviser furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the average daily net assets for each class of shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, dividends on securities sold short, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2019.

Advisory	Expense Caps
Fee	Class I	Class A	Class D
1.00%	1.40%	1.70%	2.40%

During the current fiscal period, investment advisory fees accrued were as follows:

Advisory Fees
$ 1,212,542

If at any time the Fund’s total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the relevant share class’s Expense Cap that was in effect at the time of the waiver or reimbursement. As of February 28, 2019, the Adviser had no fees left to recoup. During the periods ended August 31, 2018, August 31, 2017 and February 28, 2017, the Adviser reimbursed the Fund for shareholder servicing fees in the amount of $—, $8,402 and $35,183, respectively that was a result of the Fund not fully utilizing the fees that had been earned in fiscal year 2017. This amount will not be subject to recoup in the future.

29

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

The Board has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A Shares and up to 1.00% for the Fund’s Class D Shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.

3. SHAREHOLDER SERVICING FEE

Prior to January 1, 2019, Class I, Class A, and Class D Shares of the Fund paid the Adviser a monthly fee of up to 0.10%, 0.15% and 0.10% respectively of the Fund’s average daily net assets pursuant to a Shareholder Servicing agreement (the “Agreement”). Payments to the Adviser under the Agreement could reimburse the Adviser for payments it made to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. From September 1, 2018 until January 1, 2019, the Fund incurred shareholder servicing fees as follows:

Shareholder servicing fees
Class I	$60,490
Class A	20,404
Class D	6,567

4. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

30

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

5. purchases and sales of investment securities

During the current fiscal period, aggregate purchases and sales of investment securities, (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$ 184,797,176	$ 168,972,216

There were no purchases or sales of long-term U.S. Government securities, during the current fiscal period.

6. LEVERAGE & LINE OF CREDIT

The Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Fund may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Fund may also utilize the line of credit for short term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Fund maintains a separate line of credit with BNP Paribas (acting through its New York Branch). The Fund is charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowings under this agreement. The Fund can borrow up to a maximum of 50% of the market value of assets pledged as collateral. However, depending on the liquidity of the collateral, issuer concentration, debt ratings of fixed income investments, and the share price of equity holdings, the amount eligible to be borrowed can also be less than 50% of the market value of the assets pledged as collateral.

The Fund has pledged a portion of its investment securities as the collateral for their line of credit. As of the end of the reporting period, the value of the investment securities pledged as collateral was $163,640,220. The Fund had an outstanding average daily balance and a weighted average interest rate of $43.3 million and 3.59%, respectively. The maximum amount outstanding for the Fund during the reporting period was $72,279,730.

7. Federal income tax information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal tax cost	Unrealized appreciation	Unrealized (Depreciation)	Net unrealized Appreciation/ (depreciation)
$ 263,758,368	$ 15,154,017	$ (7,787,429)	$ 7,366,588

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

31

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

The following permanent differences as of August 31, 2018, were reclassified to the following accounts:

Undistributed Net Investment Income/(Loss)	accumulated net realized gain/(loss)	paid-in capital
$ 3,869,143	$ (441,589)	$ (3,427,554)

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

undistributed ordinary income	undistributed long-term capital gains	net UNrealized appreciation/ (depreciation)	capital loss carryforwards	Other Differences	Total
$ —	$ —	$ 7,366,588	$ (19,262,005)	$ (33,799)	$ (11,929,216)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018, were as follows:

ordinary income	Long-term capital gains	return of capital
$ 14,166,480	$ —	$ 5,783,302

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

8. OTHER TAX INFORMATION (UNAUDITED)

For the fiscal period ended August 31, 2018, 50.48% of dividends paid from net investment income qualify for the dividends received deduction available to corporate shareholders of the Fund. For shareholders of the Fund, 56.23% of the dividend income distributed for the period ended August 31, 2018 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

9. NEW ACCOUNTING PRONOUNCEMENTS and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on

32

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2019 (Unaudited)

the Statements of Changes in Net Assets and removes the requirement for disclosure of undistributed/accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

33

Orinda Income Opportunities Fund Notice To Shareholders february 28, 2019 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2018

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or successor Form). The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-467-4632.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Investment Adviser

Orinda Asset Management LLC

3390 Mt. Diablo Boulevard, Suite 250

Lafayette, CA 94549

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 S 16th St Suite 2900

Philadelphia, PA 19102-2529

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

OR-SAR19

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Schneider Small Cap Value Fund

of The RBB Fund, Inc.

SEMI-Annual Report February 28, 2019 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-520-3277.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-520-3277 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SCHNEIDER SMALL CAP VALUE FUND

Performance Data
February 28, 2019 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2019
	Six Months†	1 Year	5 Years	10 Years	Since Inception*
Schneider Small Cap Value Fund	-24.38%	-10.97%	-0.16%	14.18%	11.50%
Russell 2000® Value Index	-8.59%	4.42%	6.48%	15.43%	9.38%**

†	Not annualized.
*	The Fund commenced operations on September 2, 1998.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2019, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.52% and 1.16%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 30 days are subject to a 1.00% redemption fee.

Portfolio holdings are subject to change at any time.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

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SCHNEIDER SMALL CAP VALUE FUND

Fund Expense Example

February 28, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual	$ 1,000.00	$ 756.20	$5.01	1.15%	-24.38%
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76	1.15	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in the table is based on the actual six-month total investment return for the Fund.

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SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

February 28, 2019 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Oil & Gas	15.8%	$5,449,642
Mining	10.6	3,671,481
Insurance	8.3	2,861,642
Machinery - Diversified	8.2	2,825,921
Telecommunications	7.5	2,592,596
Banks	7.4	2,544,081
Commercial Services	7.4	2,539,012
Real Estate Investment Trust	6.5	2,259,006
Chemicals	5.5	1,889,302
Auto Parts & Equipment	5.0	1,744,720
Transportation	4.8	1,671,422
Manufacturing	3.4	1,180,095
Plastics Product Manufacturing	2.8	954,210
Oil & Gas Services	2.5	852,273
Retail	1.4	488,815
Pharmaceuticals	1.2	422,723
Building Materials	1.2	402,981
Depository Credit Intermediation	0.2	56,941
Grain and Oilseed Milling	0.0	5,308
Investments Purchased with Proceeds from Securities Lending Collateral	13.6	4,688,513
Short-Term Investments	0.3	104,686
Liabilities In Excess Of Other Assets	(13.6)	(4,681,219)
NET ASSETS	100.0%	$34,524,151

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
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SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Auto Parts & Equipment — 5.0%
Adient PLC	89,749	$1,744,720
Banks — 7.4%
HomeStreet, Inc.*	60,510	1,688,229
KeyCorp	26,983	476,523
MidWestOne Financial Group, Inc.	12,201	379,329
		2,544,081
Building Materials — 1.2%
Builders FirstSource, Inc.*	28,929	402,981
Chemicals — 5.5%
Koppers Holdings, Inc.*	35,862	881,847
Venator Materials PLC*	171,045	1,007,455
		1,889,302
Commercial Services — 7.4%
Herc Holdings, Inc.*	47,167	2,075,348
Hudson Global, Inc.*	299,138	463,664
		2,539,012
Depository Credit Intermediation — 0.2%
Synovus Financial Corp.	1,435	56,941
Grain and Oilseed Milling — 0.0%
Bunge Ltd.	100	5,308
Insurance — 8.3%
Assured Guaranty Ltd.	28,926	1,207,950
Brighthouse Financial, Inc.*	42,709	1,653,692
		2,861,642
Machinery - Diversified — 8.2%
Intevac, Inc.*	446,433	2,825,921
Manufacturing — 3.4%
Arconic, Inc.	7,443	137,621
Intrepid Potash, Inc.*	111,380	423,244
Manitowoc Company, Inc., (The)*	33,438	601,550
REV Group, Inc.	2,000	17,680
		1,180,095
Mining — 10.6%
C&J Energy Services, Inc.*	88,664	1,531,227
Transocean Ltd.*	261,965	2,140,254
		3,671,481
Oil & Gas — 15.8%
Chesapeake Energy Corp.*(a)	832,345	2,463,741
Halcon Resources Corp.*(a)	1,111,401	1,667,101
MRC Global, Inc.*	20,331	342,781
Whiting Petroleum Corp.*	40,050	976,019
		5,449,642
Oil & Gas Services — 2.5%
Weatherford International PLC*	1,320,125	852,273
Pharmaceuticals — 1.2%
Mallinckrodt PLC*	16,936	422,723
Plastics Product Manufacturing — 2.8%
Newell Brands, Inc.	58,793	954,210
Real Estate Investment Trust — 6.5%
Alexander & Baldwin, Inc.	30,562	700,787
Boardwalk Real Estate Investment Trust	49,991	1,558,219
		2,259,006
Retail — 1.4%
Tuesday Morning Corp.*(a)	177,751	488,815
Telecommunications — 7.5%
Aviat Networks, Inc.*	183,442	2,481,966
UTStarcom Holdings Corp.*	28,222	110,630
		2,592,596
Transportation — 4.8%
Ardmore Shipping Corp.*	73,135	411,750
Scorpio Tankers, Inc.	59,045	1,087,018
Stolt-Nielsen Ltd.	12,875	172,654
		1,671,422
TOTAL COMMON STOCKS
(Cost $45,215,265)		34,412,171

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 13.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.58%	4,688,513	4,688,513
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $4,688,513)		4,688,513

The accompanying notes are an integral part of the financial statements.
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SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (concluded)

February 28, 2019 (Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
First American Government Obligations Fund, Class X, 2.33%(b)	104,686	$104,686
TOTAL SHORT-TERM INVESTMENTS (Cost $104,686)		104,686
TOTAL INVESTMENTS — 113.6%
(Cost $50,008,464)		39,205,370
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.6)%		(4,681,219)
NET ASSETS — 100.0%		$34,524,151

*	Non-income producing security.
PLC	Public Limited Company
(a)	All or a portion of the security is on loan. At February 28, 2019, the market value of securities on loan was $4,359,858.
(b)	Seven day yield as of February 28, 2019.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.
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SCHNEIDER SMALL CAP VALUE FUND

Statement of Assets and Liabilities

February 28, 2019 (Unaudited)

ASSETS
Investments, at value^ (cost $45,215,265)	$34,412,171
Investments purchased with proceeds from securities lending collateral, at value (cost $4,688,513)	4,688,513
Short-term investments, at value (cost $104,686)	104,686
Receivables for:
Investments sold	56,337
Dividends	25,952
Prepaid expenses	20,929
Total assets	39,308,588

LIABILITIES
Payables for:
Securities lending collateral	4,688,513
Investments purchased	45,470
Advisory fees	10,034
Other accrued expenses and liabilities	40,420
Total liabilities	4,784,437
Net assets	$34,524,151

NET ASSETS CONSIST OF:
Par value	$3,753
Paid-in capital	46,725,666
Total distributable earnings/(loss)	(12,205,268)
Net assets	$34,524,151

CAPITAL SHARES:
Net assets	$34,524,151
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,753,285
Net asset value, offering and redemption price per share)	$9.20
^Includes market value of securities on loan	$4,359,858

The accompanying notes are an integral part of the financial statements.
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SCHNEIDER SMALL CAP VALUE FUND

Statement of Operations

For the SIX MONTHS Ended February 28, 2019 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,106)	$104,841
Securities lending income (Note 6)	39,212
Total investment income	144,053

EXPENSES
Advisory fees (Note 2)	186,507
Administration and accounting services fees (Note 2)	23,068
Audit and tax services fees	18,749
Transfer agent fees (Note 2)	16,557
Registration and filing fees	13,877
Legal fees	13,356
Printing and shareholder reporting fees	9,430
Custodian fees (Note 2)	7,723
Officer fees	7,178
Director fees	5,892
Other expenses	5,705
Total expenses	308,042
Less: waivers (Note 2)	(93,558)
Net expenses after waivers	214,484
Net investment income/(loss)	(70,431)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	1,452,094
Net change in unrealized appreciation (depreciation) on investments	(12,906,926)
Net realized and unrealized gain/(loss) on investments	(11,454,832)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,525,263)

The accompanying notes are an integral part of the financial statements.
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SCHNEIDER SMALL CAP VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(70,431)	$89,209
Net realized gain/(loss) from investments	1,452,094	6,075,346
Net change in unrealized appreciation/(depreciation) on investments	(12,906,926)	3,706,524
Net increase/(decrease) in net assets resulting from operations	(11,525,263)	9,871,079

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(6,754,748)	(8,975,989)
Net decrease in net assets from dividends and distributions to shareholders	(6,754,748)	(8,975,989)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	207,613	620,859
Reinvestment of distributions	6,588,373	7,194,872
Redemption fees*	—	6,043
Shares redeemed	(1,253,494)	(3,126,057)
Net increase/(decrease) in net assets from capital shares	5,542,492	4,695,717
Total increase/(decrease) in net assets	(12,737,519)	5,590,807

NET ASSETS:
Beginning of period	47,261,670	41,670,863
End of period	$34,524,151	$47,261,670

SHARES TRANSACTIONS:
Shares sold	20,043	40,988
Dividends and distributions reinvested	697,182	497,227
Shares redeemed	118,349	(204,987)
Net increase/(decrease) in shares outstanding	835,574	333,228

*

Prior to December 31, 2017, there was a 1.75% redemption fee on shares redeemed which have been held less than one year. Effective December 31, 2017, the Fund has changed its redemption fee to 1.00% on redemptions of Fund shares held less than 30 days. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 7 for more details on the Securities and Exchange Commission’s (“SEC”) Final Rule on Disclosure Update and Simplification. Included in total dividends and distributions to shareholders was $(188,429) of net investment income/(loss) and $(8,787,560) of net realized capital gains during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $0.

The accompanying notes are an integral part of the financial statements.
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SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2019		For the Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$16.20		$16.12	$13.26	$11.00	$20.16	$21.07
Net investment income/(loss) (1)	(0.02)		0.03	(0.06)	0.03	(0.01)	(0.09)
Net realized and unrealized gain/(loss) on investments	(4.64)		3.55	2.89	2.29	(4.53)	2.63
Net increase/(decrease) in net assets resulting from operations	(4.66)		3.58	2.83	2.32	(4.54)	2.54
Dividends and distributions to shareholders from:
Net investment income	—		(0.07)	—	(0.03)	—	—
Net realized capital gain	(2.34)		(3.43)	—	(0.03)	(4.58)	(3.45)
Tax return of capital	—		—	—	—	(0.04)	—
Total dividends and distributions to shareholders	(2.34)		(3.50)	—	(0.06)	(4.62)	(3.45)
Redemption fees	—		— (2)	0.03	— (2)	— (2)	— (2)
Net asset value, end of period	$9.20		$16.20	$16.12	$13.26	$11.00	$20.16
Total investment return/(loss) (3)	(24.38	)%(5)	24.86%	21.57%	21.15%	(25.88)%	12.59%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$34,524		$47,262	$41,671	$36,874	$30,387	$61,240
Ratios of expenses to average net assets (4)	1.15	%(6)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets without waivers and reimbursements	1.65	%(6)	1.51%	1.57%	2.13%	1.82%	1.52%
Ratio of net investment income/(loss) to average net assets (4)	(0.38	)%(6)	0.22%	(0.37)%	0.23%	(0.05)%	(0.44)%
Portfolio turnover rate	44	%(5)	84%	138%	114%	89%	72%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Reflects waivers and reimbursements.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
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SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements

February 28, 2019 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Schneider Small Cap Value Fund (the “Fund”), which commenced investment operations on September 2, 1998. As of the date hereof, the Fund offers one class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks long-term capital growth.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2019, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2019 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value*
Common Stocks	$34,412,171	$34,412,171	$—	$—	$—
Investments Purchased with Proceeds from Securities Lending Collateral	4,688,513	—	—	—	4,688,513
Short-Term Investments	104,686	104,686	—	—	—
Total**	$39,205,370	$34,516,857	$—	$—	$4,688,513

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each period, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded

11

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — Prior to December 31, 2017, the Fund imposed a redemption fee of 1.75% on redemptions of Fund shares held less than one year. Effective December 31, 2017, the Fund has changed its redemption fee to 1.00% on redemptions of Fund shares held less than 30 days. The fees are reflected on the Statement of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fee or any waivers of such fee at any time.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”), which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REITs’ taxable earnings and profits, resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2.	Investment Adviser and Other Services

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes.

12

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2019. The Fund will not pay the Adviser at a later time for any amounts it may waive or any amounts that the Adviser has assumed.

Advisory Fee	Expense Cap Institutional Class
1.00%	1.15%

During the current fiscal period, investment advisory fees accrued and waived were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$186,507	$(93,558)	$92,949

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$18,866,657	$16,296,319

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

13

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

5.	Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$49,781,265	$6,889,101	$(5,675,541)	$1,213,560

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2018, primarily attributable to short-term capital gains being netted against net operating loss, were reclassified among the following accounts:

Undistributed Net Investment Income/(loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$99,220	$(99,220)	$—

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income/(loss)	Undistributed Long-Term capital Gains/(loss)	Net Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
$4,141,093	$720,090	$1,213,560	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018 was as follows:

Ordinary Income	Long-Term Gains	Return of Capital	Total
$7,656,035	$1,319,954	$—	$8,975,989

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

14

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2018, the Fund had no tax basis capital loss carryovers to offset future capital gains.

6.	Securities Lending

The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

market Value of Securities Loaned	market Value of Collateral	Income Received from Securities Lending
$4,359,858	$4,688,513	$39,212

Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”), which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions, which are subject to a MSLA as of the end of the reporting period:

			Gross Amount Not Offset in the Statement of Assets and Liabilities
GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	FAIR VALUE CASH COLLATERAL RECEIVED	NET AMOUNT[2]
$4,359,858	$—	$4,359,858	$(4,359,858)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7.	NEW ACCOUNTING PRONOUNCEMENTS and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13

15

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Concluded)

February 28, 2019 (Unaudited)

are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

16

SCHNEIDER SMALL CAP VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q or successor Form. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov.

17

Investment Adviser

Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SCH-SAR19

SUMMIT GLOBAL INVESTMENTS
U.S. LOW VOLATILITY EQUITY FUND

SUMMIT GLOBAL INVESTMENTS
SMALL CAP LOW VOLATILITY FUND

SUMMIT GLOBAL INVESTMENTS
GLOBAL LOW VOLATILITY FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-855-744-8500.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-855-744-8500 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

SUMMIT GLOBAL INVESTMENTS

Semi-Annual Investment Adviser’s Report
February 28, 2019 (Unaudited)

Dear Shareholders:

We are grateful for the trust you’ve placed in Summit Global Investments (SGI). We know that it’s because of your trust we are able to do what we love and what we enjoy. Not too long ago my son came home with an assignment to interview me. The question went something like this, “Dad, if you could do anything in this world what would it be?” I realized I had a great opportunity and I said, “If I could be anything in the world, full time, I’d just be your dad and not work at all.” He quickly corrected me and said, “Come on be serious, as a job dad!” I was then able to explain to him that I already have the best job in the world. I love what I do every day. And I sincerely thank you again for your trust and the opportunity to manage your assets.

Our equity strategies focus on managing equity risk and hopefully providing strong returns too. We do not bat a thousand. Surely the market can make a quick fool out of anyone professing such perfection. This is not the design of SGI. We cannot control return. All we can control is how closely we follow our processes and how well our processes are designed. Do they account for the various market environments? Are they adhered to throughout all environments?

In speaking about the markets, I often say that equity markets are like the tide raising all boats in an up market. The difference, I profess, is in the boats, especially those with gaping holes in them. This is why I feel it is so vital to understand the downside risk of each company we invest in. Downside analysis is critical. Again, you can’t eliminate all idiosyncratic risk and you will not walk between the rain drops, but if you look at our record, though you may not appreciate such philosophy or processes, you can understand we adhere to such investment principles and philosophy.

SGI funds are managed using both quantitative and fundamental disciplines. Our multi-factor quantitative process seeks to identify stocks with excellent risk/reward characteristics while our fundamental process allows us to identify and analyze risks that a purely quantitative process may miss, such as idiosyncratic risks that are not priced in to a stock. For example, CEO turnover, aggressive accounting, labor disputes, litigation, investigations, dishonesty, lack of integrity, etc.

During the past twelve months the top sectors for Large Cap were Health Care and Communications whereas the bottom sectors were Consumer Discretionary and Energy. For Small Cap the top sectors were Information Technology and Consumer Discretionary whereas the bottom sectors were Communications and Energy. And finally, for Global the top sectors were Consumer Staples and Information Technology whereas the bottom sectors were Industrials and Communications.

MARKET UPDATE

During the past twelve months, equity markets were mixed. Returns and volatility had three distinct regimes over the last year. During the spring and summer volatility was low and returns were consistently positive. Once the leaves changed volatility returned with a vengeance and took havoc on the market. This steep decline in the fourth quarter was then followed by an equally impressive recovery through the first two months of 2019.

These distinct regimes can be visibly seen through analysis of stock market volatility, as defined by the VIX Index®* (some may call the VIX index the “Index of Fear” due to the fact that it rises when markets tend to fall). The summer months saw record low VIX Index® levels with the benchmark level range bound between 10 and 20 for nearly 6 months. October saw a spike of volatility that persisted through the fourth quarter, resulting in an average value of about 25. At its apex, VIX spiked to over 36 on Christmas Eve. After that jolt, volatility began to steadily decline into the third different regime. In this regime the VIX Index® has begun to oscillate again between the low volatility values of 10 and 20.

The stories in the summer were accommodative monetary policy and a relatively healthy U.S. economy, strong corporate earnings growth, and a strong dollar. Once the fall arrived, the Federal Reserve (the “Fed”) policy became the main driver of the market with the trade war and declining economic growth expectations also playing a role. In October, the Fed came out with a very hawkish tone by saying the rates were nowhere near normal and that the economy was

SUMMIT GLOBAL INVESTMENTS

Semi-Annual Investment Adviser’s Report (CONTINUED)
February 28, 2019 (Unaudited)

strong. This hawkish tone sent waves of fear and created spiked volatility and a drop in the equity markets. As we approached the end of the year it was becoming clear that the economy was just going to grow at a “disappointing” rate of approximately 3% for 2018 and even lower 2% to 3% rate for 2019.

The Fed, despite the pleading of many investment professionals and maybe in spitefulness to a pleading President, decided to raise rates again in December. This increased the benchmark funds rate from 2.25 percent to 2.5 percent. This increase was the fourth in 2018 and ninth over the last few years. This increase also jolted the markets and culminated with the worst Christmas Eve ever on record. At this point the Fed was signaling for 2 rate hikes in 2019, though the market was predicting zero.

Leading into the new year the Fed has become more dovish and data dependent. This helped create the tailwind behind a tremendous January and February as the market recaptured most of its losses from the fourth quarter.

Oil prices, defined by the WTI Cushing Crude Oil Index**, followed a similar pattern as the market over the last year. A slow consistently positive performance reached its maximum in early October at a price of over $76, but then collapsed in the face of economic and interest rate uncertainty. The price dropped dramatically through the end of December with a low of about $42.50. Oil recovered as the market bounced back resulting in a price of $55.80 at the end of February.

OUTLOOK

Our optimistic outlook in our previous letter has shifted to be more cautiously optimistic at this time. We remain optimistic that the current US economic expansion grows at 2% to 3% GDP, and we expect the Fed to be more accommodating. However, there are many signs that volatility increases and even a recession may be in the horizon over the next few years.

In the meantime, we will continue to adhere to our disciplined, managed-risk, multi-factor investment processes. Over a full market cycle, this approach (by design) has historically limited downside risks and allowed for participation in market rallies. We believe it is time for investors to be proactively prudent lowering equity market risk by using our risk managed approach. We are grateful for the opportunity to help steward your investments.

Sincerely,

David Harden
President and Chief Investment Officer
Summit Global Investments, LLC

DISCLAIMERS

This material represents the manager's assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Mutual Fund investing involves risk. Principal loss is possible.

*

The CBOE Volatility Index (“VIX Index®”), is an index constructed using the implied volatilities on S&P 500 index options. The VIX Index® shows the market's expectation of 30-day volatility, and is a widely used measure of market risk.

**

WTI Cushing Crude Oil Index – WTI is an abbreviation for West Texas Intermediate crude oil which is used as a benchmark for oil prices. Cushing, Oklahoma is a major trading hub for crude oil and has been the delivery point for crude futures contracts and therefore the price settlement point for contracts on the New York Mercantile Exchange for over three decades. It is not possible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND - CLASS I SHARES

Performance Data

February 28, 2019 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2019
	Six Months(1)	One Year	Three Year	Five Year	Since Inception(2)
Class I Shares	-2.70%	10.04%	12.57%	11.01%	12.10%
S&P 500® Index(3)	-7.97%	2.60%	12.95%	8.41%	10.71%(3)

(1)	Not Annualized.

(2)	Class I Shares of the Fund commenced operations on February 29, 2012.

(3)	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2018, are 0.94% and 0.98%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2019 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 0.98% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2019 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.98% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND - CLASS A SHARES

Performance Data (continued)

February 28, 2019 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2019
	Six Months(1)	One Year	Three Year	Since Inception(2)
Class A Shares (without sales charge)	-2.77%	9.81%	12.32%	10.40%
Class A Shares (with sales charge)	-7.89%	4.06%	10.31%	8.64%
S&P 500® Index(3)	-7.97%	2.60%	12.95%	8.99%(3)

(1)	Not Annualized.

(2)	Class A Shares of the Fund commenced operations on October 29, 2015.

(3)	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2018, are 1.27% and 1.23%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2019 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse certain expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2019 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND - CLASS C SHARES

Performance Data (Continued)

February 28, 2019 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2019
	Six Months(1)	One Year	Three Year	Since Inception(2)
Class C Shares	-3.17%	8.98%	11.32%	10.42%
S&P 500® Index(3)	-7.97%	2.60%	12.95%	10.27%(3)

(1)	Not Annualized.

(2)	Class C Shares of the Fund commenced operations on December 31, 2015.

(3)	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2018, are 2.00% and 1.98%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2019 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.98% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2019 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.98% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND - CLASS I SHARES

Performance Data (Continued)

February 28, 2019 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2019
	Six Months(1)	One Year	Since Inception(2)
Class I Shares	-10.99%	5.96%	10.95%
Russell 2000® Index(3)	-17.05%	5.58%	14.15%(3)

(1)	Not Annualized.

(2)	Class I Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2018, are 1.81% and 1.44%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2019 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2019 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND - CLASS A SHARES (FORMERLY RETAIL CLASS SHARES)

Performance Data (Continued)

February 28, 2019 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2019
	Six Months(1)	One Year	Since Inception(2)
Class A Shares (without sales charge)	-11.09%	5.68%	10.72%
Class A Shares (with sales charge)	-15.73%	0.16%	8.70%
Russell 2000® Index(3)	-17.05%	5.58%	14.15%(3)

(1)	Not Annualized.

(2)	Class A Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2018, are 2.07% and 1.69%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2019 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.48% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.48%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2019 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.48% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND - CLASS C SHARES

Performance Data (Continued)

February 28, 2019 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2019
	Six Months(1)	One Year	Since Inception(2)
Class C Shares	-11.37%	5.01%	9.90%
Russell 2000® Index(3)	-17.05%	5.58%	14.15%(3)

(1)	Not Annualized.

(2)	Class C Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2018, are 2.82% and 2.44%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2019 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 2.23% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 2.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2019 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 2.23% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND - CLASS I SHARES

Performance Data (CONcluded)

February 28, 2019 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2019(2)
	Six Months(1)	One Year	Three Year	Five Year	Since Inception
Class I Shares(3)	1.35%	6.44%	12.29%	4.37%	16.69%
MSCI ACWI Index(4)	-4.66%	-6.00%	11.25%	2.97%	9.36%(4)

(1)	Not Annualized.

(2)	Returns for periods prior to January 3, 2017 were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy.

(3)

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Scotia Dynamic U.S. Growth Fund, a newly created series of The RBB Fund, Inc. The fiscal year end of the Predecessor Fund was September 30. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009. Effective January 3, 2017, the Scotia Dynamic U.S. Growth Fund changed its name to the Summit Global Investments Global Low Volatility Fund (the “Fund”).

(4)	Benchmark performance is from inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated Decemeber 31, 2018, are 1.25% and 0.84%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2019 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 0.84% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2019, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.84% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing, and other financial practices.

The MSCI ACWI Index (the “Index”) captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With more than 2,700 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly with an index.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples

February 28, 2019 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if applicable); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2018 through February 28, 2019 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Summit Global Investments U.S. Low Volatility Equity Fund
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 973.00	$ 4.79	0.98%	-2.70%
Class A Shares	1,000.00	972.30	6.01	1.23	-2.77
Class C Shares	1,000.00	968.30	9.66	1.98	-3.17

Hypothetical (5% return before expenses)
Class I Shares	$1,000.00	$1,019.93	$4.91	0.98%	N/A
Class A Shares	1,000.00	1,018.70	6.16	1.23	N/A
Class C Shares	1,000.00	1,014.98	9.89	1.98	N/A

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (Concluded)

February 28, 2019 (Unaudited)

	Summit Global Investments Small Cap Low Volatility Fund
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 890.10	$ 5.76	1.23%	-10.99%
Class A Shares	1,000.00	889.10	6.93	1.48	-11.09
Class C Shares	1,000.00	886.30	10.43	2.23	-11.37

Hypothetical (5% return before expenses)
Class I Shares	$1,000.00	$1,018.70	$6.16	1.23%	N/A
Class A Shares	1,000.00	1,017.46	7.40	1.48	N/A
Class C Shares	1,000.00	1,013.74	11.13	2.23	N/A

	Summit Global Investments Global Low Volatility
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,013.50	$ 4.19	0.84%	1.35%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%	N/A

*

Expenses are equal to each Fund's annualized six-month expense ratio for the period September 1, 2018 to February 28, 2019, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. Each Fund's ending account values on the first line in the tables is based on the actual six-month total investment return for each Fund.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio Holdings Summary Table

February 28, 2019 (Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Retail	11.3%	$50,918,038
Commercial Services	8.7	39,113,010
Software	7.4	33,167,407
Pharmaceuticals	6.8	30,443,383
Electric	5.4	24,309,079
Food	5.2	23,510,356
Banks	4.8	21,474,074
Oil & Gas	4.2	18,939,925
Gas	3.3	14,905,716
Computers	3.1	14,065,219
REITS	2.8	12,442,455
Machinery Diversified	2.6	11,826,484
Home Builders	2.6	11,790,000
Housewares	2.5	11,144,250
Cosmetics & Personal Care	2.4	10,861,763
Insurance	2.4	10,676,148
Healthcare Products	2.2	9,994,926
Electronics	2.2	9,922,463
Internet	2.1	9,617,608
Beverages	2.0	8,973,664
Healthcare Services	1.7	7,419,282
Diversifed Financial Services	1.6	7,060,599
Distribution & Wholesale	1.5	6,881,199
Environmental Control	1.3	5,829,741
Water	1.2	5,480,942
Media	1.1	4,848,171
Lodging	1.0	4,686,608
Telecommunications	0.7	3,312,252
Hand & Machine Tools	0.7	3,200,000
Chemicals	0.7	3,152,532
Iron & Steel	0.5	2,283,489
Apparel	0.5	2,201,472
Mining	0.5	2,201,409
Building Materials	0.3	1,344,648
Transportation	0.2	1,021,294
Airlines	0.2	924,660
SHORT-TERM INVESTMENT	2.0	8,923,039
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	1,248,011
NET ASSETS	100%	$450,115,316

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Airlines — 0.2%
Southwest Airlines Co.	16,500	$924,660
Apparel — 0.5%
VF Corp.	25,200	2,201,472
Banks — 4.8%
Comerica, Inc.	86,100	7,500,171
Commerce Bancshares, Inc.	54,040	3,400,737
East West Bancorp, Inc.	57,000	3,112,770
Northern Trust Corp.	44,700	4,166,040
Popular, Inc.	42,200	2,379,236
Regions Financial Corp.	55,800	915,120
		21,474,074
Beverages — 2.0%
PepsiCo, Inc.	77,600	8,973,664
Building Materials — 0.3%
Masco Corp.	35,800	1,344,648
Chemicals — 0.7%
Air Products & Chemicals, Inc.	17,400	3,152,532
Commercial Services — 8.7%
Ecolab, Inc.	21,000	3,547,110
Grand Canyon Education, Inc.*	16,800	1,943,424
Quanta Services, Inc.	115,300	4,109,292
Robert Half International, Inc.	204,200	13,924,398
S&P Global, Inc.	77,800	15,588,786
		39,113,010
Computers — 3.1%
Accenture PLC, Class A, (Ireland)	18,400	2,969,392
Apple, Inc.	21,900	3,791,985
Cognizant Technology Solutions Corp.	102,900	7,303,842
		14,065,219
Cosmetics & Personal Care — 2.4%
Estee Lauder Cos, Inc., (The), Class A	27,200	4,268,768
Procter & Gamble Co., (The)	66,900	6,592,995
		10,861,763
Distribution & Wholesale — 1.5%
Fastenal Co.	66,000	4,154,040
HD Supply Holdings, Inc.*	21,600	929,016
WW Grainger, Inc.	5,900	1,798,143
		6,881,199
Diversifed Financial Services — 1.6%
Cboe Global Markets, Inc.	63,700	6,109,467
MarketAxess Holdings, Inc.	3,900	951,132
		7,060,599
Electric — 5.4%
Consolidated Edison, Inc.	13,100	1,080,095
Evergy, Inc.	157,000	8,777,870
OGE Energy Corp.	159,700	6,790,444
Pinnacle West Capital Corp.	18,400	1,724,816
Sempra Energy	8,700	1,047,828
Xcel Energy, Inc.	89,100	4,888,026
		24,309,079
Electronics — 2.2%
Garmin Ltd., (Switzerland)	15,900	1,335,123
Mettler-Toledo International, Inc.*	3,600	2,451,276
National Instruments Corp.	108,800	5,085,312
TE Connectivity Ltd., (Switzerland)	12,800	1,050,752
		9,922,463
Environmental Control — 1.3%
Republic Services, Inc.	38,700	3,035,241
Waste Management, Inc.	27,600	2,794,500
		5,829,741
Food — 5.2%
Flowers Foods, Inc.	216,800	4,437,896
Hershey Co., (The)	81,000	8,965,080
Ingredion, Inc.	9,300	859,785
Sysco Corp.	136,900	9,247,595
		23,510,356
Gas — 3.3%
National Fuel Gas Co.	146,400	8,811,816
UGI Corp.	111,000	6,093,900
		14,905,716
Hand & Machine Tools — 0.7%
Snap-on, Inc.	20,000	3,200,000
Healthcare Products — 2.2%
Baxter International, Inc.	88,000	6,576,240
IDEXX Laboratories, Inc.*	16,200	3,418,686
		9,994,926
Healthcare Services — 1.7%
Humana, Inc.	3,000	855,120
UnitedHealth Group, Inc.	27,100	6,564,162
		7,419,282
Home Builders — 2.6%
NVR, Inc.*	4,500	11,790,000
Housewares — 2.5%
Toro Co., (The)	162,500	11,144,250

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (CONTINUED)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Insurance — 2.4%
Allstate Corp., (The)	28,600	$2,699,268
American International Group, Inc.	110,400	4,769,280
Progressive Corp., (The)	44,000	3,207,600
		10,676,148
Internet — 2.1%
F5 Networks, Inc.*	57,200	9,617,608
Iron & Steel — 0.5%
Nucor Corp.	37,700	2,283,489
Lodging — 1.0%
Choice Hotels International, Inc.	58,700	4,686,608
Machinery Diversified — 2.6%
Cummins, Inc.	45,400	6,995,686
Graco, Inc.	84,300	3,958,728
Pentair PLC, (Ireland)	20,500	872,070
		11,826,484
Media — 1.1%
John Wiley & Sons, Inc., Class A	61,900	3,211,991
Walt Disney Co., (The)	14,500	1,636,180
		4,848,171
Mining — 0.5%
Royal Gold, Inc.	24,900	2,201,409
Oil & Gas — 4.2%
Exxon Mobil Corp.	64,300	5,081,629
Phillips 66	84,400	8,132,784
Valero Energy Corp.	70,200	5,725,512
		18,939,925
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	166,200	8,585,892
Eli Lilly & Co.	97,000	12,250,130
Jazz Pharmaceuticals PLC, (Ireland)*	6,700	938,201
Zoetis, Inc.	92,000	8,669,160
		30,443,383
REITS — 2.8%
American Tower Corp.	11,300	1,990,495
Liberty Property Trust	18,500	875,605
Public Storage	18,900	3,997,161
UDR, Inc.	20,500	910,610
WP Carey, Inc.	63,200	4,668,584
		12,442,455
Retail — 11.3%
Best Buy Co., Inc.	93,000	6,402,120
Costco Wholesale Corp.	3,900	853,086
Darden Restaurants, Inc.	7,700	863,247
Dollar General Corp.	24,800	2,937,808
Home Depot, Inc., (The)	26,700	4,943,238
Lowe's Cos, Inc.	10,600	1,113,954
Ross Stores, Inc.	10,600	1,005,198
Starbucks Corp.	43,100	3,028,206
Tapestry, Inc.	94,300	3,294,842
Target Corp.	12,000	871,680
TJX Cos, Inc., (The)	200,900	10,304,161
Tractor Supply Co.	11,800	1,125,130
Wal-Mart Stores, Inc.	143,200	14,175,368
		50,918,038
Software — 7.4%
Aspen Technology, Inc.*	8,800	886,248
Cadence Design Systems, Inc.*	58,500	3,349,125
CDK Global, Inc.	59,400	3,445,794
Citrix Systems, Inc.	84,200	8,883,100
Fiserv, Inc.*	20,500	1,736,145
Intuit, Inc.	20,300	5,016,739
Paychex, Inc.	36,800	2,834,336
Synopsys, Inc.*	69,000	7,015,920
		33,167,407
Telecommunications — 0.7%
Cisco Systems, Inc.	43,200	2,236,464
Verizon Communications, Inc.	18,900	1,075,788
		3,312,252
Transportation — 0.2%
CH Robinson Worldwide, Inc.	11,300	1,021,294
Water — 1.2%
American Water Works Co., Inc.	45,200	4,593,224
Aqua America, Inc.	24,700	887,718
		5,480,942
TOTAL COMMON STOCKS
(Cost $397,982,077)		439,944,266

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

February 28, 2019 (Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.29% (a)	8,923,039	$8,923,039
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,923,039)		8,923,039
TOTAL INVESTMENTS - 99.7%
(Cost $406,905,116)		448,867,305
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		1,248,011
NET ASSETS - 100.0%		$450,115,316

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2019.

PLC Public Limited Company.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio Holdings Summary Table

February 28, 2019 (Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
REITS	19.6%	$6,899,950
Retail	9.3	3,276,035
Banks	7.9	2,775,264
Investment Companies	6.8	2,388,258
Electric	5.6	1,981,659
Healthcare Services	5.2	1,840,856
Commercial Services	5.0	1,774,835
Gas	2.7	952,518
Communications Equipment	2.1	739,242
Internet	2.1	736,444
Apparel	2.0	714,822
Insurance	2.0	712,248
Machinery Diversified	2.0	706,555
Lodging	1.9	684,268
Telecommunications	1.9	682,804
Mining	1.2	440,284
Software	1.1	395,920
Electronics	1.1	380,646
Professional Services	1.1	369,189
Engineering & Construction	1.1	359,254
Oil & Gas Services	1.0	340,219
Energy Alternate Sources	1.0	334,017
Cosmetics & Personal Care	1.0	332,700
Energy Equipment & Services	0.9	326,550
Paper & Forest Products	0.9	324,384
Chemicals	0.9	323,500
Agriculture	0.9	322,920
Water	0.9	321,952
Airlines	0.9	318,836
Real Estate	0.9	316,684
Textiles	0.9	316,404
Diversified Financial Services	0.9	315,675
Utilites	0.9	311,157
Aerospace & Defense	0.9	310,505
Food	0.9	310,156
EXCHANGE TRADED FUNDS	1.5	530,916
SHORT-TERM INVESTMENT	1.6	575,029
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	491,823
NET ASSETS	100%	$35,234,478

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense — 0.9%
AAR Corp.	8,500	$310,505
Agriculture — 0.9%
Limoneira Co.	13,800	322,920
Airlines — 0.9%
SkyWest, Inc.	5,900	318,836
Apparel — 2.0%
Movado Group, Inc.	10,800	378,324
Steven Madden Ltd.	10,200	336,498
		714,822
Banks — 7.9%
Bryn Mawr Bank Corp.	8,700	354,612
Carolina Financial Corp.	9,100	333,242
First Bancshares, Inc., (The)	10,000	327,600
Great Southern Bancorp, Inc.	6,500	368,095
Heritage Commerce Corp.	23,800	332,486
Opus Bank	15,700	357,489
Preferred Bank	7,000	358,540
QCR Holdings, Inc.	9,600	343,200
		2,775,264
Chemicals — 0.9%
Sensient Technologies Corp.	5,000	323,500
Commercial Services — 5.0%
Carriage Services, Inc.	18,304	384,567
Forrester Research, Inc.	7,000	351,400
ICF International, Inc.	4,500	339,840
SP Plus Corp.*	10,300	354,320
Willdan Group, Inc.*	9,100	344,708
		1,774,835
Communications Equipment — 2.1%
Comtech Telecommunications Corp.	13,122	347,733
Ituran Location and Control Ltd., (Israel)	10,610	391,509
		739,242
Cosmetics & Personal Care — 1.0%
Edgewell Personal Care Co.*	7,500	332,700
Diversified Financial Services — 0.9%
Provident Financial Services, Inc.	11,500	315,675
		315,675
Electric — 5.6%
ALLETE, Inc.	4,100	332,305
El Paso Electric Co.	5,900	317,420
NorthWestern Corp.	4,900	335,846
PNM Resources, Inc.	7,300	318,864
Portland General Electric Co.	6,500	325,910
Electric — 5.6% (Continued)
Unitil Corp.	6,398	351,314
		1,981,659
Electronics — 1.1%
Universal Electronics, Inc.*	11,400	380,646
Energy Equipment & Services — 0.9%
Unit Corp.*	21,000	326,550
Energy Alternate Sources — 1.0%
TerraForm Power, Inc.	26,700	334,017
Engineering & Construction — 1.1%
Comfort Systems USA, Inc.	6,700	359,254
Food — 0.9%
Sprouts Farmers Market, Inc.*	13,300	310,156
Gas — 2.7%
AmeriGas Partners LP	10,600	300,722
Chesapeake Utilities Corp.	3,600	324,036
Southwest Gas Holdings, Inc.	4,000	327,760
		952,518
Healthcare Services — 5.2%
Addus HomeCare Corp.*	5,537	372,142
HealthStream, Inc.	13,800	383,640
MEDNAX, Inc.*	9,900	325,809
Tivity Health, Inc.*	14,500	310,300
Triple-S Management Corp.*	17,648	448,965
		1,840,856
Insurance — 2.0%
Essent Group Ltd.*	7,800	336,492
White Mountains Insurance Group Ltd.	400	375,756
		712,248
Internet — 2.1%
Despegar.com Corp.*	21,000	377,790
ePlus, Inc.*	4,010	358,654
		736,444
Investment Companies — 6.8%
Apollo Investment Corp.	21,100	323,252
Fidus Investment Corp.	24,648	369,967
Gladstone Capital Corp.	35,195	319,219
Golub Capital BDC, Inc.	17,300	319,185
Hercules Capital, Inc.	24,500	343,000
PennantPark Investment Corp.	49,477	352,771
Solar Capital Ltd.	16,800	360,864
		2,388,258
Lodging — 1.9%
Marcus Corp., (The)	8,000	339,120
Playa Hotels & Resorts NV, (Netherlands)*	45,295	345,148
		684,268

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments (Concluded)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Machinery Diversified — 2.0%
Applied Industrial Technologies, Inc.	5,500	$319,770
Manitowoc Co. Inc., (The)*	21,500	386,785
		706,555
Mining — 1.2%
Materion Corp.	7,620	440,284
Oil & Gas Services — 1.0%
C&J Energy Services, Inc.*	19,700	340,219
Paper & Forest Products — 0.9%
Neenah Paper, Inc.	4,800	324,384
Professional Services — 1.1%
Kelly Services, Inc.	15,300	369,189
Real Estate — 0.9%
Marcus & Millichap, Inc.*	8,200	316,684
REITS — 19.6%
American Assets Trust, Inc.	7,120	309,293
Apple Hospitality REIT, Inc.	22,000	362,560
Ares Commercial Real Estate Corp.	24,477	373,519
CatchMark Timber Trust, Inc.	34,400	328,520
Cherry Hill Mortgage Investment Corp.	18,600	344,844
Chimera Investment Corp.	16,800	310,632
CoreCivic, Inc.	16,300	345,234
CorEnergy Infrastructure Trust, Inc.	9,225	336,343
EastGroup Properties, Inc.	2,900	306,414
Exantas Capital Corp.	32,670	354,470
First Industrial Realty Trust, Inc.	9,500	318,440
Franklin Street Properties Corp.	43,900	317,836
Investors Real Estate Trust	5,300	320,014
iStar, Inc.	36,500	319,375
National Health Investors, Inc.	4,200	327,726
Office Properties Income Trust	10,329	315,138
PennyMac Mortgage Investment Trust	16,400	334,232
Redwood Trust, Inc.	19,800	302,940
Saul Centers, Inc.	5,382	304,998
TPG RE Finance Trust, Inc.	16,364	327,607
Two Harbors Investment Corp.	24,500	339,815
		6,899,950
Retail — 9.3%
America's Car-Mart Inc.*	4,300	350,880
B&G Foods, Inc.	12,300	302,826
Carrols Restaurant Group, Inc.*	38,300	409,427
Foundation Building Materials, Inc.*	36,200	402,544
Genesco, Inc.*	7,900	381,333
Ingles Markets, Inc., Class A	11,469	356,915
Retail — 9.3% (Continued)
Potbelly Corp.*	42,425	357,218
Ruth's Hospitality Group, Inc.	14,800	376,216
Suburban Propane Partners LP	15,600	338,676
		3,276,035
Software — 1.1%
Monotype Imaging Holdings, Inc.	20,200	395,920
Telecommunications — 1.9%
InterDigital, Inc.	4,300	299,839
Quantenna Communications, Inc.*	21,100	382,965
		682,804
Textiles — 0.9%
UniFirst Corp.	2,200	316,404
Utilities — 0.9%
Avista Corp.	7,700	311,157
Water — 0.9%
California Water Service Group	6,189	321,952

TOTAL COMMON STOCKS
(Cost $32,953,631)		33,636,710

EXCHANGE TRADED FUNDS - 1.5%
iShares Russell 2000 ETF	1,700	266,526
Vanguard Russell 2000 ETF	2,100	264,390
		530,916
TOTAL EXCHANGE TRADED FUNDS
(Cost $533,106)		530,916

SHORT-TERM INVESTMENTS - 1.6%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.29% (a)	575,029	575,029
TOTAL SHORT-TERM INVESTMENTS
(Cost $575,029)		575,029
TOTAL INVESTMENTS - 98.6%
(Cost $34,061,766)		34,742,655
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		491,823
NET ASSETS - 100.0%		$35,234,478

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2019.

BDC Business Development Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Portfolio Holdings Summary Table

February 28, 2019 (Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Telecommunications	13.8%	$2,642,538
Retail	8.6	1,651,327
Banks	7.1	1,334,306
Software	6.9	1,327,119
Pharmaceuticals	6.9	1,326,749
Cosmetics & Personal Care	6.8	1,295,942
Transportation	5.4	1,023,238
Diversified Financial Services	5.3	1,006,288
Oil & Gas	5.1	984,241
Electric	3.6	680,936
Computers	3.5	670,202
Healthcare Products	3.4	656,541
Aerospace & Defense	3.4	656,202
Chemicals	3.4	655,796
Beverages	3.3	634,600
Pipelines	1.8	348,816
REITS	1.8	338,800
Media	1.8	338,520
Food	1.7	332,040
Household Products & Wares	1.7	331,863
Leisure Time	1.7	329,556
Insurance	1.7	324,038
SHORT-TERM INVESTMENT	1.2	219,830
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	13,571
NET ASSETS	100%	$19,123,059

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Portfolio of Investments

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense — 3.4%
General Dynamics Corp.	1,850	$314,907
Raytheon Co.	1,830	341,295
		656,202
Banks — 7.1%
Bank of Montreal, (Canada)	4,400	342,936
Canadian Imperial Bank of Commerce, (Canada)	3,800	322,392
Royal Bank of Canada, (Canada)	4,300	336,174
Toronto-Dominion Bank, (The), (Canada)	5,800	332,804
		1,334,306
Beverages — 3.3%
Coca-Cola Co., (The)	6,600	299,244
PepsiCo, Inc.	2,900	335,356
		634,600
Chemicals — 3.4%
Linde PLC, (Ireland)	1,900	329,156
Nutrien Ltd., (Canada)	6,000	326,640
		655,796
Computers — 3.5%
Apple, Inc.	1,900	328,985
Check Point Software Technologies Ltd., (Israel)*	2,790	341,217
		670,202
Cosmetics & Personal Care — 6.8%
Colgate-Palmolive Co.	5,000	329,350
Estee Lauder Cos, Inc., (The), Class A	2,070	324,866
Procter & Gamble Co., (The)	3,280	323,244
Unilever, (Netherlands)	5,900	318,482
		1,295,942
Diversified Financial Services — 5.3%
Mastercard, Inc.	1,500	337,155
T Rowe Price Group, Inc.	3,300	331,419
Visa, Inc., Class A	2,280	337,714
		1,006,288
Electric — 3.6%
Fortis Inc., (Canada)	9,200	331,660
Sempra Energy	2,900	349,276
		680,936
Food — 1.7%
Hershey Co., (The)	3,000	332,040
Healthcare Products — 3.4%
Smith & Nephew PLC, (United Kingdom), SP ADR	8,600	332,304
Stryker Corp.	1,720	324,237
		656,541
Household Products & Wares — 1.7%
Clorox Co., (The), Class A	2,100	331,863
Insurance — 1.7%
Chubb Ltd.	2,420	324,038
Leisure Time — 1.7%
Carnival PLC, (United Kingdom), ADR	5,800	329,556
Media — 1.8%
Walt Disney Co., (The)	3,000	338,520
Oil & Gas — 5.1%
BP PLC, (United Kingodm), SP ADR	7,600	324,140
Enbridge, Inc., (Canada)	9,100	336,609
Royal Dutch Shell PLC, (Netherlands), SP ADR	5,200	323,492
		984,241
Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.	6,400	330,624
Eli Lilly & Co.	2,770	349,823
Novo Nordisk, (Denmark), SP ADR	6,600	323,070
Sanofi, (France), ADR	7,770	323,232
		1,326,749
Pipelines — 1.8%
TransCanada Corp., (Canada)	7,800	348,816
REITS — 1.8%
Equinix, Inc.	800	338,800
Retail — 8.6%
McDonald's Corp.	1,820	334,589
Ross Stores, Inc.	3,400	322,422
Starbucks Corp.	4,600	323,196
TJX Cos, Inc., (The)	6,600	338,514
Wal-Mart Stores, Inc.	3,360	332,606
		1,651,327
Software — 6.9%
Adobe Systems, Inc.*	1,210	317,625
Microsoft Corp.	3,000	336,090
Nice Ltd., (Isreal), SP ADR*	2,900	341,301
SAP SE, (Germany), SP ADR	3,100	332,103
		1,327,119

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Portfolio of Investments (Concluded)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Telecommunications — 13.8%
BCE, Inc., (Canada)	7,580	$337,310
BT Group PLC, (United Kingdom), SP ADR	22,000	317,900
China Mobile Ltd., (China), ADR	6,200	326,678
China Telecom Corp., Ltd., (China), ADR	5,800	315,404
Orange SA, (France), SP ADR	21,800	332,232
Telefonica SA, (Spain), SP ADR	39,000	337,350
TELUS Corp.	9,200	334,144
Verizon Communications, Inc.	6,000	341,520
		2,642,538
Transportation — 5.4%
Canadian National Railway Co., (Canada)	4,000	343,520
CH Robinson Worldwide, Inc.	3,600	325,368
Grupo Aeroportuario del Pacifico SAB de CV, (Mexico), ADR	3,800	354,350
		1,023,238
TOTAL COMMON STOCKS
(Cost $16,975,443)		18,889,658

SHORT-TERM INVESTMENTS - 1.2%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.29% (a)	219,830	219,830
TOTAL SHORT-TERM INVESTMENTS
(Cost $219,830)		219,830
TOTAL INVESTMENTS - 99.9%
(Cost $17,195,273)		19,109,488
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		13,571
NET ASSETS - 100.0%		$19,123,059

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2019.

ADR American Depository Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund	Summit Global Investments Small Cap Low Volatility Fund	Summit Global Investments Global Low Volatility Fund
ASSETS
Investments, at value (cost $397,982,077, $33,486,737 and $16,975,443, respectively)	$439,944,266	$34,167,626	$18,889,658
Short-term investments, at value (cost $8,923,039, $575,029 and $219,830, respectively)	8,923,039	575,029	219,830
Receivables for:
Capital shares sold	1,333,149	216,863	—
Dividends	838,610	22,625	50,062
Prepaid expenses and other assets	90,786	359,729	6,435
Total assets	$451,129,850	$35,341,872	$19,165,985

LIABILITIES
Payables for:
Advisory fees	$379,594	$57,880	$6,143
Capital shares redeemed	391,805	20,626	12,135
Investments purchased	845	—	—
Other accrued expenses and liabilities	242,290	28,888	24,648
Total liabilities	1,014,534	107,394	42,926
Net assets	$450,115,316	$35,234,478	$19,123,059

NET ASSETS CONSIST OF:
Par value	$26,836	$3,017	$632
Paid-in capital	407,159,201	35,266,684	18,276,240
Total distributable earnings/(loss)	42,929,279	(35,223)	846,187
Net assets	$450,115,316	$35,234,478	$19,123,059

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Concluded)

February 28, 2019 (Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund	Summit Global Investments Small Cap Low Volatility Fund	Summit Global Investments Global Low Volatility Fund
CLASS I SHARES:
Net assets applicable to Class I Shares	$435,562,682	$31,534,297	$19,123,059
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	25,968,186	2,699,882	631,555
Net asset value, offering and redemption price per share	$16.77	$11.68	$30.28

CLASS A SHARES:
Net assets applicable to Class A Shares	$12,490,672	$3,546,017	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	741,911	304,054	—
Net asset value and redemption price per share	$16.84	$11.66	$—
Maximum offering price per share (100/94.75 of $16.84 and $11.66 respectively)	$17.77	$12.31	$—

CLASS C SHARES:
Net assets applicable to Class C Shares	$2,061,962	$154,164	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	125,430	13,446	—
Net asset value, offering and redemption price per share	$16.44	$11.47	$—

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX MONTHS ENDED February 28, 2019 (Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund	Summit Global Investments Small Cap Low Volatility Fund	Summit Global Investments Global Low Volatility Fund
INVESTMENT INCOME
Dividends (net of foreign withholdings taxes of $3,312, $7,385 and $11,829, respectively)	$4,200,947	$363,626	$202,341
Total investment income	4,200,947	363,626	202,341

EXPENSES
Advisory fees (Note 2)	1,504,827	160,623	64,721
Administration and accounting fees (Note 2)	78,830	9,303	4,685
Transfer agent fees (Note 2)	69,306	11,305	984
Legal fees	40,182	5,440	5,057
Registration and filing fees	24,887	23,043	11,608
Custodian fees (Note 2)	23,784	4,226	149
Officer fees	22,336	2,571	2,532
Audit and tax service fees	16,428	15,544	9,849
Director fees	14,783	2,109	467
Distribution fees - Class A Shares	13,402	4,024	—
Printing and shareholder reporting fees	9,466	2,902	1,701
Distribution fees - Class C Shares	9,149	799	—
Other expenses	45,504	2,188	2,220
Total expenses before waivers and/or reimbursements	1,872,884	244,077	103,973
(Waivers and/or reimbursements) net of amounts recouped (Note 2)	256,427	(31,287)	(26,308)
Net expenses after waivers and/or reimbursements net of amounts recouped	2,129,311	212,790	77,665
Net investment income/(loss)	2,071,636	150,836	124,676

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	6,086,634	(159,052)	793,903
Net change in unrealized appreciation/(depreciation) on investments	(21,683,909)	(4,126,928)	(667,106)
Net realized and unrealized gain/(loss) on investments	(15,597,275)	(4,285,980)	126,797
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,525,639)	$(4,135,144)	$251,473

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$2,071,636	$1,807,015
Net realized gain/(loss) from investments	6,086,634	14,021,158
Net change in unrealized appreciation/(depreciation) on investments	(21,683,909)	44,648,194
Net increase/(decrease) in net assets resulting from operations	(13,525,639)	60,476,367
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(17,517,674)	(7,097,851)
Net decrease in net assets from dividends and distributions to shareholders	(17,517,674)	(7,097,851)
INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	95,171,987	331,945,492
Reinvestment of distributions	5,036,367	6,276,150
Shares redeemed	(71,752,240)	(44,108,500)
Redemption fees*	—	1,616
Total from Class I Shares	28,456,114	294,114,758
Class A Shares
Proceeds from shares sold	4,752,254	3,830,562
Reinvestment of distributions	403,709	571,954
Shares redeemed	(1,585,225)	(18,872,102)
Redemption fees*	—	3,451
Total from Class A Shares	3,570,738	(14,466,135)
Class C Shares
Proceeds from shares sold	362,774	593,933
Reinvestment of distributions	62,829	90,900
Shares redeemed	(163,571)	(239,527)
Redemption fees*	—	162
Total from Class C Shares	262,032	445,468
Net increase/(decrease) in net assets from capital share transactions	32,288,884	280,094,091
Total increase/(decrease) in net assets	1,245,571	333,472,607
NET ASSETS:
Beginning of period	448,869,745	115,397,138
End of period	$450,115,316	$448,869,745

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
SHARES TRANSACTIONS:
Class I Shares
Shares sold	5,776,388	20,675,668
Shares reinvested	323,051	400,265
Shares redeemed	(4,478,239)	(2,688,563)
Total Class I Shares	1,621,200	18,387,370
Class A Shares
Shares sold	281,250	235,589
Shares reinvested	25,780	36,384
Shares redeemed	(94,865)	(1,183,389)
Total Class A Shares	212,165	(911,416)
Class C Shares
Shares sold	22,587	37,316
Shares reinvested	4,105	5,883
Shares redeemed	(10,220)	(15,118)
Total Class C Shares	16,472	28,081
Net increase/(decrease) in shares outstanding	1,849,837	17,504,035

*

Prior to December 31, 2017, there was a 1.50% redemption fee to the value of shares redeemed or exchanged within 60 days of purchase. The redemption fees were retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital. Effective December 31, 2017, the Fund eliminated its redemption fee.

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 7 for more details on the Securities and Exchange Commission's ("SEC") Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018, were as follows:

Dividends and distributions to shareholders from:
Net investment income
Class I Shares	$(1,036,799)
Class A Shares	(51,814)
Class C Shares	(5,498)
Total net investment income	(1,094,111)
Net realized capital gains
Class I Shares	(5,396,669)
Class A Shares	(521,669)
Class C Shares	(85,402)
Total net realized capital gains	(6,003,740)
Undistributed/accumulated net investment income/(loss)	1,541,322

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$150,836	$(20,563)
Net realized gain/(loss) from investments	(159,052)	1,553,299
Net change in unrealized appreciation/(depreciation) on investments	(4,126,928)	3,523,659
Net increase/(decrease) in net assets resulting from operations	(4,135,144)	5,056,395
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,658,610)	(1,849,918)
Net decrease in net assets from dividends and distributions to shareholders	(1,658,610)	(1,849,918)
INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	11,671,588	20,187,254
Reinvestment of distributions	838,394	1,175,459
Shares redeemed	(7,299,273)	(5,501,102)
Redemption fees**	—	197
Total from Class I Shares.	5,210,709	15,861,808
Class A Shares*
Proceeds from shares sold	894,305	1,101,638
Reinvestment of distributions	151,458	278,576
Shares redeemed	(531,391)	(1,365,801)
Redemption fees**	—	101
Total from Class A Shares	514,372	14,514
Class C Shares
Proceeds from shares sold	7,800	64,169
Reinvestment of distributions	7,326	19,328
Shares redeemed	(30,154)	(67,513)
Redemption fees**	—	2
Total from Class C Shares	(15,028)	15,986
Net increase/(decrease) in net assets from capital share transactions	5,710,053	15,892,308
Total increase/(decrease) in net assets	(83,702)	19,098,785
NET ASSETS:
Beginning of period	35,318,179	16,219,394
End of period	$35,234,478	$35,318,179

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
SHARES TRANSACTIONS:
Class I Shares
Shares sold	979,263	1,580,236
Shares reinvested	76,496	96,507
Shares redeemed	(639,275)	(436,132)
Total Class I Shares	416,484	1,240,611
Class A Shares*
Shares sold	76,166	345,519
Shares reinvested	13,832	22,853
Shares redeemed	(43,796)	(363,573)
Total Class A Shares	46,202	4,799
Class C Shares
Shares sold	689	5,058
Shares reinvested	680	1,601
Shares redeemed	(2,622)	(5,634)
Total Class C Shares	(1,253)	1,025
Net increase/(decrease) in shares outstanding	461,433	1,246,435

*	Formerly Retail Class Shares.
**

Prior to December 31, 2017, there was a 1.50% redemption fee to the value of shares redeemed or exchanged within 60 days of purchase. The redemption fees were retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital. Effective December 31, 2017, the Fund eliminated its redemption fee.

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 7 for more details on the SEC's Final Rule on Disclosure Update and Simplification. Dividends and distributions to shareholders during the year ended August 31, 2018, and undistributed/accumulated net investment income/(loss) as of August 31, 2018, were as follows:

Dividends and distributions to shareholders from:
Net investment income
Class I Shares	$(65,165)
Class A Shares	(4,708)
Class C Shares	—
Total net investment income	(69,873)
Net realized capital gains
Class I Shares	(1,486,849)
Class A Shares	(273,868)
Class C Shares	(19,328)
Total net realized capital gains	(1,780,045)
Undistributed/accumulated net investment income/(loss)	—

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$124,676	$258,584
Net realized gain/(loss) from investments	793,903	1,074,746
Net change in unrealized appreciation/(depreciation) on investments	(667,106)	960,140
Net increase/(decrease) in net assets resulting from operations	251,473	2,293,470

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(258,784)	—
Net decrease in net assets from dividends and distributions to shareholders	(258,784)	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	557,744	896,436
Reinvestment of distributions	254,839	—
Shares redeemed	(1,212,071)	(6,424,982)
Redemption fees*	—	6
Net increase/(decrease) in net assets from capital share transactions	(399,488)	(5,528,540)
Total increase/(decrease) in net assets	(406,799)	(3,235,070)

NET ASSETS:
Beginning of period	19,529,858	22,764,928
End of period	$19,123,059	$19,529,858

SHARE TRANSACTIONS:
Class I Shares
Shares sold	18,962	30,761
Shares reinvested	8,846	—
Shares redeemed	(40,900)	(223,043)
Net increase/(decrease) in shares outstanding	(13,092)	(192,282)

*

Prior to December 31, 2017, there was a 2.00% redemption fee to the value of shares redeemed or exchanged within 60 days of purchase. The redemption fees were retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital. Effective December 31, 2017, the Fund eliminated its redemption fee.

(1)

The following information was previously reported in the August 31, 2018 financial statements. See Note 7 for more details on the SEC's Final Rule on Disclosure Update and Simplification. Undistributed/accumulated net investment income/(loss) as of August 31, 2018 was $258,784.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$17.97		$15.43	$14.69	$13.78	$13.72	$11.85
Net investment income/(loss)(1)	0.08		0.16	0.22	0.21	0.21	0.16
Net realized and unrealized gain/(loss) on investments(2)	(0.62)		3.52	0.90	1.66	0.44	2.01
Net increase/(decrease) in net assets resulting from operations	(0.54)		3.68	1.12	1.87	0.65	2.17
Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.18)	(0.16)	(0.21)	(0.16)	(0.08)
Net realized capital gains	(0.55)		(0.96)	(0.22)	(0.75)	(0.43)	(0.22)
Total dividends and distributions to shareholders	(0.66)		(1.14)	(0.38)	(0.96)	(0.59)	(0.30)
Net asset value, end of period	$16.77		$17.97	$15.43	$14.69	$13.78	$13.72
Total investment return/(loss)(3)	(2.70	)%(4)	24.98%	7.73%	13.99%	4.82%	18.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$435,563		$437,424	$91,977	$106,110	$72,850	$60,266
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	0.98	%(5)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	0.86	%(5)	0.94%	1.14%	1.14%	1.20%	1.35%
Ratio of net investment income/(loss) to average net assets	0.97	%(5)	0.87%	1.32%	1.49%	1.47%	1.25%
Portfolio turnover rate(6)	60	%(4)	85%	31%	41%	42%	110%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class A Shares
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period October 29, 2015(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$17.99		$15.40	$14.67	$14.69
Net investment income/(loss)(2)	0.06		0.10	0.16	0.14
Net realized and unrealized gain/(loss) on investments(3)	(0.61)		3.55	0.92	0.79
Net increase/(decrease) in net assets resulting from operations	(0.55)		3.65	1.08	0.93
Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.10)	(0.13)	(0.20)
Net realized capital gains	(0.55)		(0.96)	(0.22)	(0.75)
Total dividends and distributions to shareholders	(0.60)		(1.06)	(0.35)	(0.95)
Net asset value, end of period	$16.84		$17.99	$15.40	$14.67
Total investment return/(loss)(4)	(2.77	)%(5)	24.68%	7.48%	6.74	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,491		$9,530	$22,195	$19,288
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	1.23	%(6)	1.23%	1.23%	1.23	%(6)
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	1.11	%(6)	1.27%	1.39%	1.38	%(6)
Ratio of net investment income/(loss) to average net assets	0.75	%(6)	0.62%	1.07%	1.15	%(6)
Portfolio turnover rate(7)	60	%(5)	85%	31%	41	%(7)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period December 31, 2015(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$17.59		$15.15	$14.51	$13.57
Net investment income/(loss)(3)	0.00	(2)	(0.02)	0.04	0.03
Net realized and unrealized gain/(loss) on investments(4)	(0.60)		3.48	0.93	0.91
Net increase/(decrease) in net assets resulting from operations	(0.60)		3.46	0.97	0.94
Dividends and distributions to shareholders from:
Net investment income	—		(0.06)	(0.11)	—
Net realized capital gains	(0.55)		(0.96)	(0.22)	—
Total dividends and distributions to shareholders	(0.55)		(1.02)	(0.33)	—
Net asset value, end of period	$16.44		$17.59	$15.15	$14.51
Total investment return/(loss)(5)	(3.17	)%(6)	23.80%	6.74%	6.93	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,062		$1,916	$1,226	$373
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	1.98	%(7)	1.98%	1.98%	1.99	%(7)
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	1.86	%(7)	2.00%	2.15%	2.16	%(7)
Ratio of net investment income/(loss) to average net assets	(0.02	)%(7)	(0.11)%	0.30%	0.32	%(7)
Portfolio turnover rate(8)	60	%(6)	85%	31%	41	%(6)

(1)	Commencement of operations.
(2)	Amount represents less than $0.005 per share.
(3)	The selected per share data is calculated based on the average shares outstanding method for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$13.82		$12.39	$10.83	$10.00
Net investment income/(loss)(2)	0.05		(0.01)	0.04	0.02
Net realized and unrealized gain/(loss) on investments(3)	(1.61)		2.61	1.57	0.81
Net increase/(decrease) in net assets resulting from operations	(1.56)		2.60	1.61	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.05)	(0.05)	—
Net realized capital gains	(0.54)		(1.12)	— (7)	—
Total dividends and distributions to shareholders	(0.58)		(1.17)	(0.05)	—
Net asset value, end of period	$11.68		$13.82	$12.39	$10.83
Total investment return/(loss)(4)	(10.99	)%(5)	22.26%	14.86%	8.30	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,534		$31,559	$12,919	$10,095
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(6)	1.23%	1.23%	1.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.41	%(6)	1.60%	2.21%	4.43	%(6)
Ratio of net investment income/(loss) to average net assets	0.92	%(6)	(0.05)%	0.31%	0.53	%(6)
Portfolio turnover rate(8)	88	%(5)	122%	95%	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class A Shares (Formerly Retail Class Shares)
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$13.80		$12.38	$10.83	$10.00
Net investment income/(loss)(2)	0.04		(0.03)	0.01	0.01
Net realized and unrealized gain/(loss) on investments(3)	(1.61)		2.59	1.57	0.82
Net increase/(decrease) in net assets resulting from operations	(1.57)		2.56	1.58	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.03)		(0.02)	(0.03)	—
Net realized capital gains	(0.54)		(1.12)	— (7)	—
Total dividends and distributions to shareholders	(0.57)		(1.14)	(0.03)	—
Net asset value, end of period	$11.66		$13.80	$12.38	$10.83
Total investment return/(loss)(4)	(11.09	)%(5)	21.90%	14.63%	8.30	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,546		$3,560	$3,132	$2,010
Ratio of expenses to average net assets with waivers and reimbursements	1.48	%(6)	1.48%	1.48%	1.48	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.66	%(6)	1.86%	2.44%	4.68	%(6)
Ratio of net investment income/(loss) to average net assets	0.66	%(6)	(0.23)%	0.06%	0.28	%(6)
Portfolio turnover rate(8)	88	%(5)	122%	95%	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$13.59		$12.27	$10.80	$10.00
Net investment income/(loss)(2)	(0.01)		(0.12)	(0.08)	(0.02)
Net realized and unrealized gain/(loss) on investments(3)	(1.57)		2.56	1.55	0.82
Net increase/(decrease) in net assets resulting from operations	(1.58)		2.44	1.47	0.80
Dividends and distributions to shareholders from:
Net realized capital gains	(0.54)		(1.12)	— (7)	—
Total dividends and distributions to shareholders	(0.54)
Net asset value, end of period	$11.47		$13.59	$12.27	$10.80
Total investment return/(loss)(4)	(11.37	)%(5)	21.05%	13.63%	8.00	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$154		$200	$168	$26
Ratio of expenses to average net assets with waivers and reimbursements	2.23	%(6)	2.23%	2.23%	2.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	2.41	%(6)	2.61%	2.89%	5.43	%(6)
Ratio of net investment income/(loss) to average net assets	(0.12	)%(6)	(0.95)%	(0.67)%	(0.47	)%(6)
Portfolio turnover rate(8)	88	%(5)	122%	95%	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017(1)	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Eleven Months Ended August 31, 2014(2)(3)
Per Share Operating Performance
Net asset value, beginning of period	$30.30		$27.20	$24.93	$28.29	$27.64	$27.45
Net investment income/(loss)(4)	0.20		0.35	0.06	(0.19)	(0.21)	(0.20)
Net realized and unrealized gain/(loss) on investments	0.19		2.75	2.21	(1.25)	3.04	2.96
Net increase/(decrease) in net assets resulting from operations	0.39		3.10	2.27	(1.44)	2.83	2.76
Dividends and distributions to shareholders from:
Net investment income	(0.41)		—	—	—	—	—
Net realized capital gains	—		—	—	(1.93)	(2.18)	(2.57)
Total dividends and distributions to shareholders	(0.41)		—	—	(1.93)	(2.18)	(2.57)
Redemption fees added to paid-in capital(4)	—		— (5)	— (5)	0.01	— (5)	—
Net asset value, end of period	$30.28		$30.30	$27.20	$24.93	$28.29	$27.64
Total investment return/(loss)(6)	1.35	%(7)	11.36%	9.15%	(5.44)%	11.49%	10.62	%(7)(9)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,123		$19,530	$22,765	$64,378	$71,523	$59,924
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(8)	0.84%	0.84%	0.84%	0.84%	0.84	%(8)(9)
Ratio of expenses to average net assets without waivers and reimbursements	1.12	%(8)	1.25%	1.32%	1.13%	1.20%	1.13	%(8)(9)
Ratio of net investment income/(loss) to average net assets	1.35	%(8)	1.19%	0.26%	(0.76)%	(0.77)%	(0.80	)%(8)(9)
Portfolio turnover rate	38	%(7)	44%	247%	375%	297%	277	%(7)

(1)	Returns for periods prior to January 3, 2017 were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy.
(2)	The Fund changed its fiscal year end to August 31.
(3)

Effective as of the close of business on March 21, 2014, the Fund acquired all the assets and liabilities of the Dynamic U.S. Growth Fund (“Predecessor Fund”), a series of Scotia Institutional Funds. The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(4)	The selected per share data was calculated based on average shares outstanding method for the period.
(5)	Amount represents less than $0.005 per share.
(6)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(7)	Not annualized.
(8)	Annualized.
(9)

Includes adjustments in accordance with U.S. generally accepted accounting principles and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-two separate investment portfolios, including the Summit Global Investments U.S. Low Volatility Equity Fund, Summit Global Investments Small Cap Low Volatility Fund and Summit Global Investments Global Low Volatility Fund (each a “Fund” and, collectively, the “Funds”). The Summit Global Investments U.S. Low Volatility Equity Fund and Summit Global Investments Small Cap Low Volatility Fund commenced investment operations on February 29, 2012 and March 31, 2016, respectively.

The Dynamic U.S. Growth Fund (the “Predecessor Fund”), a series of Scotia Institutional Funds, transferred all of its assets and liabilities to the Summit Global Investments Global Low Volatility Fund (formerly, the Scotia Dynamic U.S. Growth Fund) in a tax-free reorganization (the “Reorganization”). The Reorganization occurred at the close of business on March 21, 2014. The Predecessor Fund commenced operations on March 31, 2009. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on March 21, 2014 included herein is that of the Predecessor Fund. Effective January 3, 2017, the Fund changed its name from the Scotia Dynamic U.S. Growth Fund to the Summit Global Investments Global Low Volatility Fund and Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the Fund from its predecessor investment manager.

As of the end of the reporting period, the Summit Global Investments U.S. Low Volatility Equity Fund offers three classes of shares: Class I Shares, Class A Shares and Class C Shares; the Summit Global Investments Small Cap Low Volatility Fund offers three classes of shares: Class I Shares, Class A Shares (formerly Retail Class Shares) and Class C Shares and the Summit Global Investments Global Low Volatility Fund offers three classes of shares: Class I Shares, Class A Shares and Class C Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the Summit Global Investments Global Low Volatility Fund were not yet operational.

RBB has authorized capital of one hundred billion shares of common stock of which 87.223 billion shares are currently classified into one hundred and eighty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Summit Global Investments U.S. Low Volatility Equity Fund is to outperform the S&P 500® Index over a market cycle while reducing overall volatility. The investment objective of the Summit Global Investments Small Cap Low Volatility Fund is to outperform the Russell 2000® Index over a market cycle while reducing overall volatility. The investment objective of the Summit Global Investments Global Low Volatility Fund is to seek long-term capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2019, and the period covered by these Notes to Financial Statements is the six-months period ended February 28, 2019 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Summit Global Investments U.S Low Volatility Equity Fund
Common Stocks	$439,944,266	$439,944,266	$—	$—
Short-Term Investments	8,923,039	8,923,039	—	—
Total Investments*	$448,867,305	$448,867,305	$—	$—

Summit Global Investments Small Cap Low Volatility Fund
Common Stocks	$33,636,710	$33,636,710	$—	$—
Exchange Traded Funds	530,916	530,916
Short-Term Investments	575,029	575,029	—	—
Total Investments*	$34,742,655	$34,742,655	$—	$—

Summit Global Investments global Low Volatility Fund
Common Stocks	$18,889,658	$18,889,658	$—	$—
Short-Term Investments	219,830	219,830	—	—
Total Investments*	$19,109,488	$19,109,488	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

REDEMPTION/EXCHANGE FEES — Prior to December 31, 2017, the Summit Global Investments U.S. Low Volatility Equity Fund, Summit Global Investments Small Cap Low Volatility Fund and Summit Global Investments Global Low Volatility Fund imposed a redemption/exchange fee of 1.50%, 1.50% and 2.00%, respectively, on redemptions/exchanges of Fund shares held less than 60 days. The fees are reflected on the Statement of Changes in Net Assets. Effective December 31, 2017, the Funds have eliminated their redemption/exchange fees.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2019.

FUND	ADVISORY FEE	EXPENSE CAPS
		CLASS I	CLASS A	CLASS C
Summit Global Investments U.S. Low Volatility Equity Fund	0.70%	0.98%	1.23%	1.98%
Summit Global Investments Small Cap Low Volatility Fund	0.95	1.23	1.48	2.23
Summit Global Investments Global Low Volatility Fund	0.70	0.84	1.09	1.84

If at any time a Fund’s total annual Fund operating expenses for a year are less than the relevant share class’ Expense Cap, the Adviser is entitled to recoup from the Fund the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such recoupment does not cause the Fund to exceed the relevant share class' Expense Cap that was in effect at the time of the waiver or reimbursement.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed and recoupments were as follows:

FUND	Gross Advisory Fees	Waivers AND/OR Reimbursements	RECOUPMENTS	Net Advisory Fees
Summit Global Investments U.S. Low Volatility Equity Fund	$1,504,827	$—	$256,427	$1,761,254
Summit Global Investments Small Cap Low Volatility Fund	160,623	(31,287)	—	129,336
Summit Global Investments Global Low Volatility Fund	64,721	(26,308)	—	38,413

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
FUND	August 31, 2019	August 31, 2020	August 31, 2021	August 31, 2022
Summit Global Investments U.S. Low Volatility Equity Fund	$—	$—	$48,170	$—
Summit Global Investments Small Cap Low Volatility Fund	108,075	140,932	87,054	31,287
Summit Global Investments Global Low Volatility Fund	—	98,278	87,592	26,308

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the "Distributor") serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

3. SHAREHOLDER SERVICING PLAN

The Summit Global Investments Global Low Volatility Fund had adopted a Shareholder Services Plan for the Class I Shares. Under the Shareholder Services Plan, the Fund could pay service fees to firms that provide shareholder services, such as responding to shareholder inquiries and assisting shareholders with their accounts, not exceeding ten basis points (0.10%) of the Fund’s average daily net assets attributable to Class I Shares. Effective December 31, 2017, the Fund has eliminated its Shareholder Services Plan.

4. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

and Secretary and is compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

5. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
Summit Global Investments U.S. Low Volatility Equity Fund	$275,414,488	$256,956,098
Summit Global Investments Small Cap Low Volatility Fund	33,096,766	29,326,019
Summit Global Investments Global Low Volatility Fund	7,086,365	7,511,787

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

6. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2018, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Summit Global Investments U.S. Low Volatility Equity Fund	$384,117,131	$65,860,021	$(2,593,681)	$63,266,340
Summit Global Investments Small Cap Low Volatility Fund	30,923,575	5,679,578	(894,479)	4,785,099
Summit Global Investments Global Low Volatility Fund	16,934,690	3,033,544	(452,223)	2,581,321

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2019 (Unaudited)

The following permanent differences as of August 31, 2018, were reclassified among the following accounts. They are primarily attributable to gains and losses on foreign currency transactions, tax reclassification of distributions received and investments in publicly traded partnerships.

FUND	Undistributed Net Investments Income/(LOSS)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Summit Global Investments U.S. Low Volatility Equity Fund	$(2,293)	$2,293	$—
Summit Global Investments Small Cap Low Volatility Fund	75,624	(75,624)	—
Summit Global Investments Global Low Volatility Fund	200	102	(302)

As of August 31, 2018, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital loss carry forwards	Unrealized Appreciation/ (Depreciation)
Summit Global Investments U.S. Low Volatility Equity Fund	$4,024,581	$6,681,671	$—	$63,266,340
Summit Global Investments Small Cap Low Volatility Fund	23,727	949,705	—	4,785,099
Summit Global Investments Global Low Volatility Fund	258,784	—	1,986,607	2,581,321

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2018 was as follows:

FUND		Ordinary Income	Long-Term Gains	Total
Summit Global Investments U.S. Low Volatility Equity Fund	2018	$1,094,111	$6,003,740	$7,097,851
Summit Global Investments Small Cap Low Volatility Fund	2018	1,276,795	573,123	1,849,918
Summit Global Investments Global Low Volatility Fund	2018	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

During the period ended August 31, 2018 the Summit Global Investments Global Low Volatility Fund utilized $1,074,158 of total capital loss carryforwards. As of August 31, 2018, the Summit Global Investments Global Low Volatility Fund had short-term post-enactment capital losses of $1,986,607. The capital losses can be carried forward for an unlimited period.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (concluded)

February 28, 2019 (Unaudited)

7. NEW ACCOUNTING PRONOUNCEMENTS and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Funds' financial statements and has elected to early adopt the modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of February 28, 2019, management has adopted this amendment. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities. The amendment also requires presentation of the total distributions, rather than the components thereof, on the Statements of Changes in Net Assets and removes the requirement for disclosure of accumulated net investment income/(loss) on a book basis. These changes generally simplify the disclosure of information without significantly altering the information provided to investors.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there was the following subsequent event:

Effective as of May 1, 2019, each Fund will be re-named as indicated in the table below:

Current Fund Name	Name of Fund as of May 1, 2019
Summit Global Investment U.S. Low Volatility Equity Fund	SGI U.S. Large Cap Equity Fund
Summit Global Investment Small Cap Low Volatility Fund	SGI U.S. Small Cap Equity Fund
Summit Global Investment Global Low Volatility Fund	SGI Global Equity Fund

SUMMIT GLOBAL INVESTMENTS FUNDS

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or successor Form). The Company’s Form N-Q is available on the SEC website at http://www.sec.gov.

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI-SAR19

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	4/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	4/30/19

By (Signature and Title)*	/s/ James Shaw
James Shaw, Treasurer
(principal financial officer)

Date	4/30/19

*	Print the name and title of each signing officer under his or her signature.